Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Banks - 91.7%
Wells Fargo & Co.	10,111	$478,452
Bank of America Corp.	16,446	476,934
Citigroup, Inc.	6,809	476,834
JPMorgan Chase & Co.	4,202	469,784
U.S. Bancorp	7,950	416,580
PNC Financial Services Group, Inc.	2,642	362,694
Bank of New York Mellon Corp.	6,742	297,659
BB&T Corp.	5,697	279,894
SunTrust Banks, Inc.	3,832	240,841
M&T Bank Corp.	1,307	222,281
Fifth Third Bancorp	7,460	208,134
Northern Trust Corp.	2,278	205,020
KeyCorp	11,000	195,250
Citizens Financial Group, Inc.	5,228	184,862
First Republic Bank	1,890	184,558
Regions Financial Corp.	11,956	178,623
Huntington Bancshares, Inc.	12,724	175,846
SVB Financial Group*	696	156,315
Comerica, Inc.	2,143	155,667
Zions Bancorp North America	2,902	133,434
ICICI Bank Ltd. ADR	10,135	127,600
HDFC Bank Ltd. ADR	963	125,228
Popular, Inc.	2,256	122,365
East West Bancorp, Inc.	2,610	122,070
HSBC Holdings plc ADR	2,888	120,545
Toronto-Dominion Bank[1]	2,061	120,280
Commerce Bancshares, Inc.	1,993	118,902
Signature Bank	982	118,665
Royal Bank of Canada	1,470	116,718
Credit Suisse Group AG ADR*	9,746	116,660
UBS Group AG*	9,783	115,929
Bank of Nova Scotia	2,120	115,222
Bank of Montreal	1,503	113,401
Cullen/Frost Bankers, Inc.	1,192	111,643
Canadian Imperial Bank of Commerce	1,405	110,377
Synovus Financial Corp.	3,129	109,515
BOK Financial Corp.	1,405	106,049
First Citizens BancShares, Inc. — Class A	234	105,363
CIT Group, Inc.	1,987	104,397
First Horizon National Corp.	6,796	101,464
Western Alliance Bancorporation*	2,237	100,039
Prosperity Bancshares, Inc.	1,504	99,339
PacWest Bancorp	2,526	98,085
Webster Financial Corp.	2,043	97,594
Pinnacle Financial Partners, Inc.	1,697	97,544
Wintrust Financial Corp.	1,285	94,011
First Financial Bankshares, Inc.	3,048	93,848
IBERIABANK Corp.	1,228	93,144
Bank OZK	3,008	90,511
FNB Corp.	7,660	90,158
United Bankshares, Inc.	2,408	89,313
Umpqua Holdings Corp.	5,330	88,425
TCF Financial Corp.	4,161	86,507
First Hawaiian, Inc.	3,324	85,992
Associated Banc-Corp.	4,049	85,596
Glacier Bancorp, Inc.	2,102	85,236
Hancock Whitney Corp.	2,113	84,647
UMB Financial Corp.	1,270	83,591
BankUnited, Inc.	2,477	83,574
Home BancShares, Inc.	4,301	82,837
Texas Capital Bancshares, Inc.*	1,314	80,640
Chemical Financial Corp.	1,955	80,370
CenterState Bank Corp.	3,451	79,477
BancorpSouth Bank	2,734	79,395
Cathay General Bancorp	2,200	79,002
Atlantic Union Bankshares Corp.	2,233	78,892
Old National Bancorp	4,678	77,608
CVB Financial Corp.	3,680	77,390
Fulton Financial Corp.	4,697	76,890
Columbia Banking System, Inc.	2,069	74,856
Cadence BanCorp	3,585	74,568
First Financial Bancorp	2,982	72,224
United Community Banks, Inc.	2,460	70,258
First Midwest Bancorp, Inc.	3,362	68,820
Simmons First National Corp. — Class A	2,956	68,757
Trustmark Corp.	2,053	68,262
LegacyTexas Financial Group, Inc.	1,585	64,525
Hope Bancorp, Inc.	4,473	61,638
Total Banks		10,945,618
Savings & Loans - 3.0%
People's United Financial, Inc.	7,132	119,675
Sterling Bancorp	4,602	97,930
Investors Bancorp, Inc.	7,281	81,183
Pacific Premier Bancorp, Inc.	2,052	63,366
Total Savings & Loans		362,154
Diversified Financial Services - 2.5%
Capital One Financial Corp.	3,287	298,262
Insurance - 2.3%
AXA Equitable Holdings, Inc.	7,031	146,948
Voya Financial, Inc.	2,348	129,844
Total Insurance		276,792
Total Common Stocks
(Cost $10,271,871)		11,882,826

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$67,945	67,945
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	16,879	16,879
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	16,879	16,879
Total Repurchase Agreements
(Cost $101,703)		101,703

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	90,143	$90,143
Total Securities Lending Collateral
(Cost $90,143)		90,143
Total Investments - 101.1%
(Cost $10,463,717)		$12,074,672
Other Assets & Liabilities, net - (1.1)%		(132,002)
Total Net Assets - 100.0%		$11,942,670

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,882,826	$—	$—	$11,882,826
Repurchase Agreements	—	101,703	—	101,703
Securities Lending Collateral	90,143	—	—	90,143
Total Assets	$11,972,969	$101,703	$—	$12,074,672

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 46.7%
Ecolab, Inc.	6,254	$1,234,790
DuPont de Nemours, Inc.	16,003	1,201,345
Air Products & Chemicals, Inc.	5,048	1,142,716
Sherwin-Williams Co.	2,259	1,035,277
Dow, Inc.	19,819	977,275
LyondellBasell Industries N.V. — Class A	10,508	905,054
PPG Industries, Inc.	7,260	847,315
Linde plc	4,171	837,537
International Flavors & Fragrances, Inc.[1]	4,356	632,012
Celanese Corp. — Class A	5,563	599,691
Eastman Chemical Co.	6,898	536,871
FMC Corp.	6,434	533,700
Mosaic Co.	20,489	512,840
CF Industries Holdings, Inc.	10,941	511,054
Westlake Chemical Corp.	7,088	492,332
Albemarle Corp.	6,443	453,652
RPM International, Inc.	7,380	450,992
Axalta Coating Systems Ltd.*	14,165	421,692
WR Grace & Co.	4,906	373,396
Ashland Global Holdings, Inc.	4,592	367,222
Huntsman Corp.	17,678	361,338
Ingevity Corp.*	3,370	354,423
Nutrien Ltd.	6,615	353,638
Chemours Co.	13,112	314,688
Valvoline, Inc.	16,033	313,124
Olin Corp.	14,165	310,355
Balchem Corp.	2,872	287,114
Sensient Technologies Corp.	3,882	285,249
Cabot Corp.	5,818	277,577
Element Solutions, Inc.*	25,345	262,067
HB Fuller Co.	5,450	252,880
Methanex Corp.	5,484	249,303
Sociedad Quimica y Minera de Chile S.A. ADR[1]	7,650	237,992
GCP Applied Technologies, Inc.*	9,055	205,005
Total Chemicals		18,131,516
Mining - 16.7%
Newmont Goldcorp Corp.	23,761	914,085
Freeport-McMoRan, Inc.	57,331	665,613
Barrick Gold Corp.	40,297	635,484
Rio Tinto plc ADR	9,405	586,308
BHP Group Ltd. ADR[1]	7,635	443,670
Royal Gold, Inc.	4,130	423,284
Teck Resources Ltd. — Class B	16,307	376,039
Alcoa Corp.*	14,519	339,890
Agnico Eagle Mines Ltd.	6,612	338,799
AngloGold Ashanti Ltd. ADR	17,733	315,825
Wheaton Precious Metals Corp.	12,997	314,267
Franco-Nevada Corp.[1]	3,313	281,207
Pan American Silver Corp.	20,448	263,984
Compass Minerals International, Inc.	3,934	216,173
Kaiser Aluminum Corp.	2,067	201,760
Livent Corp.*	23,452	162,288
Total Mining		6,478,676
Packaging & Containers - 12.2%
Ball Corp.	11,358	794,946
Westrock Co.	13,379	487,932
Packaging Corporation of America	5,057	482,033
Crown Holdings, Inc.*	7,666	468,393
Berry Global Group, Inc.*	8,267	434,762
Sealed Air Corp.	10,049	429,896
Sonoco Products Co.	6,280	410,335
Amcor plc*	30,230	347,343
Graphic Packaging Holding Co.	23,505	328,600
Silgan Holdings, Inc.	9,826	300,676
Owens-Illinois, Inc.	15,323	264,628
Total Packaging & Containers		4,749,544
Iron & Steel - 9.0%
Vale S.A. ADR	67,608	908,652
Nucor Corp.	12,029	662,798
Steel Dynamics, Inc.	13,926	420,565
Reliance Steel & Aluminum Co.	4,379	414,341
ArcelorMittal[1]	17,441	314,461
Allegheny Technologies, Inc.*	11,487	289,472
Carpenter Technology Corp.	5,073	243,403
Commercial Metals Co.	13,249	236,495
Total Iron & Steel		3,490,187
Building Materials - 6.0%
Vulcan Materials Co.	5,003	686,962
Martin Marietta Materials, Inc.	2,654	610,712
Eagle Materials, Inc.	3,560	330,012
Louisiana-Pacific Corp.	11,383	298,462
Summit Materials, Inc. — Class A*	13,100	252,175
US Concrete, Inc.*	3,006	149,368
Total Building Materials		2,327,691
Forest Products & Paper - 2.4%
International Paper Co.	15,373	665,958
Domtar Corp.	6,096	271,455
Total Forest Products & Paper		937,413
Biotechnology - 2.0%
Corteva, Inc.*	26,451	782,156
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	3,714	461,799
Trinseo S.A.	5,120	216,781
Total Miscellaneous Manufacturing		678,580
Household Products & Housewares - 1.3%
Avery Dennison Corp.	4,397	508,645
Housewares - 1.0%
Scotts Miracle-Gro Co. — Class A	3,830	377,255
Coal - 0.5%
Warrior Met Coal, Inc.	6,971	182,082
Total Common Stocks
(Cost $31,196,725)		38,643,745

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$186,425	$186,425
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	46,311	46,311
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	46,311	46,311
Total Repurchase Agreements
(Cost $279,047)		279,047

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	1,182,551	1,182,551
Total Securities Lending Collateral
(Cost $1,182,551)		1,182,551
Total Investments - 103.3%
(Cost $32,658,323)		$40,105,343
Other Assets & Liabilities, net - (3.3)%		(1,280,088)
Total Net Assets - 100.0%		$38,825,255

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$38,643,745	$—	$—	$38,643,745
Repurchase Agreements	—	279,047	—	279,047
Securities Lending Collateral	1,182,551	—	—	1,182,551
Total Assets	$39,826,296	$279,047	$—	$40,105,343

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 71.0%
Amgen, Inc.	71,938	$13,256,735
Gilead Sciences, Inc.	169,929	11,480,403
Celgene Corp.*	106,557	9,850,129
Illumina, Inc.*	25,373	9,341,070
Vertex Pharmaceuticals, Inc.*	47,048	8,627,662
Biogen, Inc.*	36,117	8,446,683
Regeneron Pharmaceuticals, Inc.*	23,448	7,339,224
Alexion Pharmaceuticals, Inc.*	53,048	6,948,227
Incyte Corp.*	62,102	5,276,186
Exact Sciences Corp.*	41,860	4,941,154
BioMarin Pharmaceutical, Inc.*	57,239	4,902,520
Seattle Genetics, Inc.*	59,538	4,120,625
Sage Therapeutics, Inc.*	21,026	3,849,650
Ionis Pharmaceuticals, Inc.*	58,438	3,755,810
Alnylam Pharmaceuticals, Inc.*	47,980	3,481,429
Bluebird Bio, Inc.*,1	27,220	3,462,384
Exelixis, Inc.*	149,508	3,194,986
Amarin Corporation plc ADR*,1	131,770	2,555,020
FibroGen, Inc.*	55,427	2,504,192
ACADIA Pharmaceuticals, Inc.*	92,859	2,482,121
Spark Therapeutics, Inc.*	24,016	2,458,758
Ultragenyx Pharmaceutical, Inc.*	38,590	2,450,465
United Therapeutics Corp.*	30,096	2,349,294
Immunomedics, Inc.*,1	153,726	2,132,180
Medicines Co.*	57,196	2,085,938
PTC Therapeutics, Inc.*	46,240	2,080,800
Intercept Pharmaceuticals, Inc.*	25,219	2,006,676
Myriad Genetics, Inc.*	70,043	1,945,795
Ligand Pharmaceuticals, Inc. — Class B*	16,721	1,908,702
REGENXBIO, Inc.*	33,380	1,714,731
Total Biotechnology		140,949,549
Pharmaceuticals - 25.2%
AbbVie, Inc.	175,023	12,727,673
Sarepta Therapeutics, Inc.*	30,198	4,588,586
Array BioPharma, Inc.*	86,703	4,016,950
Neurocrine Biosciences, Inc.*	41,329	3,489,408
PRA Health Sciences, Inc.*	32,830	3,255,095
Jazz Pharmaceuticals plc*	22,655	3,229,697
Nektar Therapeutics*	89,559	3,186,509
Alkermes plc*	110,800	2,497,432
Agios Pharmaceuticals, Inc.*	42,818	2,135,762
Global Blood Therapeutics, Inc.*	37,943	1,995,802
Supernus Pharmaceuticals, Inc.*	52,205	1,727,463
Portola Pharmaceuticals, Inc.*	63,080	1,711,360
Madrigal Pharmaceuticals, Inc.*	15,320	1,605,689
Heron Therapeutics, Inc.*	83,010	1,543,156
Spectrum Pharmaceuticals, Inc.*	146,092	1,257,852
Clovis Oncology, Inc.*	75,830	1,127,592
Total Pharmaceuticals		50,096,026
Healthcare-Products - 1.8%
Bio-Techne Corp.	16,798	3,502,215
Healthcare-Services - 1.5%
Syneos Health, Inc.*	57,790	2,952,491
Total Common Stocks
(Cost $96,869,681)		197,500,281

RIGHTS††† - 0.0%
Clinical Data, Inc.*,2	24,000	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$799,767	799,767
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	198,676	198,676
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	198,676	198,676
Total Repurchase Agreements
(Cost $1,197,119)		1,197,119

	Shares
SECURITIES LENDING COLLATERAL†,4 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[5]	3,182,615	3,182,615
Total Securities Lending Collateral
(Cost $3,182,615)		3,182,615
Total Investments - 101.7%
(Cost $101,249,415)		$201,880,015
Other Assets & Liabilities, net - (1.7)%		(3,405,377)
Total Net Assets - 100.0%		$198,474,638

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$197,500,281	$—	$—		$197,500,281
Rights	—	—	—	*	—
Repurchase Agreements	—	1,197,119	—		1,197,119
Securities Lending Collateral	3,182,615	—	—		3,182,615
Total Assets	$200,682,896	$1,197,119	$—		$201,880,015

*	Security has a market value of $0.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Food - 37.8%
Mondelez International, Inc. — Class A	111,902	$6,031,518
Kraft Heinz Co.	137,655	4,272,811
Sysco Corp.	59,226	4,188,463
General Mills, Inc.	73,013	3,834,643
Tyson Foods, Inc. — Class A	47,464	3,832,243
Hershey Co.	27,065	3,627,522
Hormel Foods Corp.	78,935	3,200,025
McCormick & Company, Inc.	20,264	3,141,123
Kroger Co.	134,553	2,921,146
Kellogg Co.	53,911	2,888,012
JM Smucker Co.	21,230	2,445,484
Conagra Brands, Inc.	90,519	2,400,564
Campbell Soup Co.[1]	59,862	2,398,670
Lamb Weston Holdings, Inc.	33,830	2,143,469
US Foods Holding Corp.*	54,730	1,957,145
Post Holdings, Inc.*	18,420	1,915,127
Pilgrim's Pride Corp.*	69,030	1,752,672
Ingredion, Inc.	19,785	1,632,065
Flowers Foods, Inc.	66,022	1,536,332
Performance Food Group Co.*	36,079	1,444,242
Lancaster Colony Corp.	9,491	1,410,362
Sanderson Farms, Inc.	8,994	1,228,221
TreeHouse Foods, Inc.*	22,252	1,203,833
Hain Celestial Group, Inc.*	49,560	1,085,364
Sprouts Farmers Market, Inc.*	56,341	1,064,281
Cal-Maine Foods, Inc.	23,991	1,000,904
Total Food		64,556,241
Beverages - 25.4%
Coca-Cola Co.	200,143	10,191,282
PepsiCo, Inc.	71,112	9,324,917
Constellation Brands, Inc. — Class A	22,728	4,476,052
Keurig Dr Pepper, Inc.	150,616	4,352,802
Monster Beverage Corp.*	64,330	4,106,184
Brown-Forman Corp. — Class B	64,692	3,585,878
Molson Coors Brewing Co. — Class B	43,721	2,448,376
Anheuser-Busch InBev S.A. ADR	19,922	1,763,296
Coca-Cola European Partners plc	30,984	1,750,596
Fomento Economico Mexicano SAB de CV ADR	13,743	1,329,635
Total Beverages		43,329,018
Cosmetics & Personal Care - 14.5%
Procter & Gamble Co.	104,206	11,426,188
Estee Lauder Companies, Inc. — Class A	30,981	5,672,931
Colgate-Palmolive Co.	75,029	5,377,328
Unilever N.V. — Class Y	24,266	1,473,432
Edgewell Personal Care Co.*	30,530	822,783
Total Cosmetics & Personal Care		24,772,662
Agriculture - 11.9%
Philip Morris International, Inc.	98,562	7,740,074
Altria Group, Inc.	122,135	5,783,092
Archer-Daniels-Midland Co.	80,918	3,301,455
Bunge Ltd.	34,603	1,927,733
British American Tobacco plc ADR	44,718	1,559,317
Total Agriculture		20,311,671
Household Products & Housewares - 6.9%
Kimberly-Clark Corp.	35,162	4,686,391
Clorox Co.	20,040	3,068,325
Church & Dwight Company, Inc.	39,579	2,891,642
Spectrum Brands Holdings, Inc.	20,590	1,107,124
Total Household Products & Housewares		11,753,482
Pharmaceuticals - 1.0%
Herbalife Nutrition Ltd.*	41,220	1,762,567
Retail - 1.0%
Casey's General Stores, Inc.	10,703	1,669,561
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.[1]	29,415	1,136,596
Commercial Services - 0.5%
Medifast, Inc.	6,680	857,044
Total Common Stocks
(Cost $107,570,841)		170,148,842

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$426,695	426,695
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	105,998	105,998
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	105,999	105,999
Total Repurchase Agreements
(Cost $638,692)		638,692

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	1,113,628	1,113,628
Total Securities Lending Collateral
(Cost $1,113,628)		1,113,628
Total Investments - 100.7%
(Cost $109,323,161)		$171,901,162
Other Assets & Liabilities, net - (0.7)%		(1,161,602)
Total Net Assets - 100.0%		$170,739,560

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$170,148,842	$—	$—	$170,148,842
Repurchase Agreements	—	638,692	—	638,692
Securities Lending Collateral	1,113,628	—	—	1,113,628
Total Assets	$171,262,470	$638,692	$—	$171,901,162

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 81.1%
Industrial - 16.6%
Boeing Co.	8,200	$2,984,882
3M Co.	8,200	1,421,388
Caterpillar, Inc.	8,200	1,117,578
United Technologies Corp.	8,200	1,067,640
Total Industrial		6,591,488
Financial - 15.8%
Goldman Sachs Group, Inc.	8,200	1,677,720
Visa, Inc. — Class A	8,200	1,423,110
Travelers Companies, Inc.	8,200	1,226,064
American Express Co.	8,200	1,012,208
JPMorgan Chase & Co.	8,200	916,760
Total Financial		6,255,862
Consumer, Non-cyclical - 13.9%
UnitedHealth Group, Inc.	8,200	2,000,882
Johnson & Johnson	8,200	1,142,096
Procter & Gamble Co.	8,200	899,130
Merck & Company, Inc.	8,200	687,570
Coca-Cola Co.	8,200	417,544
Pfizer, Inc.	8,200	355,224
Total Consumer, Non-cyclical		5,502,446
Consumer, Cyclical - 13.7%
Home Depot, Inc.	8,200	1,705,354
McDonald's Corp.	8,200	1,702,812
Walmart, Inc.	8,200	906,018
NIKE, Inc. — Class B	8,200	688,390
Walgreens Boots Alliance, Inc.	8,200	448,294
Total Consumer, Cyclical		5,450,868
Technology - 10.7%
Apple, Inc.	8,200	1,622,944
International Business Machines Corp.	8,200	1,130,780
Microsoft Corp.	8,200	1,098,472
Intel Corp.	8,200	392,534
Total Technology		4,244,730
Communications - 5.2%
Walt Disney Co.	8,200	1,145,048
Verizon Communications, Inc.	8,200	468,466
Cisco Systems, Inc.	8,200	448,786
Total Communications		2,062,300
Energy - 4.2%
Chevron Corp.	8,200	1,020,408
Exxon Mobil Corp.	8,200	628,366
Total Energy		1,648,774
Basic Materials - 1.0%
Dow, Inc.	8,200	404,342
Total Common Stocks
(Cost $28,907,099)		32,160,810

MUTUAL FUNDS† - 17.2%
Guggenheim Strategy Fund II1	137,947	3,423,849
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	343,381	3,420,075
Total Mutual Funds
(Cost $6,842,917)		6,843,924

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
2.12% due 08/01/19[2,3]	$270,000	269,533
2.11% due 07/16/19[3,4]	17,000	16,985
Total U.S. Treasury Bills
(Cost $286,464)		286,518

REPURCHASE AGREEMENTS††,5 - 6.8%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[2]	1,790,532	1,790,532
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[2]	444,799	444,799
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[2]	444,799	444,799
Total Repurchase Agreements
(Cost $2,680,130)		2,680,130
Total Investments - 105.8%
(Cost $38,716,610)		$41,971,382
Other Assets & Liabilities, net - (5.8)%		(2,303,199)
Total Net Assets - 100.0%		$39,668,183

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Index Mini Futures Contracts	6	Sep 2019	$797,640	$1,066

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.87%	At Maturity	07/31/19	130	$3,455,662	$8,198
BNP Paribas	Dow Jones Industrial Average Index	2.90%	At Maturity	07/29/19	121	3,230,195	7,675
						$6,685,857	$15,873

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,160,810	$—	$—	$32,160,810
Mutual Funds	6,843,924	—	—	6,843,924
U.S. Treasury Bills	—	286,518	—	286,518
Repurchase Agreements	—	2,680,130	—	2,680,130
Equity Futures Contracts**	1,066	—	—	1,066
Equity Index Swap Agreements**	—	15,873	—	15,873
Total Assets	$39,005,800	$2,982,521	$—	$41,988,321

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,422,469	$–	$–	$–	$1,380	$3,423,849	137,947	$25,120
Guggenheim Ultra Short Duration Fund — Institutional Class	3,423,509	–	–	–	(3,434)	3,420,075	343,381	23,940
	$6,845,978	$–	$–	$–	$(2,054)	$6,843,924		$49,060

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Semiconductors - 93.0%
Intel Corp.	26,863	$1,285,932
Broadcom, Inc.	3,342	962,028
Texas Instruments, Inc.	8,010	919,228
NVIDIA Corp.	5,484	900,637
QUALCOMM, Inc.	11,302	859,743
Micron Technology, Inc.*	16,208	625,467
Applied Materials, Inc.	13,037	585,492
Analog Devices, Inc.	5,048	569,768
Advanced Micro Devices, Inc.*	16,611	504,476
Xilinx, Inc.	4,170	491,726
Lam Research Corp.	2,512	471,854
NXP Semiconductor N.V.	4,369	426,458
Microchip Technology, Inc.[1]	4,640	402,288
KLA-Tencor Corp.	3,307	390,887
Maxim Integrated Products, Inc.	6,020	360,116
Marvell Technology Group Ltd.	14,571	347,810
Skyworks Solutions, Inc.	4,225	326,466
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,999	313,321
ON Semiconductor Corp.*	12,897	260,648
Teradyne, Inc.	5,379	257,708
Qorvo, Inc.*	3,809	253,717
Cypress Semiconductor Corp.	11,232	249,800
ASML Holding N.V. — Class G	1,197	248,892
Mellanox Technologies Ltd.*	2,031	224,771
Monolithic Power Systems, Inc.	1,602	217,519
Cree, Inc.*	3,744	210,338
STMicroelectronics N.V. — Class Y1	11,335	199,723
Entegris, Inc.	5,230	195,184
Silicon Laboratories, Inc.*	1,862	192,531
Silicon Motion Technology Corp. ADR	4,322	191,810
Kulicke & Soffa Industries, Inc.	8,222	185,406
MKS Instruments, Inc.	2,345	182,652
Semtech Corp.*	3,336	160,295
Cabot Microelectronics Corp.	1,414	155,653
Brooks Automation, Inc.	3,765	145,894
Cirrus Logic, Inc.*	3,283	143,467
Power Integrations, Inc.	1,748	140,155
Inphi Corp.*	2,679	134,218
Diodes, Inc.*	3,393	123,403
Ambarella, Inc.*	2,414	106,530
Synaptics, Inc.*	3,043	88,673
MACOM Technology Solutions Holdings, Inc.*	5,856	88,601
Nanometrics, Inc.*	2,362	81,985
Total Semiconductors		15,183,270
Energy-Alternate Sources - 2.7%
First Solar, Inc.*	3,616	237,499
SolarEdge Technologies, Inc.*	3,326	207,742
Total Energy-Alternate Sources		445,241
Electrical Components & Equipment - 1.6%
Universal Display Corp.	1,403	263,848
Chemicals - 1.3%
Versum Materials, Inc.	4,038	208,280
Electronics - 0.8%
Advanced Energy Industries, Inc.*	2,322	130,659
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*	2,756	65,152
Total Common Stocks
(Cost $12,266,730)		16,296,450

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$57,365	57,365
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	14,250	14,250
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	14,251	14,251
Total Repurchase Agreements
(Cost $85,866)		85,866

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	387,033	387,033
Total Securities Lending Collateral
(Cost $387,033)		387,033
Total Investments - 102.7%
(Cost $12,739,629)		$16,769,349
Other Assets & Liabilities, net - (2.7)%		(442,355)
Total Net Assets - 100.0%		$16,326,994

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,296,450	$—	$—	$16,296,450
Repurchase Agreements	—	85,866	—	85,866
Securities Lending Collateral	387,033	—	—	387,033
Total Assets	$16,683,483	$85,866	$—	$16,769,349

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 53.9%
Communications - 20.3%
Alibaba Group Holding Ltd. ADR*	4,424	$749,647
China Mobile Ltd. ADR	3,774	170,924
Baidu, Inc. ADR*	947	111,140
JD.com, Inc. ADR*	2,845	86,175
America Movil SAB de CV — Class L ADR	3,983	57,993
Ctrip.com International Ltd. ADR*	1,323	48,832
Telekomunikasi Indonesia Persero Tbk PT ADR	1,657	48,451
Chunghwa Telecom Company Ltd. ADR	1,298	47,429
SK Telecom Company Ltd. ADR	1,215	30,071
China Telecom Corporation Ltd. ADR[1]	474	23,714
China Unicom Hong Kong Ltd. ADR	1,984	21,626
58.com, Inc. ADR*	314	19,521
Telefonica Brasil S.A. ADR	1,414	18,410
Autohome, Inc. ADR*	190	16,268
Total Communications		1,450,201
Technology - 10.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,746	499,261
Infosys Ltd. ADR	12,972	138,801
NetEase, Inc. ADR	245	62,664
Wipro Ltd. ADR	4,940	21,390
ASE Technology Holding Company Ltd. ADR*	5,164	20,398
United Microelectronics Corp. ADR	7,751	17,129
Total Technology		759,643
Financial - 10.1%
HDFC Bank Ltd. ADR	2,288	297,531
Banco Bradesco S.A. ADR	13,763	135,153
ICICI Bank Ltd. ADR	5,364	67,533
Shinhan Financial Group Company Ltd. ADR	1,619	62,947
China Life Insurance Company Ltd. ADR	5,080	62,839
KB Financial Group, Inc. ADR	1,356	53,535
Woori Financial Group, Inc. ADR	586	21,518
Bancolombia S.A. ADR	386	19,701
Total Financial		720,757
Basic Materials - 4.1%
Vale S.A. ADR	10,643	143,042
POSCO ADR	1,095	58,101
Sasol Ltd. ADR	1,936	48,109
AngloGold Ashanti Ltd. ADR	1,408	25,076
Suzano S.A. ADR	1,022	17,405
Total Basic Materials		291,733
Energy - 4.0%
CNOOC Ltd. ADR	549	93,522
Petroleo Brasileiro S.A. ADR	5,081	79,111
China Petroleum & Chemical Corp. ADR	871	59,402
PetroChina Company Ltd. ADR	720	39,651
Ultrapar Participacoes S.A. ADR	2,963	15,526
Total Energy		287,212
Consumer, Non-cyclical - 3.6%
Ambev S.A. ADR	15,032	70,199
Fomento Economico Mexicano SAB de CV ADR	634	61,340
TAL Education Group ADR*	1,250	47,625
New Oriental Education & Technology Group, Inc. ADR*	399	38,536
BRF S.A. ADR*	2,569	19,524
BeiGene Ltd. ADR*	133	16,485
Total Consumer, Non-cyclical		253,709
Industrial - 0.7%
ZTO Express Cayman, Inc. ADR	1,522	29,101
Cemex SAB de CV ADR	5,167	21,908
Total Industrial		51,009
Utilities - 0.5%
Korea Electric Power Corp. ADR*	1,753	19,458
Enel Americas S.A. ADR	1,883	16,702
Total Utilities		36,160
Total Common Stocks
(Cost $3,494,225)		3,850,424

PREFERRED STOCKS† - 3.6%
Financial - 2.1%
Itau Unibanco Holding S.A. ADR	16,541	155,816
Energy - 1.5%
Petroleo Brasileiro S.A. ADR	7,458	105,904
Total Preferred Stocks
(Cost $216,584)		261,720

	Face Amount
REPURCHASE AGREEMENTS††,2 - 44.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	$2,097,771	2,097,771
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	521,123	521,123
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	521,122	521,122
Total Repurchase Agreements
(Cost $3,140,016)		3,140,016

	Shares
SECURITIES LENDING COLLATERAL†,4 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[5]	18,194	18,194
Total Securities Lending Collateral
(Cost $18,194)		18,194
Total Investments - 101.8%
(Cost $6,869,019)		$7,270,354
Other Assets & Liabilities, net - (1.8)%		(126,960)
Total Net Assets - 100.0%		$7,143,394

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[6]	2.90%	At Maturity	07/29/19	1,423	$3,623,663	$8,495
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[6]	2.92%	At Maturity	07/29/19	2,625	6,686,390	3,693
						$10,310,053	$12,188

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.
[6]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,850,424	$—	$—	$3,850,424
Preferred Stocks	261,720	—	—	261,720
Repurchase Agreements	—	3,140,016	—	3,140,016
Securities Lending Collateral	18,194	—	—	18,194
Equity Index Swap Agreements**	—	12,188	—	12,188
Total Assets	$4,130,338	$3,152,204	$—	$7,282,542

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
U.S. TREASURY BILLS†† - 0.4%
U.S. Treasury Bills
2.11% due 07/16/19[1,2]	$32,000	$31,972
Total U.S. Treasury Bills
(Cost $31,970)		31,972

REPURCHASE AGREEMENTS††,3 - 88.2%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[4]	5,583,595	5,583,595
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[4]	1,387,061	1,387,061
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[4]	1,387,061	1,387,061
Total Repurchase Agreements
(Cost $8,357,717)		8,357,717
Total Investments - 88.6%
(Cost $8,389,687)		$8,389,689
Other Assets & Liabilities, net - 11.4%		1,081,312
Total Net Assets - 100.0%		$9,471,001

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	28	Sep 2019	$3,307,500	$29,852
U.S. Treasury 10 Year Note Futures Contracts	15	Sep 2019	1,918,828	28,818
			$5,226,328	$58,670

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.EM.31 Index	1.00%	Quarterly	06/20/24	$7,500,000	$(236,628)	$(250,233)	$13,605

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Swap Agreements††
Goldman Sachs International	Invesco Emerging Markets Sovereign Debt Portfolio ETF Swap[5]	2.85%	At Maturity	07/26/19	65,147	$1,891,869	$6,515
Goldman Sachs International	iShares J.P. Morgan USD Emerging Markets Bond ETF Swap[6]	2.75%	At Maturity	07/26/19	20,318	2,301,826	4,876
						$4,193,695	$11,391

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as credit index swap collateral at June 30, 2019.
[5]	Total Return based on Invesco Emerging Markets Sovereign Debt Portfolio ETF +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2019.
[6]	Total Return based on iShares J.P. Morgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2019.

CDX.EM.31 Index — Credit Default Swap Emerging Markets Series 31 Index

ICE— Intercontinental Exchange

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$31,972	$—	$31,972
Repurchase Agreements	—	8,357,717	—	8,357,717
Interest Rate Futures Contracts**	58,670	—	—	58,670
Credit Default Swap Agreements**	—	13,605	—	13,605
Credit Index Swap Agreements**	—	11,391	—	11,391
Total Assets	$58,670	$8,414,685	$—	$8,473,355

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 69.6%
Exxon Mobil Corp.	19,050	$1,459,801
Chevron Corp.	9,968	1,240,418
ConocoPhillips	11,112	677,832
EOG Resources, Inc.	6,425	598,553
Phillips 66	5,790	541,597
Marathon Petroleum Corp.	9,078	507,279
Occidental Petroleum Corp.	9,909	498,224
Valero Energy Corp.	5,818	498,079
Anadarko Petroleum Corp.	6,889	486,088
Pioneer Natural Resources Co.	2,668	410,498
Concho Resources, Inc.	3,516	362,781
Hess Corp.	5,670	360,442
Diamondback Energy, Inc.	3,143	342,493
Continental Resources, Inc.*	7,765	326,829
Devon Energy Corp.	9,868	281,435
Marathon Oil Corp.	19,539	277,649
Noble Energy, Inc.	12,024	269,338
Apache Corp.	9,184	266,060
BP plc ADR	6,286	262,126
Petroleo Brasileiro S.A. ADR	16,538	257,497
Cabot Oil & Gas Corp. — Class A	11,004	252,652
HollyFrontier Corp.	5,050	233,714
Royal Dutch Shell plc — Class A ADR	3,496	227,485
Parsley Energy, Inc. — Class A*	10,853	206,315
Cimarex Energy Co.	3,405	202,019
Suncor Energy, Inc.	6,254	194,875
Helmerich & Payne, Inc.	3,740	189,319
CVR Energy, Inc.	3,707	185,313
Canadian Natural Resources Ltd.	6,740	181,778
WPX Energy, Inc.*	15,676	180,431
Equities Corp.	10,622	167,934
Murphy Oil Corp.	6,786	167,275
PBF Energy, Inc. — Class A	5,182	162,196
Delek US Holdings, Inc.	3,537	143,319
Ecopetrol S.A. ADR	7,752	141,784
PDC Energy, Inc.*	3,548	127,941
Centennial Resource Development, Inc. — Class A*	15,891	120,613
Whiting Petroleum Corp.*	5,889	110,006
Range Resources Corp.	15,431	107,708
Antero Resources Corp.*	19,036	105,269
SM Energy Co.	7,875	98,595
CNX Resources Corp.*	13,197	96,470
California Resources Corp.*,1	4,089	80,471
Carrizo Oil & Gas, Inc.*	7,830	78,457
Total Oil & Gas		13,686,958
Pipelines - 14.2%
Kinder Morgan, Inc.	26,636	556,160
Williams Companies, Inc.	17,073	478,727
ONEOK, Inc.	6,339	436,186
Cheniere Energy, Inc.*	5,014	343,208
Targa Resources Corp.	6,293	247,063
Enbridge, Inc.	6,125	220,990
Equitrans Midstream Corp.	9,059	178,553
TC Energy Corp.	3,556	176,093
Plains GP Holdings, LP — Class A*	6,539	163,279
Total Pipelines		2,800,259
Oil & Gas Services - 13.0%
Schlumberger Ltd.	15,426	613,029
Baker Hughes a GE Co.	16,417	404,351
Halliburton Co.	16,016	364,204
National Oilwell Varco, Inc.	11,005	244,641
TechnipFMC plc	8,547	221,709
Core Laboratories N.V.	2,942	153,808
Patterson-UTI Energy, Inc.	10,692	123,065
ProPetro Holding Corp.*	5,892	121,964
Oceaneering International, Inc.*	5,850	119,282
RPC, Inc.[1]	14,354	103,492
US Silica Holdings, Inc.[1]	6,244	79,861
Total Oil & Gas Services		2,549,406
Transportation - 0.9%
Golar LNG Ltd.	9,410	173,897
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	6,404	168,489
Coal - 0.7%
Peabody Energy Corp.	5,407	130,309
Energy-Alternate Sources - 0.3%
Renewable Energy Group, Inc.*	3,979	63,107
Total Common Stocks
(Cost $18,717,713)		19,572,425

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$68,677	68,677
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	17,060	17,060
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	17,061	17,061
Total Repurchase Agreements
(Cost $102,798)		102,798

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	192,449	192,449
Total Securities Lending Collateral
(Cost $192,449)		192,449
Total Investments - 101.0%
(Cost $19,012,960)		$19,867,672
Other Assets & Liabilities, net - (1.0)%		(206,432)
Total Net Assets - 100.0%		$19,661,240

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,572,425	$—	$—	$19,572,425
Repurchase Agreements	—	102,798	—	102,798
Securities Lending Collateral	192,449	—	—	192,449
Total Assets	$19,764,874	$102,798	$—	$19,867,672

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 83.2%
Schlumberger Ltd.	35,151	$1,396,901
Baker Hughes a GE Co.	37,397	921,088
Halliburton Co.	30,406	691,432
National Oilwell Varco, Inc.	25,081	557,551
TechnipFMC plc	14,668	380,488
Apergy Corp.*	9,155	307,059
Patterson-UTI Energy, Inc.	24,361	280,395
ProPetro Holding Corp.*	13,418	277,753
Oceaneering International, Inc.*	13,332	271,839
McDermott International, Inc.*	27,677	267,360
Liberty Oilfield Services, Inc. — Class A1	16,293	263,621
Dril-Quip, Inc.*	5,322	255,456
RPC, Inc.[1]	32,690	235,695
Core Laboratories N.V.	4,425	231,339
Archrock, Inc.	21,382	226,649
Oil States International, Inc.*	10,798	197,603
US Silica Holdings, Inc.[1]	14,225	181,938
C&J Energy Services, Inc.*	13,704	161,433
Keane Group, Inc.*	22,758	152,934
Total Oil & Gas Services		7,258,534
Oil & Gas - 9.9%
Helmerich & Payne, Inc.	6,838	346,139
Transocean Ltd.*	48,087	308,238
Diamond Offshore Drilling, Inc.*,1	23,630	209,598
Total Oil & Gas		863,975
Machinery-Diversified - 3.4%
Cactus, Inc. — Class A*	9,144	302,849
Metal Fabricate & Hardware - 3.0%
Tenaris S.A. ADR	9,890	260,206
Total Common Stocks
(Cost $8,269,392)		8,685,564

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$17,621	17,621
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	4,377	4,377
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	4,377	4,377
Total Repurchase Agreements
(Cost $26,375)		26,375

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	566,703	566,703
Total Securities Lending Collateral
(Cost $566,703)		566,703
Total Investments - 106.3%
(Cost $8,862,470)		$9,278,642
Other Assets & Liabilities, net - (6.3)%		(550,463)
Total Net Assets - 100.0%		$8,728,179

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,685,564	$—	$—	$8,685,564
Repurchase Agreements	—	26,375	—	26,375
Securities Lending Collateral	566,703	—	—	566,703
Total Assets	$9,252,267	$26,375	$—	$9,278,642

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 24.3%
Consumer, Non-cyclical - 10.8%
Nestle S.A. ADR	2,981	$308,236
Novartis AG ADR	2,614	238,684
Roche Holding AG ADR	6,049	212,320
AstraZeneca plc ADR	3,418	141,095
Diageo plc ADR	810	139,579
Anheuser-Busch InBev S.A. ADR	1,290	114,178
Novo Nordisk A/S ADR	1,391	70,997
British American Tobacco plc ADR	1,915	66,776
Unilever N.V. — Class Y	946	57,441
Unilever plc ADR	887	54,968
GlaxoSmithKline plc ADR	453	18,129
Sanofi ADR	393	17,005
Bayer AG ADR	767	13,384
L'Oreal S.A. ADR	225	12,800
Reckitt Benckiser Group plc ADR	732	11,624
Total Consumer, Non-cyclical		1,477,216
Financial - 4.3%
HSBC Holdings plc ADR	3,706	154,688
Allianz SE ADR	5,783	139,255
Prudential plc ADR	2,386	104,555
Zurich Insurance Group AG ADR	2,219	77,332
ING Groep N.V. ADR	2,856	33,044
Banco Santander S.A. ADR	2,870	13,145
AXA S.A. ADR	447	11,702
BNP Paribas S.A. ADR	490	11,603
Lloyds Banking Group plc ADR	3,897	11,067
UBS Group AG*	925	10,961
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,828	10,164
Intesa Sanpaolo SpA ADR	790	10,104
Total Financial		587,620
Energy - 2.9%
Royal Dutch Shell plc — Class A ADR	2,616	170,223
BP plc ADR	4,071	169,761
Total S.A. ADR	961	53,614
Eni SpA ADR	329	10,867
Total Energy		404,465
Basic Materials - 2.4%
Linde plc	733	147,186
Rio Tinto plc ADR	1,481	92,326
BASF SE ADR	3,804	69,423
Air Liquide S.A. ADR	441	12,317
Glencore plc ADR*	1,534	10,569
Total Basic Materials		331,821
Industrial - 1.6%
Siemens AG ADR	2,234	133,280
ABB Ltd. ADR	1,583	31,708
Airbus SE ADR	390	13,790
Vinci S.A. ADR	459	11,709
Schneider Electric SE ADR	643	11,632
Safran S.A. ADR	313	11,431
Total Industrial		213,550
Technology - 1.3%
ASML Holding N.V. — Class G	629	130,788
SAP SE ADR	396	54,173
Total Technology		184,961
Consumer, Cyclical - 0.4%
Daimler AG ADR	2,431	33,791
LVMH Moet Hennessy Louis Vuitton SE ADR	320	27,235
Total Consumer, Cyclical		61,026
Communications - 0.3%
Vodafone Group plc ADR	1,023	16,706
Deutsche Telekom AG ADR	678	11,756
Telefonica S.A. ADR	1,260	10,445
Total Communications		38,907
Utilities - 0.3%
National Grid plc ADR	648	34,461
Total Common Stocks
(Cost $3,305,209)		3,334,027

MUTUAL FUNDS† - 13.5%
Guggenheim Strategy Fund II1	37,571	932,520
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	93,213	928,397
Total Mutual Funds
(Cost $1,862,196)		1,860,917

	Face Amount
U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
2.11% due 07/16/19[2,3]	$315,000	314,731
Total U.S. Treasury Bills
(Cost $314,713)		314,731

REPURCHASE AGREEMENTS††,4 - 1.9%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	170,867	170,867
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	42,446	42,446
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	42,447	42,447
Total Repurchase Agreements
(Cost $255,760)		255,760
Total Investments - 42.0%
(Cost $5,737,878)		$5,765,435
Other Assets & Liabilities, net - 58.0%		7,949,781
Total Net Assets - 100.0%		$13,715,216

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	98	Sep 2019	$14,015,838	$13,847
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	381	Sep 2019	13,715,480	10,175

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,334,027	$—	$—	$3,334,027
Mutual Funds	1,860,917	—	—	1,860,917
U.S. Treasury Bills	—	314,731	—	314,731
Repurchase Agreements	—	255,760	—	255,760
Currency Futures Contracts**	13,847	—	—	13,847
Equity Futures Contracts**	10,175	—	—	10,175
Total Assets	$5,218,966	$570,491	$—	$5,789,457

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,602,092	$800,000	$(1,470,000)	$(3,186)	$3,614	$932,520	37,571	$7,767
Guggenheim Ultra Short Duration Fund - Institutional Class	1,659,329	800,000	(1,530,000)	(225)	(707)	928,397	93,213	7,541
	$3,261,421	$1,600,000	$(3,000,000)	$(3,411)	$2,907	$1,860,917		$15,308

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0%
Banks - 29.9%
JPMorgan Chase & Co.	6,586	$736,315
Bank of America Corp.	22,347	648,063
Wells Fargo & Co.	12,031	569,307
Citigroup, Inc.	7,083	496,022
U.S. Bancorp	6,730	352,652
Goldman Sachs Group, Inc.	1,697	347,206
Morgan Stanley	7,537	330,196
PNC Financial Services Group, Inc.	2,243	307,919
Bank of New York Mellon Corp.	5,705	251,876
BB&T Corp.	4,830	237,298
SunTrust Banks, Inc.	3,238	203,508
M&T Bank Corp.	1,106	188,097
State Street Corp.	3,168	177,598
Fifth Third Bancorp	6,318	176,272
Northern Trust Corp.	1,934	174,060
KeyCorp	9,313	165,306
First Republic Bank	1,608	157,021
Citizens Financial Group, Inc.	4,433	156,751
Regions Financial Corp.	10,123	151,238
Huntington Bancshares, Inc.	10,763	148,745
ICICI Bank Ltd. ADR	11,506	144,861
HDFC Bank Ltd. ADR	1,099	142,914
Popular, Inc.	2,517	136,522
Toronto-Dominion Bank[1]	2,321	135,454
SVB Financial Group*	593	133,182
Comerica, Inc.	1,816	131,914
Royal Bank of Canada	1,652	131,169
Zions Bancorp North America	2,460	113,111
East West Bancorp, Inc.	2,211	103,408
Signature Bank	831	100,418
Commerce Bancshares, Inc.	1,680	100,229
Synovus Financial Corp.	2,649	92,715
First Horizon National Corp.	5,756	85,937
PacWest Bancorp	2,140	83,096
Pinnacle Financial Partners, Inc.	1,427	82,024
Wintrust Financial Corp.	1,093	79,964
IBERIABANK Corp.	1,042	79,036
Bank OZK	2,545	76,579
Umpqua Holdings Corp.	4,514	74,887
First Hawaiian, Inc.	2,813	72,772
Associated Banc-Corp.	3,428	72,468
Hancock Whitney Corp.	1,794	71,868
Texas Capital Bancshares, Inc.*	1,119	68,673
Total Banks		8,288,651
REITs - 28.2%
American Tower Corp. — Class A	1,766	361,059
Crown Castle International Corp.	2,156	281,035
Prologis, Inc.	3,424	274,262
Simon Property Group, Inc.	1,693	270,474
Equinix, Inc.	502	253,154
Public Storage	1,050	250,078
Welltower, Inc.	2,722	221,925
AvalonBay Communities, Inc.	1,012	205,618
Equity Residential	2,700	204,984
Digital Realty Trust, Inc.	1,646	193,882
Ventas, Inc.	2,829	193,362
SBA Communications Corp.*	853	191,789
Realty Income Corp.	2,578	177,805
Weyerhaeuser Co.	6,581	173,344
Essex Property Trust, Inc.	580	169,319
Boston Properties, Inc.	1,306	168,474
Alexandria Real Estate Equities, Inc.	1,102	155,481
HCP, Inc.	4,723	151,042
Invitation Homes, Inc.	5,425	145,010
Mid-America Apartment Communities, Inc.	1,228	144,609
Host Hotels & Resorts, Inc.	7,835	142,754
Extra Space Storage, Inc.	1,344	142,598
Annaly Capital Management, Inc.	15,467	141,214
UDR, Inc.	3,074	137,992
Vornado Realty Trust	2,101	134,674
Duke Realty Corp.	4,135	130,707
Regency Centers Corp.	1,931	128,875
Camden Property Trust	1,195	124,746
Federal Realty Investment Trust	931	119,876
AGNC Investment Corp.	6,932	116,596
Iron Mountain, Inc.	3,702	115,873
VICI Properties, Inc.	5,211	114,850
National Retail Properties, Inc.	2,126	112,699
Gaming and Leisure Properties, Inc.	2,840	110,703
Lamar Advertising Co. — Class A	1,345	108,555
Kimco Realty Corp.	5,842	107,960
Apartment Investment & Management Co. — Class A	2,124	106,455
Omega Healthcare Investors, Inc.	2,890	106,207
Kilroy Realty Corp.	1,434	105,844
Liberty Property Trust	2,108	105,484
STORE Capital Corp.	3,150	104,548
American Homes 4 Rent — Class A	4,268	103,755
Douglas Emmett, Inc.	2,540	101,194
SL Green Realty Corp.	1,239	99,578
CyrusOne, Inc.	1,694	97,778
CubeSmart	2,906	97,177
New Residential Investment Corp.	6,281	96,665
Park Hotels & Resorts, Inc.	3,292	90,727
Brixmor Property Group, Inc.	4,989	89,203
Macerich Co.	2,531	84,763
Sabra Health Care REIT, Inc.	3,736	73,562
PotlatchDeltic Corp.	1,624	63,304
Senior Housing Properties Trust	6,552	54,185
Uniti Group, Inc.	5,121	48,649
Total REITs		7,806,456
Insurance - 19.9%
Berkshire Hathaway, Inc. — Class B*	4,214	898,298
Marsh & McLennan Companies, Inc.	2,809	280,198
MetLife, Inc.	5,374	266,927
American International Group, Inc.	4,908	261,498
Progressive Corp.	3,258	260,412
Prudential Financial, Inc.	2,464	248,864
Chubb Ltd.	1,677	247,005

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Insurance - 19.9% (continued)
Aflac, Inc.	4,500	$246,645
Travelers Companies, Inc.	1,604	239,830
Allstate Corp.	2,208	224,532
Willis Towers Watson plc	1,002	191,923
Hartford Financial Services Group, Inc.	3,126	174,181
Aon plc	832	160,559
Loews Corp.	2,912	159,199
Cincinnati Financial Corp.	1,526	158,200
Arthur J Gallagher & Co.	1,783	156,173
Principal Financial Group, Inc.	2,684	155,457
Arch Capital Group Ltd.*	3,981	147,616
Lincoln National Corp.	2,189	141,081
Everest Re Group Ltd.	535	132,241
Fidelity National Financial, Inc.	3,180	128,154
AXA Equitable Holdings, Inc.	5,953	124,418
Voya Financial, Inc.	1,989	109,992
Athene Holding Ltd. — Class A*	2,530	108,942
Unum Group	3,105	104,173
Assurant, Inc.	932	99,146
Brighthouse Financial, Inc.*	2,134	78,296
Total Insurance		5,503,960
Diversified Financial Services - 16.0%
American Express Co.	3,150	388,836
BlackRock, Inc. — Class A	705	330,857
CME Group, Inc. — Class A	1,630	316,399
Charles Schwab Corp.	7,015	281,933
Intercontinental Exchange, Inc.	3,111	267,359
Capital One Financial Corp.	2,786	252,802
TD Ameritrade Holding Corp.	4,082	203,773
T. Rowe Price Group, Inc.	1,805	198,027
Discover Financial Services	2,494	193,509
Synchrony Financial	5,497	190,581
Interactive Brokers Group, Inc. — Class A	3,405	184,551
Ameriprise Financial, Inc.	1,160	168,386
Franklin Resources, Inc.	4,737	164,848
Nasdaq, Inc.	1,589	152,814
Ally Financial, Inc.	4,460	138,215
Raymond James Financial, Inc.	1,612	136,295
Cboe Global Markets, Inc.	1,250	129,538
E*TRADE Financial Corp.	2,809	125,281
Invesco Ltd.	5,924	121,205
SEI Investments Co.	2,042	114,556
LPL Financial Holdings, Inc.	1,235	100,739
Jefferies Financial Group, Inc.	4,872	93,689
LendingTree, Inc.*,1	215	90,306
Affiliated Managers Group, Inc.	938	86,427
Total Diversified Financial Services		4,430,926
Commercial Services - 2.4%
S&P Global, Inc.	1,268	288,838
Moody's Corp.	1,202	234,763
MarketAxess Holdings, Inc.	413	132,746
Total Commercial Services		656,347
Savings & Loans - 0.9%
People's United Financial, Inc.	6,041	101,368
Sterling Bancorp	3,895	82,886
Investors Bancorp, Inc.	6,163	68,717
Total Savings & Loans		252,971
Private Equity - 0.7%
KKR & Company, Inc. — Class A	7,219	182,424
Software - 0.6%
MSCI, Inc. — Class A	741	176,944
Media - 0.4%
FactSet Research Systems, Inc.	436	124,940
Total Common Stocks
(Cost $22,897,565)		27,423,619

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$170,477	170,477
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	42,350	42,350
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	42,349	42,349
Total Repurchase Agreements
(Cost $255,176)		255,176

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	169,167	169,167
Total Securities Lending Collateral
(Cost $169,167)		169,167
Total Investments - 100.5%
(Cost $23,321,908)		$27,847,962
Other Assets & Liabilities, net - (0.5)%		(135,420)
Total Net Assets - 100.0%		$27,712,542

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$27,423,619	$—	$—	$27,423,619
Repurchase Agreements	—	255,176	—	255,176
Securities Lending Collateral	169,167	—	—	169,167
Total Assets	$27,592,786	$255,176	$—	$27,847,962

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 17.4%
Guggenheim Strategy Fund II1	479,501	$11,901,208
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	1,069,233	10,649,562
Total Mutual Funds
(Cost $22,627,223)		22,550,770

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 80.5%
U.S. Treasury Bond
2.88% due 05/15/49	$97,200,000	104,095,125
Total U.S. Government Securities
(Cost $98,274,591)		104,095,125

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
2.11% due 07/16/19[2,3]	1,786,000	1,784,475
Total U.S. Treasury Bills
(Cost $1,784,370)		1,784,475

REPURCHASE AGREEMENTS††,4 - 4.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	3,946,050	3,946,050
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	980,267	980,267
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	980,266	980,266
Total Repurchase Agreements
(Cost $5,906,583)		5,906,583
Total Investments - 103.9%
(Cost $128,592,767)		$134,336,953
Other Assets & Liabilities, net - (3.9)%		(4,983,472)
Total Net Assets - 100.0%		$129,353,481

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	323	Sep 2019	$57,302,219	$1,730,540

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$22,550,770	$—	$—	$22,550,770
U.S. Government Securities	—	104,095,125	—	104,095,125
U.S. Treasury Bills	—	1,784,475	—	1,784,475
Repurchase Agreements	—	5,906,583	—	5,906,583
Interest Rate Futures Contracts**	1,730,540	—	—	1,730,540
Total Assets	$24,281,310	$111,786,183	$—	$136,067,493

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,298,989	$1,600,000	$–	$–	$2,219	$11,901,208	479,501	$79,945
Guggenheim Ultra Short Duration Fund - Institutional Class	9,520,254	2,500,000	(1,360,000)	(6,491)	(4,201)	10,649,562	1,069,233	66,322
	$19,819,243	$4,100,000	$(1,360,000)	$(6,491)	$(1,982)	$22,550,770		$146,267

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0%
Pharmaceuticals - 33.6%
Johnson & Johnson	12,666	$1,764,121
Pfizer, Inc.	32,941	1,427,004
Merck & Company, Inc.	16,153	1,354,429
Eli Lilly & Co.	8,470	938,391
AbbVie, Inc.	12,876	936,343
CVS Health Corp.	14,393	784,275
Allergan plc	4,638	776,540
Bristol-Myers Squibb Co.	16,989	770,451
Cigna Corp.	4,483	706,297
Zoetis, Inc.	6,017	682,869
McKesson Corp.	3,515	472,381
Teva Pharmaceutical Industries Ltd. ADR*	43,943	405,594
AmerisourceBergen Corp. — Class A	4,621	393,986
Jazz Pharmaceuticals plc*	2,515	358,538
Cardinal Health, Inc.	7,569	356,500
AstraZeneca plc ADR	8,404	346,917
DexCom, Inc.*	2,255	337,889
Canopy Growth Corp.*,1	8,380	337,798
Sarepta Therapeutics, Inc.*	2,220	337,329
Elanco Animal Health, Inc.*	9,600	324,480
Novartis AG ADR	3,519	321,320
Perrigo Company plc	6,527	310,816
Alkermes plc*	13,220	297,979
Mylan N.V.*	15,619	297,386
Array BioPharma, Inc.*	6,382	295,678
Tilray, Inc. — Class 2*,1	6,090	283,550
Bausch Health Companies, Inc.*	11,234	283,322
Neurocrine Biosciences, Inc.*	3,040	256,667
PRA Health Sciences, Inc.*	2,413	239,249
Nektar Therapeutics*	6,590	234,472
Global Blood Therapeutics, Inc.*	2,790	146,754
Heron Therapeutics, Inc.*	6,100	113,399
Mallinckrodt plc*	8,990	82,528
Total Pharmaceuticals		16,975,252
Healthcare-Products - 28.5%
Abbott Laboratories	13,288	1,117,521
Thermo Fisher Scientific, Inc.	3,413	1,002,330
Danaher Corp.	6,538	934,411
Stryker Corp.	3,983	818,825
Becton Dickinson and Co.	3,058	770,647
Boston Scientific Corp.*	16,859	724,600
Intuitive Surgical, Inc.*	1,377	722,305
Medtronic plc	7,408	721,465
Baxter International, Inc.	7,314	599,017
Edwards Lifesciences Corp.*	3,043	562,164
IDEXX Laboratories, Inc.*	1,641	451,817
Zimmer Biomet Holdings, Inc.	3,830	450,944
Align Technology, Inc.*	1,562	427,519
ResMed, Inc.	3,212	391,960
Cooper Companies, Inc.	1,137	383,044
Teleflex, Inc.	1,090	360,953
Dentsply Sirona, Inc.	5,913	345,083
Hologic, Inc.*	6,866	329,705
Varian Medical Systems, Inc.*	2,396	326,167
ABIOMED, Inc.*	1,228	319,882
Alcon, Inc.*	5,021	311,553
Henry Schein, Inc.*	4,321	302,038
LivaNova plc*	3,926	282,515
Masimo Corp.*	1,778	264,602
Bio-Techne Corp.	1,238	258,111
Insulet Corp.*	2,090	249,504
ICU Medical, Inc.*	840	211,604
Integra LifeSciences Holdings Corp.*	3,702	206,757
Tandem Diabetes Care, Inc.*	2,770	178,720
NuVasive, Inc.*	2,802	164,029
Patterson Companies, Inc.	5,919	135,545
Inogen, Inc.*	1,630	108,819
Total Healthcare-Products		14,434,156
Biotechnology - 18.5%
Amgen, Inc.	5,290	974,841
Gilead Sciences, Inc.	12,501	844,568
Celgene Corp.*	7,840	724,730
Illumina, Inc.*	1,866	686,968
Vertex Pharmaceuticals, Inc.*	3,459	634,311
Biogen, Inc.*	2,657	621,393
Regeneron Pharmaceuticals, Inc.*	1,726	540,238
Alexion Pharmaceuticals, Inc.*	3,902	511,084
Incyte Corp.*	4,561	387,503
Exact Sciences Corp.*	3,077	363,209
BioMarin Pharmaceutical, Inc.*	4,212	360,758
Seattle Genetics, Inc.*	4,377	302,932
Sage Therapeutics, Inc.*	1,550	283,789
Ionis Pharmaceuticals, Inc.*	4,300	276,361
Alnylam Pharmaceuticals, Inc.*	3,525	255,774
Bluebird Bio, Inc.*	2,000	254,400
Exelixis, Inc.*	11,001	235,091
ACADIA Pharmaceuticals, Inc.*	6,831	182,593
United Therapeutics Corp.*	2,216	172,981
Immunomedics, Inc.*	11,310	156,870
PTC Therapeutics, Inc.*	3,400	153,000
Intercept Pharmaceuticals, Inc.*	1,850	147,204
Myriad Genetics, Inc.*	5,158	143,289
Ligand Pharmaceuticals, Inc. — Class B*	1,230	140,404
Total Biotechnology		9,354,291
Healthcare-Services - 13.4%
UnitedHealth Group, Inc.	5,662	1,381,585
Anthem, Inc.	2,734	771,562
HCA Healthcare, Inc.	4,813	650,573
Humana, Inc.	2,075	550,497
IQVIA Holdings, Inc.*	3,280	527,752
Centene Corp.*	7,934	416,059
Laboratory Corporation of America Holdings*	2,200	380,380
Quest Diagnostics, Inc.	3,359	341,980
WellCare Health Plans, Inc.*	1,198	341,514
Universal Health Services, Inc. — Class B	2,493	325,062
DaVita, Inc.*	5,164	290,527
Molina Healthcare, Inc.*	1,890	270,534
Teladoc Health, Inc.*,1	3,080	204,543
Amedisys, Inc.*	1,490	180,901
Acadia Healthcare Company, Inc.*	4,665	163,042
Total Healthcare-Services		6,796,511
Electronics - 2.4%
Agilent Technologies, Inc.	6,082	454,143

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Electronics - 2.4% (continued)
Mettler-Toledo International, Inc.*	511	$429,240
Waters Corp.*	1,677	360,957
Total Electronics		1,244,340
Software - 2.2%
Cerner Corp.	6,193	453,947
Veeva Systems, Inc. — Class A*	2,735	443,371
Medidata Solutions, Inc.*	2,404	217,586
Total Software		1,114,904
Commercial Services - 0.4%
HealthEquity, Inc.*	2,840	185,736
Total Common Stocks
(Cost $43,328,499)		50,105,190

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$343,508	343,508
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	85,333	85,333
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	85,333	85,333
Total Repurchase Agreements
(Cost $514,174)		514,174

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	601,926	601,926
Total Securities Lending Collateral
(Cost $601,926)		601,926
Total Investments - 101.2%
(Cost $44,444,599)		$51,221,290
Other Assets & Liabilities, net - (1.2)%		(626,622)
Total Net Assets - 100.0%		$50,594,668

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$50,105,190	$—	$—	$50,105,190
Repurchase Agreements	—	514,174	—	514,174
Securities Lending Collateral	601,926	—	—	601,926
Total Assets	$50,707,116	$514,174	$—	$51,221,290

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 21.0%
Guggenheim Strategy Fund II1	366,118	$9,087,055
Guggenheim Strategy Fund III[1]	293,670	7,280,075
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	627,851	6,253,391
Total Mutual Funds
(Cost $22,611,440)		22,620,521

	Face Amount
FEDERAL AGENCY NOTES†† - 32.5%
Federal Home Loan Bank
2.34% (3 Month USD LIBOR - 0.23%, Rate Floor: 0.00%) due 05/04/20[2]	$20,000,000	19,980,360
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	12,500,000	12,523,045
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	2,500,000	2,500,665
Total Federal Agency Notes
(Cost $34,979,608)		35,004,070

FEDERAL AGENCY DISCOUNT NOTES†† - 26.7%
Fannie Mae
1.66% due 07/01/19[3]	25,000,000	25,000,000
Federal Home Loan Bank
2.22% due 07/03/19[3]	2,800,000	2,799,655
Federal Farm Credit Bank
2.10% due 07/01/19[3]	1,000,000	1,000,000
Total Federal Agency Discount Notes
(Cost $28,799,655)		28,799,655

U.S. TREASURY BILLS†† - 1.2%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	1,301,000	1,299,889
Total U.S. Treasury Bills
(Cost $1,299,813)		1,299,889

REPURCHASE AGREEMENTS††,5 - 14.8%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	10,697,888	10,697,888
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	2,657,538	2,657,538
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	2,657,538	2,657,538
Total Repurchase Agreements
(Cost $16,012,964)		16,012,964
Total Investments - 96.2%
(Cost $103,703,480)		$103,737,099
Other Assets & Liabilities, net - 3.8%		4,063,699
Total Net Assets - 100.0%		$107,800,798

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	767	Sep 2019	$90,601,875	$689,298

Centrally Cleared Credit Default Swap Agreements Protection Sold††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.32	5.00%	Quarterly	06/20/24	$73,400,000	$5,546,471	$4,609,595	$936,876
Goldman Sachs International	ICE	CDX.NA.HY.32	5.00%	Quarterly	06/20/24	17,100,000	1,292,162	1,003,154	289,008
							$6,838,633	$5,612,749	$1,225,884

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Credit Index Swap Agreements††,7
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	2.60%	At Maturity	07/26/19	157,264	$13,710,276	$(22,017)

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
3	Rate indicated is the effective yield at the time of purchase.
4	All or a portion of this security is pledged as futures and credit default swap collateral at June 30, 2019.
5	Repurchase Agreements — See Note 4.
6	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
7	Total return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective June 30, 2019.

CDX.NA.HY.32 Index — Credit Default Swap North American High Yield Series 32 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$22,620,521	$—	$—	$22,620,521
Federal Agency Notes	—	35,004,070	—	35,004,070
Federal Agency Discount Notes	—	28,799,655	—	28,799,655
U.S. Treasury Bills	—	1,299,889	—	1,299,889
Repurchase Agreements	—	16,012,964	—	16,012,964
Interest Rate Futures Contracts**	689,298	—	—	689,298
Credit Default Swap Agreements**	—	1,225,884	—	1,225,884
Total Assets	$23,309,819	$82,342,462	$—	$105,652,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$22,017	$—	$22,017

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$9,083,393	$–	$–	$–	$3,662	$9,087,055	366,118	$66,669
Guggenheim Strategy Fund III	7,280,075	–	–	–	–	7,280,075	293,670	51,637
Guggenheim Ultra Short Duration Fund — Institutional Class	7,059,670	–	(800,000)	(3,497)	(2,782)	6,253,391	627,851	47,299
	$23,423,138	$–	$(800,000)	$(3,497)	$880	$22,620,521		$165,605

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.7%
Internet - 58.9%
Amazon.com, Inc.*	1,057	$2,001,567
Alphabet, Inc. — Class A*	1,624	1,758,467
Facebook, Inc. — Class A*	8,008	1,545,544
Alibaba Group Holding Ltd. ADR*	4,915	832,847
Netflix, Inc.*	2,253	827,572
Booking Holdings, Inc.*	322	603,657
Baidu, Inc. ADR*	3,728	437,518
eBay, Inc.	9,732	384,414
JD.com, Inc. ADR*	12,173	368,720
Twitter, Inc.*	9,634	336,227
VeriSign, Inc.*	1,565	327,335
Expedia Group, Inc.	2,209	293,863
Match Group, Inc.[1]	4,297	289,059
Palo Alto Networks, Inc.*	1,408	286,894
IAC/InterActiveCorp*	1,293	281,266
Ctrip.com International Ltd. ADR*	6,859	253,166
Okta, Inc.*	1,931	238,498
MercadoLibre, Inc.*	383	234,308
Wayfair, Inc. — Class A*	1,598	233,308
GoDaddy, Inc. — Class A*	3,266	229,110
Weibo Corp. ADR*,1	4,839	210,738
Pinduoduo, Inc. ADR*	9,960	205,475
Zillow Group, Inc. — Class A*	4,484	205,188
Zillow Group, Inc. — Class C*	4,413	204,719
Shopify, Inc. — Class A*	663	198,999
F5 Networks, Inc.*	1,353	197,037
GrubHub, Inc.*	2,341	182,575
Baozun, Inc. ADR*,1	3,643	181,640
YY, Inc. ADR*	2,576	179,521
SINA Corp.*	4,065	175,323
Wix.com Ltd.*	1,217	172,936
Etsy, Inc.*	2,770	169,995
Autohome, Inc. ADR*,1	1,953	167,216
TripAdvisor, Inc.*	3,564	164,978
58.com, Inc. ADR*	2,611	162,326
Cargurus, Inc.*	3,483	125,771
Yelp, Inc. — Class A*	3,187	108,932
Shutterfly, Inc.*	1,714	86,643
Stamps.com, Inc.*	1,344	60,843
Total Internet		14,924,195
Software - 19.0%
salesforce.com, Inc.*	4,613	699,930
Activision Blizzard, Inc.	8,584	405,165
Electronic Arts, Inc.*	3,726	377,295
Veeva Systems, Inc. — Class A*	1,950	316,114
Twilio, Inc. — Class A*	1,997	272,291
Akamai Technologies, Inc.*	3,012	241,382
Take-Two Interactive Software, Inc.*	2,079	236,029
Citrix Systems, Inc.	2,381	233,671
NetEase, Inc. ADR	874	223,543
Dropbox, Inc. — Class A*	8,470	212,173
Momo, Inc. ADR	5,706	204,275
Bilibili, Inc. ADR*,1	11,429	185,950
Coupa Software, Inc.*	1,456	184,344
MongoDB, Inc.*	1,187	180,531
HubSpot, Inc.*	1,003	171,032
HUYA, Inc. ADR*	6,765	167,163
New Relic, Inc.*	1,614	139,627
j2 Global, Inc.	1,552	137,957
Cornerstone OnDemand, Inc.*	2,132	123,507
Box, Inc. — Class A*	6,037	106,312
Total Software		4,818,291
Telecommunications - 10.4%
Cisco Systems, Inc.	17,838	976,274
Motorola Solutions, Inc.	2,069	344,964
Arista Networks, Inc.*	1,139	295,707
Juniper Networks, Inc.	7,488	199,406
GDS Holdings Ltd. ADR*,1	4,701	176,617
Ciena Corp.*	3,933	161,764
ViaSat, Inc.*	1,760	142,243
LogMeIn, Inc.	1,731	127,540
CommScope Holding Company, Inc.*	7,178	112,910
Finisar Corp.*	4,828	110,416
Total Telecommunications		2,647,841
Commercial Services - 4.6%
PayPal Holdings, Inc.*	6,650	761,159
CoStar Group, Inc.*	538	298,084
2U, Inc.*	2,664	100,273
Total Commercial Services		1,159,516
Diversified Financial Services - 2.2%
TD Ameritrade Holding Corp.	6,935	346,195
E*TRADE Financial Corp.	4,776	213,010
Total Diversified Financial Services		559,205
REITs - 1.7%
Equinix, Inc.	856	431,672
Computers - 1.5%
Nutanix, Inc. — Class A*	5,408	140,284
Lumentum Holdings, Inc.*	2,620	139,934
NetScout Systems, Inc.*	3,708	94,146
Total Computers		374,364
Advertising - 0.8%
Trade Desk, Inc. — Class A*	894	203,635
Retail - 0.6%
Qurate Retail, Inc. — Class A*	12,182	150,935
Total Common Stocks
(Cost $20,091,976)		25,269,654

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$114,077	114,077
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	28,339	28,339
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	28,339	28,339
Total Repurchase Agreements
(Cost $170,755)		170,755

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	745,241	$745,241
Total Securities Lending Collateral
(Cost $745,241)		745,241
Total Investments - 103.3%
(Cost $21,007,972)		$26,185,650
Other Assets & Liabilities, net - (3.3)%		(833,167)
Total Net Assets - 100.0%		$25,352,483

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

REIT — Real Estate Investment Services

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$25,269,654	$—	$—	$25,269,654
Repurchase Agreements	—	170,755	—	170,755
Securities Lending Collateral	745,241	—	—	745,241
Total Assets	$26,014,895	$170,755	$—	$26,185,650

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 62.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[2]	$753,518	$753,518
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[2]	187,187	187,187
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[2]	187,186	187,186
Total Repurchase Agreements
(Cost $1,127,891)		1,127,891
Total Investments - 62.3%
(Cost $1,127,891)		$1,127,891
Other Assets & Liabilities, net - 37.7%		683,773
Total Net Assets - 100.0%		$1,811,664

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	BNY Mellon Emerging Markets 50 ADR Index[3]	(2.00%)	At Maturity	07/29/19	109	$278,363	$(653)
Goldman Sachs International	BNY Mellon Emerging Markets 50 ADR Index[3]	(1.92%)	At Maturity	07/29/19	1,308	3,331,941	(4,586)
						$3,610,304	$(5,239)

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[3]	Total Return based on BNY Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2019.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Repurchase Agreements	$—	$1,127,891	$—	$1,127,891

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$5,239	$—	$5,239

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 24.7%
Guggenheim Strategy Fund II1	404,228	$10,032,950
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	780,143	7,770,220
Total Mutual Funds
(Cost $17,772,225)		17,803,170

	Face Amount
FEDERAL AGENCY NOTES†† - 57.5%
Federal Home Loan Bank
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	$15,365,000	15,352,889
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[2]	8,000,000	8,018,402
2.53% (U.S. Secured Overnight Financing Rate + 0.11%, Rate Floor: 0.00%) due 06/10/20[2]	4,900,000	4,902,733
1.03% due 07/12/19	2,000,000	1,999,081
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	6,800,000	6,812,537
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	2,220,000	2,225,650
2.59% (U.S. Prime Rate - 2.91%, Rate Floor: 0.00%) due 01/25/21[2]	1,000,000	1,001,127
2.46% (3 Month USD LIBOR - 0.12%, Rate Floor: 0.00%) due 01/27/20[2]	900,000	899,949
2.33% (3 Month USD LIBOR - 0.01%, Rate Floor: 0.00%) due 09/23/19[2]	350,000	350,091
Total Federal Agency Notes
(Cost $41,543,252)		41,562,459

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	622,000	621,469
Total U.S. Treasury Bills
(Cost $621,432)		621,469

REPURCHASE AGREEMENTS††, - 52.4%
Individual Repurchase Agreements[5]
Mizuho Financial Group, Inc. issued 06/28/19 at 2.25% due 07/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/49 as collateral, with a value of $17,637,688) to be repurchased at $17,292,580	17,289,339	17,289,339
Barclays Capital issued 06/28/19 at 2.10% due 07/01/19 (secured by a U.S. Treasury Bond, at a rate of 2.88% and maturing 05/15/49 as collateral, with a value of $15,427,620) to be repurchased at $15,158,652	15,156,000	15,156,000
Joint Repurchase Agreements[6]
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	3,605,091	3,605,091
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	895,566	895,566
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	895,566	895,566
Total Repurchase Agreements
(Cost $37,841,562)		37,841,562
Total Investments - 135.5%
(Cost $97,778,471)		$97,828,660

U.S. Government Securities Sold Short†† - (53.1%)
U.S. Treasury Bonds
2.88% due 05/15/49	35,800,000	(38,339,563)
Total U.S. Government Securities Sold Short
(Proceeds $37,155,709)		(38,339,563)
Other Assets & Liabilities, net - 17.6%		12,733,067
Total Net Assets - 100.0%		$72,222,164

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	214	Sep 2019	$37,964,938	$(927,562)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as short security collateral at June 30, 2019.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$17,803,170	$—	$—	$17,803,170
Federal Agency Notes	—	41,562,459	—	41,562,459
U.S. Treasury Bills	—	621,469	—	621,469
Repurchase Agreements	—	37,841,562	—	37,841,562
Total Assets	$17,803,170	$80,025,490	$—	$97,828,660

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$38,339,563	$—	$38,339,563
Interest Rate Futures Contracts**	927,562	—	—	927,562
Total Liabilities	$927,562	$38,339,563	$—	$39,267,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,028,908	$–	$–	$–	$4,042	$10,032,950	404,228	$73,609
Guggenheim Ultra Short Duration Fund — Institutional Class	4,778,021	3,000,000	–	–	(7,801)	7,770,220	780,143	52,381
	$14,806,929	$3,000,000	$–	$–	$(3,759)	$17,803,170		$125,990

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 49.8%
Guggenheim Strategy Fund II1	22,297	$553,412
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	25,960	258,565
Total Mutual Funds
(Cost $807,669)		811,977

	Face Amount
FEDERAL AGENCY NOTES†† - 43.0%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$250,000	250,461
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	200,000	200,053
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[2]	250,000	250,575
Total Federal Agency Notes
(Cost $700,583)		701,089

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	11,000	10,991
Total U.S. Treasury Bills
(Cost $10,990)		10,991

REPURCHASE AGREEMENTS††,5 - 3.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	39,233	39,233
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	9,746	9,746
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	9,746	9,746
Total Repurchase Agreements
(Cost $58,725)		58,725
Total Investments - 97.1%
(Cost $1,577,967)		$1,582,782
Other Assets & Liabilities, net - 2.9%		46,466
Total Net Assets - 100.0%		$1,629,248

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	13	Sep 2019	$1,535,625	$(9,030)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Received	Unrealized Depreciation**
Barclays Bank plc	ICE	CDX. NA. HY. 32	5.00%	Quarterly	06/20/24	$1,500,000	$(113,348)	$(108,472)	$(4,876)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CDX. NA. HY. 32 Index — Credit Default Swap North American High Yield Series 32 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$811,977	$—	$—	$811,977
Federal Agency Notes	—	701,089	—	701,089
U.S. Treasury Bills	—	10,991	—	10,991
Repurchase Agreements	—	58,725	—	58,725
Total Assets	$811,977	$770,805	$—	$1,582,782

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$9,030	$—	$—	$9,030
Credit Default Swap Agreements**	—	4,876	—	4,876
Total Liabilities	$9,030	$4,876	$—	$13,906

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$953,049	$–	$(400,000)	$(596)	$959	$553,412	22,297	$4,837
Guggenheim Ultra Short Duration Fund — Institutional Class	958,824	–	(700,000)	946	(1,205)	258,565	25,960	2,517
	$1,911,873	$–	$(1,100,000)	$350	$(246)	$811,977		$7,354

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 42.4%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	30,697	$305,742
Guggenheim Strategy Fund II1	12,278	304,740
Total Mutual Funds
(Cost $610,044)		610,482

	Face Amount
REPURCHASE AGREEMENTS††,2 - 23.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	$221,436	221,436
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	55,008	55,008
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	55,008	55,008
Total Repurchase Agreements
(Cost $331,452)		331,452
Total Investments - 65.4%
(Cost $941,496)		$941,934
Other Assets & Liabilities, net - 34.6%		498,355
Total Net Assets - 100.0%		$1,440,289

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	S&P MidCap 400 Index	(2.57%)	At Maturity	07/31/19	28	$54,713	$(1,319)
BNP Paribas	S&P MidCap 400 Index	(2.25%)	At Maturity	07/29/19	202	393,760	(9,491)
Goldman Sachs International	S&P MidCap 400 Index	(2.47%)	At Maturity	07/29/19	513	998,453	(12,024)
						$1,446,926	$(22,834)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

plc — Public Limited Company.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$610,482	$—	$—	$610,482
Repurchase Agreements	—	331,452	—	331,452
Total Assets	$610,482	$331,452	$—	$941,934

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$22,834	$—	$22,834

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$304,618	$–	$–	$–	$122	$304,740	12,278	$2,236
Guggenheim Ultra Short Duration Fund - Institutional Class	306,048	–	–	–	(306)	305,742	30,697	2,140
	$610,666	$–	$–	$–	$(184)	$610,482		$4,376

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 50.0%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	181,726	$1,809,990
Guggenheim Strategy Fund II1	70,862	1,758,798
Total Mutual Funds
(Cost $3,563,514)		3,568,788

	Face Amount
FEDERAL AGENCY NOTES†† - 37.7%
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[2]	$1,000,000	1,002,300
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	700,000	699,448
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	750,000	751,383
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	240,000	240,611
Total Federal Agency Notes
(Cost $2,691,791)		2,693,742

U.S. TREASURY BILLS†† - 4.1%
U.S. Treasury Bills
2.12% due 08/01/19[3]	250,000	249,567
2.10% due 08/01/19[3]	40,000	39,931
Total U.S. Treasury Bills
(Cost $289,445)		289,498

REPURCHASE AGREEMENTS††,4 - 9.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[5]	448,583	448,583
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[5]	111,436	111,436
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[5]	111,435	111,435
Total Repurchase Agreements
(Cost $671,454)		671,454
Total Investments - 101.2%
(Cost $7,216,204)		$7,223,482
Other Assets & Liabilities, net - (1.2)%		(82,526)
Total Net Assets - 100.0%		$7,140,956

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	(2.62%)	At Maturity	07/29/19	208	$1,593,687	$(9,146)
BNP Paribas	NASDAQ-100 Index	(2.40%)	At Maturity	07/29/19	343	2,634,035	(14,737)
Barclays Bank plc	NASDAQ-100 Index	(2.72%)	At Maturity	07/31/19	387	2,965,989	(17,021)
						$7,193,711	$(40,904)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,568,788	$—	$—	$3,568,788
Federal Agency Notes	—	2,693,742	—	2,693,742
U.S. Treasury Bills	—	289,498	—	289,498
Repurchase Agreements	—	671,454	—	671,454
Total Assets	$3,568,788	$3,654,694	$—	$7,223,482

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$40,904	$—	$40,904

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,007,586	$–	$(1,250,000)	$(1,350)	$2,562	$1,758,798	70,862	$14,717
Guggenheim Ultra Short Duration Fund - Institutional Class	2,311,807	–	(500,000)	500	(2,317)	1,809,990	181,726	13,369
	$5,319,393	$–	$(1,750,000)	$(850)	$245	$3,568,788		$28,086

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 28.3%
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	94,992	$946,122
Guggenheim Strategy Fund II1	34,379	853,295
Total Mutual Funds
(Cost $1,796,333)		1,799,417

	Face Amount
FEDERAL AGENCY NOTES†† - 8.2%
Federal Home Loan Bank
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	$400,000	399,685
Federal Farm Credit Bank
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	120,000	120,305
Total Federal Agency Notes
(Cost $519,692)		519,990

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
2.12% due 08/01/19[3]	160,000	159,723
2.11% due 07/16/19[3,4]	18,000	17,985
Total U.S. Treasury Bills
(Cost $177,675)		177,708

REPURCHASE AGREEMENTS††,5 - 64.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	2,734,058	2,734,058
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	679,187	679,187
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	679,187	679,187
Total Repurchase Agreements
(Cost $4,092,432)		4,092,432
Total Investments - 103.7%
(Cost $6,586,132)		$6,589,547
Other Assets & Liabilities, net - (3.7)%		(238,219)
Total Net Assets - 100.0%		$6,351,328

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	5	Sep 2019	$391,900	$(9,844)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Russell 2000 Index	(1.90%)	At Maturity	07/29/19	522	$817,725	$(25,472)
Barclays Bank plc	Russell 2000 Index	(1.87%)	At Maturity	07/31/19	854	1,337,875	(41,673)
Goldman Sachs International	Russell 2000 Index	(2.32%)	At Maturity	07/29/19	2,442	3,824,840	(119,139)
						$5,980,440	$(186,284)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,799,417	$—	$—	$1,799,417
Federal Agency Notes	—	519,990	—	519,990
U.S. Treasury Bills	—	177,708	—	177,708
Repurchase Agreements	—	4,092,432	—	4,092,432
Total Assets	$1,799,417	$4,790,130	$—	$6,589,547

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$9,844	$—	$—	$9,844
Equity Index Swap Agreements**	—	186,284	—	186,284
Total Liabilities	$9,844	$186,284	$—	$196,128

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,252,629	$–	$(400,000)	$(11)	$677	$853,295	34,379	$8,200
Guggenheim Ultra Short Duration Fund - Institutional Class	1,347,072	–	(400,000)	(493)	(457)	946,122	94,992	8,428
	$2,599,701	$–	$(800,000)	$(504)	$220	$1,799,417		$16,628

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 25.1%
Guggenheim Strategy Fund II1	302,786	$7,515,155
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	521,111	5,190,266
Total Mutual Funds
(Cost $12,677,803)		12,705,421

	Face Amount
FEDERAL AGENCY NOTES†† - 54.8%
Federal Farm Credit Bank
2.55% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 07/20/20[2]	$6,000,000	6,005,312
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	5,000,000	5,001,329
2.34% (3 Month USD LIBOR - 0.21%, Rate Floor: 0.00%) due 08/10/20[2]	5,000,000	4,992,677
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	4,500,000	4,508,296
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	1,740,000	1,744,429
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[2]	4,500,000	4,510,351
Freddie Mac
2.40% due 06/24/21	1,000,000	1,000,077
Total Federal Agency Notes
(Cost $27,742,382)		27,762,471

U.S. TREASURY BILLS†† - 11.3%
U.S. Treasury Bills
2.12% due 08/01/19[3,4]	3,850,000	3,843,336
2.10% due 08/01/19[3,4]	1,800,000	1,796,885
2.11% due 07/16/19[4,5]	64,000	63,945
Total U.S. Treasury Bills
(Cost $5,703,268)		5,704,166

REPURCHASE AGREEMENTS††,6 - 10.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	3,505,956	3,505,956
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	870,939	870,939
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	870,939	870,939
Total Repurchase Agreements
(Cost $5,247,834)		5,247,834
Total Investments - 101.6%
(Cost $51,371,287)		$51,419,892
Other Assets & Liabilities, net - (1.6)%		(822,179)
Total Net Assets - 100.0%		$50,597,713

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	22	Sep 2019	$3,237,575	$(37,634)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.35%)	At Maturity	07/29/19	308	$905,873	$(8,617)
Goldman Sachs International	S&P 500 Index	(2.72%)	At Maturity	07/29/19	7,292	21,451,205	(204,029)
Barclays Bank plc	S&P 500 Index	(2.67%)	At Maturity	07/31/19	8,520	25,064,657	(238,397)
						$47,421,735	$(451,043)

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[6]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,705,421	$—	$—	$12,705,421
Federal Agency Notes	—	27,762,471	—	27,762,471
U.S. Treasury Bills	—	5,704,166	—	5,704,166
Repurchase Agreements	—	5,247,834	—	5,247,834
Total Assets	$12,705,421	$38,714,471	$—	$51,419,892

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$37,634	$—	$—	$37,634
Equity Index Swap Agreements**	—	451,043	—	451,043
Total Liabilities	$37,634	$451,043	$—	$488,677

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$7,512,127	$–	$–	$–	$3,028	$7,515,155	302,786	$55,137
Guggenheim Ultra Short Duration Fund - Institutional Class	5,195,477	–	–	–	(5,211)	5,190,266	521,111	36,331
	$12,707,604	$–	$–	$–	$(2,183)	$12,705,421		$91,468

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 53.0%
Guggenheim Strategy Fund II1	22,247	$552,160
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	39,601	394,429
Total Mutual Funds
(Cost $949,261)		946,589

	Face Amount
FEDERAL AGENCY NOTES†† - 11.2%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$100,000	100,184
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	100,000	100,027
Total Federal Agency Notes
(Cost $200,000)		200,211

U.S. TREASURY BILLS†† - 7.5%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	135,000	134,885
Total U.S. Treasury Bills
(Cost $134,877)		134,885

REPURCHASE AGREEMENTS††,5 - 26.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	316,184	316,184
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	78,546	78,546
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	78,545	78,545
Total Repurchase Agreements
(Cost $473,275)		473,275
Total Investments - 98.2%
(Cost $1,757,413)		$1,754,960
Other Assets & Liabilities, net - 1.8%		31,485
Total Net Assets - 100.0%		$1,786,445

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	34	Sep 2019	$3,619,300	$20,964
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	31	Sep 2019	3,614,600	13,927

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$946,589	$—	$—	$946,589
Federal Agency Notes	—	200,211	—	200,211
U.S. Treasury Bills	—	134,885	—	134,885
Repurchase Agreements	—	473,275	—	473,275
Equity Futures Contracts**	20,964	—	—	20,964
Currency Futures Contracts**	13,927	—	—	13,927
Total Assets	$981,480	$808,371	$—	$1,789,851

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$551,937	$–	$–	$–	$223	$552,160	22,247	$4,051
Guggenheim Ultra Short Duration Fund - Institutional Class	544,826	–	(150,000)	(374)	(23)	394,429	39,601	3,644
	$1,096,763	$–	$(150,000)	$(374)	$200	$946,589		$7,695

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Media - 24.5%
Walt Disney Co.	7,450	$1,040,318
Comcast Corp. — Class A	21,245	898,239
Charter Communications, Inc. — Class A*	1,661	656,394
Fox Corp. — Class A	8,640	316,570
Discovery, Inc. — Class A*	9,838	302,027
Liberty Broadband Corp. — Class C*	2,756	287,230
CBS Corp. — Class B	5,692	284,031
DISH Network Corp. — Class A*	7,197	276,437
Altice USA, Inc. — Class A*	11,137	271,186
Viacom, Inc. — Class B	7,657	228,715
News Corp. — Class A	13,627	183,828
Cable One, Inc.	142	166,281
World Wrestling Entertainment, Inc. — Class A	2,152	155,396
New York Times Co. — Class A	4,557	148,649
Sinclair Broadcast Group, Inc. — Class A	2,737	146,785
Nexstar Media Group, Inc. — Class A	1,414	142,814
Tribune Media Co. — Class A	2,866	132,466
TEGNA, Inc.	7,948	120,412
AMC Networks, Inc. — Class A*	2,099	114,374
Total Media		5,872,152
Retail - 18.2%
McDonald's Corp.	4,009	832,509
Starbucks Corp.	7,883	660,832
Yum! Brands, Inc.	3,447	381,479
Chipotle Mexican Grill, Inc. — Class A*	405	296,816
Darden Restaurants, Inc.	2,072	252,225
Domino's Pizza, Inc.	798	222,067
Yum China Holdings, Inc.	4,483	207,115
Restaurant Brands International, Inc.	2,953	205,352
Dunkin' Brands Group, Inc.	2,116	168,561
Wendy's Co.	7,105	139,116
Cracker Barrel Old Country Store, Inc.	785	134,023
Texas Roadhouse, Inc. — Class A	2,447	131,330
Wingstop, Inc.	1,183	112,089
Shake Shack, Inc. — Class A*	1,550	111,910
Jack in the Box, Inc.	1,143	93,029
Cheesecake Factory, Inc.	2,094	91,550
Bloomin' Brands, Inc.	4,587	86,740
Brinker International, Inc.	2,045	80,471
Papa John's International, Inc.[1]	1,789	80,004
BJ's Restaurants, Inc.	1,416	62,219
Total Retail		4,349,437
Lodging - 12.6%
Marriott International, Inc. — Class A	3,244	455,100
Las Vegas Sands Corp.	7,538	445,420
Hilton Worldwide Holdings, Inc.	3,613	353,135
MGM Resorts International	9,091	259,730
Wynn Resorts Ltd.	1,958	242,772
Melco Resorts & Entertainment Ltd. ADR	9,685	210,358
Huazhu Group Ltd. ADR	5,578	202,203
Hyatt Hotels Corp. — Class A	2,460	187,280
Wyndham Hotels & Resorts, Inc.	2,735	152,449
Choice Hotels International, Inc.	1,683	146,438
Wyndham Destinations, Inc.	3,060	134,334
Hilton Grand Vacations, Inc.*	3,594	114,361
Boyd Gaming Corp.	4,192	112,932
Total Lodging		3,016,512
Entertainment - 8.5%
Live Nation Entertainment, Inc.*	3,726	246,847
Stars Group, Inc.*	11,471	195,810
Vail Resorts, Inc.	859	191,712
Madison Square Garden Co. — Class A*	601	168,244
Churchill Downs, Inc.	1,253	144,183
Marriott Vacations Worldwide Corp.	1,427	137,563
Cinemark Holdings, Inc.	3,747	135,267
Six Flags Entertainment Corp.	2,674	132,844
Eldorado Resorts, Inc.*,1	2,559	117,893
International Game Technology plc	8,407	109,039
SeaWorld Entertainment, Inc.*	3,391	105,121
Red Rock Resorts, Inc. — Class A	4,865	104,500
Penn National Gaming, Inc.*	5,161	99,401
Scientific Games Corp. — Class A*	4,629	91,747
AMC Entertainment Holdings, Inc. — Class A1	6,750	62,977
Total Entertainment		2,043,148
Software - 7.8%
Activision Blizzard, Inc.	8,564	404,221
Electronic Arts, Inc.*	3,715	376,181
NetEase, Inc. ADR	989	252,957
Take-Two Interactive Software, Inc.*	2,078	235,915
Bilibili, Inc. ADR*,1	12,860	209,232
Sea Ltd. ADR*	5,670	188,357
HUYA, Inc. ADR*	7,590	187,549
Total Software		1,854,412
Beverages - 7.1%
Constellation Brands, Inc. — Class A	2,151	423,618
Brown-Forman Corp. — Class B	6,117	339,065
Boston Beer Company, Inc. — Class A*	866	327,140
Molson Coors Brewing Co. — Class B	4,131	231,336
Anheuser-Busch InBev S.A. ADR	2,308	204,281
Diageo plc ADR	1,065	183,521
Total Beverages		1,708,961
Leisure Time - 6.8%
Carnival Corp.	8,142	379,010
Royal Caribbean Cruises Ltd.	2,823	342,176
Norwegian Cruise Line Holdings Ltd.*	4,287	229,912
Planet Fitness, Inc. — Class A*	2,274	164,729
Harley-Davidson, Inc.	4,381	156,971

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Leisure Time - 6.8% (continued)
Polaris Industries, Inc.	1,689	$154,087
Brunswick Corp.	2,838	130,236
Callaway Golf Co.	4,709	80,806
Total Leisure Time		1,637,927
Agriculture - 5.8%
Philip Morris International, Inc.	9,322	732,057
Altria Group, Inc.	9,596	454,371
British American Tobacco plc ADR	5,545	193,354
Total Agriculture		1,379,782
Internet - 5.6%
Netflix, Inc.*	2,253	827,572
iQIYI, Inc. ADR*,1	12,867	265,703
Spotify Technology S.A.*	1,672	244,480
Total Internet		1,337,755
Toys, Games & Hobbies - 1.0%
Hasbro, Inc.	2,249	237,674
Food Service - 0.8%
Aramark	5,549	200,097
Telecommunications - 0.7%
GCI Liberty, Inc. — Class A*	2,730	167,786
Miscellaneous Manufacturing - 0.2%
American Outdoor Brands Corp.*	5,133	46,248
Total Common Stocks
(Cost $22,119,345)		23,851,891

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	8,160	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$200,732	200,732
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	49,865	49,865
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	49,866	49,866
Total Repurchase Agreements
(Cost $300,463)		300,463

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[5]	553,456	553,456
Total Securities Lending Collateral
(Cost $553,456)		553,456
Total Investments - 103.2%
(Cost $22,973,264)		$24,705,810
Other Assets & Liabilities, net - (3.2)%		(757,968)
Total Net Assets - 100.0%		$23,947,842

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$23,851,891	$—	$—		$23,851,891
Rights	—	—	—	*	—
Repurchase Agreements	—	300,463	—		300,463
Securities Lending Collateral	553,456	—	—		553,456
Total Assets	$24,405,347	$300,463	$—		$24,705,810

*	Security has a market value of $0.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 100.6%
Consumer, Non-cyclical - 33.4%
Pfizer, Inc.	5,811	$251,733
Merck & Company, Inc.	2,998	251,382
Medtronic plc	2,514	244,838
Amgen, Inc.[1]	1,293	238,274
McKesson Corp.	1,683	226,178
Archer-Daniels-Midland Co.	5,454	222,523
Gilead Sciences, Inc.[1]	3,246	219,300
Kimberly-Clark Corp.	1,618	215,647
Johnson & Johnson[1]	1,510	210,313
PepsiCo, Inc.[1]	1,485	194,728
Zimmer Biomet Holdings, Inc.[1]	1,508	177,552
Ingredion, Inc.[1]	2,115	174,466
Becton Dickinson and Co.[1]	688	173,383
Baxter International, Inc.[1]	1,982	162,326
CVS Health Corp.[1]	2,884	157,149
Molson Coors Brewing Co. — Class B1	2,754	154,224
Tyson Foods, Inc. — Class A	1,892	152,760
Allergan plc[1]	895	149,850
Hologic, Inc.*,1	3,018	144,924
Philip Morris International, Inc.[1]	1,815	142,532
Procter & Gamble Co.[1]	1,280	140,352
Colgate-Palmolive Co.[1]	1,845	132,231
Pilgrim's Pride Corp.*,1	5,141	130,530
AmerisourceBergen Corp. — Class A	1,439	122,689
Abbott Laboratories	1,435	120,683
Hill-Rom Holdings, Inc.	1,135	118,744
Sysco Corp.[1]	1,664	117,678
Cardinal Health, Inc.[1]	2,479	116,761
Darling Ingredients, Inc.*	5,752	114,408
Biogen, Inc.*,1	461	107,814
Bio-Rad Laboratories, Inc. — Class A*	342	106,906
Cal-Maine Foods, Inc.	2,556	106,636
Clorox Co.	664	101,665
Kroger Co.[1]	4,448	96,566
AMERCO	255	96,530
Post Holdings, Inc.*	853	88,686
General Mills, Inc.	1,687	88,601
Herbalife Nutrition Ltd.*	2,054	87,829
Jazz Pharmaceuticals plc*	574	81,829
ManpowerGroup, Inc.	828	79,985
Constellation Brands, Inc. — Class A1	402	79,170
Integer Holdings Corp.*	936	78,549
Vector Group Ltd.	8,023	78,224
Alexion Pharmaceuticals, Inc.*	590	77,278
Flowers Foods, Inc.	3,213	74,767
Innoviva, Inc.*	4,619	67,252
Kraft Heinz Co.[1]	2,116	65,681
JM Smucker Co.	558	64,276
Humana, Inc.[1]	210	55,713
TrueBlue, Inc.*	2,377	52,437
US Foods Holding Corp.*	1,459	52,174
Thermo Fisher Scientific, Inc.[1]	173	50,807
Central Garden & Pet Co. — Class A*	1,995	49,157
Laboratory Corporation of America Holdings*	275	47,547
Mylan N.V.*,1	2,488	47,372
Mondelez International, Inc. — Class A	872	47,001
B&G Foods, Inc.[2]	2,177	45,282
UnitedHealth Group, Inc.	185	45,142
Total Consumer, Non-cyclical		7,099,034
Industrial - 14.3%
FedEx Corp.[1]	1,402	230,194
United Parcel Service, Inc. — Class B1	1,613	166,575
CSX Corp.[1]	2,080	160,930
Norfolk Southern Corp.[1]	711	141,724
Parker-Hannifin Corp.[1]	794	134,988
Cummins, Inc.[1]	767	131,418
Textron, Inc.[1]	2,302	122,098
Caterpillar, Inc.[1]	892	121,571
J.B. Hunt Transport Services, Inc.[1]	1,325	121,118
Landstar System, Inc.	1,078	116,413
Knight-Swift Transportation Holdings, Inc.[2]	3,497	114,841
Schneider National, Inc. — Class B	6,145	112,085
Huntington Ingalls Industries, Inc.	412	92,593
Kennametal, Inc.	2,478	91,661
Forward Air Corp.	1,483	87,719
Werner Enterprises, Inc.	2,815	87,490
Oshkosh Corp.	1,036	86,495
Saia, Inc.*	1,325	85,688
Kansas City Southern[1]	703	85,639
Heartland Express, Inc.	4,501	81,333
Avnet, Inc.	1,795	81,260
Agilent Technologies, Inc.	1,064	79,449
Waters Corp.*,1	368	79,208
Old Dominion Freight Line, Inc.	474	70,749
Masco Corp.	1,754	68,827
Echo Global Logistics, Inc.*	3,150	65,741
Union Pacific Corp.[1]	372	62,909
Marten Transport Ltd.	3,334	60,512
Snap-on, Inc.	327	54,164
Vishay Intertechnology, Inc.	2,942	48,602
Total Industrial		3,043,994
Communications - 12.3%
Omnicom Group, Inc.[1]	2,918	239,130
Alphabet, Inc. — Class C*	218	235,638
Verizon Communications, Inc.	4,121	235,433
AT&T, Inc.[1]	5,636	188,862
Discovery, Inc. — Class A*,1	5,845	179,442
AMC Networks, Inc. — Class A*,1	2,538	138,296
Shenandoah Telecommunications Co.	3,459	133,241
Comcast Corp. — Class A1	3,081	130,265
Facebook, Inc. — Class A*,1	644	124,292
Cogent Communications Holdings, Inc.	2,030	120,501
MSG Networks, Inc. — Class A*	4,802	99,593
TEGNA, Inc.	6,288	95,263
John Wiley & Sons, Inc. — Class A	2,008	92,087
Meredith Corp.	1,656	91,179

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 100.6% (continued)
Communications - 12.3% (continued)
ATN International, Inc.	1,524	$87,980
Scholastic Corp.	2,403	79,876
News Corp. — Class A	4,950	66,775
Amazon.com, Inc.*,1	32	60,596
Walt Disney Co.[1]	340	47,478
Vonage Holdings Corp.*	4,157	47,099
Cisco Systems, Inc.	814	44,550
InterDigital, Inc.	679	43,728
New Media Investment Group, Inc.	4,602	43,443
Total Communications		2,624,747
Energy - 11.5%
Exxon Mobil Corp.	3,815	292,343
Chevron Corp.	2,249	279,866
Kinder Morgan, Inc.	11,610	242,417
ONEOK, Inc.[1]	3,255	223,976
Williams Companies, Inc.[1]	7,983	223,843
Phillips 66[1]	1,879	175,762
Valero Energy Corp.[1]	1,933	165,484
HollyFrontier Corp.[1]	3,537	163,692
Delek US Holdings, Inc.	3,633	147,209
Marathon Petroleum Corp.	2,316	129,418
Cheniere Energy, Inc.*	1,282	87,753
CVR Energy, Inc.	1,631	81,534
Targa Resources Corp.	1,995	78,324
Renewable Energy Group, Inc.*	4,060	64,391
Unit Corp.*	6,456	57,394
PBF Energy, Inc. — Class A	839	26,261
Total Energy		2,439,667
Financial - 8.9%
Equity Commonwealth REIT[1]	7,139	232,160
Apartment Investment & Management Co. — Class A REIT[1]	4,625	231,805
Medical Properties Trust, Inc. REIT[1]	11,194	195,224
HCP, Inc. REIT[1]	5,636	180,239
JPMorgan Chase & Co.	955	106,769
Berkshire Hathaway, Inc. — Class B*	374	79,726
Hartford Financial Services Group, Inc.[1]	1,420	79,122
Hospitality Properties Trust REIT	2,985	74,625
Deluxe Corp.	1,710	69,529
Summit Hotel Properties, Inc. REIT	5,428	62,259
Host Hotels & Resorts, Inc. REIT[1]	2,805	51,107
Bank of America Corp.	1,713	49,677
Visa, Inc. — Class A	279	48,420
Northern Trust Corp.[1]	537	48,330
Franklin Resources, Inc.[1]	1,383	48,128
Western Union Co.	2,410	47,935
MetLife, Inc.	959	47,634
Wells Fargo & Co.	1,003	47,462
Mastercard, Inc. — Class A	179	47,351
Assured Guaranty Ltd.	1,123	47,256
Prudential Financial, Inc.[1]	459	46,359
Urban Edge Properties REIT	2,597	45,006
Total Financial		1,886,123
Consumer, Cyclical - 8.1%
Delta Air Lines, Inc.	3,432	194,766
Southwest Airlines Co.[1]	3,058	155,285
JetBlue Airways Corp.*,1	8,383	155,002
Allison Transmission Holdings, Inc.[1]	3,248	150,545
United Continental Holdings, Inc.*,1	1,613	141,218
PACCAR, Inc.	1,505	107,848
World Fuel Services Corp.	2,956	106,298
Alaska Air Group, Inc.[1]	1,622	103,662
Casey's General Stores, Inc.	614	95,778
Cinemark Holdings, Inc.	2,135	77,074
Lear Corp.[1]	463	64,482
UniFirst Corp.	339	63,925
SkyWest, Inc.	983	59,639
Lions Gate Entertainment Corp. — Class A	4,697	57,538
Walgreens Boots Alliance, Inc.	1,018	55,654
Walmart, Inc.	449	49,610
Home Depot, Inc.	238	49,497
Nu Skin Enterprises, Inc. — Class A	980	48,333
Total Consumer, Cyclical		1,736,154
Utilities - 7.8%
Pinnacle West Capital Corp.[1]	2,163	203,517
Portland General Electric Co.	3,711	201,025
Ameren Corp.[1]	2,552	191,681
National Fuel Gas Co.[1]	3,537	186,577
PPL Corp.[1]	5,946	184,385
FirstEnergy Corp.[1]	3,944	168,843
Exelon Corp.	3,003	143,964
AES Corp.	6,837	114,588
OGE Energy Corp.	2,496	106,230
Southern Co.	1,187	65,617
Entergy Corp.	465	47,862
NRG Energy, Inc.	1,270	44,602
Total Utilities		1,658,891
Technology - 3.8%
Microsoft Corp.[1]	1,204	161,288
Apple, Inc.	725	143,492
Skyworks Solutions, Inc.	1,676	129,505
Activision Blizzard, Inc.	1,753	82,741
Intel Corp.[1]	1,572	75,252
Oracle Corp.[1]	1,133	64,547
HP, Inc.[1]	2,470	51,351
Diodes, Inc.*	1,366	49,681
Hewlett Packard Enterprise Co.[1]	3,092	46,226
Total Technology		804,083
Basic Materials - 0.5%
Westlake Chemical Corp.[1]	844	58,624
Domtar Corp.	1,236	55,039
Total Basic Materials		113,663
Total Common Stocks
(Cost $20,450,268)		21,406,356

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MONEY MARKET FUND† - 1.1%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class 2.26%[3]	226,119	$226,119
Total Money Market Fund
(Cost $226,119)		226,119

SECURITIES LENDING COLLATERAL†,4 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[3]	119,240	119,240
Total Securities Lending Collateral
(Cost $119,240)		$119,240
Total Investments - 102.3%
(Cost $20,795,627)		$21,751,715
Other Assets & Liabilities, net - (2.3)%		(481,682)
Total Net Assets - 100.0%		$21,270,033

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Goldman Sachs International	Long Short Equity Portfolio Long Custom Basket Swap[5]	2.83%	At Maturity	05/06/24	$4,806,694	$116,357
Morgan Stanley Capital Services LLC	Long Short Equity Portfolio Long Custom Basket Swap[6]	2.78%	At Maturity	03/27/24	4,676,016	64,767
					$9,482,710	$181,124
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	Long Short Equity Portfolio Short Custom Basket Swap[7]	(2.08%)	At Maturity	03/27/24	$9,892,524	$(368,862)
Goldman Sachs International	Long Short Equity Portfolio Short Custom Basket Swap[8]	(2.18%)	At Maturity	05/06/24	9,648,215	(116,732)
					$19,540,739	$(485,594)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[5]
Allergan plc	195	0.69%	$8,692
Medicines Co.*	1,926	1.47%	5,173
HollyFrontier Corp.	770	0.74%	4,435
RMR Group, Inc. — Class A	1,525	1.49%	4,268
Marathon Petroleum Corp.	504	0.59%	4,087
Valero Energy Corp.	421	0.75%	3,894
Delek US Holdings, Inc.	791	0.67%	3,892
PBF Energy, Inc. — Class A	731	0.48%	3,728
Phillips 66	409	0.80%	3,611
Amgen, Inc.	282	1.08%	2,724
Becton Dickinson and Co.	150	0.79%	2,249
Discovery, Inc. — Class A*	1,272	0.81%	2,201
Textron, Inc.	501	0.55%	2,194
ONEOK, Inc.	708	1.01%	2,188
Facebook, Inc. — Class A*	140	0.56%	2,086
Kennametal, Inc.	539	0.41%	2,043
UniFirst Corp.	74	0.29%	1,918
CVR Energy, Inc.	355	0.37%	1,892
Baxter International, Inc.	432	0.74%	1,836
News Corp. — Class A	1,077	0.30%	1,820
World Fuel Services Corp.	643	0.48%	1,794
Alexion Pharmaceuticals, Inc.*	128	0.35%	1,772
Jazz Pharmaceuticals plc*	125	0.37%	1,751
Caterpillar, Inc.	194	0.55%	1,748
Omnicom Group, Inc.	635	1.08%	1,740
AT&T, Inc.	1,227	0.86%	1,718
Allison Transmission Holdings, Inc.	707	0.68%	1,697
United Continental Holdings, Inc.*	351	0.64%	1,678
Renewable Energy Group, Inc.*	884	0.29%	1,653
Chevron Corp.	490	1.27%	1,602
Landstar System, Inc.	235	0.53%	1,490
Exxon Mobil Corp.	830	1.32%	1,486
Meredith Corp.	361	0.41%	1,462
Saia, Inc.*	288	0.39%	1,452
FedEx Corp.	305	1.04%	1,449
Delta Air Lines, Inc.	747	0.88%	1,397
Huntington Ingalls Industries, Inc.	90	0.42%	1,392
Knight-Swift Transportation Holdings, Inc.	761	0.52%	1,355
Cardinal Health, Inc.	540	0.53%	1,328
Casey's General Stores, Inc.	134	0.43%	1,286
Integer Holdings Corp.*	204	0.36%	1,277
Westlake Chemical Corp.	184	0.27%	1,273
Bio-Rad Laboratories, Inc. — Class A*	75	0.49%	1,234
Skyworks Solutions, Inc.	365	0.59%	1,205
Oshkosh Corp.	226	0.39%	1,198
Cummins, Inc.	167	0.60%	1,191
United Parcel Service, Inc. — Class B	351	0.75%	1,144
Alaska Air Group, Inc.	353	0.47%	1,112
Agilent Technologies, Inc.	232	0.36%	1,063
Ingredion, Inc.	460	0.79%	1,040
Gilead Sciences, Inc.	707	0.99%	1,032
Humana, Inc.	46	0.25%	1,016
J.B. Hunt Transport Services, Inc.	289	0.55%	1,012
Werner Enterprises, Inc.	613	0.40%	981
Abbott Laboratories	312	0.55%	930
Unit Corp.*	1,405	0.26%	927
Old Dominion Freight Line, Inc.	103	0.32%	878
Mylan N.V.*	541	0.21%	828
Pfizer, Inc.	1,265	1.14%	822
Molson Coors Brewing Co. — Class B	599	0.70%	821
Oracle Corp.	247	0.29%	748
Archer-Daniels-Midland Co.	1,187	1.01%	748
Diodes, Inc.*	297	0.22%	734
ManpowerGroup, Inc.	180	0.36%	733
Williams Companies, Inc.	1,737	1.01%	712
Comcast Corp. — Class A	671	0.59%	711
McKesson Corp.	366	1.02%	655
Innoviva, Inc.*	1,005	0.30%	643
Cheniere Energy, Inc.*	279	0.40%	642
PACCAR, Inc.	328	0.49%	613
Waters Corp.*	80	0.36%	588
Merck & Company, Inc.	653	1.14%	568
AES Corp.	1,488	0.52%	565
Darling Ingredients, Inc.*	1,252	0.52%	563
Apple, Inc.	181	0.75%	563
HCP, Inc.	1,227	0.82%	552
Berkshire Hathaway, Inc. — Class B*	82	0.36%	536
Home Depot, Inc.	52	0.22%	518
PPL Corp.	1,294	0.83%	518
Parker-Hannifin Corp.	173	0.61%	507
HP, Inc.	538	0.23%	500
Masco Corp.	382	0.31%	497
Microsoft Corp.	262	0.73%	487
Biogen, Inc.*	100	0.49%	479
Hewlett Packard Enterprise Co.	673	0.21%	464
Franklin Resources, Inc.	301	0.22%	430
Vishay Intertechnology, Inc.	640	0.22%	429
Kansas City Southern	153	0.39%	402
Walgreens Boots Alliance, Inc.	222	0.25%	397
Domtar Corp.	269	0.25%	385
Laboratory Corporation of America Holdings*	60	0.22%	377
Schneider National, Inc. — Class B	1,337	0.51%	374
Kraft Heinz Co.	461	0.30%	369
Shenandoah Telecommunications Co.	753	0.60%	354
CVS Health Corp.	673	0.76%	350
Intel Corp.	342	0.34%	349
Entergy Corp.	101	0.22%	346
Targa Resources Corp.	434	0.35%	339
Walt Disney Co.	74	0.21%	337
Thermo Fisher Scientific, Inc.	38	0.23%	328
TrueBlue, Inc.*	517	0.24%	326
Hartford Financial Services Group, Inc.	309	0.36%	318

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Echo Global Logistics, Inc.*	686	0.30%	$316
TEGNA, Inc.	1,368	0.43%	315
Cal-Maine Foods, Inc.	556	0.48%	306
Bank of America Corp.	373	0.23%	283
Avnet, Inc.	391	0.37%	274
Verizon Communications, Inc.	896	1.06%	269
Lear Corp.	101	0.29%	267
Northern Trust Corp.	117	0.22%	260
Hospitality Properties Trust	650	0.34%	254
Kinder Morgan, Inc.	2,527	1.10%	253
Walmart, Inc.	98	0.23%	250
John Wiley & Sons, Inc. — Class A	437	0.42%	249
SkyWest, Inc.	214	0.27%	244
MetLife, Inc.	209	0.22%	234
JPMorgan Chase & Co.	208	0.48%	233
Wells Fargo & Co.	218	0.21%	231
Snap-on, Inc.	71	0.24%	224
Hill-Rom Holdings, Inc.	247	0.54%	222
Amazon.com, Inc.*	7	0.28%	210
Forward Air Corp.	323	0.40%	203
Activision Blizzard, Inc.	382	0.38%	191
Marten Transport Ltd.	726	0.27%	189
Flowers Foods, Inc.	699	0.34%	189
Southern Co.	258	0.30%	188
Constellation Brands, Inc. — Class A	88	0.36%	174
Hologic, Inc.*	657	0.66%	171
AmerisourceBergen Corp. — Class A	313	0.56%	169
NRG Energy, Inc.	276	0.20%	157
Philip Morris International, Inc.	395	0.65%	154
Southwest Airlines Co.	666	0.70%	133
Prudential Financial, Inc.	100	0.21%	126
Scholastic Corp.	523	0.36%	110
Alphabet, Inc. — Class C*	48	1.08%	105
Ameren Corp.	555	0.87%	100
MSG Networks, Inc. — Class A*	1,045	0.45%	94
Procter & Gamble Co.	279	0.64%	75
Norfolk Southern Corp.	155	0.64%	56
General Mills, Inc.	367	0.40%	55
FirstEnergy Corp.	858	0.76%	51
Portland General Electric Co.	808	0.91%	40
Assured Guaranty Ltd.	245	0.21%	37
Western Union Co.	525	0.22%	–
Mondelez International, Inc. — Class A	190	0.21%	(17)
AMC Networks, Inc. — Class A*	553	0.63%	(55)
UnitedHealth Group, Inc.	40	0.20%	(74)
Medtronic plc	547	1.11%	(93)
Deluxe Corp.	372	0.31%	(123)
InterDigital, Inc.	148	0.20%	(124)
Union Pacific Corp.	81	0.28%	(154)
National Fuel Gas Co.	770	0.85%	(154)
Johnson & Johnson	329	0.95%	(165)
OGE Energy Corp.	543	0.48%	(185)
Urban Edge Properties	565	0.20%	(192)
Host Hotels & Resorts, Inc.	610	0.23%	(220)
New Media Investment Group, Inc.	1,002	0.20%	(220)
Central Garden & Pet Co. — Class A*	434	0.22%	(234)
Nu Skin Enterprises, Inc. — Class A	213	0.22%	(262)
Post Holdings, Inc.*	186	0.40%	(311)
Summit Hotel Properties, Inc.	1,181	0.28%	(319)
US Foods Holding Corp.*	318	0.24%	(324)
Vonage Holdings Corp.*	905	0.21%	(362)
Cogent Communications Holdings, Inc.	442	0.55%	(398)
Cisco Systems, Inc.	177	0.20%	(421)
Clorox Co.	145	0.46%	(438)
Herbalife Nutrition Ltd.*	447	0.40%	(451)
Kimberly-Clark Corp.	352	0.98%	(468)
CSX Corp.	453	0.73%	(557)
Cinemark Holdings, Inc.	465	0.35%	(600)
Heartland Express, Inc.	980	0.37%	(647)
Tyson Foods, Inc. — Class A	412	0.69%	(647)
Colgate-Palmolive Co.	402	0.60%	(667)
PepsiCo, Inc.	323	0.88%	(669)
AMERCO	56	0.44%	(714)
Sysco Corp.	362	0.53%	(738)
Exelon Corp.	654	0.65%	(831)
Zimmer Biomet Holdings, Inc.	328	0.80%	(899)
JM Smucker Co.	122	0.29%	(966)
Apartment Investment & Management Co. — Class A	1,007	1.05%	(1,017)
B&G Foods, Inc.	474	0.21%	(1,029)
Pinnacle West Capital Corp.	471	0.92%	(1,083)
JetBlue Airways Corp.*	1,824	0.70%	(1,094)
Vector Group Ltd.	1,746	0.35%	(1,135)
Lions Gate Entertainment Corp. — Class A	1,022	0.26%	(1,175)
Medical Properties Trust, Inc.	2,436	0.88%	(1,413)
ATN International, Inc.	332	0.40%	(1,524)
Equity Commonwealth	1,554	1.05%	(1,663)
Pilgrim's Pride Corp.*	1,119	0.59%	(1,835)
Kroger Co.	968	0.44%	(2,856)
Total Custom Basket of Long Securities			$116,357

CUSTOM BASKET OF SHORT SECURITIES[8]
Realty Income Corp.	(1,725)	(1.24%)	5,625
Crown Castle International Corp.	(1,002)	(1.35%)	5,562
Alexandria Real Estate Equities, Inc.	(540)	(0.79%)	5,369
Brandywine Realty Trust	(4,582)	(0.68%)	4,719
International Flavors & Fragrances, Inc.	(662)	(1.00%)	4,674
Agree Realty Corp.	(1,852)	(1.23%)	4,426

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hudson Pacific Properties, Inc.	(3,763)	(1.30%)	$3,876
STORE Capital Corp.	(2,881)	(0.99%)	3,428
WP Carey, Inc.	(693)	(0.58%)	2,571
Advanced Micro Devices, Inc.*	(1,227)	(0.39%)	2,503
Paychex, Inc.	(507)	(0.43%)	2,413
Empire State Realty Trust, Inc. — Class A	(5,478)	(0.84%)	2,410
Douglas Emmett, Inc.	(2,273)	(0.94%)	2,364
New York Community Bancorp, Inc.	(5,590)	(0.58%)	2,236
Rollins, Inc.	(1,296)	(0.48%)	2,164
SPS Commerce, Inc.*	(391)	(0.41%)	1,939
CyrusOne, Inc.	(867)	(0.52%)	1,925
RLI Corp.	(1,162)	(1.03%)	1,894
Compass Minerals International, Inc.	(967)	(0.55%)	1,634
American Tower Corp. — Class A	(350)	(0.74%)	1,582
UDR, Inc.	(1,300)	(0.60%)	1,495
MarketAxess Holdings, Inc.	(112)	(0.37%)	1,408
Extra Space Storage, Inc.	(434)	(0.48%)	1,306
Sherwin-Williams Co.	(98)	(0.47%)	1,233
Nutanix, Inc. — Class A*	(583)	(0.16%)	1,102
American Homes 4 Rent — Class A	(2,679)	(0.68%)	1,098
CVB Financial Corp.	(3,209)	(0.70%)	1,091
Healthcare Realty Trust, Inc.	(1,072)	(0.35%)	1,072
CubeSmart	(1,612)	(0.56%)	1,016
BOK Financial Corp.	(881)	(0.69%)	934
Equity LifeStyle Properties, Inc.	(762)	(0.96%)	861
Blackstone Mortgage Trust, Inc. — Class A	(1,676)	(0.62%)	855
NewMarket Corp.	(207)	(0.86%)	851
Everest Re Group Ltd.	(397)	(1.02%)	742
American Campus Communities, Inc.	(925)	(0.44%)	731
Tyler Technologies, Inc.*	(206)	(0.46%)	717
Snap, Inc. — Class A*	(1,425)	(0.21%)	685
Roku, Inc.*	(228)	(0.21%)	634
Camden Property Trust	(651)	(0.70%)	586
Sun Communities, Inc.	(1,328)	(1.76%)	584
Welltower, Inc.	(974)	(0.82%)	565
Invitation Homes, Inc.	(2,660)	(0.74%)	559
Woodward, Inc.	(610)	(0.72%)	537
Marriott Vacations Worldwide Corp.	(368)	(0.37%)	523
Digital Realty Trust, Inc.	(319)	(0.39%)	456
Wyndham Hotels & Resorts, Inc.	(1,138)	(0.66%)	444
Texas Roadhouse, Inc. — Class A	(585)	(0.33%)	386
New Relic, Inc.*	(241)	(0.22%)	382
Dunkin' Brands Group, Inc.	(441)	(0.36%)	348
Alarm.com Holdings, Inc.*	(365)	(0.20%)	124
Capitol Federal Financial, Inc.	(8,589)	(1.23%)	86
First Republic Bank	(436)	(0.44%)	83
Sensient Technologies Corp.	(578)	(0.44%)	81
PayPal Holdings, Inc.*	(520)	(0.62%)	73
PPG Industries, Inc.	(304)	(0.37%)	43
Autodesk, Inc.*	(322)	(0.54%)	10
Old National Bancorp	(4,661)	(0.80%)	–
Linde plc	(197)	(0.41%)	(2)
Equinix, Inc.	(172)	(0.90%)	(9)
Chimera Investment Corp.	(2,419)	(0.47%)	(73)
Arthur J Gallagher & Co.	(524)	(0.48%)	(73)
New Residential Investment Corp.	(2,656)	(0.42%)	(80)
CME Group, Inc. — Class A	(110)	(0.22%)	(95)
CoreSite Realty Corp.	(284)	(0.34%)	(102)
Mastercard, Inc. — Class A	(42)	(0.12%)	(126)
Visa, Inc. — Class A	(63)	(0.11%)	(157)
American Water Works Company, Inc.	(344)	(0.41%)	(213)
Signature Bank	(413)	(0.52%)	(215)
NIKE, Inc. — Class B	(396)	(0.34%)	(273)
Intuit, Inc.	(82)	(0.22%)	(284)
RealPage, Inc.*	(543)	(0.33%)	(299)
AGNC Investment Corp.	(2,607)	(0.45%)	(313)
Etsy, Inc.*	(350)	(0.22%)	(328)
BankUnited, Inc.	(1,426)	(0.50%)	(342)
PROS Holdings, Inc.*	(341)	(0.22%)	(367)
Columbia Financial, Inc.*	(2,165)	(0.34%)	(368)
Intuitive Surgical, Inc.*	(41)	(0.22%)	(377)
Align Technology, Inc.*	(79)	(0.22%)	(385)
Intercontinental Exchange, Inc.	(399)	(0.36%)	(399)
Fair Isaac Corp.*	(113)	(0.37%)	(464)
Associated Banc-Corp.	(2,243)	(0.49%)	(471)
Glacier Bancorp, Inc.	(1,329)	(0.56%)	(505)
MFA Financial, Inc.	(6,606)	(0.49%)	(528)
Planet Fitness, Inc. — Class A*	(302)	(0.23%)	(555)
Appfolio, Inc. — Class A*	(230)	(0.24%)	(577)
CoStar Group, Inc.*	(64)	(0.37%)	(594)
Annaly Capital Management, Inc.	(4,691)	(0.44%)	(610)
First Industrial Realty Trust, Inc.	(2,142)	(0.82%)	(643)
ABIOMED, Inc.*	(84)	(0.23%)	(656)
Qualys, Inc.*	(251)	(0.23%)	(664)
ANSYS, Inc.*	(106)	(0.23%)	(680)
RPM International, Inc.	(592)	(0.37%)	(693)
McDonald's Corp.	(165)	(0.36%)	(726)
DocuSign, Inc.*	(838)	(0.43%)	(726)
Pegasystems, Inc.	(1,429)	(1.05%)	(786)
MSCI, Inc. — Class A	(92)	(0.23%)	(799)
Two Harbors Investment Corp.	(3,178)	(0.42%)	(858)
FireEye, Inc.*	(2,264)	(0.35%)	(860)
NextEra Energy, Inc.	(310)	(0.66%)	(896)
Pool Corp.	(177)	(0.35%)	(915)
Five9, Inc.*	(434)	(0.23%)	(940)
salesforce.com, Inc.*	(610)	(0.96%)	(964)
Microchip Technology, Inc.	(745)	(0.67%)	(1,013)
SBA Communications Corp.*	(682)	(1.59%)	(1,071)
Palo Alto Networks, Inc.*	(362)	(0.76%)	(1,075)
HealthEquity, Inc.*	(342)	(0.23%)	(1,078)
Redwood Trust, Inc.	(2,713)	(0.46%)	(1,085)
LiveRamp Holdings, Inc.*	(459)	(0.23%)	(1,138)
Guardant Health, Inc.*	(260)	(0.23%)	(1,193)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cintas Corp.	(248)	(0.61%)	$(1,242)
Atmos Energy Corp.	(425)	(0.46%)	(1,250)
Pacific Premier Bancorp, Inc.	(1,439)	(0.46%)	(1,252)
Avery Dennison Corp.	(396)	(0.47%)	(1,350)
PTC, Inc.*	(942)	(0.88%)	(1,356)
Concho Resources, Inc.	(599)	(0.64%)	(1,402)
EastGroup Properties, Inc.	(950)	(1.14%)	(1,425)
Core Laboratories N.V.	(879)	(0.48%)	(1,459)
CNO Financial Group, Inc.	(2,852)	(0.49%)	(1,483)
Vulcan Materials Co.	(252)	(0.36%)	(1,598)
People's United Financial, Inc.	(3,002)	(0.52%)	(1,681)
Liberty Property Trust	(2,966)	(1.54%)	(1,691)
Costco Wholesale Corp.	(249)	(0.68%)	(1,780)
IAA, Inc.*	(1,249)	(0.50%)	(1,782)
Martin Marietta Materials, Inc.	(217)	(0.52%)	(1,990)
First Financial Bankshares, Inc.	(1,601)	(0.51%)	(2,017)
AptarGroup, Inc.	(1,159)	(1.49%)	(2,040)
Monolithic Power Systems, Inc.	(452)	(0.64%)	(2,084)
Adobe, Inc.*	(113)	(0.35%)	(2,109)
Reliance Steel & Aluminum Co.	(428)	(0.42%)	(2,363)
Kaiser Aluminum Corp.	(452)	(0.46%)	(2,454)
Fortive Corp.	(1,045)	(0.88%)	(2,466)
National Oilwell Varco, Inc.	(2,777)	(0.64%)	(2,583)
Washington Federal, Inc.	(1,342)	(0.49%)	(2,671)
Air Products & Chemicals, Inc.	(378)	(0.89%)	(2,767)
Wingstop, Inc.	(479)	(0.47%)	(2,817)
KAR Auction Services, Inc.	(1,249)	(0.32%)	(2,826)
WesBanco, Inc.	(974)	(0.39%)	(2,844)
Balchem Corp.	(882)	(0.91%)	(2,928)
WR Grace & Co.	(1,961)	(1.55%)	(3,079)
Materion Corp.	(1,188)	(0.83%)	(3,113)
Ball Corp.	(880)	(0.64%)	(3,124)
Southern Copper Corp.	(2,204)	(0.89%)	(3,615)
Rexford Industrial Realty, Inc.	(4,349)	(1.82%)	(3,827)
Allegheny Technologies, Inc.*	(3,629)	(0.95%)	(4,101)
Guidewire Software, Inc.*	(1,061)	(1.11%)	(4,123)
Valley National Bancorp	(12,774)	(1.43%)	(4,471)
Scotts Miracle-Gro Co. — Class A	(846)	(0.86%)	(4,645)
Diamondback Energy, Inc.	(531)	(0.60%)	(4,891)
Proofpoint, Inc.*	(457)	(0.57%)	(5,036)
Terreno Realty Corp.	(2,650)	(1.35%)	(5,221)
South Jersey Industries, Inc.	(2,788)	(0.97%)	(5,241)
TransDigm Group, Inc.*	(317)	(1.59%)	(5,278)
Bright Horizons Family Solutions, Inc.*	(430)	(0.67%)	(5,392)
TransUnion	(1,855)	(1.41%)	(6,381)
IHS Markit Ltd.*	(2,222)	(1.47%)	(9,066)
Schlumberger Ltd.	(3,120)	(1.29%)	(9,516)
Howard Hughes Corp.*	(600)	(0.77%)	(12,600)
Commercial Metals Co.	(4,843)	(0.90%)	(14,674)
Total Custom Basket of Short Securities			$(116,732)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[6]
McKesson Corp.	366	1.05%	$6,840
Omnicom Group, Inc.	635	1.11%	5,772
Tyson Foods, Inc. — Class A	411	0.71%	5,236
Delta Air Lines, Inc.	746	0.91%	5,058
Allergan plc	194	0.69%	4,536
Microsoft Corp.	262	0.75%	4,504
World Fuel Services Corp.	643	0.49%	4,398
JetBlue Airways Corp.*	1,824	0.72%	4,286
Pilgrim's Pride Corp.*	1,118	0.61%	4,181
Casey's General Stores, Inc.	133	0.44%	3,909
Medtronic plc	547	1.14%	3,900
Facebook, Inc. — Class A*	140	0.58%	3,798
Discovery, Inc. — Class A*	1,272	0.84%	3,608
Kimberly-Clark Corp.	352	1.00%	3,495
United Continental Holdings, Inc.*	351	0.66%	3,166
Alaska Air Group, Inc.	353	0.48%	3,149
ManpowerGroup, Inc.	180	0.37%	3,008
PepsiCo, Inc.	323	0.91%	2,985
CVR Energy, Inc.	355	0.38%	2,836
Gilead Sciences, Inc.	706	1.02%	2,753
Delek US Holdings, Inc.	790	0.68%	2,749
UniFirst Corp.	73	0.29%	2,748
Cummins, Inc.	167	0.61%	2,637
Norfolk Southern Corp.	154	0.66%	2,604
AT&T, Inc.	1,226	0.88%	2,587
JPMorgan Chase & Co.	208	0.50%	2,542
Constellation Brands, Inc. — Class A	87	0.37%	2,333
Oshkosh Corp.	225	0.40%	2,324
Kinder Morgan, Inc.	2,526	1.13%	2,273
Walt Disney Co.	74	0.22%	2,173
Hologic, Inc.*	656	0.67%	2,078
Hill-Rom Holdings, Inc.	247	0.55%	2,034
Integer Holdings Corp.*	203	0.36%	2,019
Hartford Financial Services Group, Inc.	309	0.37%	2,009
Huntington Ingalls Industries, Inc.	89	0.43%	1,938
Procter & Gamble Co.	278	0.65%	1,877
Colgate-Palmolive Co.	401	0.61%	1,869
Sysco Corp.	362	0.55%	1,839
CSX Corp.	452	0.75%	1,794
Apple, Inc.	181	0.77%	1,710
Portland General Electric Co.	807	0.93%	1,679
Abbott Laboratories	312	0.56%	1,675
Caterpillar, Inc.	194	0.57%	1,675
Pfizer, Inc.	1,264	1.17%	1,643
Textron, Inc.	501	0.57%	1,633
Agilent Technologies, Inc.	231	0.37%	1,581
TEGNA, Inc.	1,368	0.44%	1,560
SkyWest, Inc.	214	0.28%	1,517
MetLife, Inc.	208	0.22%	1,491
Flowers Foods, Inc.	699	0.35%	1,454
Comcast Corp. — Class A	670	0.61%	1,387
AmerisourceBergen Corp. — Class A	313	0.57%	1,377
Walmart, Inc.	97	0.23%	1,288
News Corp. — Class A	1,077	0.31%	1,271
PACCAR, Inc.	327	0.50%	1,256
Mastercard, Inc. — Class A	39	0.22%	1,248
Baxter International, Inc.	431	0.75%	1,211
Visa, Inc. — Class A	60	0.22%	1,160
Knight-Swift Transportation Holdings, Inc.	761	0.53%	1,111
Kansas City Southern	153	0.40%	1,080
ONEOK, Inc.	708	1.04%	1,074
Saia, Inc.*	288	0.40%	1,063
Avnet, Inc.	390	0.38%	1,045
Oracle Corp.	246	0.30%	1,023
Merck & Company, Inc.	652	1.17%	1,017
HP, Inc.	537	0.24%	999
Skyworks Solutions, Inc.	364	0.60%	979
Becton Dickinson and Co.	149	0.80%	955
Home Depot, Inc.	51	0.23%	955
Prudential Financial, Inc.	99	0.21%	938
FirstEnergy Corp.	858	0.79%	935
Thermo Fisher Scientific, Inc.	37	0.23%	919
Parker-Hannifin Corp.	172	0.63%	912
Berkshire Hathaway, Inc. — Class B*	81	0.37%	902
Amazon.com, Inc.*	7	0.28%	896
John Wiley & Sons, Inc. — Class A	437	0.43%	878
Innoviva, Inc.*	1,005	0.31%	874
Snap-on, Inc.	71	0.25%	853
Allison Transmission Holdings, Inc.	707	0.70%	841
Landstar System, Inc.	234	0.54%	824
Chevron Corp.	489	1.30%	807
Bio-Rad Laboratories, Inc. — Class A*	74	0.49%	753
CVS Health Corp.	673	0.78%	746
Diodes, Inc.*	297	0.23%	746
AMERCO	55	0.45%	722
Kennametal, Inc.	539	0.43%	717
Western Union Co.	524	0.22%	692
Clorox Co.	144	0.47%	685
Jazz Pharmaceuticals plc*	124	0.38%	653
Lear Corp.	100	0.30%	644
Activision Blizzard, Inc.	381	0.38%	640
ATN International, Inc.	331	0.41%	636
Southwest Airlines Co.	665	0.72%	632
Cheniere Energy, Inc.*	279	0.41%	626
Alexion Pharmaceuticals, Inc.*	128	0.36%	612
Franklin Resources, Inc.	300	0.22%	594
Marathon Petroleum Corp.	504	0.60%	589
HCP, Inc.	1,226	0.84%	576
Old Dominion Freight Line, Inc.	103	0.33%	570
Marten Transport Ltd.	725	0.28%	522
Entergy Corp.	101	0.22%	517
Central Garden & Pet Co. — Class A*	434	0.23%	508
Union Pacific Corp.	80	0.29%	488
Westlake Chemical Corp.	183	0.27%	483
Masco Corp.	381	0.32%	458
Cogent Communications Holdings, Inc.	441	0.56%	452
General Mills, Inc.	367	0.41%	448

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
US Foods Holding Corp.*	317	0.24%	$425
Ameren Corp.	555	0.89%	400
Biogen, Inc.*	100	0.50%	392
Laboratory Corporation of America Holdings*	59	0.22%	383
Mondelez International, Inc. — Class A	189	0.22%	347
Southern Co.	258	0.31%	336
Cisco Systems, Inc.	177	0.21%	281
Wells Fargo & Co.	218	0.22%	263
Nu Skin Enterprises, Inc. — Class A	213	0.22%	258
Bank of America Corp.	372	0.23%	213
Johnson & Johnson	328	0.98%	190
Humana, Inc.	45	0.26%	108
Northern Trust Corp.	116	0.22%	108
UnitedHealth Group, Inc.	40	0.21%	92
Summit Hotel Properties, Inc.	1,181	0.29%	47
JM Smucker Co.	121	0.30%	35
Echo Global Logistics, Inc.*	685	0.31%	(65)
Williams Companies, Inc.	1,737	1.04%	(81)
InterDigital, Inc.	147	0.20%	(100)
Valero Energy Corp.	420	0.77%	(172)
Hewlett Packard Enterprise Co.	672	0.21%	(208)
OGE Energy Corp.	543	0.49%	(238)
Apartment Investment & Management Co. — Class A	1,006	1.08%	(292)
Equity Commonwealth	1,553	1.08%	(295)
Host Hotels & Resorts, Inc.	610	0.24%	(476)
Vonage Holdings Corp.*	904	0.22%	(496)
Cardinal Health, Inc.	539	0.54%	(517)
Amgen, Inc.	281	1.11%	(573)
TrueBlue, Inc.*	517	0.24%	(595)
Deluxe Corp.	372	0.32%	(606)
B&G Foods, Inc.	473	0.21%	(653)
United Parcel Service, Inc. — Class B	351	0.78%	(663)
Assured Guaranty Ltd.	244	0.22%	(664)
Urban Edge Properties	565	0.21%	(689)
Kraft Heinz Co.	460	0.31%	(736)
Meredith Corp.	360	0.42%	(791)
Hospitality Properties Trust	649	0.35%	(876)
PBF Energy, Inc. — Class A	730	0.49%	(949)
Post Holdings, Inc.*	185	0.41%	(956)
Targa Resources Corp.	434	0.36%	(1,042)
MSG Networks, Inc. — Class A*	1,045	0.46%	(1,066)
Pinnacle West Capital Corp.	470	0.95%	(1,109)
Heartland Express, Inc.	979	0.38%	(1,155)
Vishay Intertechnology, Inc.	640	0.23%	(1,178)
Domtar Corp.	269	0.26%	(1,208)
Forward Air Corp.	322	0.41%	(1,307)
AMC Networks, Inc. — Class A*	552	0.64%	(1,336)
Phillips 66	408	0.82%	(1,522)
Cal-Maine Foods, Inc.	556	0.50%	(1,535)
Werner Enterprises, Inc.	612	0.41%	(1,554)
New Media Investment Group, Inc.	1,001	0.20%	(1,572)
Walgreens Boots Alliance, Inc.	221	0.26%	(1,671)
Exelon Corp.	653	0.67%	(1,691)
PPL Corp.	1,294	0.86%	(1,721)
Darling Ingredients, Inc.*	1,251	0.53%	(1,751)
Intel Corp.	342	0.35%	(1,809)
Vector Group Ltd.	1,746	0.36%	(1,833)
Molson Coors Brewing Co. — Class B	599	0.72%	(1,971)
Archer-Daniels-Midland Co.	1,187	1.04%	(2,006)
NRG Energy, Inc.	276	0.21%	(2,125)
Cinemark Holdings, Inc.	464	0.36%	(2,158)
J.B. Hunt Transport Services, Inc.	288	0.56%	(2,215)
AES Corp.	1,487	0.53%	(2,216)
Kroger Co.	968	0.45%	(2,478)
Waters Corp.*	80	0.37%	(2,519)
Medical Properties Trust, Inc.	2,436	0.91%	(2,680)
Unit Corp.*	1,405	0.27%	(2,912)
Zimmer Biomet Holdings, Inc.	328	0.83%	(3,001)
Exxon Mobil Corp.	830	1.36%	(3,079)
Scholastic Corp.	523	0.37%	(3,274)
Philip Morris International, Inc.	395	0.66%	(3,358)
Verizon Communications, Inc.	896	1.09%	(3,360)
HollyFrontier Corp.	769	0.76%	(3,491)
Lions Gate Entertainment Corp. — Class A	1,022	0.27%	(3,577)
Schneider National, Inc. — Class B	1,337	0.52%	(3,610)
FedEx Corp.	305	1.07%	(3,630)
Alphabet, Inc. — Class C*	47	1.09%	(4,329)
Herbalife Nutrition Ltd.*	447	0.41%	(4,640)
Ingredion, Inc.	460	0.81%	(4,798)
Mylan N.V.*	541	0.22%	(4,983)
Shenandoah Telecommunications Co.	752	0.62%	(5,685)
Renewable Energy Group, Inc.*	883	0.30%	(6,225)
National Fuel Gas Co.	769	0.87%	(6,290)
Total Custom Basket of Long Securities			$64,767

CUSTOM BASKET OF SHORT SECURITIES[7]
Core Laboratories N.V.	(878)	(0.47%)	13,353
Palo Alto Networks, Inc.*	(361)	(0.75%)	12,884
National Oilwell Varco, Inc.	(2,776)	(0.62%)	11,326
Agree Realty Corp.	(1,851)	(1.20%)	10,958
New York Community Bancorp, Inc.	(5,590)	(0.56%)	9,391
Realty Income Corp.	(1,725)	(1.20%)	7,728
Nutanix, Inc. — Class A*	(583)	(0.15%)	6,788
NewMarket Corp.	(207)	(0.84%)	6,411
Brandywine Realty Trust	(4,582)	(0.66%)	6,186

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Empire State Realty Trust, Inc. — Class A	(5,478)	(0.82%)	$5,314
Concho Resources, Inc.	(598)	(0.62%)	5,223
Texas Roadhouse, Inc. — Class A	(585)	(0.32%)	4,440
New Residential Investment Corp.	(2,655)	(0.41%)	4,036
FireEye, Inc.*	(2,264)	(0.34%)	3,826
BOK Financial Corp.	(881)	(0.67%)	3,709
Hudson Pacific Properties, Inc.	(3,763)	(1.27%)	3,575
Signature Bank	(413)	(0.50%)	2,912
Alarm.com Holdings, Inc.*	(364)	(0.20%)	2,763
Paychex, Inc.	(507)	(0.42%)	2,587
Kaiser Aluminum Corp.	(451)	(0.45%)	2,535
Douglas Emmett, Inc.	(2,273)	(0.92%)	2,159
Rollins, Inc.	(1,297)	(0.47%)	2,138
STORE Capital Corp.	(2,880)	(0.97%)	2,132
Autodesk, Inc.*	(192)	(0.32%)	2,103
salesforce.com, Inc.*	(610)	(0.94%)	2,068
DocuSign, Inc.*	(410)	(0.21%)	1,981
SPS Commerce, Inc.*	(391)	(0.40%)	1,787
First Republic Bank	(436)	(0.43%)	1,221
American Campus Communities, Inc.	(925)	(0.43%)	1,184
Healthcare Realty Trust, Inc.	(1,071)	(0.34%)	1,167
RealPage, Inc.*	(543)	(0.32%)	1,059
Alexandria Real Estate Equities, Inc.	(539)	(0.77%)	981
Columbia Financial, Inc.*	(2,164)	(0.33%)	931
MFA Financial, Inc.	(6,605)	(0.48%)	925
WesBanco, Inc.	(974)	(0.38%)	896
Fortive Corp.	(1,045)	(0.86%)	857
Diamondback Energy, Inc.	(531)	(0.58%)	815
CoreSite Realty Corp.	(284)	(0.33%)	794
MongoDB, Inc.*	(135)	(0.21%)	741
UDR, Inc.	(1,300)	(0.59%)	559
Tyler Technologies, Inc.*	(205)	(0.45%)	428
Digital Realty Trust, Inc.	(318)	(0.38%)	312
PTC, Inc.*	(942)	(0.85%)	264
ServiceNow, Inc.*	(77)	(0.21%)	247
WP Carey, Inc.	(692)	(0.57%)	203
WR Grace & Co.	(1,961)	(1.51%)	196
Twilio, Inc. — Class A*	(157)	(0.22%)	108
CVB Financial Corp.	(3,209)	(0.68%)	96
MercadoLibre, Inc.*	(35)	(0.22%)	61
Livent Corp.*	0	0.00%	2
HubSpot, Inc.*	(125)	(0.22%)	(3)
Associated Banc-Corp.	(2,243)	(0.48%)	(45)
Elastic N.V.*	(285)	(0.22%)	(51)
Workday, Inc. — Class A*	(104)	(0.22%)	(58)
VeriSign, Inc.*	(103)	(0.22%)	(118)
Trade Desk, Inc. — Class A*	(94)	(0.22%)	(125)
Monolithic Power Systems, Inc.	(452)	(0.62%)	(167)
Blackline, Inc.*	(402)	(0.22%)	(242)
NIKE, Inc. — Class B	(395)	(0.34%)	(347)
Paylocity Holding Corp.*	(229)	(0.22%)	(437)
Anaplan, Inc.*	(427)	(0.22%)	(446)
Okta, Inc.*	(175)	(0.22%)	(453)
Q2 Holdings, Inc.*	(285)	(0.22%)	(464)
Dominion Energy, Inc.	(2,576)	(2.01%)	(489)
RingCentral, Inc. — Class A*	(191)	(0.22%)	(497)
Zendesk, Inc.*	(242)	(0.22%)	(526)
Everbridge, Inc.*	(239)	(0.22%)	(567)
BankUnited, Inc.	(1,425)	(0.49%)	(570)
PayPal Holdings, Inc.*	(519)	(0.60%)	(704)
Veeva Systems, Inc. — Class A*	(137)	(0.22%)	(732)
Aspen Technology, Inc.*	(177)	(0.22%)	(740)
Paycom Software, Inc.*	(98)	(0.22%)	(774)
Allegheny Technologies, Inc.*	(3,629)	(0.92%)	(798)
Proofpoint, Inc.*	(456)	(0.55%)	(798)
Zscaler, Inc.*	(289)	(0.22%)	(863)
Atlassian Corporation plc — Class A*	(170)	(0.22%)	(908)
Southern Copper Corp.	(2,204)	(0.87%)	(913)
Alteryx, Inc. — Class A*	(204)	(0.23%)	(945)
Avalara, Inc.*	(307)	(0.22%)	(971)
Blackstone Mortgage Trust, Inc. — Class A	(1,676)	(0.60%)	(989)
Chegg, Inc.*	(576)	(0.22%)	(1,030)
Coupa Software, Inc.*	(177)	(0.23%)	(1,096)
Atmos Energy Corp.	(424)	(0.45%)	(1,111)
CNO Financial Group, Inc.	(2,852)	(0.48%)	(1,112)
Marriott Vacations Worldwide Corp.	(367)	(0.36%)	(1,116)
Redwood Trust, Inc.	(2,713)	(0.45%)	(1,248)
Old National Bancorp	(4,661)	(0.78%)	(1,258)
People's United Financial, Inc.	(3,002)	(0.51%)	(1,261)
Universal Display Corp.	(120)	(0.23%)	(1,286)
McDonald's Corp.	(164)	(0.34%)	(1,385)
Welltower, Inc.	(973)	(0.80%)	(1,408)
Glacier Bancorp, Inc.	(1,329)	(0.54%)	(1,449)
American Tower Corp. — Class A	(350)	(0.72%)	(1,521)
Compass Minerals International, Inc.	(966)	(0.54%)	(1,693)
Avery Dennison Corp.	(395)	(0.46%)	(1,809)
Appfolio, Inc. — Class A*	(442)	(0.46%)	(1,849)
Camden Property Trust	(651)	(0.69%)	(1,892)
Adobe, Inc.*	(186)	(0.55%)	(1,909)
PPG Industries, Inc.	(304)	(0.36%)	(2,016)
Extra Space Storage, Inc.	(433)	(0.46%)	(2,045)
CoStar Group, Inc.*	(102)	(0.57%)	(2,073)
Fair Isaac Corp.*	(113)	(0.36%)	(2,104)
CubeSmart	(1,611)	(0.54%)	(2,223)
RPM International, Inc.	(592)	(0.37%)	(2,327)
Dunkin' Brands Group, Inc.	(440)	(0.35%)	(2,530)
Cintas Corp.	(248)	(0.59%)	(2,710)
Reliance Steel & Aluminum Co.	(427)	(0.41%)	(3,062)
Sherwin-Williams Co.	(98)	(0.45%)	(3,082)
Microchip Technology, Inc.	(745)	(0.65%)	(3,356)
American Water Works Company, Inc.	(343)	(0.40%)	(3,370)
NextEra Energy, Inc.	(309)	(0.64%)	(3,380)
First Industrial Realty Trust, Inc.	(2,142)	(0.80%)	(3,406)
Sensient Technologies Corp.	(578)	(0.43%)	(3,647)
Schlumberger Ltd.	(3,120)	(1.25%)	(3,703)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Advanced Micro Devices, Inc.*	(1,227)	(0.38%)	$(3,887)
Capitol Federal Financial, Inc.	(8,588)	(1.20%)	(3,950)
EastGroup Properties, Inc.	(950)	(1.11%)	(4,038)
First Financial Bankshares, Inc.	(1,601)	(0.50%)	(4,043)
Crown Castle International Corp.	(1,001)	(1.32%)	(4,051)
Liberty Property Trust	(2,965)	(1.50%)	(4,299)
South Jersey Industries, Inc.	(2,787)	(0.95%)	(4,320)
American Homes 4 Rent — Class A	(2,678)	(0.66%)	(4,740)
Intercontinental Exchange, Inc.	(398)	(0.35%)	(4,808)
Arthur J Gallagher & Co.	(524)	(0.46%)	(4,910)
CyrusOne, Inc.	(866)	(0.51%)	(4,910)
Commercial Metals Co.	(4,842)	(0.87%)	(5,084)
KAR Auction Services, Inc.	(1,249)	(0.32%)	(5,173)
Pool Corp.	(177)	(0.34%)	(5,338)
Vulcan Materials Co.	(252)	(0.35%)	(5,597)
IAA, Inc.*	(1,249)	(0.49%)	(5,638)
Equity LifeStyle Properties, Inc.	(761)	(0.93%)	(5,685)
Linde plc	(197)	(0.40%)	(6,114)
International Flavors & Fragrances, Inc.	(661)	(0.97%)	(6,136)
Costco Wholesale Corp.	(249)	(0.67%)	(6,188)
Pacific Premier Bancorp, Inc.	(1,439)	(0.45%)	(6,216)
Americold Realty Trust	(3,069)	(1.01%)	(6,261)
Guidewire Software, Inc.*	(847)	(0.87%)	(6,268)
Invitation Homes, Inc.	(2,659)	(0.72%)	(6,860)
Balchem Corp.	(881)	(0.89%)	(7,118)
Wyndham Hotels & Resorts, Inc.	(1,138)	(0.64%)	(7,238)
Martin Marietta Materials, Inc.	(217)	(0.50%)	(7,306)
Wingstop, Inc.	(714)	(0.68%)	(7,652)
Washington Federal, Inc.	(1,341)	(0.47%)	(7,778)
MarketAxess Holdings, Inc.	(111)	(0.36%)	(8,474)
Equinix, Inc.	(172)	(0.88%)	(9,668)
Ball Corp.	(879)	(0.62%)	(10,372)
IHS Markit Ltd.*	(2,221)	(1.43%)	(10,643)
Pegasystems, Inc.	(1,428)	(1.03%)	(10,659)
TransDigm Group, Inc.*	(316)	(1.55%)	(11,062)
Bright Horizons Family Solutions, Inc.*	(430)	(0.66%)	(11,494)
Woodward, Inc.	(609)	(0.70%)	(12,046)
SBA Communications Corp.*	(682)	(1.55%)	(12,709)
Everest Re Group Ltd.	(397)	(0.99%)	(12,914)
Sun Communities, Inc.	(1,328)	(1.72%)	(13,293)
Materion Corp.	(1,187)	(0.81%)	(13,592)
TransUnion	(1,854)	(1.38%)	(13,618)
Valley National Bancorp	(12,774)	(1.39%)	(14,307)
Air Products & Chemicals, Inc.	(378)	(0.86%)	(14,636)
RLI Corp.	(1,162)	(1.01%)	(17,140)
Scotts Miracle-Gro Co. — Class A	(846)	(0.84%)	(17,741)
Terreno Realty Corp.	(2,650)	(1.31%)	(18,963)
Rexford Industrial Realty, Inc.	(4,349)	(1.77%)	(20,266)
AptarGroup, Inc.	(1,159)	(1.46%)	(21,812)
Total Custom Basket of Short Securities			$(368,862)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as custom basket swap collateral at June 30, 2019.
[2]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[3]	Rate indicated is the 7-day yield as of June 30, 2019.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on the return of the custom Goldman Sachs long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[6]	Total Return based on the return of the custom Morgan Stanley long basket of securities +/- financing at a variable rate. Rage indicated is rate effective at June 30, 2019.
[7]	Total Return based on the return of the custom Morgan Stanley short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.
[8]	Total Return based on the return of the custom Goldman Sachs short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,406,356	$—	$—	$21,406,356
Money Market Fund	226,119	—	—	226,119
Securities Lending Collateral	119,240	—	—	119,240
Custom Basket Swap Agreements**	—	181,124	—	181,124
Total Assets	$21,751,715	$181,124	$—	$21,932,839

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$485,594	$—	$485,594

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 5.8%
Financial - 1.5%
Alleghany Corp.*	10	$6,811
Camden Property Trust REIT	64	6,681
Reinsurance Group of America, Inc. — Class A	41	6,397
WR Berkley Corp.	95	6,263
National Retail Properties, Inc. REIT	106	5,619
Brown & Brown, Inc.	153	5,126
RenaissanceRe Holdings Ltd.	28	4,984
Kilroy Realty Corp. REIT	67	4,945
Liberty Property Trust REIT	98	4,904
Omega Healthcare Investors, Inc. REIT	133	4,888
American Financial Group, Inc.	47	4,816
SEI Investments Co.	85	4,769
Lamar Advertising Co. — Class A REIT	56	4,520
East West Bancorp, Inc.	96	4,490
Medical Properties Trust, Inc. REIT	252	4,395
Signature Bank	36	4,350
Douglas Emmett, Inc. REIT	106	4,223
Jones Lang LaSalle, Inc.	30	4,221
Old Republic International Corp.	188	4,207
American Campus Communities, Inc. REIT	90	4,154
CyrusOne, Inc. REIT	71	4,098
First American Financial Corp.	74	3,974
Commerce Bancshares, Inc.	65	3,878
Cullen/Frost Bankers, Inc.	41	3,840
Synovus Financial Corp.	105	3,675
EPR Properties REIT	49	3,655
Brixmor Property Group, Inc. REIT	197	3,522
Hanover Insurance Group, Inc.	27	3,464
Kemper Corp.	40	3,452
Cousins Properties, Inc. REIT	95	3,436
Primerica, Inc.	28	3,359
Eaton Vance Corp.	76	3,278
First Horizon National Corp.	210	3,135
JBG SMITH Properties REIT	79	3,108
First Industrial Realty Trust, Inc. REIT	84	3,086
New York Community Bancorp, Inc.	309	3,084
PacWest Bancorp	79	3,068
Sterling Bancorp	140	2,979
Life Storage, Inc. REIT	31	2,947
Prosperity Bancshares, Inc.	44	2,906
Webster Financial Corp.	60	2,866
Brighthouse Financial, Inc.*	77	2,825
Highwoods Properties, Inc. REIT	68	2,808
SLM Corp.	288	2,799
EastGroup Properties, Inc. REIT	24	2,784
Stifel Financial Corp.	47	2,776
First Financial Bankshares, Inc.	90	2,771
CoreSite Realty Corp. REIT	24	2,764
Pinnacle Financial Partners, Inc.	48	2,759
Wintrust Financial Corp.	37	2,707
Hospitality Properties Trust REIT	108	2,700
Interactive Brokers Group, Inc. — Class A	49	2,656
Healthcare Realty Trust, Inc. REIT	83	2,600
Rayonier, Inc. REIT	85	2,576
FNB Corp.	214	2,519
United Bankshares, Inc.	67	2,485
Pebblebrook Hotel Trust REIT	86	2,424
Umpqua Holdings Corp.	146	2,422
Evercore, Inc. — Class A	27	2,391
Bank OZK	79	2,377
Valley National Bancorp	219	2,361
Janus Henderson Group plc	108	2,311
Sabra Health Care REIT, Inc.	117	2,304
Hancock Whitney Corp.	57	2,283
Associated Banc-Corp.	108	2,283
TCF Financial Corp.	108	2,245
Bank of Hawaii Corp.	27	2,239
PS Business Parks, Inc. REIT	13	2,191
Weingarten Realty Investors REIT	79	2,166
Legg Mason, Inc.	56	2,144
LendingTree, Inc.*	5	2,100
Federated Investors, Inc. — Class B	63	2,047
Texas Capital Bancshares, Inc.*	33	2,025
Home BancShares, Inc.	102	1,965
Navient Corp.	143	1,952
Chemical Financial Corp.	47	1,932
UMB Financial Corp.	29	1,909
Corporate Office Properties Trust REIT	72	1,899
Washington Federal, Inc.	53	1,851
Fulton Financial Corp.	112	1,833
Cathay General Bancorp	50	1,796
CNO Financial Group, Inc.	106	1,768
PotlatchDeltic Corp. REIT	45	1,754
BancorpSouth Bank	60	1,742
GEO Group, Inc. REIT	79	1,660
Taubman Centers, Inc. REIT	40	1,633
CoreCivic, Inc. REIT	78	1,619
Trustmark Corp.	43	1,430
Mack-Cali Realty Corp. REIT	59	1,374
International Bancshares Corp.	36	1,358
Senior Housing Properties Trust REIT	157	1,298
Urban Edge Properties REIT	74	1,282
Genworth Financial, Inc. — Class A*	331	1,228
Deluxe Corp.	29	1,179
Uniti Group, Inc. REIT	118	1,121
Mercury General Corp.	17	1,063
Alexander & Baldwin, Inc. REIT	45	1,040
Tanger Factory Outlet Centers, Inc. REIT[1]	62	1,005
Total Financial		289,106
Industrial - 1.1%
IDEX Corp.	50	8,607
Trimble, Inc.*	166	7,488
Teledyne Technologies, Inc.*	24	6,573

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 5.8% (continued)
Industrial - 1.1% (continued)
Old Dominion Freight Line, Inc.	43	$6,418
Lennox International, Inc.	23	6,325
Graco, Inc.	109	5,470
Cognex Corp.	113	5,422
Carlisle Companies, Inc.	38	5,336
Universal Display Corp.	28	5,266
AptarGroup, Inc.	41	5,098
Nordson Corp.	34	4,804
Hubbell, Inc.	36	4,694
Sonoco Products Co.	66	4,313
Donaldson Company, Inc.	84	4,272
Gentex Corp.	171	4,208
Woodward, Inc.	36	4,074
Arrow Electronics, Inc.*	56	3,991
AECOM*	103	3,899
ITT, Inc.	58	3,798
Oshkosh Corp.	45	3,757
Genesee & Wyoming, Inc. — Class A*	37	3,700
Acuity Brands, Inc.	26	3,586
Curtiss-Wright Corp.	28	3,560
XPO Logistics, Inc.*	60	3,469
Lincoln Electric Holdings, Inc.	41	3,375
MDU Resources Group, Inc.	129	3,328
EMCOR Group, Inc.	37	3,260
Avnet, Inc.	72	3,259
AGCO Corp.	42	3,258
National Instruments Corp.	74	3,107
Fluor Corp.	92	3,099
Jabil, Inc.	93	2,939
Kirby Corp.*	36	2,844
Crane Co.	34	2,837
Littelfuse, Inc.	16	2,830
Landstar System, Inc.	26	2,808
Trex Company, Inc.*	39	2,797
Eagle Materials, Inc.	30	2,781
Knight-Swift Transportation Holdings, Inc.[1]	82	2,693
Stericycle, Inc.*,1	56	2,674
nVent Electric plc	106	2,628
Tech Data Corp.*	25	2,615
SYNNEX Corp.	26	2,558
Axon Enterprise, Inc.*	39	2,504
MSA Safety, Inc.	23	2,424
Clean Harbors, Inc.*	34	2,417
KBR, Inc.	93	2,319
Timken Co.	45	2,310
Regal Beloit Corp.	28	2,288
Louisiana-Pacific Corp.	82	2,150
MasTec, Inc.*	40	2,061
Coherent, Inc.*	15	2,046
Ryder System, Inc.	35	2,040
Kennametal, Inc.	54	1,997
EnerSys	28	1,918
GATX Corp.	24	1,903
Trinity Industries, Inc.	88	1,826
Resideo Technologies, Inc.*	81	1,776
Valmont Industries, Inc.	14	1,775
Owens-Illinois, Inc.	101	1,744
Colfax Corp.*	61	1,710
Energizer Holdings, Inc.	42	1,623
Silgan Holdings, Inc.	51	1,561
Belden, Inc.	26	1,549
Granite Construction, Inc.	31	1,494
Vishay Intertechnology, Inc.	87	1,437
Terex Corp.	41	1,288
Dycom Industries, Inc.*	21	1,236
Worthington Industries, Inc.	26	1,047
Werner Enterprises, Inc.	29	901
Greif, Inc. — Class A	17	553
Total Industrial		223,715
Consumer, Non-cyclical - 0.9%
STERIS plc	55	8,188
West Pharmaceutical Services, Inc.	49	6,132
Molina Healthcare, Inc.*	41	5,869
WEX, Inc.*	28	5,827
Service Corporation International	120	5,614
Catalent, Inc.*	96	5,204
Bio-Techne Corp.	24	5,004
Masimo Corp.*	32	4,762
Charles River Laboratories International, Inc.*	32	4,541
Hill-Rom Holdings, Inc.	43	4,499
Post Holdings, Inc.*	43	4,471
Exelixis, Inc.*	198	4,231
Encompass Health Corp.	65	4,118
Haemonetics Corp.*	34	4,092
Bio-Rad Laboratories, Inc. — Class A*	13	4,064
Sabre Corp.	182	4,040
Chemed Corp.	11	3,969
PRA Health Sciences, Inc.*	39	3,867
ManpowerGroup, Inc.	40	3,864
Ingredion, Inc.	43	3,547
Insperity, Inc.	25	3,053
Flowers Foods, Inc.	121	2,815
ICU Medical, Inc.*	11	2,771
Aaron's, Inc.	44	2,702
Integra LifeSciences Holdings Corp.*	47	2,625
Brink's Co.	32	2,598
HealthEquity, Inc.*	36	2,354
Amedisys, Inc.*	19	2,307
LivaNova plc*	32	2,303
Boston Beer Company, Inc. — Class A*	6	2,267
United Therapeutics Corp.*	29	2,264
Helen of Troy Ltd.*	17	2,220
CoreLogic, Inc.*	53	2,217
LiveRamp Holdings, Inc.*	45	2,181
Globus Medical, Inc. — Class A*	50	2,115
Graham Holdings Co. — Class B	3	2,070
ASGN, Inc.*	34	2,060
Syneos Health, Inc.*	40	2,044
Acadia Healthcare Company, Inc.*	58	2,027
TreeHouse Foods, Inc.*	37	2,002
NuVasive, Inc.*	34	1,990
Cantel Medical Corp.	24	1,935
Lancaster Colony Corp.	13	1,932

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 5.8% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Sanderson Farms, Inc.	13	$1,775
Adtalem Global Education, Inc.*	38	1,712
Sprouts Farmers Market, Inc.*	81	1,530
Green Dot Corp. — Class A*	31	1,516
Healthcare Services Group, Inc.	49	1,486
Ligand Pharmaceuticals, Inc. — Class B*	13	1,484
Avis Budget Group, Inc.*	42	1,477
MEDNAX, Inc.*	58	1,463
Avanos Medical, Inc.*	31	1,352
Hain Celestial Group, Inc.*	59	1,292
Patterson Companies, Inc.	55	1,260
Sotheby's*	21	1,221
Tenet Healthcare Corp.*	55	1,136
Prestige Consumer Healthcare, Inc.*	34	1,077
Edgewell Personal Care Co.*	36	970
Inogen, Inc.*	12	801
Mallinckrodt plc*	55	505
Weight Watchers International, Inc.*	26	497
Tootsie Roll Industries, Inc.	13	480
Total Consumer, Non-cyclical		171,789
Consumer, Cyclical - 0.8%
Domino's Pizza, Inc.	27	7,513
NVR, Inc.*	2	6,741
Live Nation Entertainment, Inc.*	91	6,029
Pool Corp.	26	4,966
Toro Co.	70	4,683
Caesars Entertainment Corp.*	385	4,550
Dunkin' Brands Group, Inc.	55	4,381
Five Below, Inc.*	36	4,321
Casey's General Stores, Inc.	24	3,744
JetBlue Airways Corp.*	202	3,735
Wyndham Hotels & Resorts, Inc.	65	3,623
Polaris Industries, Inc.	38	3,467
Williams-Sonoma, Inc.	53	3,445
Watsco, Inc.	21	3,434
Deckers Outdoor Corp.*	19	3,344
Toll Brothers, Inc.	89	3,259
Ollie's Bargain Outlet Holdings, Inc.*	34	2,962
Carter's, Inc.	30	2,926
Skechers U.S.A., Inc. — Class A*	88	2,771
Wyndham Destinations, Inc.	62	2,722
Churchill Downs, Inc.	23	2,647
Brunswick Corp.	57	2,616
Scotts Miracle-Gro Co. — Class A	26	2,561
Cracker Barrel Old Country Store, Inc.	15	2,561
Mattel, Inc.*,1	227	2,545
Cinemark Holdings, Inc.	70	2,527
Marriott Vacations Worldwide Corp.	26	2,507
Goodyear Tire & Rubber Co.	153	2,341
Six Flags Entertainment Corp.	47	2,335
Wendy's Co.	119	2,330
Texas Roadhouse, Inc. — Class A	43	2,308
MSC Industrial Direct Company, Inc. — Class A	30	2,228
Tempur Sealy International, Inc.*	30	2,201
Thor Industries, Inc.	34	1,987
Eldorado Resorts, Inc.*,1	43	1,981
Dana, Inc.	95	1,894
American Eagle Outfitters, Inc.	110	1,859
Nu Skin Enterprises, Inc. — Class A	37	1,825
Herman Miller, Inc.	39	1,743
Dick's Sporting Goods, Inc.	49	1,697
AutoNation, Inc.*	38	1,594
World Fuel Services Corp.	44	1,582
Boyd Gaming Corp.	53	1,428
KB Home	55	1,415
Jack in the Box, Inc.	17	1,383
Adient plc	57	1,384
Penn National Gaming, Inc.*	70	1,348
Cheesecake Factory, Inc.	28	1,224
Delphi Technologies plc	58	1,160
TRI Pointe Group, Inc.*	94	1,125
Urban Outfitters, Inc.*	49	1,115
Visteon Corp.*	19	1,113
Bed Bath & Beyond, Inc.	91	1,057
Sally Beauty Holdings, Inc.*	79	1,054
HNI Corp.	29	1,026
Brinker International, Inc.	25	984
Dillard's, Inc. — Class A1	12	747
Scientific Games Corp. — Class A*	37	733
International Speedway Corp. — Class A	15	673
Papa John's International, Inc.[1]	15	671
Tupperware Brands Corp.	32	609
Signet Jewelers Ltd.	34	608
Michaels Companies, Inc.*	59	513
Total Consumer, Cyclical		151,855
Technology - 0.5%
Leidos Holdings, Inc.	96	7,666
Zebra Technologies Corp. — Class A*	36	7,542
PTC, Inc.*	70	6,283
Fair Isaac Corp.*	19	5,966
Teradyne, Inc.	114	5,462
Tyler Technologies, Inc.*	25	5,401
Cypress Semiconductor Corp.	240	5,338
CDK Global, Inc.	82	4,054
Cree, Inc.*	68	3,820
Medidata Solutions, Inc.*	41	3,711
Monolithic Power Systems, Inc.	26	3,530
CACI International, Inc. — Class A*	16	3,273
MAXIMUS, Inc.	42	3,047
Manhattan Associates, Inc.*	43	2,981
Science Applications International Corp.	34	2,943
Silicon Laboratories, Inc.*	28	2,895
MKS Instruments, Inc.	36	2,804
Teradata Corp.*	77	2,760
Blackbaud, Inc.	32	2,672

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 5.8% (continued)
Technology - 0.5% (continued)
Lumentum Holdings, Inc.*	50	$2,670
j2 Global, Inc.	30	2,667
ACI Worldwide, Inc.*	77	2,644
NCR Corp.*	78	2,426
Perspecta, Inc.	93	2,177
Semtech Corp.*	43	2,066
Cirrus Logic, Inc.*	39	1,704
Covetrus, Inc.*	62	1,517
Allscripts Healthcare Solutions, Inc.*	113	1,314
CommVault Systems, Inc.*	25	1,241
NetScout Systems, Inc.*	45	1,143
Synaptics, Inc.*	22	641
Total Technology		104,358
Basic Materials - 0.3%
RPM International, Inc.	87	5,316
Steel Dynamics, Inc.	152	4,590
Royal Gold, Inc.	43	4,407
Reliance Steel & Aluminum Co.	44	4,163
Versum Materials, Inc.	72	3,714
Ashland Global Holdings, Inc.	41	3,279
Ingevity Corp.*	26	2,734
Chemours Co.	110	2,640
Valvoline, Inc.	124	2,422
NewMarket Corp.	6	2,406
Olin Corp.	108	2,366
Allegheny Technologies, Inc.*	83	2,092
Sensient Technologies Corp.	28	2,057
Cabot Corp.	39	1,861
Domtar Corp.	41	1,826
United States Steel Corp.	114	1,745
PolyOne Corp.	51	1,601
Carpenter Technology Corp.	31	1,487
Commercial Metals Co.	77	1,375
Minerals Technologies, Inc.	23	1,231
Compass Minerals International, Inc.	22	1,209
Total Basic Materials		54,521
Utilities - 0.3%
UGI Corp.	115	6,142
Aqua America, Inc.	138	5,709
OGE Energy Corp.	132	5,618
IDACORP, Inc.	33	3,314
Hawaiian Electric Industries, Inc.	72	3,136
ONE Gas, Inc.	34	3,070
Southwest Gas Holdings, Inc.	34	3,047
National Fuel Gas Co.	57	3,007
New Jersey Resources Corp.	58	2,887
Spire, Inc.	34	2,853
ALLETE, Inc.	34	2,829
Black Hills Corp.	36	2,814
PNM Resources, Inc.	53	2,698
NorthWestern Corp.	33	2,381
Total Utilities		49,505
Energy - 0.2%
First Solar, Inc.*	50	3,284
WPX Energy, Inc.*	261	3,004
Equities Corp.	168	2,656
Equitrans Midstream Corp.	134	2,641
Murphy Oil Corp.	107	2,638
PBF Energy, Inc. — Class A	79	2,473
Transocean Ltd.*	334	2,141
Apergy Corp.*	51	1,710
Murphy USA, Inc.*	20	1,681
Patterson-UTI Energy, Inc.	141	1,623
Core Laboratories N.V.	29	1,516
Matador Resources Co.*	68	1,352
Chesapeake Energy Corp.*	689	1,343
Oceaneering International, Inc.*	64	1,305
McDermott International, Inc.*	119	1,150
Southwestern Energy Co.*	357	1,128
QEP Resources, Inc.*	156	1,128
Ensco Rowan plc — Class A	129	1,100
NOW, Inc.*	72	1,063
Oasis Petroleum, Inc.*	178	1,011
Callon Petroleum Co.*	150	988
CNX Resources Corp.*	131	958
Range Resources Corp.	137	956
SM Energy Co.	68	851
Total Energy		39,700
Communications - 0.2%
FactSet Research Systems, Inc.	24	6,877
Ciena Corp.*	95	3,907
Cable One, Inc.	3	3,513
ViaSat, Inc.*	38	3,071
New York Times Co. — Class A	93	3,034
LogMeIn, Inc.	34	2,505
TEGNA, Inc.	142	2,151
World Wrestling Entertainment, Inc. — Class A	29	2,094
Telephone & Data Systems, Inc.	62	1,885
AMC Networks, Inc. — Class A*	30	1,635
Yelp, Inc. — Class A*	47	1,606
Meredith Corp.	26	1,431
John Wiley & Sons, Inc. — Class A	30	1,376
InterDigital, Inc.	21	1,353
Cars.com, Inc.*	41	809
Plantronics, Inc.	21	778
Total Communications		38,025
Total Common Stocks
(Cost $1,078,324)		1,122,574

MUTUAL FUNDS† - 45.4%
Guggenheim Strategy Fund II2	192,369	4,774,597
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	406,995	4,053,670
Total Mutual Funds
(Cost $8,859,835)		8,828,267

	Face Amount
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
2.12% due 08/01/19[3,4]	$570,000	569,013
1.90% due 08/01/19[3,4]	100,000	99,827

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.7% (continued)
2.10% due 08/01/19[3,4]	$50,000	$49,914
Total U.S. Treasury Bills
(Cost $718,647)		718,754

REPURCHASE AGREEMENTS††,5 - 40.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	5,245,635	5,245,635
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	1,303,106	1,303,106
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	1,303,105	1,303,105
Total Repurchase Agreements
(Cost $7,851,846)		7,851,846

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[7]	9,202	9,202
Total Securities Lending Collateral
(Cost $9,202)		9,202
Total Investments - 95.2%
(Cost $18,517,854)		$18,530,643
Other Assets & Liabilities, net - 4.8%		933,868
Total Net Assets - 100.0%		$19,464,511

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Future Contracts Sold Short†
S&P MidCap 400 Index Mini Futures Contracts	2	Sep 2019	$390,560	$(4,239)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	2.77%	At Maturity	07/29/19	7,426	$14,447,847	$325,140
Barclays Bank plc	S&P MidCap 400 Index	2.72%	At Maturity	07/31/19	4,342	8,447,920	203,609
BNP Paribas	S&P MidCap 400 Index	2.75%	At Maturity	07/29/19	2,911	5,663,143	136,492
						$28,558,910	$665,241

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,122,574	$—	$—	$1,122,574
Mutual Funds	8,828,267	—	—	8,828,267
U.S. Treasury Bills	—	718,754	—	718,754
Repurchase Agreements	—	7,851,846	—	7,851,846
Securities Lending Collateral	9,202	—	—	9,202
Equity Index Swap Agreements**	—	665,241	—	665,241
Total Assets	$9,960,043	$9,235,841	$—	$19,195,884

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$4,239	$—	$—	$4,239

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,772,674	$–	$–	$–	$1,923	$4,774,597	192,369	$35,030
Guggenheim Ultra Short Duration Fund - Institutional Class	4,057,739	–	–	–	(4,069)	4,053,670	406,995	28,375
	$8,830,413	$–	$–	$–	$(2,146)	$8,828,267		$63,405

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 72.1%
Technology - 29.0%
Microsoft Corp.	95,775	$12,830,019
Apple, Inc.	57,509	11,382,181
Intel Corp.	62,100	2,972,727
Adobe, Inc.*	6,768	1,994,191
Broadcom, Inc.	5,491	1,580,639
Texas Instruments, Inc.	13,014	1,493,487
NVIDIA Corp.	8,447	1,387,251
QUALCOMM, Inc.	16,863	1,282,769
Intuit, Inc.	3,596	939,743
Micron Technology, Inc.*	15,351	592,395
Applied Materials, Inc.	12,985	583,156
Analog Devices, Inc.	5,129	578,910
Activision Blizzard, Inc.	10,625	501,500
Cognizant Technology Solutions Corp. — Class A	7,896	500,528
Autodesk, Inc.*	3,054	497,497
Fiserv, Inc.*	5,443	496,184
Workday, Inc. — Class A*	2,247	461,938
Advanced Micro Devices, Inc.*	15,003	455,641
NXP Semiconductor N.V.	4,559	445,004
Electronic Arts, Inc.*	4,123	417,495
Xilinx, Inc.	3,522	415,314
Paychex, Inc.	4,985	410,216
Lam Research Corp.	2,080	390,707
Cerner Corp.	4,514	330,876
Microchip Technology, Inc.[1]	3,300	286,110
Cadence Design Systems, Inc.*	3,898	276,017
Synopsys, Inc.*	2,079	267,547
KLA-Tencor Corp.	2,242	265,004
NetEase, Inc. ADR	1,012	258,839
Check Point Software Technologies Ltd.*	2,112	244,168
Maxim Integrated Products, Inc.	3,779	226,060
NetApp, Inc.	3,426	211,384
ASML Holding N.V. — Class G	1,015	211,049
Western Digital Corp.	4,064	193,243
Skyworks Solutions, Inc.	2,395	185,062
Citrix Systems, Inc.	1,826	179,204
Take-Two Interactive Software, Inc.*	1,561	177,220
Total Technology		45,921,275
Communications - 26.1%
Amazon.com, Inc.*	6,155	11,655,293
Facebook, Inc. — Class A*	30,312	5,850,216
Alphabet, Inc. — Class C*	4,386	4,740,871
Alphabet, Inc. — Class A*	3,847	4,165,532
Cisco Systems, Inc.	59,377	3,249,703
Comcast Corp. — Class A	62,826	2,656,283
Netflix, Inc.*	6,065	2,227,796
Charter Communications, Inc. — Class A*	3,099	1,224,663
Booking Holdings, Inc.*	600	1,124,826
T-Mobile US, Inc.*	11,850	878,559
eBay, Inc.	12,089	477,515
Baidu, Inc. ADR*	3,865	453,596
MercadoLibre, Inc.*	684	418,451
JD.com, Inc. ADR*	12,834	388,742
Sirius XM Holdings, Inc.[1]	63,907	356,601
VeriSign, Inc.*	1,653	345,741
Expedia Group, Inc.	1,887	251,028
Ctrip.com International Ltd. ADR*	6,755	249,327
Liberty Global plc — Class C*	7,226	191,706
Symantec Corp.	8,575	186,592
Fox Corp. — Class A	4,786	175,359
Fox Corp. — Class B	3,641	133,006
Liberty Global plc — Class A*	2,847	76,841
Total Communications		41,478,247
Consumer, Non-cyclical - 10.7%
PepsiCo, Inc.	19,444	2,549,692
PayPal Holdings, Inc.*	16,297	1,865,355
Amgen, Inc.	8,460	1,559,009
Gilead Sciences, Inc.	17,638	1,191,623
Mondelez International, Inc. — Class A	19,980	1,076,922
Automatic Data Processing, Inc.	6,037	998,097
Celgene Corp.*	9,783	904,340
Intuitive Surgical, Inc.*	1,601	839,804
Illumina, Inc.*	2,039	750,658
Vertex Pharmaceuticals, Inc.*	3,553	651,549
Biogen, Inc.*	2,689	628,876
Kraft Heinz Co.	16,915	525,042
Monster Beverage Corp.*	7,540	481,278
Regeneron Pharmaceuticals, Inc.*	1,494	467,622
Alexion Pharmaceuticals, Inc.*	3,110	407,348
Cintas Corp.	1,450	344,071
Verisk Analytics, Inc. — Class A	2,270	332,464
IDEXX Laboratories, Inc.*	1,193	328,469
Align Technology, Inc.*	1,110	303,807
Incyte Corp.*	2,974	252,671
BioMarin Pharmaceutical, Inc.*	2,484	212,755
Henry Schein, Inc.*	2,068	144,553
Mylan N.V.*	7,150	136,136
Total Consumer, Non-cyclical		16,952,141
Consumer, Cyclical - 5.2%
Costco Wholesale Corp.	6,102	1,612,514
Starbucks Corp.	16,800	1,408,344
Walgreens Boots Alliance, Inc.	12,682	693,325
Marriott International, Inc. — Class A	4,619	647,999
Tesla, Inc.*,1	2,459	549,488
Ross Stores, Inc.	5,097	505,215
O'Reilly Automotive, Inc.*	1,086	401,082
Dollar Tree, Inc.*	3,295	353,850
PACCAR, Inc.	4,805	344,327
United Continental Holdings, Inc.*	3,650	319,557
Lululemon Athletica, Inc.*	1,705	307,258
Ulta Beauty, Inc.*	811	281,328
Fastenal Co.	7,943	258,862
American Airlines Group, Inc.	6,170	201,204
Wynn Resorts Ltd.	1,493	185,117
Hasbro, Inc.	1,746	184,517
Total Consumer, Cyclical		8,253,987
Industrial - 0.6%
CSX Corp.	11,224	868,401
J.B. Hunt Transport Services, Inc.	1,508	137,846
Total Industrial		1,006,247

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 72.1% (continued)
Utilities - 0.3%
Xcel Energy, Inc.	7,139	$424,699
Financial - 0.2%
Willis Towers Watson plc	1,793	343,431
Total Common Stocks
(Cost $112,961,568)		114,380,027

MUTUAL FUNDS† - 7.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	578,931	5,766,148
Guggenheim Strategy Fund II2	220,576	5,474,696
Total Mutual Funds
(Cost $11,250,840)		11,240,844

	Face Amount
U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bills
2.10% due 08/01/19[3]	$2,335,000	2,330,959
2.12% due 08/01/19[3,4]	1,800,000	1,796,884
2.11% due 07/16/19[3,5]	207,000	206,823
Total U.S. Treasury Bills
(Cost $4,334,127)		4,334,666

REPURCHASE AGREEMENTS††,6 - 16.7%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[4]	17,689,876	17,689,876
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[4]	4,394,468	4,394,468
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[4]	4,394,468	4,394,468
Total Repurchase Agreements
(Cost $26,478,812)		26,478,812

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[8]	915,383	915,383
Total Securities Lending Collateral
(Cost $915,383)		915,383
Total Investments - 99.2%
(Cost $155,940,730)		$157,349,732
Other Assets & Liabilities, net - 0.8%		1,197,311
Total Net Assets - 100.0%		$158,547,043

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	183	Sep 2019	$28,159,125	$285,732

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas S.A.	NASDAQ-100 Index	2.90%	At Maturity	07/29/19	12,925	$99,146,895	$568,999
Goldman Sachs International	NASDAQ-100 Index	2.92%	At Maturity	07/29/19	9,230	70,807,728	303,788
Barclays Bank plc	NASDAQ-100 Index	2.87%	At Maturity	07/31/19	623	4,781,490	27,441
						$174,736,113	$900,228

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$114,380,027	$—	$—	$114,380,027
Mutual Funds	11,240,844	—	—	11,240,844
U.S. Treasury Bills	—	4,334,666	—	4,334,666
Repurchase Agreements	—	26,478,812	—	26,478,812
Securities Lending Collateral	915,383	—	—	915,383
Equity Futures Contracts**	285,732	—	—	285,732
Equity Index Swap Agreements**	—	900,228	—	900,228
Total Assets	$126,821,986	$31,713,706	$—	$158,535,692

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,369,514	$3,100,000	$(4,000,000)	$(22,524)	$27,706	$5,474,696	220,576	$45,295
Guggenheim Ultra Short Duration Fund — Institutional Class	6,371,937	5,400,000	(6,000,000)	(12,201)	6,412	5,766,148	578,931	41,164
	$12,741,451	$8,500,000	$(10,000,000)	$(34,725)	$34,118	$11,240,844		$86,459

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 91.2%
Technology - 36.6%
Microsoft Corp.	894,502	$119,827,488
Apple, Inc.	537,111	106,305,009
Intel Corp.	579,989	27,764,073
Adobe, Inc.*	63,213	18,625,710
Broadcom, Inc.	51,281	14,761,749
Texas Instruments, Inc.	121,543	13,948,275
NVIDIA Corp.	78,895	12,956,926
QUALCOMM, Inc.	157,492	11,980,417
Intuit, Inc.	33,585	8,776,768
Micron Technology, Inc.*	143,370	5,532,648
Applied Materials, Inc.	121,271	5,446,281
Analog Devices, Inc.	47,902	5,406,699
Activision Blizzard, Inc.	99,235	4,683,892
Cognizant Technology Solutions Corp. — Class A	73,750	4,675,013
Autodesk, Inc.*	28,522	4,646,234
Fiserv, Inc.*	50,840	4,634,574
Workday, Inc. — Class A*	20,987	4,314,508
Advanced Micro Devices, Inc.*	140,120	4,255,444
NXP Semiconductor N.V.	42,583	4,156,527
Electronic Arts, Inc.*	38,510	3,899,523
Xilinx, Inc.	32,895	3,878,978
Paychex, Inc.	46,559	3,831,340
Lam Research Corp.	19,423	3,648,416
Cerner Corp.	42,158	3,090,181
Microchip Technology, Inc.[1]	30,823	2,672,354
Cadence Design Systems, Inc.*	36,407	2,577,980
Synopsys, Inc.*	19,419	2,499,031
KLA-Tencor Corp.	20,938	2,474,872
NetEase, Inc. ADR	9,451	2,417,282
Check Point Software Technologies Ltd.*	19,722	2,280,060
Maxim Integrated Products, Inc.	35,292	2,111,168
NetApp, Inc.	31,995	1,974,092
ASML Holding N.V. — Class G	9,481	1,971,384
Western Digital Corp.	37,957	1,804,855
Skyworks Solutions, Inc.	22,372	1,728,684
Citrix Systems, Inc.	17,055	1,673,778
Take-Two Interactive Software, Inc.*	14,580	1,655,267
Total Technology		428,887,480
Communications - 33.1%
Amazon.com, Inc.*	57,482	108,849,640
Facebook, Inc. — Class A*	283,105	54,639,265
Alphabet, Inc. — Class C*	40,963	44,277,316
Alphabet, Inc. — Class A*	35,928	38,902,839
Cisco Systems, Inc.	554,563	30,351,233
Comcast Corp. — Class A	586,771	24,808,678
Netflix, Inc.*	56,641	20,805,372
Charter Communications, Inc. — Class A*	28,942	11,437,299
Booking Holdings, Inc.*	5,608	10,513,374
T-Mobile US, Inc.*	110,674	8,205,370
eBay, Inc.	112,905	4,459,748
Baidu, Inc. ADR*	36,101	4,236,813
MercadoLibre, Inc.*	6,389	3,908,599
JD.com, Inc. ADR*	119,863	3,630,650
Sirius XM Holdings, Inc.[1]	596,867	3,330,518
VeriSign, Inc.*	15,440	3,229,430
Expedia Group, Inc.	17,620	2,343,989
Ctrip.com International Ltd. ADR*	63,087	2,328,541
Liberty Global plc — Class C*	67,486	1,790,404
Symantec Corp.	80,086	1,742,671
Fox Corp. — Class A	44,702	1,637,881
Fox Corp. — Class B	34,009	1,242,349
Liberty Global plc — Class A*	26,586	717,556
Total Communications		387,389,535
Consumer, Non-cyclical - 13.5%
PepsiCo, Inc.	181,604	23,813,732
PayPal Holdings, Inc.*	152,211	17,422,071
Amgen, Inc.	79,016	14,561,068
Gilead Sciences, Inc.	164,728	11,129,024
Mondelez International, Inc. — Class A	186,606	10,058,063
Automatic Data Processing, Inc.	56,383	9,321,802
Celgene Corp.*	91,365	8,445,781
Intuitive Surgical, Inc.*	14,956	7,845,170
Illumina, Inc.*	19,044	7,011,049
Vertex Pharmaceuticals, Inc.*	33,180	6,084,548
Biogen, Inc.*	25,119	5,874,580
Kraft Heinz Co.	157,976	4,903,575
Monster Beverage Corp.*	70,420	4,494,909
Regeneron Pharmaceuticals, Inc.*	13,956	4,368,228
Alexion Pharmaceuticals, Inc.*	29,050	3,804,969
Cintas Corp.[1]	13,547	3,214,568
Verisk Analytics, Inc. — Class A	21,203	3,105,391
IDEXX Laboratories, Inc.*	11,142	3,067,727
Align Technology, Inc.*	10,364	2,836,626
Incyte Corp.*	27,780	2,360,189
BioMarin Pharmaceutical, Inc.*	23,198	1,986,909
Henry Schein, Inc.*	19,312	1,349,909
Mylan N.V.*	66,777	1,271,434
Total Consumer, Non-cyclical		158,331,322
Consumer, Cyclical - 6.6%
Costco Wholesale Corp.	56,986	15,059,120
Starbucks Corp.	156,909	13,153,682
Walgreens Boots Alliance, Inc.	118,446	6,475,443
Marriott International, Inc. — Class A	43,138	6,051,830
Tesla, Inc.*,1	22,965	5,131,759
Ross Stores, Inc.	47,601	4,718,211
O'Reilly Automotive, Inc.*	10,141	3,745,274
Dollar Tree, Inc.*	30,778	3,305,249
PACCAR, Inc.	44,881	3,216,172
United Continental Holdings, Inc.*	34,088	2,984,404
Lululemon Athletica, Inc.*	15,920	2,868,943
Ulta Beauty, Inc.*	7,573	2,626,998
Fastenal Co.	74,183	2,417,624
American Airlines Group, Inc.	57,628	1,879,249
Wynn Resorts Ltd.	13,947	1,729,289
Hasbro, Inc.	16,304	1,723,007
Total Consumer, Cyclical		77,086,254
Industrial - 0.8%
CSX Corp.	104,826	8,110,387

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 91.2% (continued)
Industrial - 0.8% (continued)
J.B. Hunt Transport Services, Inc.	14,087	$1,287,693
Total Industrial		9,398,080
Utilities - 0.3%
Xcel Energy, Inc.	66,675	3,966,496
Financial - 0.3%
Willis Towers Watson plc	16,742	3,206,763
Total Common Stocks
(Cost $503,155,073)		1,068,265,930

MUTUAL FUNDS† - 3.0%
Guggenheim Strategy Fund II2	575,584	14,286,006
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	1,198,915	11,941,191
Guggenheim Strategy Fund III[2]	356,029	8,825,960
Total Mutual Funds
(Cost $35,228,710)		35,053,157

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.6%
Fannie Mae
1.66% due 07/01/19[3]	$30,000,000	30,000,000
Total Federal Agency Discount Notes
(Cost $30,000,000)		30,000,000

FEDERAL AGENCY NOTES†† - 1.2%
Farmer Mac
2.48% (U.S. Prime Rate - 3.02%, Rate Floor: 0.00%) due 09/01/20[4]	9,500,000	9,499,948
Federal Home Loan Bank
2.40% due 06/17/20	5,000,000	5,000,363
Total Federal Agency Notes
(Cost $14,500,000)		14,500,311

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bills
2.11% due 07/16/19[3,5]	3,229,000	3,226,244
2.12% due 08/01/19[3,6]	350,000	349,394
2.09% due 08/01/19[3,6]	150,000	149,740
Total U.S. Treasury Bills
(Cost $3,725,108)		3,725,378

REPURCHASE AGREEMENTS††,7 - 1.8%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	14,276,430	14,276,430
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	3,546,509	3,546,509
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	3,546,509	3,546,509
Total Repurchase Agreements
(Cost $21,369,448)		21,369,448

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[9]	9,113,755	9,113,755
Total Securities Lending Collateral
(Cost $9,113,755)		9,113,755
Total Investments - 100.9%
(Cost $617,092,094)		$1,182,027,979
Other Assets & Liabilities, net - (0.9)%		(10,894,103)
Total Net Assets - 100.0%		$1,171,133,876

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	422	Sep 2019	$64,935,250	$1,590,684

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	2.92%	At Maturity	07/29/19	2,694	$20,667,941	$110,372
BNP Paribas	NASDAQ-100 Index	2.90%	At Maturity	07/29/19	1,624	12,458,450	71,501
Barclays Bank plc	NASDAQ-100 Index	2.87%	At Maturity	07/31/19	586	4,496,293	25,804
						$37,622,684	$207,677

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,068,265,930	$—	$—	$1,068,265,930
Mutual Funds	35,053,157	—	—	35,053,157
Federal Agency Discount Notes	—	30,000,000	—	30,000,000
Federal Agency Notes	—	14,500,311	—	14,500,311
U.S. Treasury Bills	—	3,725,378	—	3,725,378
Repurchase Agreements	—	21,369,448	—	21,369,448
Securities Lending Collateral	9,113,755	—	—	9,113,755
Equity Futures Contracts**	1,590,684	—	—	1,590,684
Equity Index Swap Agreements**	—	207,677	—	207,677
Total Assets	$1,114,023,526	$69,802,814	$—	$1,183,826,340

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$14,280,251	$–	$–	$–	$5,755	$14,286,006	575,584	$104,813
Guggenheim Strategy Fund III	8,825,959	–	–	–	1	8,825,960	356,029	62,602
Guggenheim Ultra Short Duration Fund - Institutional Class	11,953,180	–	–	–	(11,989)	11,941,191	1,198,915	83,586
	$35,059,390	$–	$–	$–	$(6,233)	$35,053,157		$251,001

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 78.6%
Consumer, Non-cyclical - 17.3%
Johnson & Johnson	25,330	$3,527,962
Procter & Gamble Co.	23,930	2,623,925
Pfizer, Inc.	52,966	2,294,487
UnitedHealth Group, Inc.	9,067	2,212,439
Merck & Company, Inc.	24,563	2,059,608
Coca-Cola Co.	36,630	1,865,200
PepsiCo, Inc.	13,374	1,753,733
Abbott Laboratories	16,831	1,415,487
PayPal Holdings, Inc.*	11,209	1,282,982
Medtronic plc	12,791	1,245,715
Philip Morris International, Inc.	14,843	1,165,621
Thermo Fisher Scientific, Inc.	3,816	1,120,683
Amgen, Inc.	5,819	1,072,325
AbbVie, Inc.	14,104	1,025,643
Eli Lilly & Co.	8,243	913,242
Danaher Corp.	6,012	859,235
Altria Group, Inc.	17,849	845,150
Gilead Sciences, Inc.	12,131	819,571
Mondelez International, Inc. — Class A	13,742	740,694
Bristol-Myers Squibb Co.	15,605	707,687
Anthem, Inc.	2,454	692,543
Automatic Data Processing, Inc.	4,152	686,450
CVS Health Corp.	12,394	675,349
Becton Dickinson and Co.	2,574	648,674
Celgene Corp.*	6,728	621,936
Stryker Corp.	2,955	607,489
Colgate-Palmolive Co.	8,191	587,049
Intuitive Surgical, Inc.*	1,101	577,530
Cigna Corp.	3,621	570,489
Boston Scientific Corp.*	13,267	570,216
S&P Global, Inc.	2,348	534,851
Zoetis, Inc.	4,567	518,309
Illumina, Inc.*	1,402	516,146
Allergan plc	2,940	492,244
Vertex Pharmaceuticals, Inc.*	2,443	447,998
Kimberly-Clark Corp.	3,280	437,158
Biogen, Inc.*	1,850	432,660
Estee Lauder Companies, Inc. — Class A	2,092	383,066
Baxter International, Inc.	4,527	370,761
Edwards Lifesciences Corp.*	1,989	367,448
HCA Healthcare, Inc.	2,547	344,278
Humana, Inc.	1,288	341,706
Sysco Corp.	4,511	319,018
Constellation Brands, Inc. — Class A	1,595	314,119
Moody's Corp.	1,574	307,418
General Mills, Inc.	5,713	300,047
Alexion Pharmaceuticals, Inc.*	2,139	280,166
McKesson Corp.	1,813	243,649
IQVIA Holdings, Inc.*	1,505	242,155
Global Payments, Inc.	1,495	239,394
Monster Beverage Corp.*	3,734	238,341
Regeneron Pharmaceuticals, Inc.*	750	234,750
FleetCor Technologies, Inc.*	822	230,859
Zimmer Biomet Holdings, Inc.	1,955	230,182
Verisk Analytics, Inc. — Class A	1,561	228,624
Tyson Foods, Inc. — Class A	2,813	227,122
IDEXX Laboratories, Inc.*	821	226,046
IHS Markit Ltd.*	3,470	221,108
Archer-Daniels-Midland Co.	5,344	218,035
Corteva, Inc.*	7,144	211,248
Centene Corp.*	3,944	206,823
Total System Services, Inc.	1,553	199,203
Cintas Corp.	808	191,730
Align Technology, Inc.*	695	190,221
Clorox Co.	1,215	186,029
Kraft Heinz Co.	5,936	184,253
McCormick & Company, Inc.	1,169	181,207
Hershey Co.	1,330	178,260
Church & Dwight Company, Inc.	2,349	171,618
Kroger Co.	7,696	167,080
ResMed, Inc.	1,368	166,937
Laboratory Corporation of America Holdings*	940	162,526
Cooper Companies, Inc.	472	159,012
Equifax, Inc.	1,153	155,932
Teleflex, Inc.	440	145,706
Incyte Corp.*	1,698	144,262
Gartner, Inc.*	860	138,409
WellCare Health Plans, Inc.*	480	136,834
Cardinal Health, Inc.	2,844	133,952
Quest Diagnostics, Inc.	1,282	130,520
Dentsply Sirona, Inc.	2,234	130,376
Kellogg Co.	2,371	127,014
AmerisourceBergen Corp. — Class A	1,484	126,526
JM Smucker Co.	1,085	124,981
Conagra Brands, Inc.	4,636	122,947
Hologic, Inc.*	2,557	122,787
Varian Medical Systems, Inc.*	868	118,161
MarketAxess Holdings, Inc.	359	115,390
ABIOMED, Inc.*	431	112,271
Hormel Foods Corp.	2,597	105,282
Universal Health Services, Inc. — Class B	792	103,269
Molson Coors Brewing Co. — Class B	1,792	100,352
United Rentals, Inc.*	750	99,473
Henry Schein, Inc.*	1,422	99,398
Mylan N.V.*	4,918	93,639
Avery Dennison Corp.	806	93,238
Lamb Weston Holdings, Inc.	1,396	88,450
Brown-Forman Corp. — Class B	1,587	87,967
Nielsen Holdings plc	3,392	76,659
Campbell Soup Co.	1,839	73,689
DaVita, Inc.*	1,207	67,906
Robert Half International, Inc.	1,130	64,421
Nektar Therapeutics*	1,663	59,169
Perrigo Company plc	1,194	56,858
H&R Block, Inc.	1,939	56,813
Quanta Services, Inc.	1,356	51,786
Rollins, Inc.	1,406	50,433
Coty, Inc. — Class A	2,868	38,431
Total Consumer, Non-cyclical		51,386,220
Financial - 14.1%
Berkshire Hathaway, Inc. — Class B*	18,487	3,940,874
JPMorgan Chase & Co.	30,950	3,460,210

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Financial - 14.1% (continued)
Visa, Inc. — Class A	16,591	$2,879,368
Bank of America Corp.	84,362	2,446,498
Mastercard, Inc. — Class A	8,575	2,268,345
Wells Fargo & Co.	38,590	1,826,079
Citigroup, Inc.	22,062	1,545,002
American Tower Corp. — Class A REIT	4,217	862,166
American Express Co.	6,533	806,434
U.S. Bancorp	14,278	748,167
Goldman Sachs Group, Inc.	3,246	664,132
CME Group, Inc. — Class A	3,415	662,886
Chubb Ltd.	4,368	643,363
PNC Financial Services Group, Inc.	4,307	591,265
Morgan Stanley	12,197	534,351
BlackRock, Inc. — Class A	1,135	532,655
Crown Castle International Corp. REIT	3,966	516,968
Marsh & McLennan Companies, Inc.	4,878	486,580
Prologis, Inc. REIT	6,018	482,042
Simon Property Group, Inc. REIT	2,948	470,972
Intercontinental Exchange, Inc.	5,379	462,271
Charles Schwab Corp.	11,335	455,554
MetLife, Inc.	9,068	450,408
Progressive Corp.	5,571	445,290
Aon plc	2,295	442,889
American International Group, Inc.	8,299	442,171
Capital One Financial Corp.	4,480	406,515
Equinix, Inc. REIT	802	404,441
Prudential Financial, Inc.	3,874	391,274
Aflac, Inc.	7,112	389,809
Travelers Companies, Inc.	2,499	373,650
Bank of New York Mellon Corp.	8,404	371,037
BB&T Corp.	7,307	358,993
Public Storage REIT	1,432	341,059
Allstate Corp.	3,178	323,171
Welltower, Inc. REIT	3,863	314,950
AvalonBay Communities, Inc. REIT	1,330	270,229
Equity Residential REIT	3,534	268,301
SunTrust Banks, Inc.	4,234	266,107
T. Rowe Price Group, Inc.	2,256	247,506
SBA Communications Corp. REIT*	1,080	242,827
Ventas, Inc. REIT	3,525	240,934
Discover Financial Services	3,089	239,676
Willis Towers Watson plc	1,233	236,169
Digital Realty Trust, Inc. REIT	1,987	234,049
M&T Bank Corp.	1,304	221,771
Synchrony Financial	6,050	209,754
Realty Income Corp. REIT	3,003	207,117
State Street Corp.	3,560	199,574
Fifth Third Bancorp	6,937	193,542
Hartford Financial Services Group, Inc.	3,449	192,178
Boston Properties, Inc. REIT	1,474	190,146
Weyerhaeuser Co. REIT	7,106	187,172
Northern Trust Corp.	2,077	186,930
Ameriprise Financial, Inc.	1,278	185,514
Essex Property Trust, Inc. REIT	627	183,040
KeyCorp	9,619	170,737
Arthur J Gallagher & Co.	1,767	154,772
Citizens Financial Group, Inc.	4,373	154,629
First Republic Bank	1,572	153,506
CBRE Group, Inc. — Class A*	2,984	153,079
Alexandria Real Estate Equities, Inc. REIT	1,078	152,095
Cincinnati Financial Corp.	1,448	150,114
HCP, Inc. REIT	4,561	145,861
Regions Financial Corp.	9,667	144,425
Principal Financial Group, Inc.	2,471	143,120
Loews Corp.	2,560	139,955
Huntington Bancshares, Inc.	9,983	137,965
Extra Space Storage, Inc. REIT	1,216	129,018
Host Hotels & Resorts, Inc. REIT	7,068	128,779
Mid-America Apartment Communities, Inc. REIT	1,088	128,123
Lincoln National Corp.	1,930	124,388
UDR, Inc. REIT	2,688	120,664
SVB Financial Group*	500	112,295
Cboe Global Markets, Inc.	1,066	110,470
Duke Realty Corp. REIT	3,429	108,391
Comerica, Inc.	1,471	106,853
Nasdaq, Inc.	1,107	106,460
Regency Centers Corp. REIT	1,594	106,384
Vornado Realty Trust REIT	1,656	106,150
E*TRADE Financial Corp.	2,334	104,096
Raymond James Financial, Inc.	1,206	101,967
Franklin Resources, Inc.	2,809	97,753
Everest Re Group Ltd.	389	96,153
Federal Realty Investment Trust REIT	715	92,063
Torchmark Corp.	965	86,329
Iron Mountain, Inc. REIT	2,737	85,668
Western Union Co.	4,110	81,748
Zions Bancorp North America	1,742	80,097
Invesco Ltd.	3,822	78,198
Kimco Realty Corp. REIT	4,026	74,401
Apartment Investment & Management Co. — Class A REIT	1,420	71,170
Unum Group	2,022	67,838
SL Green Realty Corp. REIT	805	64,698
People's United Financial, Inc.	3,762	63,126
Assurant, Inc.	586	62,339
Alliance Data Systems Corp.	430	60,256
Jefferies Financial Group, Inc.	2,417	46,479
Affiliated Managers Group, Inc.	488	44,964
Macerich Co. REIT	1,011	33,858
Total Financial		41,825,809
Technology - 13.1%
Microsoft Corp.	73,106	9,793,280
Apple, Inc.	41,702	8,253,660
Intel Corp.	42,712	2,044,624
Adobe, Inc.*	4,655	1,371,596
Oracle Corp.	23,150	1,318,856
International Business Machines Corp.	8,460	1,166,634
Accenture plc — Class A	6,085	1,124,325
salesforce.com, Inc.*	7,409	1,124,168

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Technology - 13.1% (continued)
Broadcom, Inc.	3,777	$1,087,247
Texas Instruments, Inc.	8,951	1,027,217
NVIDIA Corp.	5,810	954,176
QUALCOMM, Inc.	11,598	882,260
Intuit, Inc.	2,473	646,269
Micron Technology, Inc.*	10,558	407,433
Applied Materials, Inc.	8,931	401,091
Analog Devices, Inc.	3,528	398,205
Fidelity National Information Services, Inc.	3,090	379,081
Activision Blizzard, Inc.	7,308	344,938
Cognizant Technology Solutions Corp. — Class A	5,431	344,271
Fiserv, Inc.*	3,744	341,303
Autodesk, Inc.*	2,095	341,276
Red Hat, Inc.*	1,696	318,441
HP, Inc.	14,371	298,773
Electronic Arts, Inc.*	2,831	286,667
Xilinx, Inc.	2,423	285,720
Lam Research Corp.	1,431	268,799
Advanced Micro Devices, Inc.*	8,461	256,961
Paychex, Inc.	3,053	251,231
Cerner Corp.	3,105	227,597
Microchip Technology, Inc.[1]	2,270	196,809
MSCI, Inc. — Class A	808	192,942
Hewlett Packard Enterprise Co.	12,777	191,016
Cadence Design Systems, Inc.*	2,682	189,912
Synopsys, Inc.*	1,431	184,155
KLA-Tencor Corp.	1,542	182,265
ANSYS, Inc.*	801	164,061
Maxim Integrated Products, Inc.	2,599	155,472
NetApp, Inc.	2,357	145,427
Broadridge Financial Solutions, Inc.	1,108	141,469
DXC Technology Co.	2,560	141,184
Western Digital Corp.	2,796	132,950
Skyworks Solutions, Inc.	1,648	127,341
Akamai Technologies, Inc.*	1,566	125,499
Take-Two Interactive Software, Inc.*	1,074	121,931
Citrix Systems, Inc.	1,193	117,081
Seagate Technology plc	2,404	113,276
Fortinet, Inc.*	1,385	106,410
Jack Henry & Associates, Inc.	737	98,699
Qorvo, Inc.*	1,138	75,802
Xerox Corp.	1,865	66,040
IPG Photonics Corp.*	340	52,445
Total Technology		38,968,285
Communications - 11.8%
Amazon.com, Inc.*	3,945	7,470,370
Facebook, Inc. — Class A*	22,921	4,423,753
Alphabet, Inc. — Class C*	2,924	3,160,581
Alphabet, Inc. — Class A*	2,858	3,094,642
AT&T, Inc.	69,626	2,333,167
Walt Disney Co.	16,655	2,325,704
Verizon Communications, Inc.	39,456	2,254,121
Cisco Systems, Inc.	40,840	2,235,173
Comcast Corp. — Class A	43,212	1,827,003
Netflix, Inc.*	4,172	1,532,459
Booking Holdings, Inc.*	414	776,130
Charter Communications, Inc. — Class A*	1,641	648,490
eBay, Inc.	7,817	308,772
Motorola Solutions, Inc.	1,572	262,100
Corning, Inc.	7,488	248,826
Twitter, Inc.*	6,966	243,113
VeriSign, Inc.*	1,001	209,369
Omnicom Group, Inc.	2,100	172,095
CBS Corp. — Class B	3,358	167,564
Expedia Group, Inc.	1,130	150,324
Arista Networks, Inc.*	505	131,108
Symantec Corp.	5,898	128,341
Fox Corp. — Class A	3,381	123,880
CenturyLink, Inc.	9,154	107,651
Viacom, Inc. — Class B	3,374	100,781
Discovery, Inc. — Class C*	3,440	97,868
Juniper Networks, Inc.	3,285	87,480
DISH Network Corp. — Class A*	2,201	84,541
Interpublic Group of Companies, Inc.	3,693	83,425
F5 Networks, Inc.*	570	83,009
Fox Corp. — Class B	1,550	56,622
News Corp. — Class A	3,678	49,616
Discovery, Inc. — Class A*	1,506	46,234
TripAdvisor, Inc.*	988	45,735
News Corp. — Class B	1,181	16,487
Total Communications		35,086,534
Industrial - 7.3%
Boeing Co.	4,993	1,817,502
Honeywell International, Inc.	6,943	1,212,178
Union Pacific Corp.	6,753	1,142,000
United Technologies Corp.	7,738	1,007,488
3M Co.	5,499	953,197
General Electric Co.	83,200	873,600
Lockheed Martin Corp.	2,345	852,501
Caterpillar, Inc.	5,456	743,598
United Parcel Service, Inc. — Class B	6,655	687,262
CSX Corp.	7,334	567,432
Northrop Grumman Corp.	1,620	523,438
Norfolk Southern Corp.	2,537	505,700
Deere & Co.	3,024	501,107
General Dynamics Corp.	2,591	471,096
Raytheon Co.	2,657	461,999
Illinois Tool Works, Inc.	2,860	431,317
Waste Management, Inc.	3,727	429,984
Emerson Electric Co.	5,864	391,246
FedEx Corp.	2,287	375,502
Roper Technologies, Inc.	991	362,964
Eaton Corporation plc	4,037	336,201
Johnson Controls International plc	7,592	313,625
TE Connectivity Ltd.	3,214	307,837
Ingersoll-Rand plc	2,301	291,468
Amphenol Corp. — Class A	2,851	273,525
Cummins, Inc.	1,383	236,963
Fortive Corp.	2,814	229,397
TransDigm Group, Inc.*	467	225,934
Agilent Technologies, Inc.	3,015	225,130
Ball Corp.	3,194	223,548
Harris Corp.	1,128	213,339

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Industrial - 7.3% (continued)
Stanley Black & Decker, Inc.	1,446	$209,106
Parker-Hannifin Corp.	1,224	208,092
Mettler-Toledo International, Inc.*	237	199,080
AMETEK, Inc.	2,174	197,486
L3 Technologies, Inc.	758	185,839
Rockwell Automation, Inc.	1,129	184,964
Republic Services, Inc. — Class A	2,056	178,132
Amcor plc*	15,485	177,923
Vulcan Materials Co.	1,261	173,148
Keysight Technologies, Inc.*	1,795	161,209
Xylem, Inc.	1,718	143,693
Waters Corp.*	663	142,704
Dover Corp.	1,386	138,877
Martin Marietta Materials, Inc.	597	137,376
Expeditors International of Washington, Inc.	1,641	124,486
Textron, Inc.	2,222	117,855
Kansas City Southern	960	116,947
Wabtec Corp.[1]	1,543	110,726
Masco Corp.	2,801	109,911
CH Robinson Worldwide, Inc.	1,303	109,908
PerkinElmer, Inc.	1,058	101,928
Allegion plc	896	99,053
Arconic, Inc.	3,810	98,374
Jacobs Engineering Group, Inc.	1,095	92,407
Garmin Ltd.	1,157	92,329
Westrock Co.	2,452	89,424
Huntington Ingalls Industries, Inc.	397	89,222
Snap-on, Inc.	529	87,624
Packaging Corporation of America	902	85,979
Fortune Brands Home & Security, Inc.	1,335	76,269
J.B. Hunt Transport Services, Inc.	831	75,962
FLIR Systems, Inc.	1,293	69,951
Flowserve Corp.	1,252	65,968
Sealed Air Corp.	1,485	63,528
AO Smith Corp.	1,347	63,524
Pentair plc	1,509	56,135
Total Industrial		21,623,217
Consumer, Cyclical - 6.6%
Home Depot, Inc.	10,497	2,183,061
McDonald's Corp.	7,285	1,512,803
Walmart, Inc.	13,345	1,474,489
Costco Wholesale Corp.	4,196	1,108,835
NIKE, Inc. — Class B	11,990	1,006,560
Starbucks Corp.	11,556	968,740
Lowe's Companies, Inc.	7,469	753,697
TJX Companies, Inc.	11,569	611,769
General Motors Co.	12,585	484,900
Target Corp.	4,888	423,350
Walgreens Boots Alliance, Inc.	7,414	405,323
Ford Motor Co.	37,386	382,459
Marriott International, Inc. — Class A	2,637	369,945
Ross Stores, Inc.	3,506	347,515
Dollar General Corp.	2,464	333,034
Yum! Brands, Inc.	2,920	323,156
Delta Air Lines, Inc.	5,683	322,510
O'Reilly Automotive, Inc.*	747	275,882
Hilton Worldwide Holdings, Inc.	2,777	271,424
VF Corp.	3,107	271,396
AutoZone, Inc.*	234	257,276
Dollar Tree, Inc.*	2,267	243,453
PACCAR, Inc.	3,305	236,836
Southwest Airlines Co.	4,663	236,787
Aptiv plc	2,460	198,842
Royal Caribbean Cruises Ltd.	1,640	198,785
United Continental Holdings, Inc.*	2,109	184,643
Ulta Beauty, Inc.*	530	183,852
Fastenal Co.	5,460	177,941
Carnival Corp.	3,820	177,821
Chipotle Mexican Grill, Inc. — Class A*	233	170,761
Best Buy Company, Inc.	2,217	154,591
Genuine Parts Co.	1,394	144,391
Copart, Inc.*	1,924	143,800
Darden Restaurants, Inc.	1,174	142,911
DR Horton, Inc.	3,240	139,741
MGM Resorts International	4,869	139,107
CarMax, Inc.*	1,586	137,712
Lennar Corp. — Class A	2,723	131,957
Tractor Supply Co.	1,151	125,229
American Airlines Group, Inc.	3,777	123,168
Hasbro, Inc.	1,105	116,776
WW Grainger, Inc.	428	114,802
Wynn Resorts Ltd.	924	114,567
Norwegian Cruise Line Holdings Ltd.*	2,056	110,263
Advance Auto Parts, Inc.	685	105,586
Tiffany & Co.	1,032	96,636
Tapestry, Inc.	2,768	87,829
Mohawk Industries, Inc.*	587	86,565
Whirlpool Corp.	604	85,986
BorgWarner, Inc.	1,977	82,994
LKQ Corp.*	2,996	79,724
PulteGroup, Inc.	2,433	76,931
Alaska Air Group, Inc.	1,179	75,350
Kohl's Corp.	1,546	73,512
PVH Corp.	715	67,668
Macy's, Inc.	2,947	63,243
Hanesbrands, Inc.	3,449	59,392
Newell Brands, Inc.	3,714	57,270
L Brands, Inc.	2,188	57,107
Ralph Lauren Corp. — Class A	498	56,568
Harley-Davidson, Inc.	1,518	54,390
Capri Holdings Ltd.*	1,440	49,939
Leggett & Platt, Inc.	1,252	48,039
Under Armour, Inc. — Class A*	1,794	45,478
Foot Locker, Inc.	1,071	44,896
Under Armour, Inc. — Class C*	1,853	41,137
Gap, Inc.	2,020	36,299
Nordstrom, Inc.[1]	1,003	31,956
Total Consumer, Cyclical		19,501,355
Energy - 4.0%
Exxon Mobil Corp.	40,366	3,093,247
Chevron Corp.	18,174	2,261,573

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 78.6% (continued)
Energy - 4.0% (continued)
ConocoPhillips	10,782	$657,702
Schlumberger Ltd.	13,215	525,164
EOG Resources, Inc.	5,537	515,827
Kinder Morgan, Inc.	18,573	387,804
Phillips 66	3,985	372,757
Occidental Petroleum Corp.	7,137	358,848
Marathon Petroleum Corp.	6,323	353,329
Valero Energy Corp.	3,981	340,813
Anadarko Petroleum Corp.	4,790	337,982
Williams Companies, Inc.	11,561	324,170
ONEOK, Inc.	3,938	270,974
Pioneer Natural Resources Co.	1,607	247,253
Concho Resources, Inc.	1,914	197,487
Halliburton Co.	8,339	189,629
Diamondback Energy, Inc.	1,477	160,949
Hess Corp.	2,432	154,602
Baker Hughes a GE Co.	4,913	121,007
Devon Energy Corp.	3,961	112,968
Marathon Oil Corp.	7,803	110,881
TechnipFMC plc	4,019	104,253
Apache Corp.	3,586	103,886
Noble Energy, Inc.	4,562	102,189
Cabot Oil & Gas Corp. — Class A	4,038	92,712
National Oilwell Varco, Inc.	3,682	81,851
HollyFrontier Corp.	1,499	69,374
Cimarex Energy Co.	968	57,431
Helmerich & Payne, Inc.	1,055	53,404
Total Energy		11,760,066
Utilities - 2.6%
NextEra Energy, Inc.	4,570	936,210
Duke Energy Corp.	6,946	612,915
Dominion Energy, Inc.	7,655	591,885
Southern Co.	9,930	548,931
Exelon Corp.	9,263	444,068
American Electric Power Company, Inc.	4,708	414,351
Sempra Energy	2,618	359,818
Xcel Energy, Inc.	4,910	292,096
Public Service Enterprise Group, Inc.	4,822	283,630
Consolidated Edison, Inc.	3,121	273,649
WEC Energy Group, Inc.	3,009	250,860
Eversource Energy	3,064	232,129
DTE Energy Co.	1,748	223,534
PPL Corp.	6,886	213,535
Edison International	3,109	209,578
FirstEnergy Corp.	4,817	206,216
American Water Works Company, Inc.	1,723	199,868
Entergy Corp.	1,812	186,509
Ameren Corp.	2,343	175,983
CMS Energy Corp.	2,707	156,762
Evergy, Inc.	2,329	140,089
CenterPoint Energy, Inc.	4,791	137,166
Atmos Energy Corp.	1,116	117,805
Alliant Energy Corp.	2,254	110,626
AES Corp.	6,333	106,141
NiSource, Inc.	3,560	102,528
Pinnacle West Capital Corp.	1,071	100,771
NRG Energy, Inc.	2,549	89,521
Total Utilities		7,717,174
Basic Materials - 1.8%
Linde plc	5,178	1,039,742
DuPont de Nemours, Inc.	7,144	536,300
Ecolab, Inc.	2,421	478,002
Air Products & Chemicals, Inc.	2,100	475,377
Sherwin-Williams Co.	775	355,175
Dow, Inc.	7,144	352,271
Newmont Goldcorp Corp.	7,820	300,835
PPG Industries, Inc.	2,253	262,948
LyondellBasell Industries N.V. — Class A	2,897	249,519
International Paper Co.	3,791	164,226
Freeport-McMoRan, Inc.	13,840	160,683
Nucor Corp.	2,908	160,231
International Flavors & Fragrances, Inc.[1]	967	140,302
Celanese Corp. — Class A	1,208	130,222
FMC Corp.	1,256	104,185
Eastman Chemical Co.	1,323	102,969
CF Industries Holdings, Inc.	2,110	98,558
Mosaic Co.	3,386	84,751
Albemarle Corp.	1,012	71,255
Total Basic Materials		5,267,551
Total Common Stocks
(Cost $217,928,371)		233,136,211

MUTUAL FUNDS† - 11.2%
Guggenheim Strategy Fund II2	614,343	15,247,994
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	1,087,043	10,826,949
Guggenheim Strategy Fund III[2]	279,864	6,937,830
Total Mutual Funds
(Cost $33,092,266)		33,012,773

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
2.12% due 08/01/19[3,4]	$2,450,000	2,445,759
2.11% due 07/16/19[4,5]	1,091,000	1,090,069
1.90% due 08/01/19[3,4]	800,000	798,615
Total U.S. Treasury Bills
(Cost $4,333,970)		4,334,443

REPURCHASE AGREEMENTS††,6 - 8.2%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[3]	16,331,954	16,331,954
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[3]	4,057,137	4,057,137
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[3]	4,057,137	4,057,137
Total Repurchase Agreements
(Cost $24,446,228)		24,446,228

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[8]	340,438	$340,438
Total Securities Lending Collateral
(Cost $340,438)		340,438
Total Investments - 99.6%
(Cost $280,141,272)		$295,270,093
Other Assets & Liabilities, net - 0.4%		1,131,549
Total Net Assets - 100.0%		$296,401,642

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	165	Sep 2019	$24,281,813	$468,251

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.82%	At Maturity	07/29/19	49,049	$144,290,861	$1,368,554
Barclays Bank plc	S&P 500 Index	2.82%	At Maturity	07/31/19	11,602	34,131,617	324,636
BNP Paribas	S&P 500 Index	2.85%	At Maturity	07/29/19	3,100	9,120,547	86,750
						$187,543,025	$1,779,940

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT— Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$233,136,211	$—	$—	$233,136,211
Mutual Funds	33,012,773	—	—	33,012,773
U.S. Treasury Bills	—	4,334,443	—	4,334,443
Repurchase Agreements	—	24,446,228	—	24,446,228
Securities Lending Collateral	340,438	—	—	340,438
Equity Futures Contracts**	468,251	—	—	468,251
Equity Index Swap Agreements**	—	1,779,940	—	1,779,940
Total Assets	$266,957,673	$30,560,611	$—	$297,518,284

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$15,241,850	$–	$–	$–	$6,144	$15,247,994	614,343	$111,871
Guggenheim Strategy Fund III	6,937,830	–	–	–	–	6,937,830	279,864	49,210
Guggenheim Ultra Short Duration Fund - Institutional Class	10,837,820	–	–	–	(10,871)	10,826,949	1,087,043	75,786
	$33,017,500	$–	$–	$–	$(4,727)	$33,012,773		$236,867

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 95.4%
Mining - 95.4%
Newmont Goldcorp Corp.	201,198	$7,740,087
Barrick Gold Corp.	456,530	7,199,478
Freeport-McMoRan, Inc.	485,477	5,636,388
Franco-Nevada Corp.	64,987	5,516,097
Agnico Eagle Mines Ltd.	93,375	4,784,535
Wheaton Precious Metals Corp.	186,514	4,509,909
Kirkland Lake Gold Ltd.	97,918	4,202,641
AngloGold Ashanti Ltd. ADR	214,167	3,814,314
Royal Gold, Inc.	34,939	3,580,898
Kinross Gold Corp.*	795,222	3,085,461
Gold Fields Ltd. ADR	534,715	2,892,808
Sibanye Gold Ltd. ADR*,1	541,694	2,573,046
B2Gold Corp.*	813,596	2,465,196
Pan American Silver Corp.	175,895	2,270,804
Yamana Gold, Inc.[1]	867,703	2,186,612
Alamos Gold, Inc. — Class A	348,773	2,110,077
Novagold Resources, Inc.*	341,156	2,016,232
Pretium Resources, Inc.*,1	184,557	1,847,416
First Majestic Silver Corp.*,1	227,139	1,796,669
SSR Mining, Inc.*	129,954	1,776,471
IAMGOLD Corp.*	523,592	1,769,741
Osisko Gold Royalties Ltd.	161,140	1,682,302
Eldorado Gold Corp.*	242,870	1,413,503
Coeur Mining, Inc.*	319,675	1,387,389
Sandstorm Gold Ltd.*,1	244,611	1,355,145
Hecla Mining Co.	716,622	1,289,920
Seabridge Gold, Inc.*	92,361	1,249,644
MAG Silver Corp.*	118,150	1,245,301
Fortuna Silver Mines, Inc.*	329,639	939,471
Gold Resource Corp.	189,392	640,145
Total Mining		84,977,700
Total Common Stocks
(Cost $70,306,001)		84,977,700

RIGHTS††† - 0.0%
Pan American Silver Corp.*,2	219,148	–
Total Rights
(Cost $–)		–

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF[1]	101,657	3,553,929
Total Exchange-Traded Funds
(Cost $2,995,946)		3,553,929

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$760,727	760,727
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	188,978	188,978
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	188,978	188,978
Total Repurchase Agreements
(Cost $1,138,683)		1,138,683

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[5]	3,990,792	3,990,792
Total Securities Lending Collateral
(Cost $3,990,792)		3,990,792
Total Investments - 105.1%
(Cost $78,431,422)		$93,661,104
Other Assets & Liabilities, net - (5.1)%		(4,582,176)
Total Net Assets - 100.0%		$89,078,928

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$84,977,700	$—	$—		$84,977,700
Rights	—	—	—	*	—
Exchange-Traded Funds	3,553,929	—	—		3,553,929
Repurchase Agreements	—	1,138,683	—		1,138,683
Securities Lending Collateral	3,990,792	—	—		3,990,792
Total Assets	$92,522,421	$1,138,683	$—		$93,661,104

*	Security has a market value of $0.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 96.0%
REITs-Diversified - 23.7%
American Tower Corp. — Class A	6,853	$1,401,096
Crown Castle International Corp.	8,369	1,090,899
Equinix, Inc.	1,957	986,896
Digital Realty Trust, Inc.	6,388	752,442
SBA Communications Corp.*	3,325	747,593
Weyerhaeuser Co.	25,571	673,540
WP Carey, Inc.	6,772	549,751
Vornado Realty Trust	8,158	522,928
Duke Realty Corp.	16,042	507,088
Cousins Properties, Inc.	13,820	499,869
VICI Properties, Inc.	20,244	446,178
Gaming and Leisure Properties, Inc.	11,030	429,949
Lamar Advertising Co. — Class A	5,207	420,257
New Residential Investment Corp.	24,381	375,224
EPR Properties	4,767	355,571
CoreSite Realty Corp.	3,063	352,766
Rayonier, Inc.	9,786	296,516
Outfront Media, Inc.	11,073	285,573
PotlatchDeltic Corp.	6,285	244,989
GEO Group, Inc.	11,365	238,779
CoreCivic, Inc.	11,112	230,685
Uniti Group, Inc.	19,873	188,793
Total REITs-Diversified		11,597,382
REITs-Apartments - 11.5%
AvalonBay Communities, Inc.	3,933	799,107
Equity Residential	10,469	794,806
Essex Property Trust, Inc.	2,245	655,383
Invitation Homes, Inc.	21,060	562,934
Mid-America Apartment Communities, Inc.	4,745	558,771
UDR, Inc.	11,947	536,301
Camden Property Trust	4,618	482,073
Apartment Investment & Management Co. — Class A	8,235	412,738
American Homes 4 Rent — Class A	16,574	402,914
American Campus Communities, Inc.	8,248	380,728
Total REITs-Apartments		5,585,755
REITs-Office Property - 10.7%
Boston Properties, Inc.	5,093	656,997
Alexandria Real Estate Equities, Inc.	4,277	603,442
Kilroy Realty Corp.	5,571	411,195
Douglas Emmett, Inc.	9,850	392,424
SL Green Realty Corp.	4,828	388,026
Hudson Pacific Properties, Inc.	10,298	342,614
JBG SMITH Properties	8,696	342,101
Highwoods Properties, Inc.	7,381	304,835
Equity Commonwealth	9,122	296,647
Paramount Group, Inc.	19,172	268,600
Corporate Office Properties Trust	9,542	251,623
Empire State Realty Trust, Inc. — Class A	16,214	240,129
Piedmont Office Realty Trust, Inc. — Class A	11,795	235,074
Brandywine Realty Trust	16,384	234,619
Columbia Property Trust, Inc.	11,053	229,239
Total REITs-Office Property		5,197,565
REITs-Health Care - 9.6%
Welltower, Inc.	10,562	861,120
Ventas, Inc.	10,993	751,372
HCP, Inc.	18,337	586,417
Omega Healthcare Investors, Inc.	11,233	412,813
Medical Properties Trust, Inc.	22,324	389,331
Healthcare Trust of America, Inc. — Class A	12,979	356,014
Healthcare Realty Trust, Inc.	9,583	300,140
Sabra Health Care REIT, Inc.	14,506	285,623
Physicians Realty Trust	15,483	270,023
CareTrust REIT, Inc.	9,440	224,483
Senior Housing Properties Trust	25,427	210,281
Total REITs-Health Care		4,647,617
REITs-Warehouse/Industries - 7.1%
Prologis, Inc.	13,298	1,065,170
Liberty Property Trust	8,194	410,028
CyrusOne, Inc.	6,598	380,837
First Industrial Realty Trust, Inc.	8,885	326,435
EastGroup Properties, Inc.	2,698	312,914
Rexford Industrial Realty, Inc.	7,702	310,930
STAG Industrial, Inc.	9,755	294,991
QTS Realty Trust, Inc. — Class A	5,284	244,015
Americold Realty Trust	4,289	139,049
Total REITs-Warehouse/Industries		3,484,369
REITs-Shopping Centers - 6.5%
Regency Centers Corp.	7,481	499,282
Federal Realty Investment Trust	3,625	466,755
Kimco Realty Corp.	22,687	419,256
Brixmor Property Group, Inc.	19,374	346,407
Weingarten Realty Investors	10,191	279,437
Retail Properties of America, Inc. — Class A	20,120	236,611
SITE Centers Corp.	17,588	232,865
Acadia Realty Trust	8,202	224,489
Urban Edge Properties	12,458	215,897
Retail Opportunity Investments Corp.	12,362	211,761
Total REITs-Shopping Centers		3,132,760
REITs-Hotels - 6.2%
Host Hotels & Resorts, Inc.	30,421	554,271
MGM Growth Properties LLC — Class A	14,326	439,092
Park Hotels & Resorts, Inc.	12,780	352,217
Ryman Hospitality Properties, Inc.	3,799	308,061
Hospitality Properties Trust	12,309	307,725
Pebblebrook Hotel Trust	10,226	288,169
Apple Hospitality REIT, Inc.	17,967	284,957
Sunstone Hotel Investors, Inc.	19,508	267,455
RLJ Lodging Trust	14,858	263,581
Total REITs-Hotels		3,065,528

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITS - 96.0% (continued)
REITs-Storage - 5.5%
Public Storage	4,078	$971,257
Extra Space Storage, Inc.	5,228	554,691
Iron Mountain, Inc.	14,388	450,344
CubeSmart	11,277	377,103
Life Storage, Inc.	3,332	316,807
Total REITs-Storage		2,670,202
REITs-Mortgage - 5.2%
Annaly Capital Management, Inc.	60,077	548,503
AGNC Investment Corp.	26,928	452,929
Starwood Property Trust, Inc.	16,610	377,379
Blackstone Mortgage Trust, Inc. — Class A	8,996	320,078
Chimera Investment Corp.	14,850	280,219
Two Harbors Investment Corp.	22,033	279,158
Apollo Commercial Real Estate Finance, Inc.	13,646	250,950
Total REITs-Mortgage		2,509,216
REITs-Regional Malls - 4.2%
Simon Property Group, Inc.	6,566	1,048,984
Macerich Co.	9,831	329,240
Taubman Centers, Inc.	5,797	236,691
Brookfield Property REIT, Inc. — Class A	10,494	198,232
Tanger Factory Outlet Centers, Inc.[1]	11,650	188,846
Total REITs-Regional Malls		2,001,993
REITs-Single Tenant - 3.7%
Realty Income Corp.	10,020	691,079
National Retail Properties, Inc.	8,251	437,385
STORE Capital Corp.	12,225	405,748
Spirit Realty Capital, Inc.	7,081	302,075
Total REITs-Single Tenant		1,836,287
REITs-Manufactured Homes - 2.1%
Sun Communities, Inc.	4,024	515,837
Equity LifeStyle Properties, Inc.	4,107	498,343
Total REITs-Manufactured Homes		1,014,180
Total REITs		46,742,854
Real Estate - 3.5%
Real Estate Management/Services - 2.7%
CBRE Group, Inc. — Class A*	12,131	622,320
Jones Lang LaSalle, Inc.	2,705	380,567
Redfin Corp.*,1	10,487	188,556
Realogy Holdings Corp.	18,945	137,162
Total Real Estate Management/Services		1,328,605
Real Estate Operations & Development - 0.8%
Howard Hughes Corp.*	3,093	383,037
Total Real Estate		1,711,642
Total Common Stocks
(Cost $47,332,062)		48,454,496

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$210,871	210,871
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	52,384	52,384
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	52,384	52,384
Total Repurchase Agreements
(Cost $315,639)		315,639

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	243,920	243,920
Total Securities Lending Collateral
(Cost $243,920)		243,920
Total Investments - 100.6%
(Cost $47,891,621)		$49,014,055
Other Assets & Liabilities, net - (0.6)%		(304,405)
Total Net Assets - 100.0%		$48,709,650

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$48,454,496	$—	$—	$48,454,496
Repurchase Agreements	—	315,639	—	315,639
Securities Lending Collateral	243,920	—	—	243,920
Total Assets	$48,698,416	$315,639	$—	$49,014,055

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.3%
Retail - 63.3%
Walmart, Inc.	8,778	$969,881
Home Depot, Inc.	3,275	681,102
Costco Wholesale Corp.	2,233	590,093
Lowe's Companies, Inc.	4,828	487,193
TJX Companies, Inc.	8,306	439,221
Walgreens Boots Alliance, Inc.	7,261	396,959
Target Corp.	4,197	363,502
Ross Stores, Inc.	3,255	322,636
Dollar General Corp.	2,374	320,870
O'Reilly Automotive, Inc.*	797	294,348
AutoZone, Inc.*	260	285,862
Dollar Tree, Inc.*	2,539	272,663
Best Buy Company, Inc.	3,499	243,985
Ulta Beauty, Inc.*	702	243,517
Genuine Parts Co.	2,070	214,411
CarMax, Inc.*	2,356	204,571
Tractor Supply Co.	1,859	202,259
Tiffany & Co.	2,004	187,655
Advance Auto Parts, Inc.	1,204	185,585
Burlington Stores, Inc.*,1	1,080	183,762
Carvana Co.*,1	2,710	169,619
Kohl's Corp.	3,235	153,824
L Brands, Inc.	5,883	153,546
Gap, Inc.	7,982	143,436
Macy's, Inc.	6,543	140,413
Five Below, Inc.*	1,151	138,143
Williams-Sonoma, Inc.	1,976	128,440
Qurate Retail, Inc. — Class A*	10,211	126,514
Ollie's Bargain Outlet Holdings, Inc.*	1,444	125,787
Nordstrom, Inc.[1]	3,784	120,558
Foot Locker, Inc.	2,818	118,131
Floor & Decor Holdings, Inc. — Class A*	2,702	113,214
AutoNation, Inc.*	2,519	105,647
Dick's Sporting Goods, Inc.	2,862	99,111
American Eagle Outfitters, Inc.	5,445	92,020
Urban Outfitters, Inc.*	3,596	81,809
RH*,1	691	79,880
Dillard's, Inc. — Class A1	1,134	70,625
Bed Bath & Beyond, Inc.[1]	5,932	68,930
Children's Place, Inc.	715	68,197
Designer Brands, Inc. — Class A	3,517	67,421
Sally Beauty Holdings, Inc.*	5,036	67,180
Michaels Companies, Inc.*	7,283	63,362
Big Lots, Inc.	2,024	57,907
Abercrombie & Fitch Co. — Class A	3,547	56,894
GameStop Corp. — Class A1	7,702	42,130
At Home Group, Inc.*	5,022	33,446
Tailored Brands, Inc.[1]	5,509	31,787
Total Retail		9,808,046
Internet - 33.4%
Amazon.com, Inc.*	884	1,673,969
Alibaba Group Holding Ltd. ADR*	4,024	681,867
Booking Holdings, Inc.*	264	494,923
eBay, Inc.	8,155	322,122
JD.com, Inc. ADR*	9,899	299,841
Expedia Group, Inc.	1,855	246,771
Ctrip.com International Ltd. ADR*	5,555	205,035
Wayfair, Inc. — Class A*	1,339	195,494
MercadoLibre, Inc.*	305	186,590
Pinduoduo, Inc. ADR*	8,035	165,762
GrubHub, Inc.*	1,963	153,094
Baozun, Inc. ADR*,1	2,933	146,239
Etsy, Inc.*	2,321	142,440
Stitch Fix, Inc. — Class A*	3,136	100,321
Shutterfly, Inc.*	1,435	72,539
Stamps.com, Inc.*	1,129	51,110
Overstock.com, Inc.*,1	2,919	39,698
Total Internet		5,177,815
Distribution & Wholesale - 2.0%
LKQ Corp.*	5,999	159,633
Pool Corp.	803	153,373
Total Distribution & Wholesale		313,006
Commercial Services - 0.6%
Monro, Inc.	1,090	92,977
Total Common Stocks
(Cost $14,276,596)		15,391,844

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$101,525	101,525
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	25,220	25,220
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	25,221	25,221
Total Repurchase Agreements
(Cost $151,966)		151,966

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	708,154	708,154
Total Securities Lending Collateral
(Cost $708,154)		708,154
Total Investments - 104.9%
(Cost $15,136,716)		$16,251,964
Other Assets & Liabilities, net - (4.9)%		(761,793)
Total Net Assets - 100.0%		$15,490,171

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,391,844	$—	$—	$15,391,844
Repurchase Agreements	—	151,966	—	151,966
Securities Lending Collateral	708,154	—	—	708,154
Total Assets	$16,099,998	$151,966	$—	$16,251,964

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
WARRANTS††† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*,1	4	$–
Total Warrants
(Cost $–)		–

RIGHTS† - 0.0%
Hertz Global Holdings, Inc.*	18	35
A Schulman, Inc.*,†††,1	44	–
Nexstar Media Group, Inc.*,†††,1	85	–
Tobira Therapeutics, Inc.*,†††,1	14	–
Omthera Pharmaceuticals, Inc.*,†††,1	57	–
Total Rights
(Cost $–)		35

MUTUAL FUNDS† - 53.5%
Guggenheim Strategy Fund II2	100,344	2,490,548
Guggenheim Ultra Short Duration Fund - Institutional Class[2]	210,463	2,096,214
Total Mutual Funds
(Cost $4,610,614)		4,586,762

	Face Amount
FEDERAL AGENCY NOTES†† - 10.2%
Federal Home Loan Bank
2.47% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 01/04/21[3]	$525,000	524,269
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	250,000	250,461
2.57% (U.S. Prime Rate - 2.94%, Rate Floor: 0.00%) due 10/30/20[3]	100,000	100,094
Total Federal Agency Notes
(Cost $874,324)		874,824

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bills
2.12% due 08/01/19[4]	70,000	69,879
Total U.S. Treasury Bills
(Cost $69,865)		69,879

REPURCHASE AGREEMENTS††,5 - 84.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	4,827,317	4,827,317
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	1,199,188	1,199,188
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	1,199,188	1,199,188
Total Repurchase Agreements
(Cost $7,225,693)		7,225,693
Total Investments - 148.8%
(Cost $12,780,496)		$12,757,193
Other Assets & Liabilities, net - (48.8)%		(4,185,149)
Total Net Assets - 100.0%		$8,572,044

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	2.40%	At Maturity	07/29/19	6,735	$10,551,464	$328,666
Barclays Bank plc	Russell 2000 Index	2.37%	At Maturity	07/31/19	858	1,344,546	41,881
Goldman Sachs International	Russell 2000 Index	2.62%	At Maturity	07/29/19	611	957,928	29,838
						$12,853,938	$400,385

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[2]	Affiliated issuer.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Warrants	$—	$—	$—	*	$—
Rights	35	—	—	*	35
Mutual Funds	4,586,762	—	—		4,586,762
Federal Agency Notes	—	874,824	—		874,824
U.S. Treasury Bills	—	69,879	—		69,879
Repurchase Agreements	—	7,225,693	—		7,225,693
Equity Index Swap Agreements**	—	400,385	—		400,385
Total Assets	$4,586,797	$8,570,781	$—		$13,157,578

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$2,489,544	$–	$–	$–	$1,004	$2,490,548	100,344	$18,273
Guggenheim Ultra Short Duration Fund - Institutional Class	2,498,319	–	(400,000)	(1,589)	(516)	2,096,214	210,463	16,567
	$4,987,863	$–	$(400,000)	$(1,589)	$488	$4,586,762		$34,840

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1%
Financial - 14.7%
Radian Group, Inc.	2,184	$49,904
First Industrial Realty Trust, Inc. REIT	1,316	48,350
Essent Group Ltd.*	1,005	47,225
Blackstone Mortgage Trust, Inc. — Class A REIT	1,317	46,859
Selective Insurance Group, Inc.	611	45,758
EastGroup Properties, Inc. REIT	379	43,956
Rexford Industrial Realty, Inc. REIT	1,084	43,761
IBERIABANK Corp.	563	42,704
Stifel Financial Corp.	718	42,405
Healthcare Realty Trust, Inc. REIT	1,335	41,812
First Financial Bankshares, Inc.	1,357	41,782
STAG Industrial, Inc. REIT	1,320	39,917
Ryman Hospitality Properties, Inc. REIT	479	38,842
Pebblebrook Hotel Trust REIT	1,357	38,240
United Bankshares, Inc.	1,018	37,758
Sabra Health Care REIT, Inc.	1,867	36,761
Valley National Bancorp	3,387	36,512
Glacier Bancorp, Inc.	885	35,887
Hancock Whitney Corp.	893	35,774
RLI Corp.	417	35,741
PS Business Parks, Inc. REIT	209	35,223
Community Bank System, Inc.	530	34,895
National Health Investors, Inc. REIT	437	34,099
Physicians Realty Trust REIT	1,937	33,781
Federated Investors, Inc. — Class B	1,006	32,695
Sunstone Hotel Investors, Inc. REIT	2,381	32,643
RLJ Lodging Trust REIT	1,797	31,879
Terreno Realty Corp. REIT	648	31,778
Home BancShares, Inc.	1,619	31,182
Chemical Financial Corp.	747	30,709
UMB Financial Corp.	462	30,409
CenterState Bank Corp.	1,313	30,238
Atlantic Union Bankshares Corp.	848	29,960
Old National Bancorp	1,805	29,945
CVB Financial Corp.	1,393	29,295
Washington Federal, Inc.	836	29,201
Apollo Commercial Real Estate Finance, Inc. REIT	1,586	29,167
BancorpSouth Bank	999	29,011
Cathay General Bancorp	800	28,728
Fulton Financial Corp.	1,722	28,189
CNO Financial Group, Inc.	1,671	27,872
Columbia Banking System, Inc.	767	27,750
Cadence BanCorp	1,310	27,248
South State Corp.	366	26,963
PotlatchDeltic Corp. REIT	690	26,896
Investors Bancorp, Inc.	2,406	26,827
Ameris Bancorp	682	26,728
QTS Realty Trust, Inc. — Class A REIT	571	26,369
Independent Bank Corp.	346	26,348
Kennedy-Wilson Holdings, Inc.	1,280	26,330
GEO Group, Inc. REIT	1,242	26,094
Piedmont Office Realty Trust, Inc. — Class A REIT	1,306	26,029
CoreCivic, Inc. REIT	1,243	25,805
American Equity Investment Life Holding Co.	940	25,530
Argo Group International Holdings Ltd.	341	25,251
Agree Realty Corp. REIT	392	25,108
First BanCorp	2,239	24,719
Xenia Hotels & Resorts, Inc. REIT	1,183	24,666
First Financial Bancorp	1,017	24,632
CareTrust REIT, Inc.	996	23,685
United Community Banks, Inc.	822	23,476
Acadia Realty Trust REIT	849	23,237
American Assets Trust, Inc. REIT	486	22,900
First Midwest Bancorp, Inc.	1,112	22,763
WSFS Financial Corp.	548	22,632
Lexington Realty Trust REIT	2,390	22,490
Washington Real Estate Investment Trust	837	22,373
Trustmark Corp.	671	22,311
Mack-Cali Realty Corp. REIT	946	22,032
Simmons First National Corp. — Class A	947	22,027
International Bancshares Corp.	580	21,872
Invesco Mortgage Capital, Inc. REIT	1,350	21,762
DiamondRock Hospitality Co. REIT	2,101	21,724
Renasant Corp.	595	21,384
Great Western Bancorp, Inc.	597	21,325
WesBanco, Inc.	551	21,241
WageWorks, Inc.*	417	21,179
Enstar Group Ltd.*	120	20,914
Urban Edge Properties REIT	1,201	20,813
Independent Bank Group, Inc.	378	20,775
LegacyTexas Financial Group, Inc.	502	20,436
Senior Housing Properties Trust REIT	2,469	20,419
Retail Opportunity Investments Corp. REIT	1,175	20,128
ProAssurance Corp.	556	20,077
eHealth, Inc.*	233	20,061
Pacific Premier Bancorp, Inc.	641	19,794
First Merchants Corp.	518	19,632
Genworth Financial, Inc. — Class A*	5,280	19,589
Four Corners Property Trust, Inc. REIT	715	19,541
Banner Corp.	360	19,494
Bank of NT Butterfield & Son Ltd.	571	19,391
NMI Holdings, Inc. — Class A*	679	19,277
Cushman & Wakefield plc*	1,069	19,114
Eagle Bancorp, Inc.	351	19,000
Capitol Federal Financial, Inc.	1,378	18,975
TowneBank	695	18,960

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financial - 14.7% (continued)
LTC Properties, Inc. REIT	411	$18,766
Kinsale Capital Group, Inc.	205	18,753
Deluxe Corp.	456	18,541
Northwest Bancshares, Inc.	1,047	18,438
Uniti Group, Inc. REIT	1,930	18,335
HFF, Inc. — Class A	399	18,147
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	642	18,092
Ladder Capital Corp. — Class A REIT	1,074	17,839
Chesapeake Lodging Trust REIT	623	17,706
Ares Management Corp. — Class A	672	17,586
Horace Mann Educators Corp.	431	17,365
Hope Bancorp, Inc.	1,258	17,335
Moelis & Co. — Class A	495	17,300
Global Net Lease, Inc. REIT	880	17,266
National Storage Affiliates Trust REIT	594	17,190
PennyMac Mortgage Investment Trust REIT	786	17,158
ServisFirst Bancshares, Inc.	496	16,993
Westamerica Bancorporation	272	16,758
NBT Bancorp, Inc.	445	16,692
Redwood Trust, Inc. REIT	1,003	16,580
Redfin Corp.*,1	921	16,560
Alexander & Baldwin, Inc. REIT	716	16,540
Axos Financial, Inc.*	603	16,432
National General Holdings Corp.	707	16,219
Hilltop Holdings, Inc.	756	16,080
McGrath RentCorp	253	15,724
Houlihan Lokey, Inc.	351	15,630
Provident Financial Services, Inc.	644	15,617
First Interstate BancSystem, Inc. — Class A	391	15,487
Tanger Factory Outlet Centers, Inc. REIT[1]	953	15,448
Walker & Dunlop, Inc.	289	15,378
Heartland Financial USA, Inc.	342	15,298
Blucora, Inc.*	502	15,246
Berkshire Hills Bancorp, Inc.	482	15,130
Safety Insurance Group, Inc.	154	14,650
Seritage Growth Properties REIT	341	14,649
James River Group Holdings Ltd.	309	14,492
Artisan Partners Asset Management, Inc. — Class A	522	14,365
First Busey Corp.	541	14,288
Veritex Holdings, Inc.	549	14,247
Industrial Logistics Properties Trust REIT	676	14,074
Park National Corp.	140	13,915
Employers Holdings, Inc.	329	13,907
First Commonwealth Financial Corp.	1,021	13,753
New York Mortgage Trust, Inc. REIT	2,175	13,485
Newmark Group, Inc. — Class A	1,498	13,452
Seacoast Banking Corporation of Florida*	527	13,407
PRA Group, Inc.*	470	13,226
S&T Bancorp, Inc.	352	13,193
OceanFirst Financial Corp.	527	13,096
Office Properties Income Trust REIT	498	13,082
Colony Credit Real Estate, Inc. REIT	844	13,082
Kite Realty Group Trust REIT	864	13,072
Hamilton Lane, Inc. — Class A	227	12,953
Waddell & Reed Financial, Inc. — Class A	774	12,903
Easterly Government Properties, Inc. REIT	712	12,894
Monmouth Real Estate Investment Corp. REIT	951	12,886
City Holding Co.	168	12,812
Sandy Spring Bancorp, Inc.	367	12,801
FGL Holdings	1,521	12,776
AMERISAFE, Inc.	199	12,690
Brookline Bancorp, Inc.	818	12,581
Tompkins Financial Corp.	154	12,566
OFG Bancorp	528	12,551
Summit Hotel Properties, Inc. REIT	1,080	12,388
Cohen & Steers, Inc.	238	12,243
American Finance Trust, Inc. REIT	1,115	12,153
Innovative Industrial Properties, Inc. REIT[1]	98	12,109
Lakeland Financial Corp.	257	12,035
Aircastle Ltd.	547	11,629
ARMOUR Residential REIT, Inc.	621	11,575
Kearny Financial Corp.	869	11,549
Universal Health Realty Income Trust REIT	134	11,381
World Acceptance Corp.*	69	11,324
Heritage Financial Corp.	382	11,284
LendingClub Corp.*	3,432	11,257
National Bank Holdings Corp. — Class A	308	11,180
First Bancorp	306	11,145
Nelnet, Inc. — Class A	187	11,074
Encore Capital Group, Inc.*	322	10,906
Independence Realty Trust, Inc. REIT	939	10,864
Southside Bancshares, Inc.	334	10,815
BancFirst Corp.	194	10,798
Meta Financial Group, Inc.	384	10,771
Trupanion, Inc.*,1	297	10,731
United Fire Group, Inc.	221	10,710
Getty Realty Corp. REIT	348	10,704
Piper Jaffray Cos.	144	10,695
Enterprise Financial Services Corp.	257	10,691
Granite Point Mortgage Trust, Inc. REIT	554	10,631
TriCo Bancshares	279	10,546

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financial - 14.7% (continued)
Boston Private Financial Holdings, Inc.	865	$10,441
Essential Properties Realty Trust, Inc. REIT	517	10,361
TPG RE Finance Trust, Inc. REIT	517	9,973
Stewart Information Services Corp.	245	9,920
Flagstar Bancorp, Inc.	298	9,876
RPT Realty REIT	815	9,870
PJT Partners, Inc. — Class A	242	9,806
Chatham Lodging Trust REIT	479	9,039
Universal Insurance Holdings, Inc.	323	9,012
Armada Hoffler Properties, Inc. REIT	543	8,987
Meridian Bancorp, Inc.	500	8,945
Central Pacific Financial Corp.	291	8,718
Focus Financial Partners, Inc. — Class A*	316	8,630
Realogy Holdings Corp.	1,187	8,594
WisdomTree Investments, Inc.	1,390	8,576
BrightSphere Investment Group plc	732	8,352
Columbia Financial, Inc.*	552	8,335
Washington Trust Bancorp, Inc.	158	8,244
MBIA, Inc.*	884	8,230
Lakeland Bancorp, Inc.	508	8,204
Alexander's, Inc. REIT	22	8,147
NexPoint Residential Trust, Inc. REIT	195	8,073
iStar, Inc. REIT	645	8,011
Franklin Street Properties Corp. REIT	1,083	7,993
Third Point Reinsurance Ltd.*	771	7,957
Ambac Financial Group, Inc.*	471	7,936
Enova International, Inc.*	344	7,929
Univest Financial Corp.	300	7,878
TrustCo Bank Corp. NY	992	7,857
ConnectOne Bancorp, Inc.	346	7,840
Bryn Mawr Bank Corp.	208	7,763
HomeStreet, Inc.*	259	7,677
Carolina Financial Corp.	218	7,650
Stock Yards Bancorp, Inc.	211	7,628
NorthStar Realty Europe Corp. REIT	461	7,574
United Financial Bancorp, Inc.	530	7,515
Triumph Bancorp, Inc.*	257	7,466
Washington Prime Group, Inc. REIT[1]	1,949	7,445
Virtus Investment Partners, Inc.	69	7,411
Marcus & Millichap, Inc.*	240	7,404
Community Healthcare Trust, Inc. REIT	187	7,370
Capstead Mortgage Corp. REIT	882	7,365
Camden National Corp.	160	7,339
Oritani Financial Corp.	411	7,291
German American Bancorp, Inc.	242	7,289
Investors Real Estate Trust REIT	123	7,216
Northfield Bancorp, Inc.	460	7,181
Hanmi Financial Corp.	316	7,037
Saul Centers, Inc. REIT	124	6,960
Great Southern Bancorp, Inc.	116	6,943
Preferred Bank/Los Angeles CA	146	6,898
Federal Agricultural Mortgage Corp. — Class C	94	6,830
1st Source Corp.	147	6,821
Community Trust Bancorp, Inc.	161	6,809
Allegiance Bancshares, Inc.*	203	6,768
Preferred Apartment Communities, Inc. — Class A REIT	452	6,757
Origin Bancorp, Inc.	202	6,666
Gladstone Commercial Corp. REIT	312	6,621
Banc of California, Inc.	473	6,608
International. FCStone, Inc.*	166	6,572
FB Financial Corp.	178	6,515
Urstadt Biddle Properties, Inc. — Class A REIT	309	6,489
FBL Financial Group, Inc. — Class A	101	6,444
Mr Cooper Group, Inc.*	794	6,360
Horizon Bancorp, Inc.	389	6,356
Front Yard Residential Corp. REIT	517	6,318
State Auto Financial Corp.	180	6,300
Dime Community Bancshares, Inc.	331	6,286
Flushing Financial Corp.	282	6,260
Customers Bancorp, Inc.*	296	6,216
National Western Life Group, Inc. — Class A	24	6,168
Peoples Bancorp, Inc.	188	6,065
Midland States Bancorp, Inc.	226	6,039
Hersha Hospitality Trust REIT	364	6,021
New Senior Investment Group, Inc. REIT	864	5,806
First Defiance Financial Corp.	203	5,800
PennyMac Financial Services, Inc.	261	5,789
Watford Holdings Ltd.*	211	5,786
Bank of Marin Bancorp	140	5,743
RE/MAX Holdings, Inc. — Class A	186	5,721
Goosehead Insurance, Inc. — Class A	117	5,593
Peapack Gladstone Financial Corp.	197	5,540
First Foundation, Inc.	408	5,484
CBTX, Inc.	194	5,459
TriState Capital Holdings, Inc.*	255	5,442
Mercantile Bank Corp.	167	5,441
Retail Value, Inc. REIT	156	5,429
First Community Bankshares, Inc.	160	5,402
AG Mortgage Investment Trust, Inc. REIT	339	5,390
QCR Holdings, Inc.	154	5,370
Heritage Commerce Corp.	436	5,341
CatchMark Timber Trust, Inc. — Class A REIT	511	5,340
CorePoint Lodging, Inc. REIT	430	5,328

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financial - 14.7% (continued)
CorEnergy Infrastructure Trust, Inc. REIT	134	$5,314
First Mid Bancshares, Inc.	152	5,308
Nicolet Bankshares, Inc.*	85	5,275
First Bancshares, Inc.	173	5,249
KKR Real Estate Finance Trust, Inc. REIT	263	5,239
Cowen, Inc. — Class A*	300	5,157
Independent Bank Corp.	235	5,121
Ellington Financial, Inc.	281	5,050
Whitestone REIT — Class B	396	5,025
Republic Bancorp, Inc. — Class A	101	5,025
First of Long Island Corp.	250	5,020
Bridge Bancorp, Inc.	170	5,008
First Financial Corp.	124	4,980
Western Asset Mortgage Capital Corp. REIT	491	4,900
City Office REIT, Inc.	404	4,844
Ready Capital Corp. REIT	325	4,842
People's Utah Bancorp	164	4,822
Diamond Hill Investment Group, Inc.	34	4,818
Opus Bank	228	4,813
United Community Financial Corp.	498	4,766
Pennsylvania Real Estate Investment Trust	724	4,706
Financial Institutions, Inc.	161	4,693
Bancorp, Inc.*	524	4,674
One Liberty Properties, Inc. REIT	161	4,663
Carter Bank & Trust*	236	4,661
Byline Bancorp, Inc.*	243	4,646
Live Oak Bancshares, Inc.	266	4,562
UMH Properties, Inc. REIT	365	4,530
Arrow Financial Corp.	129	4,480
Jernigan Capital, Inc. REIT	217	4,448
B. Riley Financial, Inc.	211	4,401
American National Bankshares, Inc.	112	4,340
Waterstone Financial, Inc.	254	4,333
Heritage Insurance Holdings, Inc.	278	4,284
CNB Financial Corp.	151	4,264
Ladenburg Thalmann Financial Services, Inc.	1,239	4,250
Old Line Bancshares, Inc.	159	4,231
Bar Harbor Bankshares	159	4,228
HomeTrust Bancshares, Inc.	168	4,223
Equity Bancshares, Inc. — Class A*	158	4,212
Atlantic Capital Bancshares, Inc.*	246	4,211
Ares Commercial Real Estate Corp. REIT	282	4,191
Dynex Capital, Inc. REIT	250	4,187
Paysign, Inc.*	311	4,158
Bank First Corp.	60	4,138
FRP Holdings, Inc.*	73	4,071
Och-Ziff Capital Management Group, Inc. — Class A*	176	4,041
Sierra Bancorp	148	4,014
Amerant Bancorp, Inc.*	202	3,981
Farmers National Banc Corp.	267	3,960
Old Second Bancorp, Inc.	303	3,869
Anworth Mortgage Asset Corp. REIT	1,019	3,862
Franklin Financial Network, Inc.	137	3,817
Citizens, Inc.*	516	3,767
Spirit MTA REIT	450	3,753
Cambridge Bancorp	45	3,667
Exantas Capital Corp. REIT	318	3,597
Civista Bancshares, Inc.	160	3,592
West Bancorporation, Inc.	167	3,544
EMC Insurance Group, Inc.	98	3,531
RMR Group, Inc. — Class A	75	3,523
Capital City Bank Group, Inc.	140	3,479
MidWestOne Financial Group, Inc.	124	3,467
PCSB Financial Corp.	169	3,422
Orchid Island Capital, Inc. REIT	538	3,422
Global Medical REIT, Inc.	321	3,370
Business First Bancshares, Inc.	130	3,308
Citizens & Northern Corp.	125	3,291
RBB Bancorp	169	3,268
Peoples Financial Services Corp.	72	3,239
Metropolitan Bank Holding Corp.*	73	3,212
Rafael Holdings, Inc. — Class B*	110	3,163
Southern National Bancorp of Virginia, Inc.	206	3,154
Target Hospitality Corp.*	344	3,130
Home Bancorp, Inc.	81	3,117
Consolidated-Tomoka Land Co.	52	3,104
Braemar Hotels & Resorts, Inc. REIT	313	3,099
Summit Financial Group, Inc.	115	3,088
United Insurance Holdings Corp.	215	3,066
Farmers & Merchants Bancorp Incorporated/Archbold OH	105	3,058
Westwood Holdings Group, Inc.	85	2,992
Enterprise Bancorp, Inc.	94	2,981
Ocwen Financial Corp.*	1,405	2,908
SmartFinancial, Inc.*	133	2,885
On Deck Capital, Inc.*	693	2,876
First Bancorp, Inc.	107	2,873
Southern First Bancshares, Inc.*	73	2,859
Southern Missouri Bancorp, Inc.	82	2,856
HarborOne Bancorp, Inc.*	152	2,847
ACNB Corp.	71	2,809
Bridgewater Bancshares, Inc.*	243	2,804
Ashford Hospitality Trust, Inc. REIT	939	2,789
Macatawa Bank Corp.	271	2,780
Hingham Institution for Savings	14	2,772
Spirit of Texas Bancshares, Inc.*	123	2,767
HCI Group, Inc.	68	2,752
Oppenheimer Holdings, Inc. — Class A	101	2,749
Global Indemnity Ltd	87	2,693
Guaranty Bancshares, Inc.	86	2,679

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financial - 14.7% (continued)
Health Insurance Innovations, Inc. — Class A*	102	$2,644
Cherry Hill Mortgage Investment Corp. REIT	164	2,624
Central Valley Community Bancorp	122	2,619
Bluerock Residential Growth REIT, Inc.	221	2,597
Arlington Asset Investment Corp. — Class A1	376	2,587
Greenlight Capital Re Ltd. — Class A*	304	2,581
National Bankshares, Inc.	66	2,569
Regional Management Corp.*	97	2,558
Century Bancorp, Inc. — Class A	29	2,549
Amalgamated Bank — Class A	145	2,530
Reliant Bancorp, Inc.	107	2,528
Ames National Corp.	93	2,520
Investors Title Co.	15	2,505
Territorial Bancorp, Inc.	81	2,503
Northrim BanCorp, Inc.	70	2,496
LCNB Corp.	130	2,470
FVCBankcorp, Inc.*	127	2,466
Safeguard Scientifics, Inc.*	203	2,450
First Choice Bancorp	105	2,388
Greenhill & Company, Inc.	175	2,378
Cedar Realty Trust, Inc. REIT	895	2,372
Baycom Corp.*	108	2,365
Safehold, Inc. REIT	78	2,356
Orrstown Financial Services, Inc.	107	2,353
Great Ajax Corp. REIT	168	2,352
Western New England Bancorp, Inc.	251	2,344
Investar Holding Corp.	97	2,313
Capstar Financial Holdings, Inc.	152	2,303
Timberland Bancorp, Inc.	77	2,301
Marlin Business Services Corp.	91	2,269
Luther Burbank Corp.	208	2,265
Parke Bancorp, Inc.	94	2,251
Republic First Bancorp, Inc.*	456	2,239
Codorus Valley Bancorp, Inc.	96	2,208
Pacific City Financial Corp.	129	2,198
First Internet Bancorp	102	2,197
FS Bancorp, Inc.	42	2,179
Penns Woods Bancorp, Inc.	48	2,172
Shore Bancshares, Inc.	132	2,157
Northeast Bank	78	2,151
Forestar Group, Inc.*	110	2,150
Farmland Partners, Inc. REIT	302	2,129
MutualFirst Financial, Inc.	62	2,110
Entegra Financial Corp.*	70	2,108
Norwood Financial Corp.	60	2,089
First Business Financial Services, Inc.	87	2,044
Premier Financial Bancorp, Inc.	136	2,040
Howard Bancorp, Inc.*	134	2,033
First Bank/Hamilton NJ	173	2,031
BankFinancial Corp.	145	2,029
Independence Holding Co.	52	2,013
BCB Bancorp, Inc.	145	2,008
Curo Group Holdings Corp.*	181	2,000
Bankwell Financial Group, Inc.	69	1,980
Stratus Properties, Inc.*	61	1,978
Gladstone Land Corp. REIT	170	1,960
Select Bancorp, Inc.*	171	1,956
Altus Midstream Co. — Class A*	525	1,953
Fidelity D&D Bancorp, Inc.	29	1,949
MidSouth Bancorp, Inc.	164	1,943
Hallmark Financial Services, Inc.*	136	1,935
Bank of Commerce Holdings	181	1,935
Community Bankers Trust Corp.	225	1,906
SB One Bancorp	85	1,900
Riverview Bancorp, Inc.	222	1,896
MBT Financial Corp.	186	1,864
Unity Bancorp, Inc.	82	1,861
C&F Financial Corp.	34	1,857
Evans Bancorp, Inc.	49	1,849
eXp World Holdings, Inc.*	166	1,848
CBL & Associates Properties, Inc. REIT	1,768	1,839
Crawford & Co. — Class A	173	1,822
Mid Penn Bancorp, Inc.	72	1,796
Chemung Financial Corp.	37	1,789
Bank of Princeton	59	1,770
Sterling Bancorp, Inc.	177	1,765
NI Holdings, Inc.*	100	1,761
Malvern Bancorp, Inc.*	79	1,739
Prudential Bancorp, Inc.	91	1,722
Community Financial Corp.	51	1,720
First Capital, Inc.	34	1,718
FedNat Holding Co.	120	1,712
MMA Capital Holdings, Inc.*	51	1,707
Protective Insurance Corp. — Class B	98	1,702
MainStreet Bancshares, Inc.*	74	1,686
Franklin Financial Services Corp.	44	1,677
Clipper Realty, Inc. REIT	150	1,677
Pacific Mercantile Bancorp*	203	1,675
MVB Financial Corp.	98	1,662
Esquire Financial Holdings, Inc.*	66	1,660
Ohio Valley Banc Corp.	43	1,658
Donegal Group, Inc. — Class A	108	1,649
Tiptree, Inc. — Class A	259	1,632
DNB Financial Corp.	36	1,601
United Security Bancshares	140	1,595
Hawthorn Bancshares, Inc.	59	1,581
Pzena Investment Management, Inc. — Class A	184	1,581
Merchants Bancorp	90	1,533
First Northwest Bancorp	94	1,527
Union Bankshares, Inc.	41	1,517
Mackinac Financial Corp.	96	1,517
ESSA Bancorp, Inc.	99	1,510
OP Bancorp	135	1,463
Medallion Financial Corp.*	215	1,449
Peoples Bancorp of North Carolina, Inc.	48	1,442
BRT Apartments Corp. REIT	102	1,441
1st Constitution Bancorp	78	1,441
Palomar Holdings, Inc.*	59	1,418

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Financial - 14.7% (continued)
Oak Valley Bancorp	71	$1,388
FNCB Bancorp, Inc.	178	1,378
Level One Bancorp, Inc.	54	1,349
Colony Bankcorp, Inc.	77	1,305
PDL Community Bancorp*	91	1,300
Provident Financial Holdings, Inc.	61	1,280
Coastal Financial Corp.*	81	1,253
Silvercrest Asset Management Group, Inc. — Class A	89	1,249
Provident Bancorp, Inc.*	44	1,232
Altisource Portfolio Solutions S.A.*	61	1,199
First Financial Northwest, Inc.	83	1,174
GAMCO Investors, Inc. — Class A	55	1,054
Greene County Bancorp, Inc.	35	1,030
First Guaranty Bancshares, Inc.	49	1,022
Capital Bancorp, Inc.*	83	1,021
Elevate Credit, Inc.*	230	948
CIM Commercial Trust Corp. REIT	42	866
GAIN Capital Holdings, Inc.[1]	199	822
Associated Capital Group, Inc. — Class A	20	748
Bank7 Corp.*	39	721
Maui Land & Pineapple Company, Inc.*	70	720
Siebert Financial Corp.*,1	79	711
Legacy Housing Corp.*	49	610
South Plains Financial, Inc.*	36	594
American Realty Investors, Inc.*	26	355
Griffin Industrial Realty, Inc.	10	353
Red River Bancshares, Inc.*	7	339
Transcontinental Realty Investors, Inc.*	11	282
GWG Holdings, Inc.	19	136
Total Financial		5,305,118
Consumer, Non-cyclical - 13.8%
Array BioPharma, Inc.*	2,325	107,717
Haemonetics Corp.*	534	64,262
Novocure Ltd.*	884	55,895
Teladoc Health, Inc.*	745	49,475
Insperity, Inc.	404	49,345
Blueprint Medicines Corp.*	509	48,014
Chegg, Inc.*	1,210	46,694
Aaron's, Inc.	705	43,294
Performance Food Group Co.*	1,074	42,992
Repligen Corp.*	495	42,545
Brink's Co.	521	42,295
HealthEquity, Inc.*	640	41,856
Amedisys, Inc.*	327	39,701
Strategic Education, Inc.	222	39,516
Wright Medical Group N.V.*	1,316	39,243
LHC Group, Inc.*	314	37,548
Tandem Diabetes Care, Inc.*	579	37,357
Spark Therapeutics, Inc.*	359	36,754
FibroGen, Inc.*	810	36,596
LivaNova plc*	507	36,484
Ultragenyx Pharmaceutical, Inc.*	570	36,195
LiveRamp Holdings, Inc.*	712	34,518
Helen of Troy Ltd.*	262	34,215
Darling Ingredients, Inc.*	1,713	34,072
Globus Medical, Inc. — Class A*	793	33,544
Merit Medical Systems, Inc.*	559	33,294
Neogen Corp.*	535	33,229
Syneos Health, Inc.*	650	33,209
FTI Consulting, Inc.*	393	32,949
Boston Beer Company, Inc. — Class A*	87	32,865
ASGN, Inc.*	533	32,300
NuVasive, Inc.*	542	31,729
TriNet Group, Inc.*	466	31,595
Arena Pharmaceuticals, Inc.*	521	30,546
Amicus Therapeutics, Inc.*	2,416	30,152
Ensign Group, Inc.	528	30,054
Global Blood Therapeutics, Inc.*	568	29,877
ACADIA Pharmaceuticals, Inc.*	1,099	29,376
Iovance Biotherapeutics, Inc.*	1,196	29,326
HMS Holdings Corp.*	905	29,313
Lancaster Colony Corp.	197	29,274
Monro, Inc.	341	29,087
Integer Holdings Corp.*	339	28,449
Sanderson Farms, Inc.	208	28,404
Glaukos Corp.*	372	28,049
ABM Industries, Inc.	695	27,800
Mirati Therapeutics, Inc.*	261	26,883
PTC Therapeutics, Inc.*	597	26,865
Medicines Co.*	734	26,769
Adtalem Global Education, Inc.*	589	26,534
AMN Healthcare Services, Inc.*	480	26,040
Arrowhead Pharmaceuticals, Inc.*	974	25,811
Halozyme Therapeutics, Inc.*	1,493	25,650
J&J Snack Foods Corp.	158	25,430
Green Dot Corp. — Class A*	518	25,330
Immunomedics, Inc.*	1,826	25,327
CONMED Corp.	284	24,302
Korn Ferry	589	23,601
Healthcare Services Group, Inc.	776	23,528
MyoKardia, Inc.*	463	23,215
Emergent BioSolutions, Inc.*	476	22,996
Harsco Corp.*	830	22,775
WD-40 Co.	143	22,743
Ligand Pharmaceuticals, Inc. — Class B*	199	22,716
Tenet Healthcare Corp.*	1,073	22,168
Quidel Corp.*	369	21,889
Avis Budget Group, Inc.*	617	21,694
Avanos Medical, Inc.*	493	21,500
Zogenix, Inc.*	445	21,262
Invitae Corp.*	904	21,244
Cimpress N.V.*	229	20,814
Insmed, Inc.*	809	20,710
EVERTEC, Inc.	633	20,699
Intercept Pharmaceuticals, Inc.*	258	20,529
iRhythm Technologies, Inc.*	258	20,403
Myriad Genetics, Inc.*	732	20,335
Xencor, Inc.*	493	20,179
NeoGenomics, Inc.*	913	20,031
Patterson Companies, Inc.	872	19,969
Nevro Corp.*	308	19,968

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Reata Pharmaceuticals, Inc. — Class A*	210	$19,814
Acceleron Pharma, Inc.*	470	19,308
Sotheby's*	330	19,183
Portola Pharmaceuticals, Inc.*	696	18,882
Medpace Holdings, Inc.*	288	18,841
Pacira BioSciences, Inc.*	423	18,396
Select Medical Holdings Corp.*	1,148	18,219
REGENXBIO, Inc.*	348	17,877
Simply Good Foods Co.*	740	17,819
Ironwood Pharmaceuticals, Inc. — Class A*	1,603	17,537
Audentes Therapeutics, Inc.*	457	17,302
Prestige Consumer Healthcare, Inc.*	542	17,171
Supernus Pharmaceuticals, Inc.*	514	17,008
Hertz Global Holdings, Inc.*,1	1,059	16,902
Magellan Health, Inc.*	226	16,776
BioTelemetry, Inc.*	346	16,660
Cambrex Corp.*	352	16,477
Calavo Growers, Inc.	169	16,349
Genomic Health, Inc.*	281	16,346
Natera, Inc.*	584	16,107
US Physical Therapy, Inc.	131	16,057
Laureate Education, Inc. — Class A*	992	15,584
Universal Corp.	256	15,557
CareDx, Inc.*	429	15,440
Cardiovascular Systems, Inc.*	356	15,283
Edgewell Personal Care Co.*	564	15,200
Biohaven Pharmaceutical Holding Company Ltd.*	347	15,195
Medifast, Inc.	118	15,139
Enanta Pharmaceuticals, Inc.*	179	15,104
Hostess Brands, Inc.*	1,045	15,090
Coca-Cola Consolidated, Inc.	49	14,663
AnaptysBio, Inc.*	256	14,444
Heron Therapeutics, Inc.*	770	14,314
Coherus Biosciences, Inc.*	646	14,277
B&G Foods, Inc.[1]	675	14,040
Brookdale Senior Living, Inc. — Class A*	1,925	13,879
Veracyte, Inc.*	486	13,856
Viad Corp.	209	13,844
ICF International, Inc.	189	13,759
Cal-Maine Foods, Inc.	329	13,726
Career Education Corp.*	719	13,711
STAAR Surgical Co.*	464	13,632
Rent-A-Center, Inc.*	508	13,528
R1 RCM, Inc.*	1,068	13,435
Aerie Pharmaceuticals, Inc.*	440	13,002
Sangamo Therapeutics, Inc.*	1,198	12,902
Editas Medicine, Inc.*	518	12,815
Momenta Pharmaceuticals, Inc.*	1,028	12,799
Atrion Corp.	15	12,791
Apellis Pharmaceuticals, Inc.*	504	12,771
Inogen, Inc.*	191	12,751
Athenex, Inc.*	618	12,236
Inter Parfums, Inc.	184	12,234
K12, Inc.*	402	12,225
Esperion Therapeutics, Inc.*	260	12,095
Varex Imaging Corp.*	393	12,046
Huron Consulting Group, Inc.*	234	11,789
ArQule, Inc.*	1,064	11,715
AtriCure, Inc.*	387	11,548
Herc Holdings, Inc.*	251	11,503
Radius Health, Inc.*	470	11,449
CryoLife, Inc.*	380	11,373
Lantheus Holdings, Inc.*	398	11,263
Corcept Therapeutics, Inc.*	1,009	11,250
Matthews International Corp. — Class A	322	11,222
USANA Health Sciences, Inc.*	141	11,200
Fate Therapeutics, Inc.*	546	11,084
Central Garden & Pet Co. — Class A*	443	10,915
Allogene Therapeutics, Inc.*	405	10,874
Cardtronics plc — Class A*	398	10,873
G1 Therapeutics, Inc.*	353	10,823
Tactile Systems Technology, Inc.*	189	10,758
Vector Group Ltd.	1,102	10,745
CBIZ, Inc.*	535	10,481
NanoString Technologies, Inc.*	345	10,471
Denali Therapeutics, Inc.*	500	10,380
National Healthcare Corp.	127	10,306
Evo Payments, Inc. — Class A*	326	10,279
Epizyme, Inc.*	810	10,166
Spectrum Pharmaceuticals, Inc.*	1,163	10,013
Orthofix Medical, Inc.*	188	9,941
Ra Pharmaceuticals, Inc.*	327	9,833
ZIOPHARM Oncology, Inc.*	1,674	9,759
Innoviva, Inc.*	666	9,697
Endo International plc*	2,345	9,661
Aimmune Therapeutics, Inc.*	463	9,640
Navigant Consulting, Inc.	406	9,415
Weight Watchers International, Inc.*	488	9,321
Atara Biotherapeutics, Inc.*	463	9,311
TrueBlue, Inc.*	416	9,177
Kelly Services, Inc. — Class A	346	9,062
Natus Medical, Inc.*	352	9,043
Luminex Corp.	438	9,040
Tricida, Inc.*	228	8,997
Pacific Biosciences of California, Inc.*	1,485	8,984
Alder Biopharmaceuticals, Inc.*	761	8,957
MGP Ingredients, Inc.	135	8,952
Andersons, Inc.	328	8,935
Chefs' Warehouse, Inc.*	252	8,838
Fresh Del Monte Produce, Inc.	324	8,732
Retrophin, Inc.*	432	8,679
Vericel Corp.*	459	8,671
OPKO Health, Inc.*	3,543	8,645
Madrigal Pharmaceuticals, Inc.*	82	8,594
Dicerna Pharmaceuticals, Inc.*	540	8,505
MacroGenics, Inc.*	497	8,434
Inspire Medical Systems, Inc.*	139	8,430
Kforce, Inc.	236	8,281

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Non-cyclical - 13.8% (continued)
ACCO Brands Corp.	1,048	$8,248
Addus HomeCare Corp.*	110	8,245
CorVel Corp.*	94	8,179
Tivity Health, Inc.*	495	8,138
Mallinckrodt plc*	877	8,051
Cerus Corp.*	1,421	7,986
Amphastar Pharmaceuticals, Inc.*	374	7,895
Allakos, Inc.*	181	7,843
ANI Pharmaceuticals, Inc.*	95	7,809
Cara Therapeutics, Inc.*	356	7,654
Vanda Pharmaceuticals, Inc.*	543	7,651
Omeros Corp.*	486	7,625
SP Plus Corp.*	238	7,599
Clovis Oncology, Inc.*	509	7,569
Theravance Biopharma, Inc.*	461	7,528
AngioDynamics, Inc.*	381	7,502
Intersect ENT, Inc.*	320	7,283
Hanger, Inc.*	378	7,239
National Research Corp. — Class A	125	7,199
John B Sanfilippo & Son, Inc.	90	7,172
Cass Information Systems, Inc.	147	7,127
TG Therapeutics, Inc.*	820	7,093
Axogen, Inc.*	354	7,009
UroGen Pharma Ltd.*	195	7,008
Amneal Pharmaceuticals, Inc.*	977	7,005
Providence Service Corp.*	122	6,995
Voyager Therapeutics, Inc.*	252	6,859
Phibro Animal Health Corp. — Class A	213	6,767
Axonics Modulation Technologies, Inc.*	161	6,596
Adverum Biotechnologies, Inc.*	554	6,587
Axsome Therapeutics, Inc.*	254	6,541
Accelerate Diagnostics, Inc.*,1	285	6,521
Quanex Building Products Corp.	344	6,498
Twist Bioscience Corp.*	222	6,440
Cytokinetics, Inc.*	571	6,424
Stemline Therapeutics, Inc.*	418	6,404
ViewRay, Inc.*	724	6,378
Tootsie Roll Industries, Inc.	172	6,352
Intellia Therapeutics, Inc.*	380	6,221
Barrett Business Services, Inc.	75	6,195
Heska Corp.*	72	6,132
WaVe Life Sciences Ltd.*	235	6,131
RadNet, Inc.*	438	6,040
Intra-Cellular Therapies, Inc.*	464	6,023
Akebia Therapeutics, Inc.*	1,231	5,958
OraSure Technologies, Inc.*	642	5,958
Revance Therapeutics, Inc.*	459	5,953
Kura Oncology, Inc.*	302	5,946
Surmodics, Inc.*	137	5,914
Heidrick & Struggles International, Inc.	196	5,874
Anika Therapeutics, Inc.*	144	5,849
Intrexon Corp.*	749	5,737
Rubius Therapeutics, Inc.*	364	5,726
Viking Therapeutics, Inc.*	677	5,619
Antares Pharma, Inc.*	1,687	5,550
National Beverage Corp.[1]	123	5,489
Progenics Pharmaceuticals, Inc.*	887	5,473
Ennis, Inc.	266	5,458
Triple-S Management Corp. — Class B*	227	5,414
Eagle Pharmaceuticals, Inc.*	97	5,401
TherapeuticsMD, Inc.*,1	2,055	5,343
Rhythm Pharmaceuticals, Inc.*	240	5,280
CytomX Therapeutics, Inc.*	470	5,273
Forrester Research, Inc.	111	5,220
Meridian Bioscience, Inc.	439	5,215
Cymabay Therapeutics, Inc.*	719	5,148
Resources Connection, Inc.	319	5,107
American Public Education, Inc.*	170	5,029
Akorn, Inc.*	974	5,016
Homology Medicines, Inc.*	254	4,971
Rosetta Stone, Inc.*	214	4,896
Y-mAbs Therapeutics, Inc.*	212	4,848
Vectrus, Inc.*	118	4,786
Team, Inc.*	311	4,764
United Natural Foods, Inc.*	530	4,754
LeMaitre Vascular, Inc.	169	4,729
Rocket Pharmaceuticals, Inc.*	310	4,650
Principia Biopharma, Inc.*	140	4,647
Dermira, Inc.*	486	4,646
Gossamer Bio, Inc.*	209	4,636
Ingles Markets, Inc. — Class A	148	4,607
Rigel Pharmaceuticals, Inc.*	1,755	4,581
Primo Water Corp.*	365	4,490
Prothena Corporation plc*	419	4,429
Collegium Pharmaceutical, Inc.*	335	4,405
MeiraGTx Holdings plc*	163	4,381
CAI International, Inc.*	176	4,368
SpartanNash Co.	374	4,365
BioCryst Pharmaceuticals, Inc.*	1,149	4,355
Flexion Therapeutics, Inc.*	352	4,330
Corbus Pharmaceuticals Holdings, Inc.*	619	4,290
Hackett Group, Inc.	255	4,281
Turning Point Brands, Inc.	86	4,212
GlycoMimetics, Inc.*	353	4,208
MediciNova, Inc.*	429	4,131
Puma Biotechnology, Inc.*	321	4,080
Arvinas, Inc.*	184	4,046
BioDelivery Sciences International, Inc.*	851	3,957
ChemoCentryx, Inc.*	425	3,953
Shockwave Medical, Inc.*	69	3,939
PDL BioPharma, Inc.*	1,242	3,900
Willdan Group, Inc.*	104	3,874
Translate Bio, Inc.*	306	3,865
elf Beauty, Inc.*	274	3,863
Catalyst Pharmaceuticals, Inc.*	1,006	3,863
BioSpecifics Technologies Corp.*	64	3,821
Achillion Pharmaceuticals, Inc.*	1,421	3,808
ShotSpotter, Inc.*	84	3,713
GenMark Diagnostics, Inc.*	568	3,686
Krystal Biotech, Inc.*	91	3,665
Diplomat Pharmacy, Inc.*	601	3,660

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Weis Markets, Inc.	100	$3,641
Tejon Ranch Co.*	219	3,633
Karyopharm Therapeutics, Inc.*	602	3,606
Acorda Therapeutics, Inc.*	468	3,590
OrthoPediatrics Corp.*	92	3,588
Eidos Therapeutics, Inc.*	115	3,574
Silk Road Medical, Inc.*	73	3,538
New Age Beverages Corp.*	755	3,518
AMAG Pharmaceuticals, Inc.*	351	3,506
Accuray, Inc.*	906	3,506
Cross Country Healthcare, Inc.*	373	3,499
Albireo Pharma, Inc.*	108	3,482
Deciphera Pharmaceuticals, Inc.*	154	3,473
Franklin Covey Co.*	102	3,468
Utah Medical Products, Inc.	36	3,445
SI-BONE, Inc.*	168	3,417
Quanterix Corp.*	99	3,345
Syros Pharmaceuticals, Inc.*	361	3,343
BioScrip, Inc.*	1,285	3,341
Carriage Services, Inc. — Class A	175	3,327
ImmunoGen, Inc.*	1,513	3,283
Avid Bioservices, Inc.*	585	3,276
Agenus, Inc.*	1,091	3,273
SIGA Technologies, Inc.*	575	3,266
Sorrento Therapeutics, Inc.*	1,220	3,257
Limoneira Co.	163	3,250
Kindred Biosciences, Inc.*	386	3,215
Assembly Biosciences, Inc.*	236	3,184
Xeris Pharmaceuticals, Inc.*	278	3,180
CRA International, Inc.	82	3,143
Arlo Technologies, Inc.*	771	3,092
Akcea Therapeutics, Inc.*,1	130	3,049
SEACOR Marine Holdings, Inc.*	201	3,007
Magenta Therapeutics, Inc.*	203	2,994
Cutera, Inc.*	144	2,992
Odonate Therapeutics, Inc.*	81	2,972
Textainer Group Holdings Ltd.*	294	2,964
Zynerba Pharmaceuticals, Inc.*	217	2,940
Central Garden & Pet Co.*	109	2,937
Conformis, Inc.*	666	2,904
Gritstone Oncology, Inc.*	260	2,896
Kodiak Sciences, Inc.*	246	2,878
Emerald Expositions Events, Inc.	258	2,877
Crinetics Pharmaceuticals, Inc.*	115	2,875
Corindus Vascular Robotics, Inc.*	958	2,855
I3 Verticals, Inc. — Class A*	96	2,827
Cyclerion Therapeutics, Inc.*	246	2,817
Inovio Pharmaceuticals, Inc.*	957	2,814
Turning Point Therapeutics, Inc.*	69	2,808
Kadmon Holdings, Inc.*	1,358	2,798
Lexicon Pharmaceuticals, Inc.*	433	2,724
HF Foods Group, Inc.*	78	2,715
KalVista Pharmaceuticals, Inc.*	122	2,702
Concert Pharmaceuticals, Inc.*	225	2,700
Dynavax Technologies Corp.*	676	2,697
Avrobio, Inc.*	164	2,667
Beyondspring, Inc.*	112	2,654
UNITY Biotechnology, Inc.*	278	2,641
Arcus Biosciences, Inc.*	329	2,616
TransEnterix, Inc.*,1	1,920	2,611
Aratana Therapeutics, Inc.*	505	2,606
Eiger BioPharmaceuticals, Inc.*	244	2,586
Scholar Rock Holding Corp.*	162	2,569
Quad/Graphics, Inc.	324	2,563
Geron Corp.*	1,804	2,544
22nd Century Group, Inc.*	1,207	2,523
RTI Surgical Holdings, Inc.*	593	2,520
Joint Corp.*	136	2,475
Care.com, Inc.*	225	2,470
Palatin Technologies, Inc.*	2,111	2,449
Community Health Systems, Inc.*	899	2,400
Eloxx Pharmaceuticals, Inc.*	237	2,363
Nathan's Famous, Inc.	30	2,344
Apyx Medical Corp.*	347	2,332
Assertio Therapeutics, Inc.*	673	2,322
CEL-SCI Corp.*	275	2,304
Village Super Market, Inc. — Class A	86	2,280
Senseonics Holdings, Inc.*	1,113	2,271
Pieris Pharmaceuticals, Inc.*	483	2,270
MannKind Corp.*	1,956	2,249
Athersys, Inc.*	1,335	2,243
Marker Therapeutics, Inc.*	283	2,241
CorMedix, Inc.*	246	2,207
SeaSpine Holdings Corp.*	165	2,186
Marinus Pharmaceuticals, Inc.*	523	2,170
Chimerix, Inc.*	500	2,160
Five Prime Therapeutics, Inc.*	353	2,129
CytoSorbents Corp.*	319	2,109
Pfenex, Inc.*	311	2,096
Cellular Biomedicine Group, Inc.*	126	2,083
AcelRx Pharmaceuticals, Inc.*	817	2,067
Owens & Minor, Inc.	643	2,058
Surgery Partners, Inc.*	251	2,043
Recro Pharma, Inc.*	200	2,034
Chiasma, Inc.*	272	2,032
TransMedics Group, Inc.*	69	2,000
Lannett Company, Inc.*	330	2,000
La Jolla Pharmaceutical Co.*	216	1,998
GP Strategies Corp.*	132	1,991
Constellation Pharmaceuticals, Inc.*	161	1,977
Kiniksa Pharmaceuticals Ltd. — Class A*	146	1,977
Seneca Foods Corp. — Class A*	71	1,976
BG Staffing, Inc.	104	1,964
Misonix, Inc.*	77	1,957
Alector, Inc.*	103	1,957
Syndax Pharmaceuticals, Inc.*	210	1,955
Protagonist Therapeutics, Inc.*	158	1,913
International Money Express, Inc.*	135	1,903
Lifevantage Corp.*	146	1,895
PhaseBio Pharmaceuticals, Inc.*	143	1,876
Aeglea BioTherapeutics, Inc.*	273	1,870
ChromaDex Corp.*	399	1,855

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Non-cyclical - 13.8% (continued)
Optinose, Inc.*	260	$1,841
Forty Seven, Inc.*	172	1,823
Invacare Corp.	351	1,822
Affimed N.V.*	628	1,802
Farmer Brothers Co.*	110	1,801
Collectors Universe, Inc.	84	1,793
MEI Pharma, Inc.*	711	1,777
Replimune Group, Inc.*	121	1,774
Rockwell Medical, Inc.*	582	1,752
Minerva Neurosciences, Inc.*	308	1,734
Ocular Therapeutix, Inc.*	393	1,729
Neuronetics, Inc.*	137	1,714
Evolus, Inc.*	116	1,696
Craft Brew Alliance, Inc.*	121	1,693
Cue Biopharma, Inc.*	188	1,690
CASI Pharmaceuticals, Inc.*	526	1,683
Abeona Therapeutics, Inc.*	336	1,606
resTORbio, Inc.*	156	1,591
Verrica Pharmaceuticals, Inc.*	134	1,557
Enzo Biochem, Inc.*	460	1,550
Pulse Biosciences, Inc.*	117	1,544
BioSig Technologies, Inc.*	163	1,531
Celcuity, Inc.*	61	1,525
Mersana Therapeutics, Inc.*	375	1,519
Anavex Life Sciences Corp.*	448	1,510
Cadiz, Inc.*	134	1,507
Acacia Research Corp.*	507	1,501
Synlogic, Inc.*	164	1,492
Molecular Templates, Inc.*	178	1,486
Tocagen, Inc.*	221	1,476
Sientra, Inc.*	238	1,466
Adamas Pharmaceuticals, Inc.*	236	1,463
PRGX Global, Inc.*	217	1,458
Zynex, Inc.	162	1,456
Kala Pharmaceuticals, Inc.*	228	1,455
RR Donnelley & Sons Co.	737	1,452
Novavax, Inc.*	245	1,436
Catasys, Inc.*	74	1,422
American Renal Associates Holdings, Inc.*	191	1,421
Alphatec Holdings, Inc.*	311	1,412
Aldeyra Therapeutics, Inc.*	235	1,410
Calithera Biosciences, Inc.*	359	1,400
Galectin Therapeutics, Inc.*	336	1,394
Revlon, Inc. — Class A*	72	1,392
Pyxus International, Inc.*,1	88	1,338
Paratek Pharmaceuticals, Inc.*	334	1,333
Ardelyx, Inc.*	492	1,323
XBiotech, Inc.*	174	1,319
Sutro Biopharma, Inc.*	113	1,286
Evelo Biosciences, Inc.*	143	1,284
Cortexyme, Inc.*	30	1,275
Alico, Inc.	42	1,274
Precision BioSciences, Inc.*	96	1,272
LSC Communications, Inc.	342	1,255
Kezar Life Sciences, Inc.*	162	1,249
BioTime, Inc.*	1,128	1,241
Spero Therapeutics, Inc.*	107	1,232
Cerecor, Inc.*	224	1,219
Calyxt, Inc.*	97	1,211
Dova Pharmaceuticals, Inc.*	85	1,199
BioLife Solutions, Inc.*	70	1,187
Strongbridge Biopharma plc*	377	1,180
Celsius Holdings, Inc.*,1	262	1,163
Information Services Group, Inc.*	360	1,138
Millendo Therapeutics, Inc.*	98	1,133
LogicBio Therapeutics, Inc.*	87	1,131
Vapotherm, Inc.*	49	1,127
Liquidia Technologies, Inc.*	140	1,120
ADMA Biologics, Inc.*,1	285	1,103
Apollo Medical Holdings, Inc.*	66	1,103
X4 Pharmaceuticals, Inc.*	73	1,095
Mustang Bio, Inc.*	290	1,067
EyePoint Pharmaceuticals, Inc.*	646	1,059
Genesis Healthcare, Inc.*	850	1,054
Aduro Biotech, Inc.*	683	1,052
Avedro, Inc.*	53	1,041
Synthorx, Inc.*	77	1,040
NGM Biopharmaceuticals, Inc.*	70	1,025
VBI Vaccines, Inc.*	875	1,024
Evofem Biosciences, Inc.*	148	983
Menlo Therapeutics, Inc.*	162	970
Natural Grocers by Vitamin Cottage, Inc.*	95	955
iRadimed Corp.*	46	941
Solid Biosciences, Inc.*	158	909
Nature's Sunshine Products, Inc.*	91	845
Jounce Therapeutics, Inc.*	169	837
Organogenesis Holdings, Inc.*	110	836
PolarityTE, Inc.*	146	832
AgeX Therapeutics, Inc.*	222	815
Harpoon Therapeutics, Inc.*	62	806
Dean Foods Co.	853	788
Savara, Inc.*	331	784
Tyme Technologies, Inc.*	616	752
Checkpoint Therapeutics, Inc.*	240	727
Seres Therapeutics, Inc.*	224	721
Aclaris Therapeutics, Inc.*	321	703
Neon Therapeutics, Inc.*	147	697
Bioxcel Therapeutics, Inc.*	63	691
Greenlane Holdings, Inc. — Class A*	65	623
Kaleido Biosciences, Inc.*	53	615
Avalon GloboCare Corp.*	226	588
cbdMD, Inc.*	98	578
Oncocyte Corp.*	224	558
Bridgford Foods Corp.*	18	536
Priority Technology Holdings, Inc.*	68	534
Youngevity International, Inc.*	86	490
NextCure, Inc.*	30	449
Soliton, Inc.*	23	338
Osmotica Pharmaceuticals plc*	83	315
TCR2 Therapeutics, Inc.*	19	272
ElectroCore, Inc.*	135	270
Acer Therapeutics, Inc.*	52	203
Enochian Biosciences, Inc.*	42	189
Axcella Health, Inc.*	17	158
Hookipa Pharma, Inc.*	22	148
Total Consumer, Non-cyclical		4,962,205

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Industrial - 8.1%
EMCOR Group, Inc.	582	$51,274
Tetra Tech, Inc.	569	44,695
Generac Holdings, Inc.*	638	44,284
Trex Company, Inc.*	613	43,952
RBC Bearings, Inc.*	253	42,203
Tech Data Corp.*	384	40,166
John Bean Technologies Corp.	325	39,367
Axon Enterprise, Inc.*	609	39,104
MSA Safety, Inc.	368	38,783
KBR, Inc.	1,477	36,836
Aerojet Rocketdyne Holdings, Inc.*	762	34,115
Louisiana-Pacific Corp.	1,295	33,955
Rexnord Corp.*	1,098	33,182
Novanta, Inc.*	351	33,099
Proto Labs, Inc.*	281	32,602
MasTec, Inc.*	626	32,258
Kennametal, Inc.	857	31,700
Exponent, Inc.	540	31,612
Moog, Inc. — Class A	335	31,359
Simpson Manufacturing Company, Inc.	467	31,037
EnerSys	451	30,894
GATX Corp.	377	29,892
TopBuild Corp.*	354	29,297
Chart Industries, Inc.*	370	28,446
Barnes Group, Inc.	499	28,114
Watts Water Technologies, Inc. — Class A	288	26,836
Hillenbrand, Inc.	646	25,562
Albany International Corp. — Class A	302	25,039
Applied Industrial Technologies, Inc.	400	24,612
Brady Corp. — Class A	499	24,611
Belden, Inc.	407	24,245
Advanced Disposal Services, Inc.*	758	24,188
Altra Industrial Motion Corp.	671	24,075
II-VI, Inc.*	656	23,983
Universal Forest Products, Inc.	621	23,635
Granite Construction, Inc.	489	23,560
Franklin Electric Company, Inc.	482	22,895
Vishay Intertechnology, Inc.	1,384	22,864
Welbilt, Inc.*	1,355	22,628
Summit Materials, Inc. — Class A*	1,174	22,599
Itron, Inc.*	358	22,400
Advanced Energy Industries, Inc.*	397	22,339
ESCO Technologies, Inc.	267	22,060
Covanta Holding Corp.	1,231	22,047
Kratos Defense & Security Solutions, Inc.*	940	21,516
AAON, Inc.	428	21,477
Sanmina Corp.*	706	21,378
Terex Corp.	661	20,755
Alarm.com Holdings, Inc.*	383	20,490
Builders FirstSource, Inc.*	1,189	20,047
OSI Systems, Inc.*	174	19,598
Comfort Systems USA, Inc.	379	19,325
Arcosa, Inc.	508	19,116
Fabrinet*	380	18,875
Dycom Industries, Inc.*	317	18,662
Casella Waste Systems, Inc. — Class A*	465	18,428
Kaman Corp.	289	18,406
SPX FLOW, Inc.*	437	18,293
Golar LNG Ltd.	988	18,258
Plexus Corp.*	310	18,095
Trinseo S.A.	427	18,079
Badger Meter, Inc.	298	17,788
Forward Air Corp.	298	17,627
Saia, Inc.*	271	17,526
Matson, Inc.	443	17,211
Mueller Industries, Inc.	579	16,947
Federal Signal Corp.	623	16,665
Worthington Industries, Inc.	412	16,587
Cactus, Inc. — Class A*	491	16,262
Mueller Water Products, Inc. — Class A	1,637	16,075
Knowles Corp.*	849	15,545
SPX Corp.*	456	15,057
JELD-WEN Holding, Inc.*	705	14,967
Air Transport Services Group, Inc.*	610	14,884
TriMas Corp.*	474	14,680
Werner Enterprises, Inc.	472	14,670
Hub Group, Inc. — Class A*	344	14,441
Actuant Corp. — Class A	582	14,439
Helios Technologies, Inc.	306	14,201
EnPro Industries, Inc.	215	13,726
Masonite International Corp.*	260	13,697
US Ecology, Inc.	230	13,694
Gibraltar Industries, Inc.*	337	13,601
Raven Industries, Inc.	374	13,419
American Woodmark Corp.*	158	13,370
Scorpio Tankers, Inc.	452	13,343
AAR Corp.	348	12,803
AeroVironment, Inc.*	222	12,603
AZZ, Inc.	271	12,471
Atkore International Group, Inc.*	482	12,469
Advanced Drainage Systems, Inc.	380	12,460
Encore Wire Corp.	212	12,419
Apogee Enterprises, Inc.	273	11,859
Triumph Group, Inc.	517	11,839
Patrick Industries, Inc.*	235	11,560
Tennant Co.	188	11,505
Boise Cascade Co.	405	11,385
KEMET Corp.	594	11,173
Evoqua Water Technologies Corp.*	781	11,121
Atlas Air Worldwide Holdings, Inc.*	242	10,803
Ship Finance International Ltd.	848	10,609
CSW Industrials, Inc.	155	10,563
TTM Technologies, Inc.*	1,033	10,537
Kadant, Inc.	115	10,443
Alamo Group, Inc.	102	10,193
Greenbrier Companies, Inc.	335	10,184

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Industrial - 8.1% (continued)
Astronics Corp.*	253	$10,176
Fitbit, Inc. — Class A*	2,310	10,164
Benchmark Electronics, Inc.	402	10,098
Columbus McKinnon Corp.	238	9,989
PGT Innovations, Inc.*	592	9,898
Milacron Holdings Corp.*	716	9,881
Global Brass & Copper Holdings, Inc.	224	9,796
Primoris Services Corp.	462	9,670
Continental Building Products, Inc.*	363	9,645
Standex International Corp.	131	9,581
Sturm Ruger & Company, Inc.	174	9,479
FARO Technologies, Inc.*	180	9,464
CIRCOR International, Inc.*	204	9,384
Lindsay Corp.[1]	113	9,290
Tidewater, Inc.*	393	9,228
Stoneridge, Inc.*	289	9,118
Fluidigm Corp.*	721	8,883
Mesa Laboratories, Inc.	36	8,796
Greif, Inc. — Class A	270	8,788
Heartland Express, Inc.	479	8,656
NV5 Global, Inc.*	106	8,628
SEACOR Holdings, Inc.*	181	8,599
US Concrete, Inc.*	167	8,298
Chase Corp.	76	8,181
WillScot Corp.*	539	8,107
Astec Industries, Inc.	233	7,587
ArcBest Corp.	266	7,477
Marten Transport Ltd.	409	7,423
Multi-Color Corp.	148	7,396
Myers Industries, Inc.	370	7,130
Bloom Energy Corp. — Class A*	575	7,055
Great Lakes Dredge & Dock Corp.*	636	7,021
SunPower Corp. — Class A*	656	7,013
GoPro, Inc. — Class A*	1,277	6,972
Luxfer Holdings plc	284	6,964
Comtech Telecommunications Corp.	245	6,887
Manitowoc Company, Inc.*	371	6,604
Control4 Corp.*	277	6,579
nLight, Inc.*	338	6,490
Griffon Corp.	381	6,447
DXP Enterprises, Inc.*	170	6,441
MYR Group, Inc.*	168	6,275
Argan, Inc.	154	6,246
Wesco Aircraft Holdings, Inc.*	556	6,172
BrightView Holdings, Inc.*	325	6,081
GasLog Ltd.	422	6,077
Gorman-Rupp Co.	184	6,041
Echo Global Logistics, Inc.*	286	5,969
Aegion Corp. — Class A*	322	5,925
Hyster-Yale Materials Handling, Inc.	106	5,858
Vicor Corp.*	186	5,775
Tutor Perini Corp.*	416	5,770
DHT Holdings, Inc.	925	5,467
Ichor Holdings Ltd.*	230	5,437
Digimarc Corp.*	119	5,282
CryoPort, Inc.*,1	282	5,166
American Outdoor Brands Corp.*	564	5,082
Ducommun, Inc.*	112	5,048
International Seaways, Inc.*	263	4,997
National Presto Industries, Inc.	52	4,851
Tredegar Corp.	272	4,521
Vishay Precision Group, Inc.*	109	4,429
Briggs & Stratton Corp.	425	4,352
NN, Inc.	438	4,275
Kimball Electronics, Inc.*	256	4,157
Haynes International, Inc.	130	4,135
Heritage-Crystal Clean, Inc.*	157	4,131
Energy Recovery, Inc.*	387	4,033
Insteel Industries, Inc.	192	3,997
Sterling Construction Company, Inc.*	272	3,650
Lydall, Inc.*	178	3,596
Napco Security Technologies, Inc.*	121	3,591
Powell Industries, Inc.	93	3,534
Caesarstone Ltd.	235	3,532
NVE Corp.	50	3,482
TimkenSteel Corp.*	420	3,415
Nordic American Tankers Ltd.	1,453	3,400
Park Electrochemical Corp.	193	3,221
SMART Global Holdings, Inc.*	136	3,127
CECO Environmental Corp.*	321	3,078
Park-Ohio Holdings Corp.	92	2,998
Diamond S Shipping, Inc.*	229	2,924
UFP Technologies, Inc.*	70	2,913
LB Foster Co. — Class A*	104	2,843
Ardmore Shipping Corp.*	348	2,836
Allied Motion Technologies, Inc.	74	2,805
Cornerstone Building Brands, Inc.*	480	2,798
Greif, Inc. — Class B	63	2,750
Mistras Group, Inc.*	188	2,702
Costamare, Inc.	512	2,627
Dorian LPG Ltd.*	290	2,616
VSE Corp.	91	2,611
Select Interior Concepts, Inc. — Class A*	223	2,598
Northwest Pipe Co.*	100	2,578
Scorpio Bulkers, Inc.	559	2,571
Teekay Tankers Ltd. — Class A*	1,987	2,543
Radiant Logistics, Inc.*	408	2,505
AquaVenture Holdings Ltd.*	124	2,476
Teekay Corp.	716	2,463
Eagle Bulk Shipping, Inc.*	462	2,421
Hurco Companies, Inc.	66	2,347
Omega Flex, Inc.	30	2,304
Armstrong Flooring, Inc.*	223	2,197
ZAGG, Inc.*	293	2,039
Applied Optoelectronics, Inc.*	198	2,035
American Superconductor Corp.*	219	2,032
Graham Corp.	100	2,021
IntriCon Corp.*	86	2,009
Universal Logistics Holdings, Inc.	88	1,977

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Industrial - 8.1% (continued)
Covenant Transportation Group, Inc. — Class A*	132	$1,942
Pure Cycle Corp.*	179	1,897
Construction Partners, Inc. — Class A*	125	1,877
Transcat, Inc.*	71	1,817
Bel Fuse, Inc. — Class B	103	1,769
Willis Lease Finance Corp.*	30	1,750
Daseke, Inc.*	477	1,717
Akoustis Technologies, Inc.*	262	1,677
IES Holdings, Inc.*	86	1,621
Lawson Products, Inc.*	44	1,616
Twin Disc, Inc.*	106	1,601
Eastern Co.	56	1,569
Iteris, Inc.*	294	1,520
Ryerson Holding Corp.*	169	1,408
YRC Worldwide, Inc.*	348	1,402
Synalloy Corp.	87	1,359
Genco Shipping & Trading Ltd.*	158	1,334
Olympic Steel, Inc.	96	1,310
Overseas Shipholding Group, Inc. — Class A*	675	1,269
Energous Corp.*	290	1,267
PAM Transportation Services, Inc.*	20	1,240
Gencor Industries, Inc.*	95	1,235
NRC Group Holdings Corp.*	106	1,179
US Xpress Enterprises, Inc. — Class A*	228	1,172
General Finance Corp.*	121	1,013
Forterra, Inc.*	194	964
LSB Industries, Inc.*	235	916
Mayville Engineering Company, Inc.*	66	911
Safe Bulkers, Inc.*	538	839
Coda Octopus Group, Inc.*	48	626
Concrete Pumping Holdings, Inc.*	116	594
Charah Solutions, Inc.*	99	545
Wrap Technologies, Inc.*	79	491
Roadrunner Transportation Systems, Inc.*	37	353
NL Industries, Inc.*	87	318
Total Industrial		2,925,738
Consumer, Cyclical - 6.9%
Deckers Outdoor Corp.*	305	53,671
Marriott Vacations Worldwide Corp.	461	44,440
FirstCash, Inc.	442	44,209
Churchill Downs, Inc.	367	42,231
Texas Roadhouse, Inc. — Class A	711	38,159
Cracker Barrel Old Country Store, Inc.	201	34,317
Spirit Airlines, Inc.*	716	34,174
Fox Factory Holding Corp.*	393	32,426
SkyWest, Inc.	522	31,670
Eldorado Resorts, Inc.*,1	687	31,650
BJ's Wholesale Club Holdings, Inc.*	1,183	31,231
Steven Madden Ltd.	886	30,080
Dana, Inc.	1,507	30,050
UniFirst Corp.	158	29,794
SiteOne Landscape Supply, Inc.*	426	29,522
Wingstop, Inc.	306	28,993
American Eagle Outfitters, Inc.	1,688	28,527
Herman Miller, Inc.	615	27,490
Lithia Motors, Inc. — Class A	231	27,438
iRobot Corp.*,1	286	26,209
Beacon Roofing Supply, Inc.*	709	26,034
Wolverine World Wide, Inc.	912	25,117
World Fuel Services Corp.	692	24,884
Dorman Products, Inc.*	281	24,486
Taylor Morrison Home Corp. — Class A*	1,119	23,454
LCI Industries	255	22,950
KB Home	884	22,745
Boyd Gaming Corp.	841	22,656
Penn National Gaming, Inc.*	1,159	22,322
Adient plc	915	22,207
National Vision Holdings, Inc.*	718	22,064
RH*,1	190	21,964
Jack in the Box, Inc.	269	21,894
Shake Shack, Inc. — Class A*	294	21,227
Cannae Holdings, Inc.*	705	20,431
Meritor, Inc.*	837	20,297
Allegiant Travel Co. — Class A	136	19,516
Triton International Ltd.	593	19,427
Meritage Homes Corp.*	378	19,407
Cheesecake Factory, Inc.	440	19,237
Anixter International, Inc.*	318	18,988
Core-Mark Holding Company, Inc.	473	18,787
Bloomin' Brands, Inc.	959	18,135
Navistar International Corp.*	517	17,811
TRI Pointe Group, Inc.*	1,475	17,656
Visteon Corp.*	295	17,281
MDC Holdings, Inc.	518	16,980
Asbury Automotive Group, Inc.*	201	16,952
Sally Beauty Holdings, Inc.*	1,259	16,795
Callaway Golf Co.	975	16,731
Dine Brands Global, Inc.	174	16,612
Cooper Tire & Rubber Co.	525	16,564
SeaWorld Entertainment, Inc.*	526	16,306
HNI Corp.	452	15,992
Red Rock Resorts, Inc. — Class A	728	15,637
Steelcase, Inc. — Class A	907	15,510
Dave & Buster's Entertainment, Inc.	380	15,379
Brinker International, Inc.	390	15,346
Bed Bath & Beyond, Inc.[1]	1,315	15,280
Children's Place, Inc.	160	15,261
Group 1 Automotive, Inc.	184	15,068
LGI Homes, Inc.*	209	14,929
American Axle & Manufacturing Holdings, Inc.*	1,168	14,904
Freshpet, Inc.*	324	14,745
BMC Stock Holdings, Inc.*	695	14,734
Gentherm, Inc.*	352	14,724
Skyline Champion Corp.*	525	14,374
La-Z-Boy, Inc.	468	14,349

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Cyclical - 6.9% (continued)
Mobile Mini, Inc.	467	$14,211
Cavco Industries, Inc.*	90	14,179
Installed Building Products, Inc.*	236	13,976
G-III Apparel Group Ltd.*	472	13,886
Hawaiian Holdings, Inc.	497	13,633
Crocs, Inc.*	668	13,193
Oxford Industries, Inc.	174	13,189
Designer Brands, Inc. — Class A	679	13,016
Kontoor Brands, Inc.*	461	12,917
Denny's Corp.*	613	12,585
Winnebago Industries, Inc.	325	12,561
Sleep Number Corp.*	310	12,521
PriceSmart, Inc.	234	11,962
Big Lots, Inc.	415	11,873
Knoll, Inc.	511	11,743
Office Depot, Inc.	5,670	11,680
Scientific Games Corp. — Class A*	582	11,535
Abercrombie & Fitch Co. — Class A	694	11,132
IMAX Corp.*	546	11,029
International Speedway Corp. — Class A	244	10,953
Methode Electronics, Inc.	381	10,885
Rush Enterprises, Inc. — Class A	287	10,481
Boot Barn Holdings, Inc.*	292	10,407
Papa John's International, Inc.[1]	231	10,330
Standard Motor Products, Inc.	220	9,975
H&E Equipment Services, Inc.	333	9,687
Tupperware Brands Corp.	509	9,686
Signet Jewelers Ltd.	541	9,673
Guess?, Inc.[1]	598	9,658
Acushnet Holdings Corp.	367	9,637
Interface, Inc. — Class A	620	9,504
BJ's Restaurants, Inc.	216	9,491
Liberty TripAdvisor Holdings, Inc. — Class A*	757	9,387
YETI Holdings, Inc.*,1	322	9,322
Douglas Dynamics, Inc.	234	9,311
Wabash National Corp.	570	9,274
ScanSource, Inc.*	269	8,758
Caleres, Inc.	427	8,506
Everi Holdings, Inc.*	705	8,411
Malibu Boats, Inc. — Class A*	216	8,392
Cooper-Standard Holdings, Inc.*	181	8,293
Sonos, Inc.*	728	8,256
M/I Homes, Inc.*	277	7,906
Genesco, Inc.*	185	7,824
Michaels Companies, Inc.*	891	7,752
Marcus Corp.	233	7,680
Modine Manufacturing Co.*	517	7,398
GMS, Inc.*	335	7,370
OneSpaWorld Holdings Ltd.*	474	7,347
Century Communities, Inc.*	273	7,256
Dillard's, Inc. — Class A1	111	6,913
Ruth's Hospitality Group, Inc.	298	6,768
PetIQ, Inc.*	197	6,493
Twin River Worldwide Holdings, Inc.*	218	6,486
Kimball International, Inc. — Class B	372	6,484
St. Joe Co.*	353	6,100
William Lyon Homes — Class A*	331	6,034
Sonic Automotive, Inc. — Class A	254	5,931
Tenneco, Inc. — Class A	529	5,867
GameStop Corp. — Class A1	1,062	5,809
Universal Electronics, Inc.*	140	5,743
Hudson Ltd. — Class A*	414	5,709
Fossil Group, Inc.*	488	5,612
America's Car-Mart, Inc.*	65	5,595
Zumiez, Inc.*	208	5,429
Vista Outdoor, Inc.*	603	5,355
Ethan Allen Interiors, Inc.	250	5,265
Buckle, Inc.[1]	301	5,210
Monarch Casino & Resort, Inc.*	118	5,043
AMC Entertainment Holdings, Inc. — Class A1	538	5,020
EZCORP, Inc. — Class A*	530	5,019
Regis Corp.*	297	4,930
Rite Aid Corp.*,1	565	4,526
Winmark Corp.	26	4,502
Movado Group, Inc.	164	4,428
Lindblad Expeditions Holdings, Inc.*	239	4,290
Funko, Inc. — Class A*	177	4,287
Camping World Holdings, Inc. — Class A1	343	4,260
Motorcar Parts of America, Inc.*	195	4,175
Red Robin Gourmet Burgers, Inc.*	135	4,127
Party City Holdco, Inc.*	563	4,127
Chico's FAS, Inc.	1,218	4,105
Barnes & Noble, Inc.	613	4,101
PC Connection, Inc.	117	4,093
REV Group, Inc.	283	4,078
Titan Machinery, Inc.*	198	4,075
Tower International, Inc.	208	4,056
Chuy's Holdings, Inc.*	175	4,011
Spartan Motors, Inc.	358	3,924
Del Taco Restaurants, Inc.*	301	3,859
MarineMax, Inc.*	232	3,814
Johnson Outdoors, Inc. — Class A	51	3,803
J.C. Penney Company, Inc.*,1	3,319	3,784
MasterCraft Boat Holdings, Inc.*	192	3,761
Conn's, Inc.*	208	3,707
Miller Industries, Inc.	115	3,536
Clarus Corp.	244	3,523
Hibbett Sports, Inc.*	191	3,476
PCM, Inc.*	99	3,469
Lumber Liquidators Holdings, Inc.*,1	298	3,442
Waitr Holdings, Inc.*	547	3,441
BBX Capital Corp.	683	3,353
At Home Group, Inc.*	497	3,310
Carrols Restaurant Group, Inc.*	364	3,287
Haverty Furniture Companies, Inc.	193	3,287
PetMed Express, Inc.[1]	209	3,275

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Consumer, Cyclical - 6.9% (continued)
Fiesta Restaurant Group, Inc.*	245	$3,219
Blue Bird Corp.*	158	3,111
Tailored Brands, Inc.[1]	521	3,006
Beazer Homes USA, Inc.*	310	2,979
Drive Shack, Inc.*	630	2,955
Systemax, Inc.	129	2,859
Cato Corp. — Class A	228	2,809
Del Frisco's Restaurant Group, Inc.*	347	2,762
Shoe Carnival, Inc.[1]	100	2,760
Foundation Building Materials, Inc.*	155	2,756
Century Casinos, Inc.*	284	2,755
Unifi, Inc.*	150	2,726
Veritiv Corp.*	135	2,622
Titan International, Inc.	523	2,558
Vera Bradley, Inc.*	213	2,556
Commercial Vehicle Group, Inc.*	317	2,542
Hooker Furniture Corp.	121	2,495
Golden Entertainment, Inc.*	178	2,492
El Pollo Loco Holdings, Inc.*	225	2,398
Daktronics, Inc.	382	2,357
Noodles & Co.*	298	2,348
Reading International, Inc. — Class A*	177	2,298
Habit Restaurants, Inc. — Class A*	215	2,255
Speedway Motorsports, Inc.	119	2,207
Culp, Inc.	115	2,185
Green Brick Partners, Inc.*	254	2,111
Mesa Air Group, Inc.*	217	1,983
Rocky Brands, Inc.	72	1,964
Superior Group of Companies, Inc.	111	1,901
Lovesac Co.*	61	1,895
Express, Inc.*	686	1,873
BlueLinx Holdings, Inc.*	93	1,842
EVI Industries, Inc.	47	1,799
Rush Enterprises, Inc. — Class B	48	1,772
Red Lion Hotels Corp.*	247	1,756
Tilly's, Inc. — Class A	227	1,732
Citi Trends, Inc.	118	1,725
Weyco Group, Inc.	64	1,709
Sportsman's Warehouse Holdings, Inc.*	443	1,674
RCI Hospitality Holdings, Inc.	94	1,646
Tile Shop Holdings, Inc.	407	1,628
Bassett Furniture Industries, Inc.	104	1,586
Duluth Holdings, Inc. — Class B*	112	1,522
J Alexander's Holdings, Inc.*	134	1,505
Delta Apparel, Inc.*	64	1,484
Barnes & Noble Education, Inc.*	410	1,378
Hamilton Beach Brands Holding Co. — Class A	70	1,333
Flexsteel Industries, Inc.	78	1,331
Escalade, Inc.	112	1,285
GNC Holdings, Inc. — Class A*,1	853	1,279
Container Store Group, Inc.*	166	1,215
Marine Products Corp.	77	1,189
Lifetime Brands, Inc.	122	1,154
Potbelly Corp.*	220	1,120
Biglari Holdings, Inc. — Class B*	10	1,039
Ascena Retail Group, Inc.*	1,634	997
Bluegreen Vacations Corp.	75	877
Gaia, Inc.*	110	834
Centric Brands, Inc.*	172	707
RTW RetailWinds, Inc.*	316	537
Eros International plc*	373	504
Vince Holding Corp.*	32	446
Empire Resorts, Inc.*	40	384
J. Jill, Inc.[1]	176	350
CompX International, Inc.	17	287
Purple Innovation, Inc.*	38	256
Total Consumer, Cyclical		2,467,787
Technology - 5.6%
Science Applications International Corp.	619	53,581
MAXIMUS, Inc.	664	48,167
Silicon Laboratories, Inc.*	448	46,323
j2 Global, Inc.	487	43,289
Lumentum Holdings, Inc.*	798	42,621
Blackbaud, Inc.	510	42,585
Mercury Systems, Inc.*	557	39,185
ACI Worldwide, Inc.*	1,138	39,079
Omnicell, Inc.*	428	36,821
Verint Systems, Inc.*	683	36,732
Perspecta, Inc.	1,475	34,530
Envestnet, Inc.*	498	34,048
Cornerstone OnDemand, Inc.*	584	33,831
Cabot Microelectronics Corp.	303	33,354
Semtech Corp.*	688	33,058
Five9, Inc.*	614	31,492
Qualys, Inc.*	355	30,913
Everbridge, Inc.*	340	30,403
Rapid7, Inc.*	502	29,036
Brooks Automation, Inc.	740	28,675
Cirrus Logic, Inc.*	618	27,007
Box, Inc. — Class A*	1,495	26,327
Blackline, Inc.*	446	23,865
Power Integrations, Inc.	295	23,653
Inphi Corp.*	469	23,497
ExlService Holdings, Inc.*	350	23,146
PROS Holdings, Inc.*	343	21,698
Insight Enterprises, Inc.*	370	21,534
Workiva, Inc.*	366	21,261
Cubic Corp.	326	21,020
Progress Software Corp.	464	20,240
Allscripts Healthcare Solutions, Inc.*	1,730	20,120
NetScout Systems, Inc.*	779	19,779
Bottomline Technologies DE, Inc.*	447	19,775
Yext, Inc.*	970	19,487
Varonis Systems, Inc.*	309	19,139
SPS Commerce, Inc.*	187	19,113
Lattice Semiconductor Corp.*	1,301	18,982
ManTech International Corp. — Class A	279	18,372
SailPoint Technologies Holding, Inc.*	894	17,916

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Technology - 5.6% (continued)
LivePerson, Inc.*	635	$17,805
CommVault Systems, Inc.*	357	17,714
Conduent, Inc.*	1,804	17,300
CSG Systems International, Inc.	343	16,749
Electronics for Imaging, Inc.*	447	16,499
Appfolio, Inc. — Class A*	160	16,363
Altair Engineering, Inc. — Class A*	402	16,237
MaxLinear, Inc. — Class A*	680	15,939
Stratasys Ltd.*	536	15,742
Diodes, Inc.*	428	15,566
Instructure, Inc.*	351	14,918
Cray, Inc.*	426	14,833
Ambarella, Inc.*	329	14,519
SVMK, Inc.*	875	14,446
ForeScout Technologies, Inc.*	423	14,323
Rambus, Inc.*	1,152	13,870
Avaya Holdings Corp.*	1,157	13,780
Zuora, Inc. — Class A*	889	13,620
Verra Mobility Corp.*	1,027	13,443
Virtusa Corp.*	300	13,329
Cloudera, Inc.*	2,463	12,955
Bandwidth, Inc. — Class A*	168	12,603
MicroStrategy, Inc. — Class A*	86	12,325
Ebix, Inc.	243	12,203
FormFactor, Inc.*	776	12,160
Appian Corp.*	325	11,723
NextGen Healthcare, Inc.*	564	11,224
Sykes Enterprises, Inc.*	408	11,204
Cision Ltd.*	955	11,202
Tenable Holdings, Inc.*	386	11,016
MTS Systems Corp.	187	10,945
3D Systems Corp.*,1	1,185	10,784
Upland Software, Inc.*	234	10,654
Inovalon Holdings, Inc. — Class A*	734	10,650
Xperi Corp.	514	10,583
Synaptics, Inc.*	363	10,578
Vocera Communications, Inc.*	321	10,246
Tabula Rasa HealthCare, Inc.*	203	10,136
Carbon Black, Inc.*	582	9,731
TiVo Corp.	1,279	9,426
CTS Corp.	339	9,350
Carbonite, Inc.*	345	8,984
Rudolph Technologies, Inc.*	319	8,814
Glu Mobile, Inc.*	1,208	8,673
Nanometrics, Inc.*	242	8,400
Benefitfocus, Inc.*	309	8,389
AVX Corp.	491	8,151
Pitney Bowes, Inc.	1,890	8,089
Amkor Technology, Inc.*	1,025	7,647
Diebold Nixdorf, Inc.*	801	7,337
MACOM Technology Solutions Holdings, Inc.*	479	7,247
Parsons Corp.*	195	7,188
Monotype Imaging Holdings, Inc.	422	7,107
TTEC Holdings, Inc.	149	6,942
Model N, Inc.*	339	6,611
Presidio, Inc.	481	6,575
Cohu, Inc.	420	6,481
MobileIron, Inc.*	998	6,188
Veeco Instruments, Inc.*	502	6,134
Evolent Health, Inc. — Class A*	756	6,010
Ultra Clean Holdings, Inc.*	407	5,665
Photronics, Inc.*	680	5,576
CEVA, Inc.*	227	5,527
PlayAGS, Inc.*,1	278	5,407
Axcelis Technologies, Inc.*	343	5,162
Unisys Corp.*,1	531	5,161
Domo, Inc. — Class B*	180	4,918
OneSpan, Inc.*	342	4,846
QAD, Inc. — Class A	115	4,624
USA Technologies, Inc.*,1	614	4,562
Impinj, Inc.*	154	4,407
Donnelley Financial Solutions, Inc.*	325	4,336
Brightcove, Inc.*	395	4,080
Digital Turbine, Inc.*	807	4,035
Agilysys, Inc.*	185	3,972
American Software, Inc. — Class A	301	3,958
PDF Solutions, Inc.*	295	3,870
Mitek Systems, Inc.*	385	3,827
Aquantia Corp.*	293	3,818
Computer Programs & Systems, Inc.	132	3,668
Simulations Plus, Inc.	125	3,570
PAR Technology Corp.*	121	3,412
Amber Road, Inc.*	261	3,409
Castlight Health, Inc. — Class B*	1,050	3,392
DSP Group, Inc.*	227	3,260
Synchronoss Technologies, Inc.*	399	3,156
Pareteum Corp.*	1,120	2,923
Daily Journal Corp.*	12	2,856
Avid Technology, Inc.*	292	2,663
Telenav, Inc.*	330	2,640
Immersion Corp.*	325	2,473
Adesto Technologies Corp.*	279	2,274
Intelligent Systems Corp.*	71	2,044
Alpha & Omega Semiconductor Ltd.*	209	1,952
AstroNova, Inc.	71	1,835
InnerWorkings, Inc.*	460	1,757
eGain Corp.*	213	1,734
AXT, Inc.*	402	1,592
StarTek, Inc.*	170	1,389
GSI Technology, Inc.*	159	1,363
Ideanomics, Inc.*	534	1,314
SecureWorks Corp. — Class A*	88	1,170
Rimini Street, Inc.*	206	1,092
Exela Technologies, Inc.*	468	1,025
Inspired Entertainment, Inc.*	92	776
Majesco*	79	736
Phunware, Inc.*	45	140
Total Technology		2,000,680
Communications - 2.6%
TEGNA, Inc.	2,268	34,360
Q2 Holdings, Inc.*	418	31,918
Viavi Solutions, Inc.*	2,398	31,869
Finisar Corp.*	1,229	28,107
Cargurus, Inc.*	774	27,949

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Communications - 2.6% (continued)
Liberty Expedia Holdings, Inc. — Class A*	569	$27,192
Yelp, Inc. — Class A*	787	26,900
Vonage Holdings Corp.*	2,362	26,761
Cogent Communications Holdings, Inc.	438	26,000
Iridium Communications, Inc.*	1,033	24,028
8x8, Inc.*	978	23,570
Meredith Corp.	415	22,850
InterDigital, Inc.	332	21,381
Liberty Latin America Ltd. — Class C*	1,188	20,422
Shenandoah Telecommunications Co.	500	19,260
Acacia Communications, Inc.*	391	18,440
Shutterfly, Inc.*	358	18,097
Groupon, Inc. — Class A*	4,713	16,873
Gray Television, Inc.*	950	15,570
Stitch Fix, Inc. — Class A*	437	13,980
Cars.com, Inc.*	700	13,804
Intelsat S.A.*	699	13,596
Plantronics, Inc.	349	12,927
MSG Networks, Inc. — Class A*	610	12,651
Perficient, Inc.*	337	11,566
NIC, Inc.	686	11,003
Liberty Media Corporation-Liberty Braves — Class C*	376	10,517
Scholastic Corp.	297	9,872
ePlus, Inc.*	139	9,583
Upwork, Inc.*	573	9,214
Gannett Company, Inc.	1,104	9,009
Quotient Technology, Inc.*	826	8,871
EW Scripps Co. — Class A	571	8,730
Liberty Latin America Ltd. — Class A*	482	8,305
NETGEAR, Inc.*	325	8,219
Boingo Wireless, Inc.*	453	8,140
Stamps.com, Inc.*	175	7,922
Extreme Networks, Inc.*	1,220	7,893
Shutterstock, Inc.	199	7,799
ADTRAN, Inc.	497	7,579
QuinStreet, Inc.*	473	7,497
Entercom Communications Corp. — Class A	1,290	7,482
HealthStream, Inc.*	272	7,034
ATN International, Inc.	115	6,639
Houghton Mifflin Harcourt Co.*	1,089	6,273
Eventbrite, Inc. — Class A*	381	6,172
GTT Communications, Inc.*,1	347	6,107
Tucows, Inc. — Class A*	98	5,980
New Media Investment Group, Inc.	625	5,900
TrueCar, Inc.*	1,080	5,897
ORBCOMM, Inc.*	776	5,626
Infinera Corp.*	1,830	5,325
Zix Corp.*	558	5,072
TechTarget, Inc.*	237	5,036
Harmonic, Inc.*	899	4,989
1-800-Flowers.com, Inc. — Class A*	259	4,890
Maxar Technologies, Inc.	623	4,872
Loral Space & Communications, Inc.*	134	4,624
pdvWireless, Inc.*	97	4,559
National CineMedia, Inc.	650	4,264
Central European Media Enterprises Ltd. — Class A*	925	4,033
CalAmp Corp.*	341	3,983
A10 Networks, Inc.*	583	3,976
VirnetX Holding Corp.*	632	3,925
Overstock.com, Inc.*,1	280	3,808
Cardlytics, Inc.*	142	3,689
Digi International, Inc.*	290	3,677
Consolidated Communications Holdings, Inc.	735	3,624
Endurance International Group Holdings, Inc.*	747	3,586
Telaria, Inc.*	451	3,392
Rubicon Project, Inc.*	500	3,180
Limelight Networks, Inc.*	1,168	3,154
Calix, Inc.*	477	3,129
Ribbon Communications, Inc.*	622	3,042
Liberty Media Corporation-Liberty Braves — Class A*	104	2,891
Spok Holdings, Inc.	187	2,813
Cumulus Media, Inc. — Class A*	148	2,745
Meet Group, Inc.*	759	2,641
comScore, Inc.*	511	2,637
Cincinnati Bell, Inc.*	517	2,559
ChannelAdvisor Corp.*	278	2,435
Boston Omaha Corp. — Class A*	105	2,431
Fluent, Inc.*	445	2,394
Gogo, Inc.*	573	2,281
Hemisphere Media Group, Inc.*	176	2,274
Inseego Corp.*	465	2,227
Casa Systems, Inc.*	330	2,122
Ooma, Inc.*	202	2,117
OptimizeRx Corp.*	125	2,025
Aerohive Networks, Inc.*	456	2,020
Entravision Communications Corp. — Class A	633	1,975
Frontier Communications Corp.*,1	1,094	1,915
DHI Group, Inc.*	533	1,903
Clear Channel Outdoor Holdings, Inc.*	400	1,888
WideOpenWest, Inc.*	257	1,866
KVH Industries, Inc.*	169	1,837
Preformed Line Products Co.	32	1,777
Liquidity Services, Inc.*	286	1,742
Marchex, Inc. — Class B*	362	1,701
NeoPhotonics Corp.*	396	1,655
IDT Corp. — Class B*	174	1,648
Clearfield, Inc.*	117	1,550
NII Holdings, Inc.*	915	1,546
RigNet, Inc.*	150	1,512
MDC Partners, Inc. — Class A*	590	1,487
Tribune Publishing Co.	183	1,458
Airgain, Inc.*	97	1,373
Lands' End, Inc.*	111	1,356
Leaf Group Ltd.*	180	1,334
LiveXLive Media, Inc.*	308	1,278

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Communications - 2.6% (continued)
Lee Enterprises, Inc.*	558	$1,250
Saga Communications, Inc. — Class A	40	1,250
Tessco Technologies, Inc.	65	1,161
SharpSpring, Inc.*	89	1,156
EverQuote, Inc. — Class A*	88	1,144
Travelzoo*	55	849
DASAN Zhone Solutions, Inc.*	64	831
Sonim Technologies, Inc.*	38	484
Value Line, Inc.	11	303
Total Communications		917,004
Energy - 2.4%
Delek US Holdings, Inc.	799	32,375
Murphy USA, Inc.*	318	26,722
PDC Energy, Inc.*	693	24,990
Matador Resources Co.*	1,158	23,021
Sunrun, Inc.*	1,154	21,649
Pattern Energy Group, Inc. — Class A	921	21,266
Oceaneering International, Inc.*	1,034	21,083
Oasis Petroleum, Inc.*	3,332	18,926
McDermott International, Inc.*	1,893	18,286
Dril-Quip, Inc.*	378	18,144
QEP Resources, Inc.*	2,495	18,039
Southwestern Energy Co.*	5,671	17,920
Peabody Energy Corp.	738	17,786
Whiting Petroleum Corp.*	949	17,727
Enphase Energy, Inc.*	958	17,464
ProPetro Holding Corp.*	834	17,264
NOW, Inc.*	1,130	16,679
Arch Coal, Inc. — Class A	176	16,581
Callon Petroleum Co.*	2,387	15,730
CVR Energy, Inc.	309	15,447
CNX Resources Corp.*	2,026	14,810
SM Energy Co.	1,169	14,636
Archrock, Inc.	1,344	14,246
MRC Global, Inc.*	830	14,210
Warrior Met Coal, Inc.	539	14,079
Helix Energy Solutions Group, Inc.*	1,480	12,772
SRC Energy, Inc.*	2,525	12,524
Magnolia Oil & Gas Corp. — Class A*	1,054	12,205
Oil States International, Inc.*	625	11,438
TerraForm Power, Inc. — Class A	762	10,897
Nabors Industries Ltd.	3,678	10,666
SemGroup Corp. — Class A	828	9,936
California Resources Corp.*	504	9,919
US Silica Holdings, Inc.	765	9,784
DMC Global, Inc.	151	9,566
Carrizo Oil & Gas, Inc.*	927	9,289
Thermon Group Holdings, Inc.*	339	8,695
Gulfport Energy Corp.*	1,671	8,205
SunCoke Energy, Inc.*	914	8,116
C&J Energy Services, Inc.*	686	8,081
Tellurian, Inc.*,1	985	7,732
CONSOL Energy, Inc.*	287	7,637
Liberty Oilfield Services, Inc. — Class A1	467	7,556
TPI Composites, Inc.*	301	7,441
Par Pacific Holdings, Inc.*	359	7,367
Select Energy Services, Inc. — Class A*	618	7,175
Berry Petroleum Corp.	661	7,007
Newpark Resources, Inc.*	928	6,886
Renewable Energy Group, Inc.*	384	6,090
Frank's International N.V.*	1,112	6,072
Diamond Offshore Drilling, Inc.*,1	677	6,005
Denbury Resources, Inc.*	4,797	5,948
Jagged Peak Energy, Inc.*	683	5,648
Northern Oil and Gas, Inc.*	2,914	5,624
Matrix Service Co.*	277	5,612
Laredo Petroleum, Inc.*	1,882	5,458
Plug Power, Inc.*	2,394	5,387
Talos Energy, Inc.*	210	5,051
Unit Corp.*	554	4,925
W&T Offshore, Inc.*	982	4,871
Noble Corporation plc*	2,588	4,840
Solaris Oilfield Infrastructure, Inc. — Class A	320	4,794
Exterran Corp.*	328	4,664
Extraction Oil & Gas, Inc.*	1,044	4,521
Green Plains, Inc.	412	4,441
KLX Energy Services Holdings, Inc.*	217	4,433
RPC, Inc.	606	4,369
Penn Virginia Corp.*	141	4,326
REX American Resources Corp.*	58	4,228
Bonanza Creek Energy, Inc.*	197	4,113
Pacific Drilling S.A.*	311	3,919
Clean Energy Fuels Corp.*	1,401	3,741
Keane Group, Inc.*	554	3,723
Brigham Minerals, Inc. — Class A*	168	3,605
Falcon Minerals Corp.	402	3,377
Vivint Solar, Inc.*	455	3,321
FutureFuel Corp.	269	3,145
Forum Energy Technologies, Inc.*	863	2,952
Nine Energy Service, Inc.*	166	2,877
Seadrill Ltd.*	611	2,542
SandRidge Energy, Inc.*	322	2,228
Advanced Emissions Solutions, Inc.	172	2,174
Natural Gas Services Group, Inc.*	131	2,162
National Energy Services Reunited Corp.*	247	2,149
Trecora Resources*	223	2,134
HighPoint Resources Corp.*	1,172	2,133
Panhandle Oil and Gas, Inc. — Class A	162	2,112
Superior Energy Services, Inc.*	1,621	2,107
Geospace Technologies Corp.*	138	2,085
TETRA Technologies, Inc.*	1,264	2,060
Ring Energy, Inc.*	628	2,041
Evolution Petroleum Corp.	283	2,023
NACCO Industries, Inc. — Class A	38	1,974
Parker Drilling Co.*	97	1,967
FTS International, Inc.*	347	1,936

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Energy - 2.4% (continued)
Flotek Industries, Inc.*	561	$1,857
Era Group, Inc.*	213	1,777
Abraxas Petroleum Corp.*	1,671	1,721
Chaparral Energy, Inc. — Class A*	324	1,526
Montage Resources Corp.*	223	1,360
Earthstone Energy, Inc. — Class A*	203	1,242
Goodrich Petroleum Corp.*	94	1,221
Hallador Energy Co.	212	1,193
SilverBow Resources, Inc.*	74	1,025
US Well Services, Inc.*	209	1,007
Isramco, Inc.*	8	948
Mammoth Energy Services, Inc.	136	936
Comstock Resources, Inc.*	157	874
Midstates Petroleum Company, Inc.*	136	801
Independence Contract Drilling, Inc.*	501	792
NextDecade Corp.*	119	752
PrimeEnergy Resources Corp.*	5	666
Roan Resources, Inc.*	372	647
Smart Sand, Inc.*	225	549
Ramaco Resources, Inc.*	85	452
NCS Multistage Holdings, Inc.*	120	426
Rosehill Resources, Inc.*	109	403
Total Energy		878,056
Utilities - 2.1%
Portland General Electric Co.	937	50,757
Southwest Gas Holdings, Inc.	557	49,918
Black Hills Corp.	630	49,247
ONE Gas, Inc.	545	49,214
New Jersey Resources Corp.	926	46,087
ALLETE, Inc.	541	45,017
Spire, Inc.	519	43,554
PNM Resources, Inc.	830	42,255
NorthWestern Corp.	528	38,095
South Jersey Industries, Inc.	966	32,583
Avista Corp.	685	30,551
American States Water Co.	383	28,817
El Paso Electric Co.	424	27,730
MGE Energy, Inc.	364	26,601
Ormat Technologies, Inc.	414	26,244
California Water Service Group	501	25,366
Otter Tail Corp.	411	21,705
Northwest Natural Holding Co.	300	20,850
SJW Group	275	16,712
Chesapeake Utilities Corp.	167	15,868
Clearway Energy, Inc. — Class C	769	12,965
Middlesex Water Co.	167	9,895
Unitil Corp.	152	9,103
Connecticut Water Service, Inc.	126	8,785
Clearway Energy, Inc. — Class A	364	5,890
York Water Co.	135	4,822
Ameresco, Inc. — Class A*	229	3,373
Artesian Resources Corp. — Class A	83	3,085
Atlantic Power Corp.*	1,115	2,698
RGC Resources, Inc.	78	2,381
PICO Holdings, Inc.*	191	2,219
Consolidated Water Company Ltd.	150	2,139
Genie Energy Ltd. — Class B	150	1,598
Spark Energy, Inc. — Class A	121	1,354
Global Water Resources, Inc.	123	1,284
Total Utilities		758,762
Basic Materials - 1.9%
Ingevity Corp.*	439	46,170
Balchem Corp.	336	33,590
Rogers Corp.*	193	33,308
Allegheny Technologies, Inc.*	1,312	33,062
Sensient Technologies Corp.	442	32,478
Cleveland-Cliffs, Inc.	2,937	31,338
Quaker Chemical Corp.	137	27,795
PolyOne Corp.	810	25,426
HB Fuller Co.	531	24,638
Carpenter Technology Corp.	491	23,558
Innospec, Inc.	254	23,175
Commercial Metals Co.	1,230	21,955
Stepan Co.	214	19,669
Minerals Technologies, Inc.	367	19,638
Compass Minerals International, Inc.	356	19,562
Kaiser Aluminum Corp.	167	16,301
Materion Corp.	212	14,376
Novagold Resources, Inc.*	2,413	14,261
Ferro Corp.*	851	13,446
Orion Engineered Carbons S.A.	621	13,296
Tronox Holdings plc — Class A	1,002	12,806
GCP Applied Technologies, Inc.*	564	12,769
Neenah, Inc.	175	11,821
Schweitzer-Mauduit International, Inc.	322	10,684
Livent Corp.*	1,530	10,588
Contura Energy, Inc.*	198	10,276
Kraton Corp.*	327	10,160
Codexis, Inc.*	551	10,155
Coeur Mining, Inc.*	2,119	9,196
Hecla Mining Co.	5,026	9,047
AK Steel Holding Corp.*	3,286	7,788
PH Glatfelter Co.	454	7,664
AdvanSix, Inc.*	297	7,256
Schnitzer Steel Industries, Inc. — Class A	268	7,014
Verso Corp. — Class A*	364	6,934
PQ Group Holdings, Inc.*	395	6,261
Innophos Holdings, Inc.	205	5,967
Koppers Holdings, Inc.*	196	5,754
American Vanguard Corp.	296	4,561
Hawkins, Inc.	102	4,428
Century Aluminum Co.*	524	3,621
Kronos Worldwide, Inc.	236	3,615
Intrepid Potash, Inc.*	994	3,340
Rayonier Advanced Materials, Inc.	509	3,303
Clearwater Paper Corp.*	167	3,088
Energy Fuels, Inc.*,1	925	2,895
OMNOVA Solutions, Inc.*	457	2,847
Uranium Energy Corp.*	1,859	2,547
Landec Corp.*	255	2,389
Gold Resource Corp.	603	2,038

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 58.1% (continued)
Basic Materials - 1.9% (continued)
Oil-Dri Corporation of America	54	$1,838
United States Lime & Minerals, Inc.	21	1,680
Amyris, Inc.*	389	1,385
Valhi, Inc.	302	897
Covia Holdings Corp.*	434	851
Marrone Bio Innovations, Inc.*	541	811
Total Basic Materials		695,316
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	322	6,707
Diversified - 0.0%
GTY Technology Holdings, Inc.*	315	2,158
Total Common Stocks
(Cost $17,005,129)		20,919,531

RIGHTS† - 0.0%
Hertz Global Holdings, Inc.*	587	1,144
Babcock & Wilcox Enterprises, Inc.*	330	14
Tobira Therapeutics, Inc.*,†††,2	141	–
GTX, Inc.*	7	–
A Schulman, Inc.*,†††,2	408	–
Nexstar Media Group, Inc.*,†††,2	2,530	–
Omthera Pharmaceuticals, Inc.*,†††,2	86	–
Total Rights
(Cost $104)		1,158

	Face Amount
FEDERAL AGENCY NOTES†† - 37.0%
Federal Farm Credit Bank
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[3]	$4,300,000	4,301,143
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[3]	4,000,000	4,007,374
Federal Home Loan Bank
2.72% (3 Month USD LIBOR + 0.13%, Rate Floor: 0.00%) due 07/01/20[3]	5,000,000	5,011,502
Total Federal Agency Notes
(Cost $13,311,657)		13,320,019

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
2.09% due 08/01/19[4]	300,000	299,481
2.12% due 08/01/19[4]	160,000	159,723
Total U.S. Treasury Bills
(Cost $459,150)		459,204

REPURCHASE AGREEMENTS††,5 - 4.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	1,075,454	1,075,454
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	267,161	267,161
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	267,161	267,161
Total Repurchase Agreements
(Cost $1,609,776)		1,609,776

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[8]	268,299	268,299
Total Securities Lending Collateral
(Cost $268,299)		268,299
Total Investments - 101.6%
(Cost $32,654,115)		$36,577,987
Other Assets & Liabilities, net - (1.6)%		(571,393)
Total Net Assets - 100.0%		$36,006,594

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	2.40%	At Maturity	07/29/19	4,977	$7,797,022	$242,868
Barclays Bank plc	Russell 2000 Index	2.37%	At Maturity	07/31/19	4,102	6,425,534	200,147
Goldman Sachs International	Russell 2000 Index	2.62%	At Maturity	07/29/19	580	907,989	28,283
						$15,130,545	$471,298

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of June 30, 2019.

LIBOR — London Interbank Offered Rate

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$20,919,531		$—	$—		$20,919,531
Rights	1,158	*	—	—	*	1,158
Federal Agency Notes	—		13,320,019	—		13,320,019
U.S. Treasury Bills	—		459,204	—		459,204
Repurchase Agreements	—		1,609,776	—		1,609,776
Securities Lending Collateral	268,299		—	—		268,299
Equity Index Swap Agreements**	—		471,298	—		471,298
Total Assets	$21,188,988		$15,860,297	$—		$37,049,285

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 85.2%
Consumer, Non-cyclical - 18.8%
Johnson & Johnson	15,289	$2,129,452
Procter & Gamble Co.	14,444	1,583,785
Pfizer, Inc.	31,971	1,384,984
UnitedHealth Group, Inc.	5,473	1,335,467
Merck & Company, Inc.	14,827	1,243,244
Coca-Cola Co.	22,111	1,125,892
PepsiCo, Inc.	8,072	1,058,481
Abbott Laboratories	10,159	854,372
PayPal Holdings, Inc.*	6,766	774,436
Medtronic plc	7,721	751,948
Philip Morris International, Inc.	8,959	703,550
Thermo Fisher Scientific, Inc.	2,303	676,345
Amgen, Inc.	3,513	647,376
AbbVie, Inc.	8,513	619,065
Eli Lilly & Co.	4,976	551,291
Danaher Corp.	3,628	518,514
Altria Group, Inc.	10,774	510,149
Gilead Sciences, Inc.	7,322	494,674
Mondelez International, Inc. — Class A	8,296	447,154
Bristol-Myers Squibb Co.	9,419	427,152
Anthem, Inc.	1,481	417,953
Automatic Data Processing, Inc.	2,506	414,317
CVS Health Corp.	7,480	407,585
Becton Dickinson and Co.	1,553	391,371
Celgene Corp.*	4,062	375,491
Stryker Corp.	1,783	366,549
Colgate-Palmolive Co.	4,943	354,265
Intuitive Surgical, Inc.*	665	348,826
Cigna Corp.	2,185	344,247
Boston Scientific Corp.*	8,009	344,227
S&P Global, Inc.	1,417	322,779
Zoetis, Inc.	2,756	312,778
Illumina, Inc.*	847	311,823
Allergan plc	1,774	297,021
Vertex Pharmaceuticals, Inc.*	1,475	270,486
Kimberly-Clark Corp.	1,980	263,894
Biogen, Inc.*	1,117	261,233
Estee Lauder Companies, Inc. — Class A	1,263	231,268
Baxter International, Inc.	2,732	223,751
Edwards Lifesciences Corp.*	1,201	221,873
HCA Healthcare, Inc.	1,538	207,892
Humana, Inc.	778	206,404
Sysco Corp.	2,723	192,571
Constellation Brands, Inc. — Class A	963	189,653
Moody's Corp.	950	185,545
General Mills, Inc.	3,448	181,089
Alexion Pharmaceuticals, Inc.*	1,291	169,095
McKesson Corp.	1,094	147,023
IQVIA Holdings, Inc.*	909	146,258
Global Payments, Inc.	902	144,437
Monster Beverage Corp.*	2,254	143,873
Regeneron Pharmaceuticals, Inc.*	453	141,789
FleetCor Technologies, Inc.*	496	139,302
Zimmer Biomet Holdings, Inc.	1,179	138,815
Verisk Analytics, Inc. — Class A	943	138,112
Tyson Foods, Inc. — Class A	1,698	137,096
IDEXX Laboratories, Inc.*	495	136,288
IHS Markit Ltd.*	2,095	133,493
Archer-Daniels-Midland Co.	3,226	131,621
Corteva, Inc.*	4,312	127,506
Centene Corp.*	2,380	124,807
Total System Services, Inc.	938	120,317
Cintas Corp.	487	115,560
Align Technology, Inc.*	419	114,680
Clorox Co.	733	112,230
Kraft Heinz Co.	3,583	111,216
McCormick & Company, Inc.	705	109,282
Hershey Co.	802	107,492
Church & Dwight Company, Inc.	1,418	103,599
Kroger Co.	4,646	100,865
ResMed, Inc.	826	100,797
Laboratory Corporation of America Holdings*	567	98,034
Cooper Companies, Inc.	285	96,014
Equifax, Inc.	695	93,992
Teleflex, Inc.	266	88,086
Incyte Corp.*	1,025	87,084
Gartner, Inc.*	519	83,528
WellCare Health Plans, Inc.*	290	82,670
Cardinal Health, Inc.	1,716	80,823
Quest Diagnostics, Inc.	774	78,801
Dentsply Sirona, Inc.	1,347	78,611
Kellogg Co.	1,431	76,659
AmerisourceBergen Corp. — Class A	895	76,308
JM Smucker Co.	655	75,449
Conagra Brands, Inc.	2,798	74,203
Hologic, Inc.*	1,543	74,095
Varian Medical Systems, Inc.*	524	71,332
MarketAxess Holdings, Inc.	217	69,748
ABIOMED, Inc.*	259	67,467
Hormel Foods Corp.	1,568	63,567
Universal Health Services, Inc. — Class B	477	62,196
Molson Coors Brewing Co. — Class B	1,081	60,536
United Rentals, Inc.*	453	60,081
Henry Schein, Inc.*	858	59,974
Mylan N.V.*	2,968	56,511
Avery Dennison Corp.	486	56,220
Lamb Weston Holdings, Inc.	842	53,349
Brown-Forman Corp. — Class B	958	53,102
Nielsen Holdings plc	2,047	46,262
Campbell Soup Co.	1,110	44,478
DaVita, Inc.*	728	40,957
Robert Half International, Inc.	682	38,881
Nektar Therapeutics*	1,003	35,687
H&R Block, Inc.	1,171	34,310
Perrigo Company plc	720	34,286
Quanta Services, Inc.	818	31,239
Rollins, Inc.	849	30,454
Coty, Inc. — Class A	1,731	23,195
Total Consumer, Non-cyclical		31,015,964
Financial - 15.3%
Berkshire Hathaway, Inc. — Class B*	11,159	2,378,764
JPMorgan Chase & Co.	18,682	2,088,648

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Financial - 15.3% (continued)
Visa, Inc. — Class A	10,015	$1,738,103
Bank of America Corp.	50,925	1,476,825
Mastercard, Inc. — Class A	5,175	1,368,943
Wells Fargo & Co.	23,294	1,102,272
Citigroup, Inc.	13,318	932,660
American Tower Corp. — Class A REIT	2,546	520,530
American Express Co.	3,944	486,847
U.S. Bancorp	8,618	451,583
Goldman Sachs Group, Inc.	1,959	400,811
CME Group, Inc. — Class A	2,062	400,255
Chubb Ltd.	2,637	388,404
PNC Financial Services Group, Inc.	2,600	356,928
Morgan Stanley	7,363	322,573
BlackRock, Inc. — Class A	685	321,471
Crown Castle International Corp. REIT	2,394	312,058
Marsh & McLennan Companies, Inc.	2,945	293,764
Prologis, Inc. REIT	3,632	290,923
Simon Property Group, Inc. REIT	1,779	284,213
Intercontinental Exchange, Inc.	3,247	279,047
Charles Schwab Corp.	6,843	275,020
MetLife, Inc.	5,473	271,844
Progressive Corp.	3,363	268,805
Aon plc	1,385	267,277
American International Group, Inc.	5,009	266,879
Capital One Financial Corp.	2,704	245,361
Equinix, Inc. REIT	484	244,076
Prudential Financial, Inc.	2,338	236,138
Aflac, Inc.	4,293	235,299
Travelers Companies, Inc.	1,508	225,476
Bank of New York Mellon Corp.	5,073	223,973
BB&T Corp.	4,410	216,663
Public Storage REIT	864	205,779
Allstate Corp.	1,918	195,041
Welltower, Inc. REIT	2,332	190,128
AvalonBay Communities, Inc. REIT	803	163,154
Equity Residential REIT	2,133	161,937
SunTrust Banks, Inc.	2,556	160,645
T. Rowe Price Group, Inc.	1,362	149,425
SBA Communications Corp. REIT*	652	146,596
Ventas, Inc. REIT	2,127	145,380
Discover Financial Services	1,864	144,628
Willis Towers Watson plc	744	142,506
Digital Realty Trust, Inc. REIT	1,199	141,230
M&T Bank Corp.	787	133,845
Synchrony Financial	3,652	126,615
Realty Income Corp. REIT	1,813	125,043
State Street Corp.	2,149	120,473
Fifth Third Bancorp	4,188	116,845
Hartford Financial Services Group, Inc.	2,082	116,009
Boston Properties, Inc. REIT	890	114,810
Weyerhaeuser Co. REIT	4,288	112,946
Northern Trust Corp.	1,254	112,860
Ameriprise Financial, Inc.	771	111,918
Essex Property Trust, Inc. REIT	378	110,349
KeyCorp	5,806	103,057
Arthur J Gallagher & Co.	1,067	93,459
Citizens Financial Group, Inc.	2,640	93,350
First Republic Bank	949	92,670
CBRE Group, Inc. — Class A*	1,800	92,340
Alexandria Real Estate Equities, Inc. REIT	650	91,708
Cincinnati Financial Corp.	874	90,608
HCP, Inc. REIT	2,753	88,041
Regions Financial Corp.	5,834	87,160
Principal Financial Group, Inc.	1,492	86,417
Loews Corp.	1,545	84,465
Huntington Bancshares, Inc.	6,026	83,279
Extra Space Storage, Inc. REIT	734	77,877
Host Hotels & Resorts, Inc. REIT	4,267	77,745
Mid-America Apartment Communities, Inc. REIT	656	77,251
Lincoln National Corp.	1,165	75,084
UDR, Inc. REIT	1,623	72,856
SVB Financial Group*	301	67,602
Cboe Global Markets, Inc.	643	66,634
Duke Realty Corp. REIT	2,070	65,433
Comerica, Inc.	888	64,504
Nasdaq, Inc.	668	64,242
Regency Centers Corp. REIT	962	64,204
Vornado Realty Trust REIT	1,000	64,100
E*TRADE Financial Corp.	1,409	62,841
Raymond James Financial, Inc.	727	61,468
Franklin Resources, Inc.	1,695	58,986
Everest Re Group Ltd.	234	57,840
Federal Realty Investment Trust REIT	431	55,496
Torchmark Corp.	582	52,066
Iron Mountain, Inc. REIT	1,652	51,708
Western Union Co.	2,480	49,327
Zions Bancorp North America	1,051	48,325
Invesco Ltd.	2,307	47,201
Kimco Realty Corp. REIT	2,431	44,925
Apartment Investment & Management Co. — Class A REIT	857	42,953
Unum Group	1,220	40,931
SL Green Realty Corp. REIT	485	38,979
People's United Financial, Inc.	2,271	38,107
Assurant, Inc.	354	37,658
Alliance Data Systems Corp.	259	36,294
Jefferies Financial Group, Inc.	1,459	28,057
Affiliated Managers Group, Inc.	295	27,181
Macerich Co. REIT	610	20,429
Total Financial		25,245,453
Technology - 14.3%
Microsoft Corp.	44,128	5,911,387
Apple, Inc.	25,173	4,982,240
Intel Corp.	25,783	1,234,232
Adobe, Inc.*	2,810	827,966
Oracle Corp.	13,975	796,156
International Business Machines Corp.	5,106	704,117
Accenture plc — Class A	3,673	678,660
salesforce.com, Inc.*	4,471	678,385

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Technology - 14.3% (continued)
Broadcom, Inc.	2,279	$656,033
Texas Instruments, Inc.	5,403	620,048
NVIDIA Corp.	3,507	575,955
QUALCOMM, Inc.	7,001	532,566
Intuit, Inc.	1,493	390,166
Micron Technology, Inc.*	6,374	245,973
Applied Materials, Inc.	5,390	242,065
Analog Devices, Inc.	2,129	240,300
Fidelity National Information Services, Inc.	1,865	228,798
Activision Blizzard, Inc.	4,411	208,199
Cognizant Technology Solutions Corp. — Class A	3,279	207,856
Fiserv, Inc.*	2,260	206,022
Autodesk, Inc.*	1,264	205,906
Red Hat, Inc.*	1,024	192,266
HP, Inc.	8,675	180,353
Electronic Arts, Inc.*	1,708	172,952
Xilinx, Inc.	1,462	172,399
Lam Research Corp.	863	162,106
Advanced Micro Devices, Inc.*	5,107	155,100
Paychex, Inc.	1,842	151,578
Cerner Corp.	1,874	137,364
Microchip Technology, Inc.[1]	1,370	118,779
MSCI, Inc. — Class A	488	116,530
Hewlett Packard Enterprise Co.	7,712	115,295
Cadence Design Systems, Inc.*	1,618	114,571
Synopsys, Inc.*	863	111,059
KLA-Tencor Corp.	931	110,044
ANSYS, Inc.*	483	98,928
Maxim Integrated Products, Inc.	1,569	93,858
NetApp, Inc.	1,422	87,738
Broadridge Financial Solutions, Inc.	669	85,418
DXC Technology Co.	1,545	85,207
Western Digital Corp.	1,687	80,217
Skyworks Solutions, Inc.	994	76,806
Akamai Technologies, Inc.*	944	75,652
Take-Two Interactive Software, Inc.*	647	73,454
Citrix Systems, Inc.	720	70,661
Seagate Technology plc	1,451	68,371
Fortinet, Inc.*	835	64,153
Jack Henry & Associates, Inc.	444	59,460
Qorvo, Inc.*	686	45,694
Xerox Corp.	1,125	39,836
IPG Photonics Corp.*	205	31,621
Total Technology		23,520,500
Communications - 12.8%
Amazon.com, Inc.*	2,382	4,510,627
Facebook, Inc. — Class A*	13,835	2,670,155
Alphabet, Inc. — Class C*	1,765	1,907,806
Alphabet, Inc. — Class A*	1,724	1,866,747
AT&T, Inc.	42,026	1,408,291
Walt Disney Co.	10,053	1,403,801
Verizon Communications, Inc.	23,816	1,360,608
Cisco Systems, Inc.	24,653	1,349,259
Comcast Corp. — Class A	26,082	1,102,747
Netflix, Inc.*	2,518	924,912
Booking Holdings, Inc.*	249	466,803
Charter Communications, Inc. — Class A*	991	391,623
eBay, Inc.	4,718	186,361
Motorola Solutions, Inc.	949	158,227
Corning, Inc.	4,519	150,166
Twitter, Inc.*	4,205	146,754
VeriSign, Inc.*	603	126,123
Omnicom Group, Inc.	1,268	103,913
CBS Corp. — Class B	2,027	101,147
Expedia Group, Inc.	681	90,593
Arista Networks, Inc.*	304	78,924
Symantec Corp.	3,560	77,466
Fox Corp. — Class A	2,040	74,746
CenturyLink, Inc.	5,525	64,974
Viacom, Inc. — Class B	2,037	60,845
Discovery, Inc. — Class C*	2,076	59,062
Juniper Networks, Inc.	1,982	52,781
DISH Network Corp. — Class A*	1,329	51,047
Interpublic Group of Companies, Inc.	2,229	50,353
F5 Networks, Inc.*	344	50,097
Fox Corp. — Class B	935	34,156
News Corp. — Class A	2,220	29,948
Discovery, Inc. — Class A*	909	27,906
TripAdvisor, Inc.*	596	27,589
News Corp. — Class B	713	9,954
Total Communications		21,176,511
Industrial - 7.9%
Boeing Co.	3,013	1,096,762
Honeywell International, Inc.	4,191	731,707
Union Pacific Corp.	4,076	689,292
United Technologies Corp.	4,671	608,164
3M Co.	3,320	575,489
General Electric Co.	50,219	527,299
Lockheed Martin Corp.	1,416	514,773
Caterpillar, Inc.	3,293	448,803
United Parcel Service, Inc. — Class B	4,017	414,836
CSX Corp.	4,427	342,517
Northrop Grumman Corp.	978	316,002
Norfolk Southern Corp.	1,532	305,374
Deere & Co.	1,826	302,586
General Dynamics Corp.	1,563	284,185
Raytheon Co.	1,604	278,903
Illinois Tool Works, Inc.	1,726	260,298
Waste Management, Inc.	2,250	259,582
Emerson Electric Co.	3,539	236,122
FedEx Corp.	1,381	226,746
Roper Technologies, Inc.	598	219,024
Eaton Corporation plc	2,436	202,870
Johnson Controls International plc	4,583	189,324
TE Connectivity Ltd.	1,940	185,813
Ingersoll-Rand plc	1,389	175,945
Amphenol Corp. — Class A	1,720	165,017
Cummins, Inc.	834	142,898
Fortive Corp.	1,698	138,421
TransDigm Group, Inc.*	282	136,432
Agilent Technologies, Inc.	1,820	135,899
Ball Corp.	1,927	134,871
Harris Corp.	680	128,608

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Industrial - 7.9% (continued)
Stanley Black & Decker, Inc.	873	$126,245
Parker-Hannifin Corp.	738	125,467
Mettler-Toledo International, Inc.*	143	120,120
AMETEK, Inc.	1,312	119,182
L3 Technologies, Inc.	458	112,288
Rockwell Automation, Inc.	682	111,732
Republic Services, Inc. — Class A	1,240	107,434
Amcor plc*	9,346	107,385
Vulcan Materials Co.	761	104,493
Keysight Technologies, Inc.*	1,084	97,354
Xylem, Inc.	1,036	86,651
Waters Corp.*	400	86,096
Dover Corp.	837	83,867
Martin Marietta Materials, Inc.	360	82,839
Expeditors International of Washington, Inc.	991	75,177
Textron, Inc.	1,340	71,074
Kansas City Southern	579	70,534
Wabtec Corp.[1]	932	66,880
Masco Corp.	1,691	66,355
CH Robinson Worldwide, Inc.	786	66,299
PerkinElmer, Inc.	639	61,561
Allegion plc	541	59,808
Arconic, Inc.	2,299	59,360
Garmin Ltd.	698	55,700
Jacobs Engineering Group, Inc.	660	55,697
Westrock Co.	1,480	53,976
Huntington Ingalls Industries, Inc.	239	53,713
Snap-on, Inc.	319	52,839
Packaging Corporation of America	544	51,854
Fortune Brands Home & Security, Inc.	805	45,990
J.B. Hunt Transport Services, Inc.	501	45,796
FLIR Systems, Inc.	780	42,198
Flowserve Corp.	755	39,781
Sealed Air Corp.	897	38,374
AO Smith Corp.	813	38,341
Pentair plc	910	33,852
Total Industrial		13,050,874
Consumer, Cyclical - 7.1%
Home Depot, Inc.	6,337	1,317,906
McDonald's Corp.	4,397	913,081
Walmart, Inc.	8,056	890,107
Costco Wholesale Corp.	2,533	669,371
NIKE, Inc. — Class B	7,236	607,462
Starbucks Corp.	6,975	584,714
Lowe's Companies, Inc.	4,509	455,003
TJX Companies, Inc.	6,984	369,314
General Motors Co.	7,596	292,674
Target Corp.	2,950	255,500
Walgreens Boots Alliance, Inc.	4,476	244,703
Ford Motor Co.	22,565	230,840
Marriott International, Inc. — Class A	1,591	223,201
Ross Stores, Inc.	2,116	209,738
Dollar General Corp.	1,488	201,118
Yum! Brands, Inc.	1,762	195,001
Delta Air Lines, Inc.	3,431	194,709
O'Reilly Automotive, Inc.*	451	166,563
Hilton Worldwide Holdings, Inc.	1,676	163,812
VF Corp.	1,875	163,781
AutoZone, Inc.*	141	155,025
Dollar Tree, Inc.*	1,367	146,802
PACCAR, Inc.	1,995	142,961
Southwest Airlines Co.	2,815	142,946
Aptiv plc	1,485	120,033
Royal Caribbean Cruises Ltd.	990	119,998
United Continental Holdings, Inc.*	1,273	111,451
Ulta Beauty, Inc.*	320	111,005
Fastenal Co.	3,296	107,417
Carnival Corp.	2,306	107,344
Chipotle Mexican Grill, Inc. — Class A*	140	102,603
Best Buy Company, Inc.	1,338	93,299
Genuine Parts Co.	841	87,111
Copart, Inc.*	1,160	86,698
Darden Restaurants, Inc.	708	86,185
DR Horton, Inc.	1,956	84,363
MGM Resorts International	2,939	83,967
CarMax, Inc.*	957	83,096
Lennar Corp. — Class A	1,644	79,668
Tractor Supply Co.	695	75,616
American Airlines Group, Inc.	2,279	74,318
Hasbro, Inc.	666	70,383
WW Grainger, Inc.	259	69,471
Wynn Resorts Ltd.	558	69,187
Norwegian Cruise Line Holdings Ltd.*	1,240	66,501
Advance Auto Parts, Inc.	413	63,660
Tiffany & Co.	622	58,244
Tapestry, Inc.	1,671	53,021
Mohawk Industries, Inc.*	355	52,352
Whirlpool Corp.	365	51,961
BorgWarner, Inc.	1,194	50,124
LKQ Corp.*	1,808	48,111
PulteGroup, Inc.	1,468	46,418
Alaska Air Group, Inc.	711	45,440
Kohl's Corp.	933	44,364
PVH Corp.	431	40,790
Macy's, Inc.	1,778	38,156
Hanesbrands, Inc.	2,081	35,835
Newell Brands, Inc.	2,242	34,572
L Brands, Inc.	1,321	34,478
Ralph Lauren Corp. — Class A	300	34,077
Harley-Davidson, Inc.	915	32,785
Capri Holdings Ltd.*	869	30,137
Leggett & Platt, Inc.	756	29,008
Under Armour, Inc. — Class A*	1,083	27,454
Foot Locker, Inc.	647	27,122
Under Armour, Inc. — Class C*	1,119	24,842
Gap, Inc.	1,219	21,905
Nordstrom, Inc.[1]	606	19,307
Total Consumer, Cyclical		11,770,209
Energy - 4.3%
Exxon Mobil Corp.	24,366	1,867,167
Chevron Corp.	10,969	1,364,982

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 85.2% (continued)
Energy - 4.3% (continued)
ConocoPhillips	6,509	$397,049
Schlumberger Ltd.	7,976	316,966
EOG Resources, Inc.	3,341	311,248
Kinder Morgan, Inc.	11,211	234,086
Phillips 66	2,405	224,964
Occidental Petroleum Corp.	4,308	216,606
Marathon Petroleum Corp.	3,816	213,238
Valero Energy Corp.	2,402	205,635
Anadarko Petroleum Corp.	2,892	204,060
Williams Companies, Inc.	6,978	195,663
ONEOK, Inc.	2,377	163,561
Pioneer Natural Resources Co.	970	149,244
Concho Resources, Inc.	1,155	119,173
Halliburton Co.	5,033	114,450
Diamondback Energy, Inc.	891	97,092
Hess Corp.	1,467	93,257
Baker Hughes a GE Co.	2,965	73,028
Devon Energy Corp.	2,391	68,191
Marathon Oil Corp.	4,710	66,929
TechnipFMC plc	2,426	62,931
Apache Corp.	2,165	62,720
Noble Energy, Inc.	2,754	61,690
Cabot Oil & Gas Corp. — Class A	2,438	55,977
National Oilwell Varco, Inc.	2,223	49,417
HollyFrontier Corp.	905	41,883
Cimarex Energy Co.	584	34,649
Helmerich & Payne, Inc.	636	32,194
Total Energy		7,098,050
Utilities - 2.8%
NextEra Energy, Inc.	2,758	565,004
Duke Energy Corp.	4,193	369,990
Dominion Energy, Inc.	4,621	357,296
Southern Co.	5,994	331,348
Exelon Corp.	5,591	268,033
American Electric Power Company, Inc.	2,841	250,036
Sempra Energy	1,580	217,155
Xcel Energy, Inc.	2,964	176,328
Public Service Enterprise Group, Inc.	2,911	171,225
Consolidated Edison, Inc.	1,884	165,189
WEC Energy Group, Inc.	1,817	151,483
Eversource Energy	1,849	140,080
DTE Energy Co.	1,055	134,913
PPL Corp.	4,156	128,878
Edison International	1,876	126,461
FirstEnergy Corp.	2,907	124,449
American Water Works Company, Inc.	1,040	120,640
Entergy Corp.	1,093	112,503
Ameren Corp.	1,414	106,206
CMS Energy Corp.	1,634	94,625
Evergy, Inc.	1,405	84,511
CenterPoint Energy, Inc.	2,892	82,798
Atmos Energy Corp.	673	71,042
Alliant Energy Corp.	1,361	66,798
AES Corp.	3,822	64,057
NiSource, Inc.	2,149	61,891
Pinnacle West Capital Corp.	647	60,876
NRG Energy, Inc.	1,539	54,050
Total Utilities		4,657,865
Basic Materials - 1.9%
Linde plc	3,126	627,701
DuPont de Nemours, Inc.	4,312	323,702
Ecolab, Inc.	1,461	288,460
Air Products & Chemicals, Inc.	1,268	287,037
Sherwin-Williams Co.	468	214,480
Dow, Inc.	4,312	212,625
Newmont Goldcorp Corp.	4,720	181,579
PPG Industries, Inc.	1,359	158,609
LyondellBasell Industries N.V. — Class A	1,748	150,555
International Paper Co.	2,288	99,116
Freeport-McMoRan, Inc.	8,353	96,978
Nucor Corp.	1,755	96,700
International Flavors & Fragrances, Inc.[1]	584	84,733
Celanese Corp. — Class A	729	78,586
FMC Corp.	758	62,876
Eastman Chemical Co.	798	62,108
CF Industries Holdings, Inc.	1,273	59,462
Mosaic Co.	2,044	51,161
Albemarle Corp.	610	42,950
Total Basic Materials		3,179,418
Total Common Stocks
(Cost $102,646,869)		140,714,844

	Face Amount
U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
2.12% due 08/01/19[2]	$270,000	269,533
2.11% due 07/16/19[2,3]	108,000	107,908
Total U.S. Treasury Bills
(Cost $377,381)		377,441

REPURCHASE AGREEMENTS††,4 - 13.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[5]	14,951,077	14,951,077
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[5]	3,714,103	3,714,103
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[5]	3,714,103	3,714,103
Total Repurchase Agreements
(Cost $22,379,283)		22,379,283

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[7]	196,904	196,904
Total Securities Lending Collateral
(Cost $196,904)		196,904
Total Investments - 99.1%
(Cost $125,600,437)		$163,668,472
Other Assets & Liabilities, net - 0.9%		1,514,688
Total Net Assets - 100.0%		$165,183,160

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Future Contracts Purchased†
S&P 500 Index Mini Futures Contracts	37	Sep 2019	$5,445,013	$43,993

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P 500 Index	2.82%	At Maturity	07/29/19	4,066	$11,960,902	$97,386
BNP Paribas	S&P 500 Index	2.85%	At Maturity	07/29/19	1,693	4,980,751	47,373
Barclays Bank plc	S&P 500 Index	2.82%	At Maturity	07/31/19	784	2,305,318	21,926
						$19,246,971	$166,685

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2019.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$140,714,844	$—	$—	$140,714,844
U.S. Treasury Bills	—	377,441	—	377,441
Repurchase Agreements	—	22,379,283	—	22,379,283
Securities Lending Collateral	196,904	—	—	196,904
Equity Futures Contracts**	43,993	—	—	43,993
Equity Index Swap Agreements**	—	166,685	—	166,685
Total Assets	$140,955,741	$22,923,409	$—	$163,879,150

**	This derivative is reported as unrealized appreciation/depreciation at period end.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 27.9%
Thermo Fisher Scientific, Inc.	6,441	$1,891,593
Vertex Pharmaceuticals, Inc.*	8,953	1,641,801
Church & Dwight Company, Inc.	17,957	1,311,938
Cintas Corp.	5,205	1,235,094
WellCare Health Plans, Inc.*	4,110	1,171,638
DaVita, Inc.*	19,482	1,096,057
Constellation Brands, Inc. — Class A	5,454	1,074,111
Edwards Lifesciences Corp.*	5,765	1,065,026
Boston Scientific Corp.*	24,309	1,044,801
Kellogg Co.	19,150	1,025,866
Monster Beverage Corp.*	15,977	1,019,812
IHS Markit Ltd.*	15,898	1,013,021
Gartner, Inc.*	6,278	1,010,381
McCormick & Company, Inc.	6,513	1,009,580
PayPal Holdings, Inc.*	8,349	955,627
Hormel Foods Corp.	23,567	955,406
Abbott Laboratories	10,896	916,354
Global Payments, Inc.	5,692	911,460
Eli Lilly & Co.	7,878	872,804
Zimmer Biomet Holdings, Inc.	7,003	824,533
Intuitive Surgical, Inc.*	1,567	821,970
Humana, Inc.	2,858	758,228
Lamb Weston Holdings, Inc.	11,473	726,929
HCA Healthcare, Inc.	5,166	698,288
Pfizer, Inc.	15,282	662,016
Merck & Company, Inc.	7,086	594,161
Automatic Data Processing, Inc.	3,507	579,812
Medtronic plc	5,904	574,990
S&P Global, Inc.	2,485	566,058
Clorox Co.	3,426	524,555
Illumina, Inc.*	1,411	519,460
Total Consumer, Non-cyclical		29,073,370
Technology - 15.6%
Autodesk, Inc.*	11,385	1,854,616
salesforce.com, Inc.*	11,412	1,731,543
Advanced Micro Devices, Inc.*	48,118	1,461,343
Intuit, Inc.	4,587	1,198,721
Take-Two Interactive Software, Inc.*	10,546	1,197,287
Adobe, Inc.*	3,310	975,292
ANSYS, Inc.*	4,750	972,895
Red Hat, Inc.*	4,858	912,138
Fortinet, Inc.*	11,748	902,599
Cerner Corp.	12,157	891,108
Xilinx, Inc.	7,538	888,881
Fidelity National Information Services, Inc.	6,641	814,718
Akamai Technologies, Inc.*	9,451	757,403
Broadcom, Inc.	2,330	670,714
Broadridge Financial Solutions, Inc.	4,913	627,292
NetApp, Inc.	7,008	432,394
Total Technology		16,288,944
Consumer, Cyclical - 12.1%
Ulta Beauty, Inc.*	6,704	2,325,550
O'Reilly Automotive, Inc.*	3,465	1,279,694
WW Grainger, Inc.	4,417	1,184,772
Tractor Supply Co.	10,133	1,102,470
Yum! Brands, Inc.	8,840	978,323
Dollar General Corp.	7,092	958,555
Chipotle Mexican Grill, Inc. — Class A*	1,205	883,120
VF Corp.	9,828	858,476
Fastenal Co.	24,710	805,299
TJX Companies, Inc.	15,186	803,036
Hilton Worldwide Holdings, Inc.	7,837	765,988
AutoZone, Inc.*	557	612,405
Total Consumer, Cyclical		12,557,688
Industrial - 11.5%
Keysight Technologies, Inc.*	26,887	2,414,721
CSX Corp.	26,164	2,024,309
Waste Management, Inc.	13,370	1,542,497
TransDigm Group, Inc.*	2,854	1,380,765
Ingersoll-Rand plc	7,153	906,071
Union Pacific Corp.	4,147	701,299
Xylem, Inc.	8,256	690,532
Expeditors International of Washington, Inc.	8,786	666,506
Roper Technologies, Inc.	1,555	569,534
AMETEK, Inc.	5,922	537,955
Boeing Co.	1,420	516,894
Total Industrial		11,951,083
Energy - 9.3%
Devon Energy Corp.	68,890	1,964,743
Diamondback Energy, Inc.	14,117	1,538,329
ConocoPhillips	23,523	1,434,903
Anadarko Petroleum Corp.	16,367	1,154,856
HollyFrontier Corp.	22,807	1,055,508
Marathon Oil Corp.	65,325	928,268
Apache Corp.	31,607	915,655
Occidental Petroleum Corp.	14,340	721,015
Total Energy		9,713,277
Communications - 8.9%
Netflix, Inc.*	5,498	2,019,525
Motorola Solutions, Inc.	8,078	1,346,845
Verizon Communications, Inc.	16,356	934,418
Cisco Systems, Inc.	16,457	900,692
Facebook, Inc. — Class A*	4,273	824,689
Twitter, Inc.*	23,270	812,123
VeriSign, Inc.*	3,326	695,666
Amazon.com, Inc.*	350	662,771
Alphabet, Inc. — Class C*	501	541,536
Alphabet, Inc. — Class A*	483	522,992
Total Communications		9,261,257
Financial - 8.5%
SVB Financial Group*	5,997	1,346,866
Intercontinental Exchange, Inc.	14,492	1,245,442
Welltower, Inc. REIT	14,462	1,179,087
U.S. Bancorp	17,677	926,275
Mastercard, Inc. — Class A	3,067	811,313
Apartment Investment & Management Co. — Class A REIT	16,161	809,989
Cboe Global Markets, Inc.	7,698	797,744
First Republic Bank	6,971	680,718
HCP, Inc. REIT	17,461	558,403
Alliance Data Systems Corp.	3,874	542,864
Total Financial		8,898,701

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 3.6%
Ameren Corp.	14,921	$1,120,716
NRG Energy, Inc.	26,564	932,928
Pinnacle West Capital Corp.	9,499	893,761
NextEra Energy, Inc.	3,755	769,249
Total Utilities		3,716,654
Basic Materials - 2.2%
Air Products & Chemicals, Inc.	5,486	1,241,866
Ecolab, Inc.	5,046	996,282
Total Basic Materials		2,238,148
Total Common Stocks
(Cost $93,955,812)		103,699,122

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$438,555	438,555
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	108,945	108,945
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	108,945	108,945
Total Repurchase Agreements
(Cost $656,445)		656,445
Total Investments - 100.2%
(Cost $94,612,257)		$104,355,567
Other Assets & Liabilities, net - (0.2)%		(189,174)
Total Net Assets - 100.0%		$104,166,393

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Fund

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$103,699,122	$—	$—	$103,699,122
Repurchase Agreements	—	656,445	—	656,445
Total Assets	$103,699,122	$656,445	$—	$104,355,567

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 34.9%
MetLife, Inc.	21,129	$1,049,477
Prudential Financial, Inc.	10,357	1,046,057
Lincoln National Corp.	12,979	836,497
Loews Corp.	14,703	803,813
Unum Group	23,918	802,449
Jefferies Financial Group, Inc.	39,839	766,104
Assurant, Inc.	6,579	699,874
Principal Financial Group, Inc.	11,724	679,054
Invesco Ltd.	32,359	662,065
Hartford Financial Services Group, Inc.	10,837	603,838
Citizens Financial Group, Inc.	16,921	598,327
Allstate Corp.	5,880	597,937
Everest Re Group Ltd.	2,360	583,345
Capital One Financial Corp.	6,206	563,132
American International Group, Inc.	10,205	543,722
Goldman Sachs Group, Inc.	2,609	533,801
Morgan Stanley	10,613	464,956
Synchrony Financial	12,330	427,481
Citigroup, Inc.	5,879	411,706
Chubb Ltd.	2,770	407,993
People's United Financial, Inc.	24,149	405,220
Aflac, Inc.	7,245	397,099
Travelers Companies, Inc.	2,507	374,847
Bank of America Corp.	12,460	361,340
Fifth Third Bancorp	12,608	351,763
SunTrust Banks, Inc.	5,090	319,907
Regions Financial Corp.	19,851	296,574
KeyCorp	14,659	260,197
State Street Corp.	4,640	260,118
Zions Bancorp North America	5,511	253,396
PNC Financial Services Group, Inc.	1,742	239,142
Kimco Realty Corp. REIT	12,902	238,429
Bank of New York Mellon Corp.	5,323	235,010
Raymond James Financial, Inc.	2,680	226,594
Wells Fargo & Co.	4,521	213,934
Affiliated Managers Group, Inc.	2,218	204,367
BB&T Corp.	4,065	199,713
Huntington Bancshares, Inc.	13,962	192,955
Total Financial		18,112,233
Consumer, Cyclical - 19.3%
Ford Motor Co.	123,359	1,261,963
Lennar Corp. — Class A	17,356	841,072
General Motors Co.	20,726	798,573
Mohawk Industries, Inc.*	3,980	586,931
PulteGroup, Inc.	17,570	555,563
DR Horton, Inc.	11,800	508,934
Target Corp.	5,697	493,417
Best Buy Company, Inc.	6,335	441,740
PVH Corp.	4,181	395,690
BorgWarner, Inc.	8,805	369,634
LKQ Corp.*	13,451	357,931
Kohl's Corp.	7,226	343,596
Whirlpool Corp.	2,221	316,182
PACCAR, Inc.	4,370	313,154
United Continental Holdings, Inc.*	3,344	292,767
Dollar Tree, Inc.*	2,700	289,953
American Airlines Group, Inc.	8,610	280,772
Walmart, Inc.	2,268	250,591
MGM Resorts International	8,020	229,131
Alaska Air Group, Inc.	3,313	211,734
Gap, Inc.	11,476	206,224
Norwegian Cruise Line Holdings Ltd.*	3,550	190,386
Walgreens Boots Alliance, Inc.	3,202	175,053
Delta Air Lines, Inc.	3,077	174,620
Carnival Corp.	3,000	139,650
Total Consumer, Cyclical		10,025,261
Consumer, Non-cyclical - 16.4%
Coty, Inc. — Class A	82,345	1,103,423
Tyson Foods, Inc. — Class A	10,249	827,504
Quanta Services, Inc.	19,679	751,541
Archer-Daniels-Midland Co.	17,502	714,082
McKesson Corp.	4,443	597,095
AmerisourceBergen Corp. — Class A	6,317	538,587
Cardinal Health, Inc.	10,980	517,158
Allergan plc	3,040	508,987
Molson Coors Brewing Co. — Class B	8,571	479,976
Kroger Co.	22,069	479,118
JM Smucker Co.	3,151	362,964
CVS Health Corp.	6,601	359,688
Kraft Heinz Co.	10,360	321,574
Laboratory Corporation of America Holdings*	1,600	276,640
Centene Corp.*	5,250	275,310
Anthem, Inc.	800	225,768
Mylan N.V.*	7,466	142,153
Corteva, Inc.	1,419	41,960
Total Consumer, Non-cyclical		8,523,528
Energy - 10.9%
Baker Hughes a GE Co.	42,443	1,045,371
Valero Energy Corp.	11,663	998,470
TechnipFMC plc	30,071	780,042
Phillips 66	7,552	706,414
Marathon Petroleum Corp.	11,150	623,062
Noble Energy, Inc.	17,883	400,579
National Oilwell Varco, Inc.	15,800	351,234
Kinder Morgan, Inc.	14,242	297,373
Chevron Corp.	2,334	290,443
Helmerich & Payne, Inc.	3,300	167,046
Total Energy		5,660,034
Technology - 5.7%
Hewlett Packard Enterprise Co.	45,784	684,471
Western Digital Corp.	13,667	649,866
Xerox Corp.	17,616	623,783
DXC Technology Co.	8,230	453,884
Micron Technology, Inc.*	9,990	385,514
HP, Inc.	7,660	159,251
Total Technology		2,956,769
Communications - 4.0%
AT&T, Inc.	14,797	495,848
CenturyLink, Inc.	41,695	490,333
Viacom, Inc. — Class B	12,521	374,002
DISH Network Corp. — Class A*	9,294	356,983
News Corp. — Class A	19,638	264,917

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 4.0% (continued)
News Corp. — Class B	6,294	$87,864
Total Communications		2,069,947
Industrial - 3.8%
Jacobs Engineering Group, Inc.	6,807	574,443
Westrock Co.	15,357	560,070
Johnson Controls International plc	10,371	428,426
Arconic, Inc.	9,420	243,224
Textron, Inc.	3,428	181,821
Total Industrial		1,987,984
Utilities - 2.6%
Exelon Corp.	7,194	344,880
Edison International	3,690	248,743
Consolidated Edison, Inc.	2,410	211,309
CenterPoint Energy, Inc.	6,670	190,962
Duke Energy Corp.	1,954	172,421
Evergy, Inc.	2,820	169,623
Total Utilities		1,337,938
Basic Materials - 2.0%
Nucor Corp.	6,564	361,676
International Paper Co.	6,220	269,450
LyondellBasell Industries N.V. — Class A	2,310	198,960
DuPont de Nemours, Inc.	1,419	106,525
Dow, Inc.	1,419	69,971
Total Basic Materials		1,006,582
Total Common Stocks
(Cost $48,384,449)		51,680,276

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$199,188	199,188
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	49,482	49,482
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	49,482	49,482
Total Repurchase Agreements
(Cost $298,152)		298,152
Total Investments - 100.2%
(Cost $48,682,601)		$51,978,428
Other Assets & Liabilities, net - (0.2)%		(91,720)
Total Net Assets - 100.0%		$51,886,708

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,680,276	$—	$—	$51,680,276
Repurchase Agreements	—	298,152	—	298,152
Total Assets	$51,680,276	$298,152	$—	$51,978,428

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 28.4%
Amedisys, Inc.*	10,180	$1,235,954
PRA Health Sciences, Inc.*	10,531	1,044,148
Globus Medical, Inc. — Class A*	23,650	1,000,395
Molina Healthcare, Inc.*	6,169	883,031
Avanos Medical, Inc.*	20,210	881,358
LiveRamp Holdings, Inc.*	17,620	854,218
Insperity, Inc.	5,660	691,312
ASGN, Inc.*	11,270	682,962
STERIS plc	4,530	674,426
Helen of Troy Ltd.*	5,130	669,927
Service Corporation International	14,280	668,018
Post Holdings, Inc.*	5,720	594,708
Mallinckrodt plc*	63,966	587,208
Bio-Rad Laboratories, Inc. — Class A*	1,780	556,410
Encompass Health Corp.	8,710	551,865
Boston Beer Company, Inc. — Class A*,1	1,440	543,974
Sabre Corp.	23,940	531,468
Integra LifeSciences Holdings Corp.*	9,393	524,599
LivaNova plc*	6,502	467,884
WEX, Inc.*	2,160	449,496
Chemed Corp.	1,170	422,183
Masimo Corp.*	2,729	406,130
Green Dot Corp. — Class A*	7,850	383,865
Haemonetics Corp.*	2,890	347,783
Adtalem Global Education, Inc.*	7,650	344,633
Ligand Pharmaceuticals, Inc. — Class B*	2,710	309,347
Lancaster Colony Corp.	1,700	252,620
Weight Watchers International, Inc.*	6,240	119,184
Total Consumer, Non-cyclical		16,679,106
Consumer, Cyclical - 15.5%
Eldorado Resorts, Inc.*,1	37,054	1,707,078
Churchill Downs, Inc.	11,791	1,356,790
Deckers Outdoor Corp.*	6,590	1,159,642
Scientific Games Corp. — Class A*	37,125	735,817
Domino's Pizza, Inc.	2,488	692,360
Live Nation Entertainment, Inc.*	10,410	689,663
Wendy's Co.	34,296	671,516
Urban Outfitters, Inc.*	28,629	651,310
Brinker International, Inc.	12,508	492,190
Wyndham Hotels & Resorts, Inc.	8,718	485,942
Pool Corp.	2,207	421,537
Total Consumer, Cyclical		9,063,845
Financial - 14.5%
Primerica, Inc.	9,800	1,175,510
LendingTree, Inc.*,1	2,360	991,271
Medical Properties Trust, Inc. REIT	52,645	918,129
American Campus Communities, Inc. REIT	16,819	776,365
CyrusOne, Inc. REIT	11,655	672,727
UMB Financial Corp.	10,215	672,351
SLM Corp.	69,150	672,138
Omega Healthcare Investors, Inc. REIT	17,093	628,168
Brown & Brown, Inc.	16,830	563,805
National Retail Properties, Inc. REIT	10,512	557,241
First Financial Bankshares, Inc.	17,110	526,817
Life Storage, Inc. REIT	3,690	350,845
Total Financial		8,505,367
Technology - 12.3%
Fair Isaac Corp.*	2,881	904,692
MAXIMUS, Inc.	11,066	802,728
Cypress Semiconductor Corp.	35,700	793,968
Semtech Corp.*	16,500	792,825
j2 Global, Inc.	8,601	764,543
CommVault Systems, Inc.*	13,030	646,548
Zebra Technologies Corp. — Class A*	2,940	615,900
Leidos Holdings, Inc.	7,490	598,076
PTC, Inc.*	6,310	566,386
Silicon Laboratories, Inc.*	3,675	379,995
ACI Worldwide, Inc.*	10,700	367,438
Total Technology		7,233,099
Industrial - 8.1%
ITT, Inc.	13,480	882,670
Axon Enterprise, Inc.*	10,900	699,889
Lennox International, Inc.	2,020	555,500
Woodward, Inc.	4,740	536,378
Curtiss-Wright Corp.	3,640	462,753
Kennametal, Inc.	12,250	453,128
Trimble, Inc.*	9,265	417,944
IDEX Corp.	2,310	397,644
MSA Safety, Inc.	2,990	315,116
Total Industrial		4,721,022
Energy - 8.0%
Murphy Oil Corp.	38,780	955,927
QEP Resources, Inc.*	129,100	933,393
Equitrans Midstream Corp.	43,160	850,684
Callon Petroleum Co.*	115,140	758,772
CNX Resources Corp.*	97,290	711,190
Ensco Rowan plc — Class A1	53,670	457,805
Total Energy		4,667,771
Communications - 6.4%
Ciena Corp.*	22,886	941,301
New York Times Co. — Class A	27,711	903,933
World Wrestling Entertainment, Inc. — Class A	12,367	893,021
FactSet Research Systems, Inc.	1,871	536,154
Yelp, Inc. — Class A*	14,358	490,756
Total Communications		3,765,165
Basic Materials - 3.9%
Allegheny Technologies, Inc.*	47,555	1,198,386
Chemours Co.	24,864	596,736
RPM International, Inc.	8,036	491,080
Total Basic Materials		2,286,202
Utilities - 2.5%
Black Hills Corp.	8,364	653,814
National Fuel Gas Co.	8,279	436,717

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 2.5% (continued)
UGI Corp.	6,898	$368,422
Total Utilities		1,458,953
Total Common Stocks
(Cost $49,720,565)		58,380,530

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$226,884	226,884
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	56,362	56,362
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	56,362	56,362
Total Repurchase Agreements
(Cost $339,608)		339,608

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	2,782,220	2,782,220
Total Securities Lending Collateral
(Cost $2,782,220)		2,782,220
Total Investments - 104.9%
(Cost $52,842,393)		$61,502,358
Other Assets & Liabilities, net - (4.9)%		(2,849,098)
Total Net Assets - 100.0%		$58,653,260

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,380,530	$—	$—	$58,380,530
Repurchase Agreements	—	339,608	—	339,608
Securities Lending Collateral	2,782,220	—	—	2,782,220
Total Assets	$61,162,750	$339,608	$—	$61,502,358

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 98.8%
Industrial - 27.3%
Ryder System, Inc.	7,676	$447,511
Tech Data Corp.*	4,049	423,525
AECOM*	11,066	418,848
SYNNEX Corp.	4,039	397,438
Fluor Corp.	10,750	362,167
Avnet, Inc.	7,865	356,048
Arrow Electronics, Inc.*	4,770	339,958
Jabil, Inc.	9,700	306,520
AGCO Corp.	3,258	252,723
Resideo Technologies, Inc.*	11,350	248,792
Trinity Industries, Inc.	11,922	247,382
Colfax Corp.*	8,100	227,043
Knight-Swift Transportation Holdings, Inc.[1]	5,970	196,055
MasTec, Inc.*	3,670	189,115
EMCOR Group, Inc.	1,885	166,069
Oshkosh Corp.	1,820	151,952
Owens-Illinois, Inc.	8,155	140,837
Terex Corp.	4,010	125,914
Granite Construction, Inc.	2,600	125,268
Belden, Inc.	1,945	115,864
Timken Co.	2,215	113,718
Silgan Holdings, Inc.	3,570	109,242
Worthington Industries, Inc.	2,350	94,611
Werner Enterprises, Inc.	2,590	80,497
Total Industrial		5,637,097
Consumer, Cyclical - 25.3%
World Fuel Services Corp.	13,851	498,082
KB Home	19,130	492,215
Dana, Inc.	22,430	447,254
AutoNation, Inc.*	10,552	442,551
Bed Bath & Beyond, Inc.[1]	37,405	434,646
Goodyear Tire & Rubber Co.	24,570	375,921
Dillard's, Inc. — Class A1	5,973	371,999
TRI Pointe Group, Inc.*	27,485	328,995
Toll Brothers, Inc.	7,725	282,890
Delphi Technologies plc	12,030	240,600
Dick's Sporting Goods, Inc.	6,570	227,519
Thor Industries, Inc.	3,740	218,603
Caesars Entertainment Corp.*	17,690	209,096
JetBlue Airways Corp.*	9,526	176,136
Adient plc	6,720	163,094
Marriott Vacations Worldwide Corp.	1,616	155,782
Casey's General Stores, Inc.	601	93,750
Signet Jewelers Ltd.	2,705	48,365
Total Consumer, Cyclical		5,207,498
Financial - 18.5%
Legg Mason, Inc.	10,734	410,897
Brighthouse Financial, Inc.*	8,790	322,505
Navient Corp.	19,400	264,810
Reinsurance Group of America, Inc. — Class A	1,623	253,237
Bank OZK	6,535	196,638
Stifel Financial Corp.	3,250	191,945
Janus Henderson Group plc	8,950	191,530
Alleghany Corp.*	253	172,321
CNO Financial Group, Inc.	10,066	167,901
New York Community Bancorp, Inc.	16,420	163,872
Old Republic International Corp.	7,224	161,673
First American Financial Corp.	2,990	160,563
Alexander & Baldwin, Inc. REIT	6,260	144,606
Sabra Health Care REIT, Inc.	6,553	129,028
PacWest Bancorp	3,195	124,062
Jones Lang LaSalle, Inc.	720	101,297
Associated Banc-Corp.	4,745	100,309
Umpqua Holdings Corp.	5,889	97,699
Washington Federal, Inc.	2,770	96,756
Hancock Whitney Corp.	2,407	96,424
Senior Housing Properties Trust REIT	10,785	89,192
First Horizon National Corp.	5,657	84,459
Pinnacle Financial Partners, Inc.	1,441	82,829
Total Financial		3,804,553
Consumer, Non-cyclical - 8.5%
ManpowerGroup, Inc.	4,041	390,361
Avis Budget Group, Inc.*	8,164	287,046
Patterson Companies, Inc.	10,014	229,321
Acadia Healthcare Company, Inc.*	5,538	193,553
Sanderson Farms, Inc.	1,164	158,956
Graham Holdings Co. — Class B	217	149,736
Hain Celestial Group, Inc.*	6,105	133,700
TreeHouse Foods, Inc.*	2,075	112,257
MEDNAX, Inc.*	4,155	104,831
Total Consumer, Non-cyclical		1,759,761
Basic Materials - 8.5%
Reliance Steel & Aluminum Co.	3,672	347,445
United States Steel Corp.	19,682	301,331
Olin Corp.	12,600	276,066
Domtar Corp.	4,772	212,497
Commercial Metals Co.	11,708	208,988
Carpenter Technology Corp.	3,805	182,564
Minerals Technologies, Inc.	2,185	116,919
Steel Dynamics, Inc.	3,640	109,928
Total Basic Materials		1,755,738
Energy - 8.1%
McDermott International, Inc.*	58,246	562,656
Murphy USA, Inc.*	2,869	241,082
Oceaneering International, Inc.*	9,801	199,843
Patterson-UTI Energy, Inc.	16,573	190,755
SM Energy Co.	10,484	131,260
Oasis Petroleum, Inc.*	21,445	121,807
Range Resources Corp.	16,803	117,285
Equities Corp.	7,311	115,587
Total Energy		1,680,275
Technology - 1.4%
CACI International, Inc. — Class A*	552	112,934
Perspecta, Inc.	4,010	93,874
NetScout Systems, Inc.*	3,196	81,146
Total Technology		287,954
Communications - 1.2%
Telephone & Data Systems, Inc.	7,811	237,454
Total Common Stocks
(Cost $19,605,015)		20,370,330

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$101,999	$101,999
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	25,338	25,338
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	25,339	25,339
Total Repurchase Agreements
(Cost $152,676)		152,676

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	617,798	617,798
Total Securities Lending Collateral
(Cost $617,798)		617,798
Total Investments - 102.5%
(Cost $20,375,489)		$21,140,804
Other Assets & Liabilities, net - (2.5)%		(521,859)
Total Net Assets - 100.0%		$20,618,945

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,370,330	$—	$—	$20,370,330
Repurchase Agreements	—	152,676	—	152,676
Securities Lending Collateral	617,798	—	—	617,798
Total Assets	$20,988,128	$152,676	$—	$21,140,804

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0%
Consumer, Non-cyclical - 30.3%
Avon Products, Inc.*	69,460	$269,504
NeoGenomics, Inc.*	8,950	196,363
Medpace Holdings, Inc.*	2,400	157,008
CONMED Corp.	1,650	141,190
Tactile Systems Technology, Inc.*	2,440	138,885
Cardiovascular Systems, Inc.*	3,030	130,078
Medifast, Inc.	970	124,451
Career Education Corp.*	5,760	109,843
Supernus Pharmaceuticals, Inc.*	3,093	102,348
Repligen Corp.*	1,130	97,124
Luminex Corp.	4,286	88,463
Innoviva, Inc.*	5,962	86,807
Arrowhead Pharmaceuticals, Inc.*	3,270	86,655
AngioDynamics, Inc.*	4,355	85,750
Harsco Corp.*	3,098	85,009
Inter Parfums, Inc.	1,267	84,243
Eagle Pharmaceuticals, Inc.*	1,440	80,179
WD-40 Co.	486	77,293
Neogen Corp.*	1,212	75,277
Integer Holdings Corp.*	830	69,654
Ensign Group, Inc.	1,145	65,173
Cardtronics plc — Class A*	2,200	60,104
Heska Corp.*	704	59,960
Monro, Inc.	680	58,004
HMS Holdings Corp.*	1,730	56,035
CorVel Corp.*	632	54,990
Strategic Education, Inc.	290	51,620
Care.com, Inc.*	4,580	50,289
American Public Education, Inc.*	1,640	48,511
REGENXBIO, Inc.*	830	42,637
Corcept Therapeutics, Inc.*	3,801	42,381
Merit Medical Systems, Inc.*	695	41,394
Amphastar Pharmaceuticals, Inc.*	1,875	39,581
Addus HomeCare Corp.*	500	37,475
AMN Healthcare Services, Inc.*	674	36,565
CryoLife, Inc.*	1,130	33,821
Forrester Research, Inc.	710	33,391
Surmodics, Inc.*	759	32,766
Endo International plc*	6,330	26,080
BioTelemetry, Inc.*	495	23,834
Spectrum Pharmaceuticals, Inc.*	2,530	21,783
Vanda Pharmaceuticals, Inc.*	1,510	21,276
Meridian Bioscience, Inc.	1,780	21,146
Tivity Health, Inc.*	1,265	20,797
Total Consumer, Non-cyclical		3,265,737
Financial - 16.3%
Innovative Industrial Properties, Inc. REIT[1]	1,750	216,230
Agree Realty Corp. REIT	1,610	103,121
eHealth, Inc.*	1,165	100,306
Blucora, Inc.*	3,150	95,666
Four Corners Property Trust, Inc. REIT	3,368	92,047
RLI Corp.	1,060	90,853
Redwood Trust, Inc. REIT	5,000	82,650
United Fire Group, Inc.	1,550	75,113
Old National Bancorp	4,213	69,894
Armada Hoffler Properties, Inc. REIT	4,220	69,841
Triumph Bancorp, Inc.*	2,263	65,740
Independent Bank Corp.	860	65,489
HCI Group, Inc.	1,530	61,919
LegacyTexas Financial Group, Inc.	1,462	59,518
Community Bank System, Inc.	870	57,281
Easterly Government Properties, Inc. REIT	2,930	53,062
Universal Insurance Holdings, Inc.	1,740	48,546
Urstadt Biddle Properties, Inc. — Class A REIT	2,310	48,510
City Holding Co.	620	47,281
Marcus & Millichap, Inc.*	1,370	42,264
Washington Prime Group, Inc. REIT[1]	10,772	41,149
Seacoast Banking Corporation of Florida*	1,579	40,170
Community Healthcare Trust, Inc. REIT	970	38,228
Glacier Bancorp, Inc.	860	34,873
Westamerica Bancorporation	530	32,653
National Storage Affiliates Trust REIT	1,120	32,413
Total Financial		1,764,817
Consumer, Cyclical - 16.0%
Shake Shack, Inc. — Class A*	2,656	191,763
Wingstop, Inc.	1,554	147,241
iRobot Corp.*,1	1,244	114,000
Sleep Number Corp.*	2,266	91,524
BJ's Restaurants, Inc.	1,980	87,001
Guess?, Inc.[1]	5,230	84,464
Shoe Carnival, Inc.[1]	2,950	81,420
Regis Corp.*	4,810	79,846
Allegiant Travel Co. — Class A	490	70,315
FirstCash, Inc.	690	69,014
Children's Place, Inc.	720	68,674
Cavco Industries, Inc.*	417	65,694
Marcus Corp.	1,980	65,261
Dorman Products, Inc.*	719	62,653
UniFirst Corp.	310	58,457
Ruth's Hospitality Group, Inc.	2,560	58,138
Mobile Mini, Inc.	1,570	47,775
Dine Brands Global, Inc.	490	46,780
Tailored Brands, Inc.[1]	7,180	41,429
Crocs, Inc.*	2,030	40,092
El Pollo Loco Holdings, Inc.*	3,710	39,549
Dave & Buster's Entertainment, Inc.	976	39,499
Ascena Retail Group, Inc.*	60,820	37,100
Kontoor Brands, Inc.*	1,230	34,465
Total Consumer, Cyclical		1,722,154
Industrial - 10.3%
KEMET Corp.	8,046	151,345
DXP Enterprises, Inc.*	2,733	103,554
SPX Corp.*	2,860	94,437

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Industrial - 10.3% (continued)
Vicor Corp.*	3,011	$93,492
Matson, Inc.	2,400	93,240
Franklin Electric Company, Inc.	1,566	74,385
Proto Labs, Inc.*	570	66,131
AeroVironment, Inc.*	1,090	61,879
Mesa Laboratories, Inc.	250	61,085
ESCO Technologies, Inc.	700	57,834
Exponent, Inc.	930	54,442
Albany International Corp. — Class A	630	52,233
Aerojet Rocketdyne Holdings, Inc.*	879	39,353
Raven Industries, Inc.	1,030	36,957
National Presto Industries, Inc.	390	36,383
US Ecology, Inc.	560	33,342
Total Industrial		1,110,092
Technology - 9.3%
Nanometrics, Inc.*	4,294	149,045
SPS Commerce, Inc.*	1,158	118,359
Tabula Rasa HealthCare, Inc.*	1,900	94,867
Unisys Corp.*,1	9,678	94,070
Bottomline Technologies DE, Inc.*	2,063	91,267
Cabot Microelectronics Corp.	666	73,313
Omnicell, Inc.*	799	68,738
Brooks Automation, Inc.	1,570	60,837
Virtusa Corp.*	1,310	58,203
CTS Corp.	1,970	54,333
Agilysys, Inc.*	2,472	53,074
3D Systems Corp.*,1	5,037	45,837
NextGen Healthcare, Inc.*	1,965	39,104
Total Technology		1,001,047
Energy - 8.2%
ProPetro Holding Corp.*	6,460	133,722
Renewable Energy Group, Inc.*	7,535	119,505
DMC Global, Inc.	1,820	115,297
SunCoke Energy, Inc.*	11,567	102,715
KLX Energy Services Holdings, Inc.*	4,216	86,133
Archrock, Inc.	7,064	74,878
HighPoint Resources Corp.*	39,690	72,236
Denbury Resources, Inc.*	57,620	71,449
Penn Virginia Corp.*	2,249	68,999
Carrizo Oil & Gas, Inc.*	4,440	44,489
Total Energy		889,423
Communications - 5.9%
Perficient, Inc.*	4,720	161,991
Iridium Communications, Inc.*	4,900	113,974
Liquidity Services, Inc.*	9,580	58,342
8x8, Inc.*	2,160	52,056
QuinStreet, Inc.*	3,278	51,956
EW Scripps Co. — Class A	3,357	51,328
Harmonic, Inc.*	8,460	46,953
Viavi Solutions, Inc.*	3,080	40,933
ATN International, Inc.	680	39,257
Stamps.com, Inc.*	540	24,446
Total Communications		641,236
Basic Materials - 2.7%
Kaiser Aluminum Corp.	1,100	107,371
Innospec, Inc.	970	88,503
Hawkins, Inc.	1,560	67,719
Quaker Chemical Corp.	160	32,461
Total Basic Materials		296,054
Total Common Stocks
(Cost $9,726,066)		10,690,560

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$39,637	39,637
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	9,847	9,847
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	9,847	9,847
Total Repurchase Agreements
(Cost $59,331)		59,331

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	515,115	515,115
Total Securities Lending Collateral
(Cost $515,115)		515,115
Total Investments - 104.4%
(Cost $10,300,512)		$11,265,006
Other Assets & Liabilities, net - (4.4)%		(478,575)
Total Net Assets - 100.0%		$10,786,431

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,690,560	$—	$—	$10,690,560
Repurchase Agreements	—	59,331	—	59,331
Securities Lending Collateral	515,115	—	—	515,115
Total Assets	$11,205,675	$59,331	$—	$11,265,006

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Cyclical - 38.0%
Sonic Automotive, Inc. — Class A	5,772	$134,776
William Lyon Homes — Class A*	6,816	124,256
Group 1 Automotive, Inc.	1,517	124,227
Century Communities, Inc.*	4,011	106,612
Hibbett Sports, Inc.*	5,516	100,391
M/I Homes, Inc.*	3,499	99,862
GMS, Inc.*	4,203	92,466
Meritage Homes Corp.*	1,755	90,102
Winnebago Industries, Inc.	2,328	89,977
American Axle & Manufacturing Holdings, Inc.*	7,015	89,511
Lithia Motors, Inc. — Class A	747	88,729
Genesco, Inc.*	1,617	68,383
Core-Mark Holding Company, Inc.	1,453	57,713
MDC Holdings, Inc.	1,754	57,496
EZCORP, Inc. — Class A*	5,668	53,676
Anixter International, Inc.*	892	53,261
Red Robin Gourmet Burgers, Inc.*	1,723	52,672
ScanSource, Inc.*	1,609	52,389
Zumiez, Inc.*	1,978	51,626
Office Depot, Inc.	24,704	50,890
Vista Outdoor, Inc.*	5,593	49,666
Wabash National Corp.	3,008	48,940
Lumber Liquidators Holdings, Inc.*	3,876	44,768
Veritiv Corp.*	2,235	43,404
Cato Corp. — Class A	3,486	42,947
Chico's FAS, Inc.	12,132	40,885
Abercrombie & Fitch Co. — Class A	2,508	40,228
MarineMax, Inc.*	2,428	39,916
Titan International, Inc.	7,860	38,436
LGI Homes, Inc.*	533	38,072
Cooper-Standard Holdings, Inc.*	828	37,939
J.C. Penney Company, Inc.*,1	32,762	37,349
Express, Inc.*	13,443	36,699
Vitamin Shoppe, Inc.*	9,229	36,362
Big Lots, Inc.	1,254	35,877
Conn's, Inc.*	2,002	35,676
Superior Industries International, Inc.	9,228	31,929
Haverty Furniture Companies, Inc.	1,587	27,027
Ethan Allen Interiors, Inc.	1,162	24,472
Caleres, Inc.	1,162	23,147
Vera Bradley, Inc.*	1,883	22,596
SkyWest, Inc.	366	22,205
Motorcar Parts of America, Inc.*	1,037	22,202
Cooper Tire & Rubber Co.	660	20,823
Barnes & Noble, Inc.	2,797	18,712
G-III Apparel Group Ltd.*	629	18,505
Bloomin' Brands, Inc.	952	18,002
Unifi, Inc.*	957	17,389
Barnes & Noble Education, Inc.*	4,724	15,873
Fossil Group, Inc.*	1,129	12,984
Kirkland's, Inc.*	4,564	10,315
GameStop Corp. — Class A1	1,471	8,046
Total Consumer, Cyclical		2,600,406
Industrial - 20.2%
Griffon Corp.	6,338	107,239
Boise Cascade Co.	2,440	68,589
Universal Forest Products, Inc.	1,770	67,366
Olympic Steel, Inc.	4,484	61,206
MYR Group, Inc.*	1,612	60,208
TTM Technologies, Inc.*	5,802	59,181
Atlas Air Worldwide Holdings, Inc.*	1,246	55,621
Multi-Color Corp.	1,068	53,368
Lydall, Inc.*	2,597	52,459
Sanmina Corp.*	1,708	51,718
Arcosa, Inc.	1,335	50,236
Benchmark Electronics, Inc.	1,978	49,687
TimkenSteel Corp.*	6,067	49,325
Patrick Industries, Inc.*	980	48,206
ArcBest Corp.	1,487	41,800
Echo Global Logistics, Inc.*	1,999	41,719
CIRCOR International, Inc.*	868	39,928
Ichor Holdings Ltd.*	1,639	38,746
SEACOR Holdings, Inc.*	776	36,868
US Concrete, Inc.*	725	36,025
TopBuild Corp.*	417	34,511
Briggs & Stratton Corp.	3,251	33,290
Aegion Corp. — Class A*	1,796	33,046
Greenbrier Companies, Inc.	865	26,296
Powell Industries, Inc.	689	26,182
Encore Wire Corp.	391	22,905
Comtech Telecommunications Corp.	776	21,813
SPX FLOW, Inc.*	508	21,265
Astec Industries, Inc.	619	20,155
Mueller Industries, Inc.	677	19,816
Apogee Enterprises, Inc.	449	19,505
Bel Fuse, Inc. — Class B	1,034	17,754
Tredegar Corp.	924	15,357
Total Industrial		1,381,390
Consumer, Non-cyclical - 12.9%
Kelly Services, Inc. — Class A	3,693	96,720
Magellan Health, Inc.*	1,194	88,631
ABM Industries, Inc.	1,819	72,760
Rent-A-Center, Inc.*	2,335	62,181
Cross Country Healthcare, Inc.*	6,419	60,210
United Natural Foods, Inc.*	6,325	56,735
Andersons, Inc.	2,060	56,114
Seneca Foods Corp. — Class A*	1,815	50,511
SpartanNash Co.	4,240	49,481
Quanex Building Products Corp.	1,915	36,175
TrueBlue, Inc.*	1,562	34,458
Universal Corp.	475	28,866
Invacare Corp.	5,402	28,036
Team, Inc.*	1,755	26,886
Lannett Company, Inc.*	4,125	24,998
Assertio Therapeutics, Inc.*	5,485	18,923
Diplomat Pharmacy, Inc.*	2,896	17,637
Matthews International Corp. — Class A	420	14,637
Select Medical Holdings Corp.*	831	13,188
Owens & Minor, Inc.	4,086	13,075

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 12.9% (continued)
Dean Foods Co.	13,520	$12,490
Central Garden & Pet Co. — Class A*	383	9,437
LSC Communications, Inc.	2,388	8,764
Central Garden & Pet Co.*	94	2,533
Total Consumer, Non-cyclical		883,446
Financial - 9.2%
Realogy Holdings Corp.	9,968	72,168
Encore Capital Group, Inc.*	1,918	64,963
International. FCStone, Inc.*	1,353	53,565
iStar, Inc. REIT	3,758	46,674
Ambac Financial Group, Inc.*	2,393	40,322
Customers Bancorp, Inc.*	1,765	37,065
Stewart Information Services Corp.	754	30,529
Third Point Reinsurance Ltd.*	2,546	26,275
Opus Bank	1,107	23,369
Summit Hotel Properties, Inc. REIT	2,032	23,307
Invesco Mortgage Capital, Inc. REIT	1,426	22,987
Capstead Mortgage Corp. REIT	2,637	22,019
PennyMac Mortgage Investment Trust REIT	902	19,691
Horace Mann Educators Corp.	456	18,372
PRA Group, Inc.*	629	17,700
Hersha Hospitality Trust REIT	1,038	17,169
CBL & Associates Properties, Inc. REIT	16,249	16,899
Pacific Premier Bancorp, Inc.	531	16,397
Xenia Hotels & Resorts, Inc. REIT	772	16,096
Hope Bancorp, Inc.	1,137	15,668
Apollo Commercial Real Estate Finance, Inc. REIT	740	13,609
Cedar Realty Trust, Inc. REIT	4,634	12,280
Total Financial		627,124
Basic Materials - 6.8%
PH Glatfelter Co.	5,725	96,638
Kraton Corp.*	2,332	72,455
Mercer International, Inc.	3,886	60,116
Clearwater Paper Corp.*	2,889	53,418
Century Aluminum Co.*	6,694	46,256
Rayonier Advanced Materials, Inc.	5,854	37,992
Koppers Holdings, Inc.*	1,199	35,203
AdvanSix, Inc.*	858	20,961
Innophos Holdings, Inc.	692	20,144
Schweitzer-Mauduit International, Inc.	602	19,974
Total Basic Materials		463,157
Energy - 6.6%
Par Pacific Holdings, Inc.*	2,924	60,001
US Silica Holdings, Inc.	4,247	54,319
Green Plains, Inc.	4,425	47,701
Helix Energy Solutions Group, Inc.*	4,512	38,939
REX American Resources Corp.*	454	33,097
SRC Energy, Inc.*	5,197	25,777
Laredo Petroleum, Inc.*	8,728	25,311
Newpark Resources, Inc.*	3,405	25,265
C&J Energy Services, Inc.*	1,962	23,112
Gulfport Energy Corp.*	4,292	21,074
Matrix Service Co.*	1,024	20,746
Diamond Offshore Drilling, Inc.*,1	2,325	20,623
Oil States International, Inc.*	988	18,081
Superior Energy Services, Inc.*	11,860	15,418
Exterran Corp.*	1,019	14,490
Ring Energy, Inc.*	2,409	7,829
Total Energy		451,783
Technology - 4.3%
Ultra Clean Holdings, Inc.*	9,521	132,532
Insight Enterprises, Inc.*	1,156	67,279
Photronics, Inc.*	3,318	27,208
Pitney Bowes, Inc.	4,541	19,435
Sykes Enterprises, Inc.*	618	16,971
Donnelley Financial Solutions, Inc.*	1,138	15,181
TiVo Corp.	1,706	12,573
Total Technology		291,179
Communications - 1.6%
Gannett Company, Inc.	5,256	42,889
New Media Investment Group, Inc.	3,461	32,672
Digi International, Inc.*	1,519	19,261
Frontier Communications Corp.*,1	7,737	13,539
Total Communications		108,361
Total Common Stocks
(Cost $5,875,935)		6,806,846

RIGHTS††† - 0.0%
A Schulman, Inc.*,2	1,520	–
Total Rights
(Cost $─)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$13,870	13,870
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	3,446	3,446
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	3,445	3,445
Total Repurchase Agreements
(Cost $20,761)		20,761

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[5]	$34,754	$34,754
Total Securities Lending Collateral
(Cost $34,754)		34,754
Total Investments - 100.4%
(Cost $5,931,450)		$6,862,361
Other Assets & Liabilities, net - (0.4)%		(27,393)
Total Net Assets - 100.0%		$6,834,968

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at June 30, 2019. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of June 30, 2019.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,806,846	$—	$—		$6,806,846
Rights	—	—	—	*	—
Repurchase Agreements	—	20,761	—		20,761
Securities Lending Collateral	34,754	—	—		34,754
Total Assets	$6,841,600	$20,761	$—		$6,862,361

*	Security has a market value of $0.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 47.9%
Guggenheim Strategy Fund II1	60,102	$1,491,737
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	129,747	1,292,282
Total Mutual Funds
(Cost $2,785,874)		2,784,019

	Face Amount
FEDERAL AGENCY NOTES†† - 11.7%
Federal Farm Credit Bank
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	$500,000	500,922
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	180,000	180,458
Total Federal Agency Notes
(Cost $680,000)		681,380

U.S. TREASURY BILLS†† - 2.6%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	153,000	152,869
Total U.S. Treasury Bills
(Cost $152,860)		152,869

REPURCHASE AGREEMENTS††,5 - 36.9%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	1,433,101	1,433,101
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	356,007	356,007
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	356,007	356,007
Total Repurchase Agreements
(Cost $2,145,115)		2,145,115
Total Investments - 99.1%
(Cost $5,763,849)		$5,763,383
Other Assets & Liabilities, net - 0.9%		52,409
Total Net Assets - 100.0%		$5,815,792

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	101	Sep 2019	$9,666,710	$(74,200)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/19/19	19,982	$1,913,066	$(14,524)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2019.

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,784,019	$—	$—	$2,784,019
Federal Agency Notes	—	681,380	—	681,380
U.S. Treasury Bills	—	152,869	—	152,869
Repurchase Agreements	—	2,145,115	—	2,145,115
Total Assets	$2,784,019	$2,979,364	$—	$5,763,383

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$74,200	$—	$—	$74,200
Currency Index Swap Agreements**	—	14,524	—	14,524
Total Liabilities	$74,200	$14,524	$—	$88,724

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,491,136	$–	$–	$–	$601	$1,491,737	60,102	$10,944
Guggenheim Ultra Short Duration Fund - Institutional Class	1,493,579	–	(200,000)	(954)	(343)	1,292,282	129,747	10,164
	$2,984,715	$–	$(200,000)	$(954)	$258	$2,784,019		$21,108

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Software - 28.5%
Microsoft Corp.	22,015	$2,949,129
Oracle Corp.	23,008	1,310,766
Adobe, Inc.*	3,739	1,101,696
salesforce.com, Inc.*	6,520	989,280
Intuit, Inc.	2,910	760,470
VMware, Inc. — Class A	4,510	754,117
ServiceNow, Inc.*	2,350	645,240
Workday, Inc. — Class A*	3,013	619,413
Fidelity National Information Services, Inc.	4,803	589,232
Activision Blizzard, Inc.	12,146	573,291
Fiserv, Inc.*	6,109	556,896
Autodesk, Inc.*	3,332	542,783
Red Hat, Inc.*	2,860	536,994
Electronic Arts, Inc.*	5,270	533,640
Paychex, Inc.	6,004	494,069
First Data Corp. — Class A*	17,385	470,612
Cadence Design Systems, Inc.*	5,827	412,610
Synopsys, Inc.*	3,163	407,046
Splunk, Inc.*	3,230	406,173
NetEase, Inc. ADR	1,544	394,909
ANSYS, Inc.*	1,885	386,086
Twilio, Inc. — Class A*	2,829	385,734
Atlassian Corporation plc — Class A*	2,942	384,931
Momo, Inc. ADR	10,616	380,053
Broadridge Financial Solutions, Inc.	2,795	356,866
SS&C Technologies Holdings, Inc.	6,110	351,997
Akamai Technologies, Inc.*	4,262	341,557
Paycom Software, Inc.*	1,481	335,772
Take-Two Interactive Software, Inc.*	2,945	334,346
Citrix Systems, Inc.	3,375	331,223
Dropbox, Inc. — Class A*	11,988	300,299
PTC, Inc.*	3,342	299,978
Jack Henry & Associates, Inc.	2,222	297,570
Aspen Technology, Inc.*	2,200	273,416
DocuSign, Inc.*	5,320	264,457
CDK Global, Inc.	4,639	229,352
Total Software		20,302,003
Semiconductors - 19.9%
Intel Corp.	28,526	1,365,540
Broadcom, Inc.	3,545	1,020,464
Texas Instruments, Inc.	8,508	976,378
NVIDIA Corp.	5,818	955,490
QUALCOMM, Inc.	11,995	912,460
Micron Technology, Inc.*	17,211	664,172
Applied Materials, Inc.	13,844	621,734
Analog Devices, Inc.	5,364	605,435
NXP Semiconductor N.V.	5,723	558,622
Advanced Micro Devices, Inc.*	17,642	535,787
Xilinx, Inc.	4,429	522,268
Lam Research Corp.	2,671	501,721
Taiwan Semiconductor Manufacturing Company Ltd. ADR	11,232	439,957
Microchip Technology, Inc.[1]	4,927	427,171
KLA-Tencor Corp.	3,517	415,709
ASML Holding N.V. — Class G	1,850	384,670
Maxim Integrated Products, Inc.	6,390	382,250
Marvell Technology Group Ltd.	15,474	369,364
Skyworks Solutions, Inc.	4,492	347,097
ON Semiconductor Corp.*	13,697	276,816
IPG Photonics Corp.*	1,785	275,336
Teradyne, Inc.	5,706	273,374
Qorvo, Inc.*	4,047	269,571
Cypress Semiconductor Corp.	11,932	265,368
Monolithic Power Systems, Inc.	1,700	230,826
Cree, Inc.*	3,974	223,259
Entegris, Inc.	5,552	207,201
MKS Instruments, Inc.	2,495	194,336
Total Semiconductors		14,222,376
Internet - 17.2%
Alphabet, Inc. — Class A*	2,312	2,503,434
Facebook, Inc. — Class A*	11,336	2,187,848
Baidu, Inc. ADR*	5,705	669,539
Twitter, Inc.*	13,644	476,176
VeriSign, Inc.*	2,218	463,917
Match Group, Inc.[1]	6,074	408,598
Palo Alto Networks, Inc.*	1,998	407,112
IAC/InterActiveCorp*	1,843	400,908
Weibo Corp. ADR*,1	8,809	383,632
CDW Corp.	3,438	381,618
Shopify, Inc. — Class A*	1,194	358,379
Symantec Corp.	16,064	349,553
YY, Inc. ADR*	4,919	342,805
Okta, Inc.*	2,734	337,676
Wix.com Ltd.*	2,315	328,961
GoDaddy, Inc. — Class A*	4,626	324,514
Autohome, Inc. ADR*,1	3,746	320,733
Zillow Group, Inc. — Class C*,1	6,244	289,659
Zendesk, Inc.*	3,212	285,964
F5 Networks, Inc.*	1,913	278,590
Proofpoint, Inc.*	2,040	245,310
TripAdvisor, Inc.*	5,050	233,764
FireEye, Inc.*	11,280	167,057
Yelp, Inc. — Class A*	4,512	154,220
Total Internet		12,299,967
Computers - 12.3%
Apple, Inc.	14,100	2,790,672
International Business Machines Corp.	7,438	1,025,700
Accenture plc — Class A	3,407	629,511
Cognizant Technology Solutions Corp. — Class A	8,722	552,888
HP, Inc.	25,239	524,719
Hewlett Packard Enterprise Co.	27,945	417,778
Check Point Software Technologies Ltd.*	3,361	388,565
Western Digital Corp.	8,090	384,679
DXC Technology Co.	6,586	363,218
NetApp, Inc.	5,790	357,243
Fortinet, Inc.*	4,418	339,435
Seagate Technology plc	7,183	338,463
Amdocs Ltd.	4,390	272,575
Nutanix, Inc. — Class A*	7,643	198,259
Lumentum Holdings, Inc.*	3,704	197,831
Total Computers		8,781,536

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Commercial Services - 6.4%
PayPal Holdings, Inc.*	9,418	$1,077,984
Automatic Data Processing, Inc.	4,714	779,366
Worldpay, Inc. — Class A*	4,670	572,308
Square, Inc. — Class A*	7,089	514,165
Global Payments, Inc.	2,906	465,338
FleetCor Technologies, Inc.*	1,632	458,347
Total System Services, Inc.	3,455	443,173
Sabre Corp.	10,153	225,397
Total Commercial Services		4,536,078
Diversified Financial Services - 5.8%
Visa, Inc. — Class A	9,965	1,729,426
Mastercard, Inc. — Class A	5,746	1,519,989
Pagseguro Digital Ltd. — Class A*	9,140	356,186
Western Union Co.	13,644	271,379
Alliance Data Systems Corp.	1,822	255,317
Total Diversified Financial Services		4,132,297
Telecommunications - 4.8%
Cisco Systems, Inc.	25,250	1,381,932
Motorola Solutions, Inc.	2,927	488,019
Corning, Inc.	14,356	477,050
Arista Networks, Inc.*	1,615	419,286
Juniper Networks, Inc.	10,598	282,225
LogMeIn, Inc.	2,453	180,737
CommScope Holding Company, Inc.*	10,157	159,770
Total Telecommunications		3,389,019
Electronics - 2.5%
Amphenol Corp. — Class A	5,205	499,368
TE Connectivity Ltd.	3,821	365,975
Trimble, Inc.*	7,114	320,912
FLIR Systems, Inc.	4,710	254,811
Avnet, Inc.	4,660	210,958
Coherent, Inc.*	1,280	174,554
Total Electronics		1,826,578
Office & Business Equipment - 0.5%
Zebra Technologies Corp. — Class A*	1,544	323,453
Advertising - 0.4%
Trade Desk, Inc. — Class A*	1,265	288,142
Electrical Components & Equipment - 0.4%
Universal Display Corp.	1,486	279,457
Machinery-Diversified - 0.4%
Cognex Corp.	5,674	272,239
Energy-Alternate Sources - 0.4%
First Solar, Inc.*	3,844	252,474
Total Common Stocks
(Cost $50,595,506)		70,905,619

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.2%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$106,190	106,190
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	26,379	26,379
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	26,379	26,379
Total Repurchase Agreements
(Cost $158,948)		158,948

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	1,212,237	1,212,237
Total Securities Lending Collateral
(Cost $1,212,237)		1,212,237
Total Investments - 101.4%
(Cost $51,966,691)		$72,276,804
Other Assets & Liabilities, net - (1.4)%		(986,407)
Total Net Assets - 100.0%		$71,290,397

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$70,905,619	$—	$—	$70,905,619
Repurchase Agreements	—	158,948	—	158,948
Securities Lending Collateral	1,212,237	—	—	1,212,237
Total Assets	$72,117,856	$158,948	$—	$72,276,804

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 92.0%
AT&T, Inc.	18,102	$606,598
Verizon Communications, Inc.	10,239	584,954
Cisco Systems, Inc.	10,363	567,167
T-Mobile US, Inc.*	4,074	302,046
Motorola Solutions, Inc.	1,200	200,076
Sprint Corp.*	29,832	195,996
Arista Networks, Inc.*	660	171,349
CenturyLink, Inc.	11,806	138,839
Ubiquiti Networks, Inc.[1]	896	117,824
Juniper Networks, Inc.	4,349	115,814
Zayo Group Holdings, Inc.*	3,226	106,168
Ciena Corp.*	2,282	93,859
ViaSat, Inc.*	1,022	82,598
EchoStar Corp. — Class A*	1,808	80,131
Vodafone Group plc ADR	4,466	72,930
Telephone & Data Systems, Inc.	2,282	69,373
CommScope Holding Company, Inc.*	4,171	65,610
Finisar Corp.*	2,803	64,105
Iridium Communications, Inc.*	2,690	62,569
Intelsat S.A.*	2,819	54,829
InterDigital, Inc.	845	54,418
America Movil SAB de CV — Class L ADR	3,669	53,421
Acacia Communications, Inc.*	1,131	53,338
China Mobile Ltd. ADR	1,151	52,129
Shenandoah Telecommunications Co.	1,350	52,002
BCE, Inc.	1,104	50,210
Rogers Communications, Inc. — Class B	869	46,509
Telefonica Brasil S.A. ADR	3,519	45,817
KT Corp. ADR	3,701	45,781
Plantronics, Inc.	1,234	45,707
TELUS Corp.	1,213	44,772
SK Telecom Company Ltd. ADR	1,789	44,278
TIM Participacoes S.A. ADR	2,919	43,697
NETGEAR, Inc.*	1,319	33,357
Casa Systems, Inc.*	4,368	28,086
Total Telecommunications		4,446,357
Internet - 4.3%
F5 Networks, Inc.*	785	114,320
Cogent Communications Holdings, Inc.	1,068	63,397
Boingo Wireless, Inc.*	1,820	32,705
Total Internet		210,422
Computers - 2.8%
Lumentum Holdings, Inc.*	1,522	81,290
NetScout Systems, Inc.*	2,154	54,690
Total Computers		135,980
Electronics - 0.4%
Applied Optoelectronics, Inc.*	1,789	18,391
Total Common Stocks
(Cost $4,816,437)		4,811,150

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$14,628	14,628
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	3,634	3,634
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	3,633	3,633
Total Repurchase Agreements
(Cost $21,895)		21,895

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	81,606	81,606
Total Securities Lending Collateral
(Cost $81,606)		81,606
Total Investments - 101.7%
(Cost $4,919,938)		$4,914,651
Other Assets & Liabilities, net - (1.7)%		(80,457)
Total Net Assets - 100.0%		$4,834,194

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,811,150	$—	$—	$4,811,150
Repurchase Agreements	—	21,895	—	21,895
Securities Lending Collateral	81,606	—	—	81,606
Total Assets	$4,892,756	$21,895	$—	$4,914,651

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.2%
Transportation - 45.0%
Union Pacific Corp.	3,941	$666,462
United Parcel Service, Inc. — Class B	5,618	580,171
CSX Corp.	6,186	478,611
Norfolk Southern Corp.	2,226	443,708
FedEx Corp.	2,426	398,325
Expeditors International of Washington, Inc.	2,929	222,194
Kansas City Southern	1,779	216,718
Old Dominion Freight Line, Inc.	1,441	215,084
CH Robinson Worldwide, Inc.	2,486	209,694
J.B. Hunt Transport Services, Inc.	2,139	195,526
Genesee & Wyoming, Inc. — Class A*	1,481	148,100
Knight-Swift Transportation Holdings, Inc.[1]	4,494	147,583
XPO Logistics, Inc.*	2,510	145,103
Canadian Pacific Railway Ltd.	587	138,086
Kirby Corp.*	1,677	132,483
Landstar System, Inc.	1,202	129,804
Canadian National Railway Co.	1,386	128,177
ZTO Express Cayman, Inc. ADR	6,580	125,810
Ryder System, Inc.	1,872	109,138
Werner Enterprises, Inc.	2,951	91,717
Saia, Inc.*	1,260	81,484
Hub Group, Inc. — Class A*	1,792	75,228
Atlas Air Worldwide Holdings, Inc.*	1,556	69,460
ArcBest Corp.	1,896	53,296
Total Transportation		5,201,962
Airlines - 18.6%
Delta Air Lines, Inc.	6,556	372,053
Southwest Airlines Co.	6,238	316,766
United Continental Holdings, Inc.*	3,354	293,643
American Airlines Group, Inc.	7,200	234,792
Alaska Air Group, Inc.	2,711	173,260
JetBlue Airways Corp.*	7,662	141,670
Ryanair Holdings plc ADR*	1,874	120,198
Spirit Airlines, Inc.*	2,324	110,925
SkyWest, Inc.	1,798	109,085
Copa Holdings S.A. — Class A	1,090	106,351
Allegiant Travel Co. — Class A	673	96,575
Hawaiian Holdings, Inc.	2,625	72,004
Total Airlines		2,147,322
Auto Manufacturers - 13.7%
General Motors Co.	11,984	461,744
Ford Motor Co.	38,644	395,328
Tesla, Inc.*,1	1,741	389,044
Fiat Chrysler Automobiles N.V.	8,882	122,749
Ferrari N.V.	689	111,218
Tata Motors Ltd. ADR*	9,410	109,909
Total Auto Manufacturers		1,589,992
Auto Parts & Equipment - 13.4%
Aptiv plc	2,659	214,927
Lear Corp.	1,306	181,887
BorgWarner, Inc.	4,300	180,514
Magna International, Inc.	2,433	120,920
Delphi Technologies plc	6,006	120,120
Autoliv, Inc.	1,695	119,514
Goodyear Tire & Rubber Co.	7,613	116,479
Dana, Inc.	5,514	109,949
Adient plc	3,970	96,352
Visteon Corp.*	1,411	82,656
Cooper Tire & Rubber Co.	2,470	77,929
American Axle & Manufacturing Holdings, Inc.*	5,933	75,705
Tenneco, Inc. — Class A	5,320	58,999
Total Auto Parts & Equipment		1,555,951
Commercial Services - 3.9%
AMERCO	440	166,562
Macquarie Infrastructure Corp.	2,820	114,323
Avis Budget Group, Inc.*	2,853	100,312
Hertz Global Holdings, Inc.*,1	4,668	74,501
Total Commercial Services		455,698
Leisure Time - 2.2%
Harley-Davidson, Inc.	4,083	146,294
Fox Factory Holding Corp.*	1,352	111,553
Total Leisure Time		257,847
Electronics - 1.3%
Gentex Corp.	6,323	155,609
Home Builders - 1.0%
Thor Industries, Inc.	1,921	112,282
Total Common Stocks
(Cost $10,418,497)		11,476,663

RIGHTS† - 0.1%
Hertz Global Holdings, Inc.*	4,458	8,693
Total Rights
(Cost $–)		8,693

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.5%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$36,042	36,042
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	8,954	8,954
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	8,954	8,954
Total Repurchase Agreements
(Cost $53,950)		53,950

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 4.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 2.26%[4]	458,965	$458,965
Total Securities Lending Collateral
(Cost $458,965)		458,965
Total Investments - 103.7%
(Cost $10,931,412)		$11,998,271
Other Assets & Liabilities, net - (3.7)%		(426,376)
Total Net Assets - 100.0%		$11,571,895

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at June 30, 2019 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of June 30, 2019.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,476,663	$—	$—	$11,476,663
Rights	8,693	—	—	8,693
Repurchase Agreements	—	53,950	—	53,950
Securities Lending Collateral	458,965	—	—	458,965
Total Assets	$11,944,321	$53,950	$—	$11,998,271

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
COMMON STOCKS† - 99.8%
Electric - 83.6%
NextEra Energy, Inc.	28,593	$5,857,562
Duke Energy Corp.	53,721	4,740,341
Dominion Energy, Inc.	60,411	4,670,979
Southern Co.	81,103	4,483,374
Exelon Corp.	82,684	3,963,871
American Electric Power Company, Inc.	43,728	3,848,501
Sempra Energy	26,193	3,599,966
Xcel Energy, Inc.	54,555	3,245,477
Consolidated Edison, Inc.	36,382	3,189,974
Public Service Enterprise Group, Inc.	54,106	3,182,515
WEC Energy Group, Inc.	36,143	3,013,242
Eversource Energy	38,474	2,914,790
DTE Energy Co.	22,330	2,855,560
Edison International	41,753	2,814,570
PPL Corp.	89,983	2,790,373
FirstEnergy Corp.	65,045	2,784,576
Entergy Corp.	25,487	2,623,377
Ameren Corp.	33,616	2,524,898
CMS Energy Corp.	41,421	2,398,690
Avangrid, Inc.	46,063	2,326,182
Evergy, Inc.	37,469	2,253,760
CenterPoint Energy, Inc.	77,366	2,214,989
PG&E Corp.*	90,310	2,069,905
Alliant Energy Corp.	41,062	2,015,323
AES Corp.	118,666	1,988,842
Pinnacle West Capital Corp.	20,274	1,907,581
Vistra Energy Corp.	84,200	1,906,288
NRG Energy, Inc.	51,619	1,812,859
OGE Energy Corp.	40,445	1,721,339
IDACORP, Inc.	13,070	1,312,620
Portland General Electric Co.	23,911	1,295,259
Hawaiian Electric Industries, Inc.	29,573	1,287,904
Black Hills Corp.	16,203	1,266,589
ALLETE, Inc.	14,709	1,223,936
PNM Resources, Inc.	23,442	1,193,432
NorthWestern Corp.	15,587	1,124,602
Avista Corp.	22,664	1,010,814
Total Electric		95,434,860
Gas - 10.4%
Atmos Energy Corp.	19,753	2,085,127
NiSource, Inc.	67,049	1,931,011
UGI Corp.	34,035	1,817,809
ONE Gas, Inc.	14,255	1,287,226
National Fuel Gas Co.	23,643	1,247,168
New Jersey Resources Corp.	24,866	1,237,581
Spire, Inc.	14,525	1,218,938
South Jersey Industries, Inc.	30,998	1,045,563
Total Gas		11,870,423
Water - 3.9%
American Water Works Company, Inc.	23,261	2,698,276
Aqua America, Inc.	42,665	1,765,051
Total Water		4,463,327
Building Materials - 1.2%
MDU Resources Group, Inc.	51,778	1,335,872
Energy-Alternate Sources - 0.7%
Pattern Energy Group, Inc. — Class A	38,013	877,720
Pipelines - 0.0%
Kinder Morgan, Inc.	1	21
Total Common Stocks
(Cost $104,856,792)		113,982,223

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19	$305,882	305,882
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19	75,986	75,986
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19	75,986	75,986
Total Repurchase Agreements
(Cost $457,854)		457,854
Total Investments - 100.2%
(Cost $105,314,646)		$114,440,077
Other Assets & Liabilities, net - (0.2)%		(240,721)
Total Net Assets - 100.0%		$114,199,356

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$113,982,223	$—	$—	$113,982,223
Repurchase Agreements	—	457,854	—	457,854
Total Assets	$113,982,223	$457,854	$—	$114,440,077

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

	Shares	Value
MUTUAL FUNDS† - 25.6%
Guggenheim Strategy Fund II1	15,033	$373,124
Guggenheim Ultra Short Duration Fund - Institutional Class[1]	22,531	224,410
Total Mutual Funds
(Cost $597,719)		597,534

	Face Amount
FEDERAL AGENCY NOTES†† - 39.1%
Federal Farm Credit Bank
2.39% (3 Month U.S. Treasury Bill Rate + 0.29%, Rate Floor: 0.00%) due 04/11/22[2]	$400,000	400,106
2.70% (U.S. Prime Rate - 2.80%, Rate Floor: 0.00%) due 03/14/22[2]	250,000	250,461
2.69% (U.S. Prime Rate - 2.81%, Rate Floor: 0.00%) due 05/20/22[2]	60,000	60,153
Federal Home Loan Bank
2.27% (3 Month USD LIBOR - 0.14%, Rate Floor: 0.00%) due 12/18/20[2]	200,000	199,842
Total Federal Agency Notes
(Cost $909,846)		910,562

U.S. TREASURY BILLS†† - 7.4%
U.S. Treasury Bills
2.11% due 07/16/19[3,4]	173,000	172,853
Total U.S. Treasury Bills
(Cost $172,842)		172,853

REPURCHASE AGREEMENTS††,5 - 28.3%
JPMorgan Chase & Co. issued 06/28/19 at 2.53% due 07/01/19[6]	439,736	439,736
Bank of America Merrill Lynch issued 06/28/19 at 2.48% due 07/01/19[6]	109,238	109,238
Barclays Capital issued 06/28/19 at 2.40% due 07/01/19[6]	109,238	109,238
Total Repurchase Agreements
(Cost $658,212)		658,212
Total Investments - 100.4%
(Cost $2,338,619)		$2,339,161
Other Assets & Liabilities, net - (0.4)%		(10,288)
Total Net Assets - 100.0%		$2,328,873

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	40	Sep 2019	$3,828,400	$33,754

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	09/19/19	8,377	$801,955	$6,585

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Variable rate security. Rate indicated is the rate effective at June 30, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2019.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2019.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2019

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$597,534	$—	$—	$597,534
Federal Agency Notes	—	910,562	—	910,562
U.S. Treasury Bills	—	172,853	—	172,853
Repurchase Agreements	—	658,212	—	658,212
Currency Futures Contracts**	33,754	—	—	33,754
Currency Index Swap Agreements**	—	6,585	—	6,585
Total Assets	$631,288	$1,748,212	$—	$2,379,500

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2018, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180418000513/gug75569-ncsr.htm.

Transactions during the period ended June 30, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 03/31/19	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/19	Shares 06/30/19	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$372,974	$–	$–	$–	$150	$373,124	15,033	$2,738
Guggenheim Ultra Short Duration Fund - Institutional Class	274,635	–	(50,001)	(208)	(16)	224,410	22,531	1,748
	$647,609	$–	$(50,001)	$(208)	$134	$597,534		$4,486

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the following Funds:

Fund Name	Investment Company Type
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Non-diversified
Consumer Products Fund	Diversified
Dow Jones Industrial Average® Fund	Non-diversified
Electronics Fund	Non-diversified
Emerging Markets 2x Strategy Fund	Non-diversified
Emerging Markets Bond Strategy Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Financial Services Fund	Diversified
Government Long Bond 1.2x Strategy Fund	Non-diversified
Health Care Fund	Diversified
High Yield Strategy Fund	Non-diversified
Internet Fund	Diversified
Inverse Emerging Markets 2x Strategy Fund	Non-diversified
Inverse Government Long Bond Strategy Fund	Non-diversified
Inverse High Yield Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Leisure Fund	Diversified
Long Short Equity Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
Nova Fund	Non-diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® Fund	Non-diversified
S&P 500® Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Weakening Dollar 2x Strategy Fund	Non-diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value per share (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or a custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing total return or custom basket swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per event. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2019, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S. Treasury Bill
2.53%			0.00%
Due 07/01/19	$255,880,935	$255,934,883	11/29/19	$263,256,600	$260,998,648

Barclays Capital			U.S. Treasury Note
2.40%			1.88%
Due 07/01/19	63,565,201	63,577,914	07/31/22	64,081,100	64,836,536

Bank of America Merrill Lynch			U.S. Treasury Note
2.48%			1.38%
Due 07/01/19	63,565,201	63,578,337	02/29/20	44,993,300	44,982,038
			U.S. Treasury Bond
			2.75%
			08/15/42	18,733,100	19,854,512
				63,726,400	64,836,550

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2019, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$88,415	$90,143
Basic Materials Fund	1,163,725	1,182,551
Biotechnology Fund	3,171,980	3,182,615
Consumer Products Fund	1,099,262	1,113,628
Electronics Fund	377,413	387,033
Emerging Markets 2x Strategy Fund	17,761	18,194
Energy Fund	187,772	192,449
Energy Services Fund	555,455	566,703
Financial Services Fund	165,811	169,167
Health Care Fund	595,814	601,926
Internet Fund	725,200	745,241
Leisure Fund	551,803	553,456
Long Short Equity Fund	120,052	119,240	*
Mid-Cap 1.5x Strategy Fund	9,187	9,202
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	894,092	915,383
NASDAQ-100® Fund	8,907,576	9,113,755
Nova Fund	336,898	340,438
Precious Metals Fund	3,809,158	3,990,792
Real Estate Fund	239,969	243,920
Retailing Fund	698,769	708,154
Russell 2000® Fund	264,769	268,299
S&P 500® Fund	194,931	196,904
S&P MidCap 400® Pure Growth Fund	2,771,865	2,782,220
S&P MidCap 400® Pure Value Fund	615,981	617,798
S&P SmallCap 600® Pure Growth Fund	514,101	515,115
S&P SmallCap 600® Pure Value Fund	33,380	34,754
Technology Fund	1,182,588	1,212,237
Telecommunications Fund	80,084	81,606
Transportation Fund	452,381	458,965

*	Subsequent to June 30, 2019, additional collateral was received.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$11,627,329	$447,343	$-	$447,343
Basic Materials Fund	35,662,423	4,951,536	(508,616)	4,442,920
Biotechnology Fund	114,024,261	89,589,976	(1,734,222)	87,855,754
Consumer Products Fund	121,360,457	52,680,041	(2,139,336)	50,540,705
Dow Jones Industrial Average® Fund	39,795,348	2,340,742	(147,769)	2,192,973
Electronics Fund	17,144,059	–	(374,710)	(374,710)
Emerging Markets 2x Strategy Fund	7,138,565	249,102	(105,125)	143,977
Emerging Markets Bond Strategy Fund	8,389,687	83,668	–	83,668
Energy Fund	27,637,776	–	(7,770,104)	(7,770,104)
Energy Services Fund	15,708,931	–	(6,430,289)	(6,430,289)
Europe 1.25x Strategy Fund	5,788,629	4,584	(3,756)	828
Financial Services Fund	24,809,063	3,142,429	(103,530)	3,038,899
Government Long Bond 1.2x Strategy Fund	128,650,064	7,494,625	(77,196)	7,417,429
Health Care Fund	50,692,989	1,673,414	(1,145,113)	528,301
High Yield Strategy Fund	103,714,330	1,964,698	(48,764)	1,915,934
Internet Fund	25,826,037	508,078	(148,465)	359,613
Inverse Emerging Markets 2x Strategy Fund	1,127,891	–	(5,239)	(5,239)
Inverse Government Long Bond Strategy Fund	60,622,762	51,117	(2,112,344)	(2,061,227)
Inverse High Yield Strategy Fund	1,578,391	4,399	(13,914)	(9,515)
Inverse Mid-Cap Strategy Fund	941,939	–	(22,839)	(22,839)
Inverse NASDAQ-100® Strategy Fund	7,216,223	7,302	(40,947)	(33,645)
Inverse Russell 2000® Strategy Fund	6,586,132	3,422	(196,135)	(192,713)
Inverse S&P 500® Strategy Fund	51,371,287	50,095	(490,167)	(440,072)
Japan 2x Strategy Fund	1,757,413	35,110	(2,672)	32,438
Leisure Fund	23,949,316	973,282	(216,788)	756,494
Long Short Equity Fund	20,957,655	1,706,604	(1,217,014)	489,590
Mid-Cap 1.5x Strategy Fund	18,517,986	732,586	(58,927)	673,659
Monthly Rebalance Nasdaq-100 2x Strategy Fund	162,419,598	–	(3,883,906)	(3,883,906)
NASDAQ-100® Fund	663,778,026	529,637,231	(9,588,917)	520,048,314
Nova Fund	308,533,534	–	(11,015,250)	(11,015,250)
Precious Metals Fund	104,173,770	–	(10,512,666)	(10,512,666)
Real Estate Fund	52,478,466	–	(3,464,411)	(3,464,411)
Retailing Fund	16,912,884	–	(660,920)	(660,920)
Russell 2000® 1.5x Strategy Fund	12,782,752	401,000	(26,174)	374,826
Russell 2000® Fund	35,371,026	2,789,929	(1,111,670)	1,678,259
S&P 500® Fund	138,936,951	25,435,164	(492,965)	24,942,199
S&P 500® Pure Growth Fund	97,120,685	8,076,029	(841,147)	7,234,882
S&P 500® Pure Value Fund	53,419,816	653,247	(2,094,635)	(1,441,388)
S&P MidCap 400® Pure Growth Fund	54,348,108	9,561,140	(2,406,890)	7,154,250
S&P MidCap 400® Pure Value Fund	22,685,528	–	(1,544,724)	(1,544,724)
S&P SmallCap 600® Pure Growth Fund	10,674,758	1,350,928	(760,680)	590,248
S&P SmallCap 600® Pure Value Fund	6,971,144	–	(108,783)	(108,783)
Strengthening Dollar 2x Strategy Fund	5,763,985	2,119	(91,445)	(89,326)
Technology Fund	58,687,798	13,867,518	(278,512)	13,589,006
Telecommunications Fund	5,769,284	–	(854,633)	(854,633)
Transportation Fund	12,312,348	–	(314,077)	(314,077)
Utilities Fund	109,749,636	5,108,363	(417,922)	4,690,441
Weakening Dollar 2x Strategy Fund	2,338,739	41,381	(620)	40,761

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.